As filed with the Securities and Exchange Commission on April 28, 2008

Registration No. 333-82705/811-5672

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO. _	☐

POST-EFFECTIVE AMENDMENT NO. 13	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT

COMPANY ACT OF 1940

AMENDMENT NO. 155	☒

(Check appropriate box or boxes)

WRL SERIES ANNUITY ACCOUNT

(Exact Name of Registrant)

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

(Name of Depositor)

570 Carillon Parkway

St. Petersburg, Florida 33716

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code:

(727) 299-1800

Darin D. Smith, Esq.

Western Reserve Life Assurance Co. of Ohio

4333 Edgewood Road, NE.

Cedar Rapids, IA. 52499-4240

(Name and Address of Agent for Service)

Copy to:

Fred Bellamy, Esq.

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered: Units of interest in the separate account under flexible payment deferred variable annuity contracts.

It is proposed that this filing will become effective (check appropriate space)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on May 1, 2008, pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a) of Rule 485

☐ on                     , pursuant to paragraph (a) of Rule 485

WRL FREEDOM PREMIER® VARIABLE ANNUITY

Issued Through

WRL SERIES ANNUITY ACCOUNT

By

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Prospectus

May 1, 2008

This prospectus gives you important information about the WRL Freedom Premier®, formerly known as WRL Freedom Premier® II, a flexible payment variable deferred annuity contract (“Contract”). Please read this prospectus and the fund prospectuses before you invest and keep them for future reference. This Contract is available to individuals as well as to certain groups and individual retirement plans. This Contract is not available in all states.

You can put your money into one or more of the following investment choices. Money you put in a subaccount is invested exclusively in a single mutual fund portfolio. Your investments in the portfolios are not guaranteed. You could lose your money. Money you direct into the fixed account earns interest at a rate guaranteed by Western Reserve.

If you would like more information about the WRL Freedom Premier®, formerly known as WRL Freedom Premier® II, you can obtain a free copy of the Statement of Additional Information (“SAI”) dated May 1, 2008. Please call us at 1-800-851-9777 (Monday-Friday, 8:30 a.m.-7:00 p.m. Eastern Time), write us at: Western Reserve, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001 or visit our website – www.westernreserve.com. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated herein by reference. The SEC maintains a website (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the Contract and the funds:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	involve risks, including possible loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

AG09300 – 5/2008

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

TRANSAMERICA SERIES TRUST – SERVICE CLASS

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation – Conservative VP

Transamerica Asset Allocation – Growth VP

Transamerica Asset Allocation – Moderate VP

Transamerica Asset Allocation – Moderate Growth VP

Transamerica International Moderate Growth VP

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP

Subadvised by Capital Guardian Trust Company

Transamerica Capital Guardian U.S. Equity VP

Transamerica Capital Guardian Value VP

Subadvised by ING Clarion Real Estate Securities

Transamerica Clarion Global Real Estate Securities VP

Subadvised by Federated Equity Management Company of Pennsylvania

Transamerica Federated Market Opportunity VP

Subadvised by J.P. Morgan Investment Advisors, Inc.

Transamerica JPMorgan Core Bond VP

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Enhanced Index VP

Subadvised by ClearBridge Advisors, LLC

Transamerica Legg Mason Partners All Cap VP

Subadvised by MFS® Investment Management

Transamerica MFS High Yield VP

Transamerica MFS International Equity VP

Subadvised by Columbia Management Advisors, LLC

Transamerica Marsico Growth VP

Subadvised by Munder Capital Management

Transamerica Munder Net50 VP

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Equity Income VP

Transamerica T. Rowe Price Small Cap VP

Subadvised by Templeton Investment Counsel, LLC and Transamerica Investment Management, LLC

Transamerica Templeton Global VP

Subadvised by Third Avenue Management LLC

Transamerica Third Avenue Value VP

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced VP

Transamerica Convertible Securities VP

Transamerica Equity VP

Transamerica Growth Opportunities VP

Transamerica Money Market VP

Transamerica Science & Technology VP

Transamerica Small/Mid Cap Value VP

Transamerica U.S. Government Securities VP

Transamerica Value Balanced VP

Managed by AEGON USA Investment Management

Transamerica Index 50 VP

Transamerica Index 75 VP

Subadvised by Van Kampen Asset Management

Transamerica Van Kampen Mid-Cap Growth VP

ProFunds

Managed by ProFund Advisors LLC

ProFund VP Asia 30

ProFund VP Basic Materials

ProFund VP Bull

ProFund VP Consumer Services

ProFund VP Emerging Markets

ProFund VP Europe 30

ProFund VP Falling U.S. Dollar

ProFund VP Financials

ProFund VP International

ProFund VP Japan

ProFund VP Mid-Cap

ProFund VP Money Market

ProFund VP NASDAQ-100

ProFund VP Oil & Gas

ProFund VP Pharmaceuticals

ProFund VP Precious Metals

ProFund VP Short Emerging Markets

ProFund VP Short International

ProFund VP Short NASDAQ-100

ProFund VP Short Small-Cap

ProFund VP Small-Cap

ProFund VP Small-Cap Value

ProFund VP Telecommunications

ProFund VP UltraSmall-Cap

ProFund VP U.S. Government Plus

ProFund VP Utilities

ACCESS ONE TRUST

Managed by ProFund Advisors LLC

Access VP High Yield FundSM

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DEFINITIONS OF SPECIAL TERMS

Accumulation period — The period between the Contract date and the maturity date while the Contract is in force.

Accumulation unit value — An accounting unit of measure we use to calculate subaccount values during the accumulation period.

Administrative office — Our phone number is 1-800-851-9777. Our hours are Monday—Friday from 8:30 a.m. – 7:00 p.m. Eastern time.

Age — The issue age is the annuitant's age on his/her birthday immediately preceding the Contract date. Attained age is the issue age plus the number of completed Contract years. When we use the term “age” in this prospectus, it has the same meaning as “attained age” in the Contract.

Annuitant — The person you named in the application (or later changed), to receive annuity payments. The annuitant may be changed as provided in the Contract's death benefit provisions and annuity provision.

Annuity unit value — An accounting unit of measure we use to calculate annuity payments from the subaccounts after the maturity date.

Annuity value — The sum of the separate account value and the fixed account value at the end of any valuation period.

Annuitize (Annuitization) — When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your designee).

Beneficiary(ies) — The person(s) you elect to receive the death benefit proceeds under the Contract.

Cash value — The annuity value less any applicable premium taxes, any surrender charge, any loans and unpaid accrued interest, the annual Contract charge, and any rider charges.

Code — The Internal Revenue Code of 1986, as amended.

Contract anniversary — The same day in each succeeding year as the Contract date. If there is no day in a calendar year which coincides with the Contract date, the Contract anniversary will be the first day of the next month.

Contract date — Generally, the later of the date on which the initial premium payment is received, or the date that the properly completed application is received, at Western Reserve's administrative office. We measure Monthiversaries, Contract years and Contract anniversaries from the Contract date.

Death claim day — Any day after the death report day on which we receive a beneficiary's completed election form regarding payment of his/her portion of the death benefit proceeds that are payable upon the death of an owner who is the annuitant.

Death report day — The valuation date on which we have received both proof of death of an owner who is the annuitant and a beneficiary's election regarding payment. If the spouse of the deceased owner/annuitant continues (if a joint owner) or elects to continue (if sole beneficiary) the Contract, there are two death report days (one relating to the death of the first owner/annuitant to die; the second relating to the death of the spouse who continues the Contract). If there is no spousal continuation of the Contract, then there is only one death report day for the Contract. If there are multiple beneficiaries, the death report day is the earliest date on which we receive both proof of death and any beneficiary's completed election form.

Fixed account — An investment option to which you can direct your money under the Contract, other than the separate account. It provides a guarantee of principal and interest. The assets supporting the fixed account are held in the general account. The fixed account is not available in all states.

Fixed account value — During the accumulation period, your Contract's value in the fixed account.

Funds — Investment companies which are registered with the U.S. Securities and Exchange Commission. The Contract allows you to invest in the portfolios of the funds through our subaccounts. We reserve the right to add portfolios of other registered investment companies as investment choices under the Contract in the future.

In force — Condition under which the Contract is active and an owner is entitled to exercise all rights under the Contract.

Mailing address — 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001. All premium payments, loan repayments, correspondence and notices should be sent to this address.

Maturity date — The date on which the accumulation period ends and annuity payments begin. The latest maturity date is the annuitant's 95th birthday.

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Monthiversary — The same day in the month as the Contract date. When there is no date in a calendar month that coincides with the Contract date, the Monthiversary is the first day of the next month.

NYSE — New York Stock Exchange.

Nonqualified Contracts — Contracts issued other than in connection with retirement plans.

Owner (you, your) — The person(s) entitled to exercise all rights under the Contract. The annuitant is an owner unless the application states otherwise, or unless a change of ownership is made at a later time. Joint owners may be named, provided the joint owners are husband and wife. Joint ownership is not available in all states.

Portfolio — A separate investment portfolio of a fund.

Premium payments/premium — Amounts paid by an owner or on an owner's behalf to Western Reserve as consideration for the benefits provided by the Contract. When we use the term “premium payment” or “premium” in this prospectus, it has the same meaning as “net premium” in the Contract, which means the premium payment less any applicable premium taxes.

Qualified Contracts — Contracts issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate account — WRL Series Annuity Account, a unit investment trust consisting of subaccounts. Each subaccount of the separate account invests solely in shares of a corresponding portfolio of a fund.

Separate account value — During the accumulation period, your Contract's value in the separate account, which equals the sum of the values in each subaccount.

Subaccount — A subdivision of the separate account that invests exclusively in the shares of a specified portfolio and supports the Contracts. Subaccounts corresponding to each portfolio hold assets under the Contract during the accumulation period. Other subaccounts corresponding to each portfolio will hold assets after the maturity date if you select a variable annuity payment option.

Surrender — The termination of a Contract at the option of an owner.

Valuation date/ business day — Each day on which the NYSE is open for trading, except when a subaccount's corresponding portfolio does not value its shares. Western Reserve is open for business on each day that the NYSE is open. When we use the term “business day,” it has the same meaning as valuation date.

Valuation period — The period of time over which we determine the change in the value of the subaccounts in order to price accumulation units and annuity units. Each valuation period begins at the close of normal trading on the NYSE (currently 4:00 p.m. Eastern Time on each valuation date) and ends at the close of normal trading of the NYSE on the next valuation date.

Western Reserve (we, us, our) — Western Reserve Life Assurance Co. of Ohio.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail. Please read the entire prospectus carefully.

Certain provisions of Contract Form Number WL18 are different than those described herein. See Appendix B for information concerning Contract Form Number WL18.

1.	THE ANNUITY CONTRACT

The WRL Freedom Premier® is a flexible payment variable deferred annuity contract (the “Contract”) offered by Western Reserve. It is a contract between you, as an owner, and Western Reserve, a life insurance company. The Contract provides a way for you to invest on a tax-deferred basis in the subaccounts of the separate account and the fixed account. We intend the Contract to be used to accumulate money for retirement or other long-term investment purposes.

The Contract allows you to direct your money into one or more of the subaccounts. Each subaccount invests exclusively in a single portfolio of a fund. The money you invest in the subaccounts will fluctuate daily based on the portfolio's investment results. The value of your investment in the subaccounts is not guaranteed and may increase or decrease. You bear the investment risk for amounts you invest in the subaccounts.

You can also direct money to the fixed account. Amounts in the fixed account earn interest annually at a fixed rate that is guaranteed by us never to be less than 2% (in most states), and may be more. We guarantee the interest, as well as principal, on money placed in the fixed account. The fixed account is not available in all states.

You can transfer money between any of the investment choices during the accumulation period, subject to certain limits on transfers from the fixed account.

For an additional charge, you may select either a compounding minimum death benefit rider or an annual step-up death benefit rider. You may only add one of the optional death benefit riders when you purchase the Contract. If you purchase one of these riders, you cannot drop it after we issue your Contract. You may also add an Additional Earnings Rider that may provide a supplemental death benefit if you have not already selected an optional death benefit rider. See Section 9. Death Benefit, for details concerning these death benefit riders. Subject to compliance with applicable law, we may at any time discontinue offering any optional rider described in this prospectus.

The Contract, like all deferred annuity contracts, has two phases: the “accumulation period” and the “income phase.” During the accumulation period, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the Contract. The income phase starts on the maturity date when you begin receiving regular payments from your Contract. The money you can accumulate during the accumulation period, as well as the annuity payment option you choose, will largely determine the amount of any income payments you receive during the income phase.

2.	ANNUITY PAYMENTS

(THE INCOME PHASE)

The Contract allows you to receive income after the maturity date under several annuity payment options. You may choose from fixed payment options or variable payment options. If you select a variable payment option, the dollar amount of the payments you receive may go up or down depending on the investment results of the portfolios you invest in at that time, reduced by the separate account annuitization charge. Generally, you cannot annuitize before your Contract's fifth anniversary.

3.	PURCHASE

You can buy this Contract with $5,000 ($1,000 for traditional or Roth IRAs and $50 for other qualified Contracts) or more under most circumstances. You can add as little as $50 at any time during the accumulation period. We allow premium payments up to a total of $1,000,000 per Contract year without prior approval. There is no limit on the total premium payments you may make during the accumulation period.

4.	INVESTMENT CHOICES

You can invest your money in any of the fund portfolios by directing it to the corresponding subaccount. The portfolios are described in the fund prospectuses that you received with this prospectus.

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The portfolios now available to you under the Contract are:

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica Asset Allocation - Growth VP – Service Class

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Transamerica BlackRock Large Cap Value VP – Service Class

Transamerica Capital Guardian U.S. Equity VP – Service Class

Transamerica Capital Guardian Value VP – Service Class

Transamerica Clarion Global Real Estate Securities VP – Service Class

Transamerica Federated Market Opportunity VP – Service Class

Transamerica JPMorgan Core Bond VP – Service Class

Transamerica JPMorgan Enhanced Index VP – Service Class

Transamerica Legg Mason Partners All Cap VP – Service Class

Transamerica MFS High Yield VP – Service Class

Transamerica MFS International Equity VP – Service Class

Transamerica Marsico Growth VP – Service Class

Transamerica Munder Net50 VP – Service Class

Transamerica PIMCO Total Return VP – Service Class

Transamerica T. Rowe Price Equity Income VP – Service Class

Transamerica T. Rowe Price Small Cap VP – Service Class

Transamerica Templeton Global VP – Service Class

Transamerica Third Avenue Value VP – Service Class

Transamerica Balanced VP – Service Class

Transamerica Convertible Securities VP – Service Class

Transamerica Equity VP – Service Class

Transamerica Growth Opportunities VP – Service Class

Transamerica Money Market VP - Service Class

Transamerica Science & Technology VP – Service Class

Transamerica Small/Mid Cap Value VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Transamerica Value Balanced VP – Service Class

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Transamerica Van Kampen Mid-Cap Growth VP – Service Class

ProFund VP Asia 30(1)

ProFund VP Basic Materials(1)

ProFund VP Bull(1)

ProFund VP Consumer Services(1)

ProFund VP Emerging Markets(1)

ProFund VP Europe 30(1)

ProFund VP Falling U.S. Dollar(1)

ProFund VP Financials(1)

ProFund VP International(1)

ProFund VP Japan(1)

ProFund VP Mid-Cap(1)

ProFund VP Money Market(1)

ProFund VP NASDAQ-100(1)

ProFund VP Oil & Gas(1)

ProFund VP Pharmaceuticals(1)

ProFund VP Precious Metals(1)

ProFund VP Short Emerging Markets(1)

ProFund VP Short International(1)

ProFund VP Short NASDAQ-100(1)

ProFund VP Short Small-Cap(1)

ProFund VP Small-Cap(1)

ProFund VP Small-Cap Value(1)

ProFund VP Telecommunications(1)

ProFund VP UltraSmall-Cap(1)

ProFund VP U.S. Government Plus(1)

ProFund VP Utilities(1)

Access VP High Yield FundSM(1)

(1)	The ProFunds and Access portfolios permit frequent transfers and investors in these portfolios may bear the additional costs and investment risks of frequent transfers.

Please contact our administrative office at 1-800-851-9777 (Monday — Friday 8:30 a.m. — 7:00 p.m. Eastern Time) or visit our website (www.westernreserve.com) to obtain an additional copy of the fund prospectuses containing more complete information concerning the funds and portfolios.

Depending upon market conditions, you can make or lose money in any of these subaccounts. We reserve the right to offer other investment choices in the future.

You can also allocate your premium payments to the fixed account. Unless otherwise required by state law, we reserve the right to limit the amount you may allocate or transfer to the fixed account. The fixed account is not available in all states. If your Contract was issued in Washington, Oregon, New Jersey or Massachusetts, you may not direct or transfer any money to the fixed account.

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Transfers. You have the flexibility to transfer assets within your Contract. During the accumulation period you may transfer amounts among the subaccounts and between the subaccounts and the fixed account. Certain restrictions and charges apply.

5.	EXPENSES

See Appendix B for information concerning Contract Form NumberWL18.

We do not take any deductions for sales charges from premium payments at the time you buy the Contract. You generally invest the full amount of each premium payment in one or more of the investment choices.

During the accumulation period, we deduct a daily mortality and expense risk charge of 0.85% annually (1.25% if you select the compounding minimum death benefit rider or annual step-up death benefit rider) and a daily administrative charge of 0.40% annually from the money you have invested in the subaccounts. During the income phase, if you elect a variable annuity payment option, we will deduct a daily separate account annuitization charge from your subaccount assets equal to an annual rate of 1.40% in place of the mortality and expense risk and administrative charges. The optional death benefit riders are not available in all states.

If you select the Additional Earnings Rider, there is an annual charge during the accumulation period of 0.35% of your Contract's annuity value. This charge will not increase after you purchase the rider. We deduct the rider charge from your annuity value on each rider anniversary and pro rata on the termination date of the rider. We do not assess this charge during the income phase.

During the accumulation period, we deduct an annual Contract charge of $30 from the annuity value on each Contract anniversary and at the time of surrender. We currently waive this charge if either your annuity value, or the total premiums you have paid us, minus all partial surrenders (including surrender charges), equals or exceeds $50,000 on the Contract anniversary when this charge is payable. However, we will deduct this charge from your annuity value if you surrender your Contract completely.

We impose a $10 charge per transfer if you make more than 12 transfers among the subaccounts per Contract year. There is no charge for transfers from the fixed account. We do not currently charge for Internet transfers, although we reserve the right to do so in the future.

If you take a Contract loan, we will impose a $30 loan processing fee. Only certain types of qualified Contracts can take Contract loans. This fee is not applicable in all states.

We may deduct state premium taxes, which currently range from 0% to 3.50%, when you make your premium payment(s), if you surrender the Contract or partially surrender its value, if we pay out death benefit proceeds, or if you begin to receive regular annuity payments. We only charge you premium taxes in those states that require us to pay premium taxes.

If you make a partial surrender or surrender your Contract completely, we will deduct a surrender charge for premium payments surrendered within seven years after we receive the premium payment. This charge is 7% of the amount that must be surrendered if the surrender occurs within 24 months or less of our receipt of the premium payment, and then declines gradually to 6% — 25 through 36 months; 5% — 37 through 48 months; 4% — 49 through 60 months; 3% — 61 through 72 months; 2% — 73 through 84 months; and no surrender charge — 85 months or more.

When we calculate surrender charges, we treat partial surrenders as coming first from the oldest premium payment, then the next oldest and so forth. For partial surrenders you make in any Contract year, we will waive all or a portion of the surrender charge up to the maximum free amount. Partial surrenders in excess of the maximum free amount will be subject to a surrender charge. We will deduct the full surrender charge if you surrender your Contract completely. The “free amount” waiver does not apply to a complete surrender. We waive this charge under certain circumstances. See Section 5. Expenses — Surrender Charge for how we calculate surrender charges and waivers.

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest fund expenses for the previous calendar year are found in the “Annuity Contract Fee Table” section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

See Section 10. Other Information—Distribution of the Contracts for information concerning

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compensation we pay our agents for the sale of the Contracts.

6.	TAXES

The Contract's earnings are generally not taxed until you take them out. For federal tax purposes, if you take money out during the accumulation period, earnings come out first and are taxed as ordinary income. The annuity payments you receive during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income until the “investment in the contract” has been fully recovered. Different tax consequences may apply for a qualified Contract. If you are younger than 59 1/2 when you take money out of a Contract, you may also be charged a 10% federal penalty tax on the amount you must report as taxable income.

Death benefits are taxable and generally are included in the income of the recipient as follows: if received under an annuity payment option, death benefits are taxed in the same manner as annuity payouts; if not received under an annuity option (for instance, if paid out in a lump sum), death benefits are taxed in the same manner as a partial or complete surrender.

7.	ACCESS TO YOUR MONEY

You can take some or all of your money out anytime during the accumulation period. However, you may not take a partial surrender if it reduces the cash value below $5,000. No partial surrenders may be made from the fixed account without prior consent from us. Access to amounts held in qualified Contracts may be restricted or prohibited by law or regulation or the terms of the plan. Other restrictions and surrender charges may apply. You may also have to pay federal income tax and a penalty tax on any money you take out.

Partial surrenders may reduce the death benefit and the Additional Earnings Rider benefit by more than the amount surrendered.

8.	PERFORMANCE

The value of your Contract will vary up or down depending upon the investment performance of the subaccounts you choose and will be reduced by Contract fees and charges. Past performance does not guarantee future results.

9.	DEATH BENEFIT

If you are both an owner and the annuitant and you die before the maturity date, your beneficiary will receive the death benefit proceeds. If your surviving spouse continues (if a joint owner) or elects to continue (if a sole beneficiary) the Contract, the surviving spouse becomes sole owner and annuitant. We will increase the annuity value as of the death report day to equal the death benefit proceeds (described below) as of the death report day and revise the way we calculate the death benefit so that it is based on the age of the surviving spouse. Death benefit provisions may vary by state.

If you are named only as an owner, and you die before the annuitant and before the maturity date, and if your surviving spouse is the joint owner or sole beneficiary, then the Contract continues. However, the annuity value is not increased to equal the death benefit proceeds.

If you name different persons as owner and annuitant, you can affect whether the death benefit proceeds are payable and who will receive them. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

If the annuitant dies before the maturity date, the death benefit proceeds, if payable, will be determined by the death benefit option described in your Contract and in any optional death benefit rider that you purchased. If you purchase an optional death benefit rider, you cannot drop it after we issue your Contract.

Under the standard death benefit, the death benefit proceeds will be the greater of:

•	the annuity value as of the death report day; or

•	the total premium payments you make to the Contract reduced by any adjusted partial surrenders.

Under the compounding minimum death benefit rider, the death benefit proceeds will be the greater of:

•	the death benefit proceeds as determined under the standard death benefit; or

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total premiums paid for this Contract, less any adjusted partial surrenders, accumulated at 5% interest per annum from the date of payment or partial surrender until the earlier of (a) the date of death, or (b) the date of the annuitant's 81st birthday. This death benefit will not exceed

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200% of total premium payments less partial surrenders.

Under the annual step-up death benefit rider, the death benefit proceeds will be the greater of:

•	the death benefit proceeds as determined under the standard death benefit; or

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the highest annuity value as of any Contract anniversary prior to the annuitant's 81st birthday. The highest annuity value will be increased for premiums made and decreased for adjusted partial surrenders taken following the date of the Contract anniversary on which the highest annuity value occurs. This death benefit will not exceed 200% of total premium payments less partial surrenders.

The adjusted partial surrender is equal to (a) times (b) where:

(a)	is the ratio of the value of any proceeds that would have been payable had death occurred, to the annuity value, as these amounts existed on the date the partial surrender is processed, but prior to the processing; and

(b)	is the amount of the partial surrender.

An additional death benefit may be payable if you purchase the Additional Earnings Rider (not available if you purchase one of the optional death benefit riders) and it is in effect at the time the death benefit proceeds become payable. You may only select the Additional Earnings Rider if you are both the owner and the annuitant (except in the case of a trust or employer-sponsored plan). This rider is not available in all states and may vary by state. See Section 9. Death Benefit—Additional Earnings Rider for details.

The death benefit payable, if any, on or after the maturity date depends on the annuity payment option selected. See Section 2. Annuity Payments (The Income Phase)—Fixed Annuity Payment Options and Variable Annuity Payment Options for a description of the annuity payment options. Not all payment options provide for the payment of a death benefit.

10.	OTHER INFORMATION

Right to Cancel Period. You may return your Contract for a refund within 10 days after you receive it. In most states, the amount of the refund will be the total premium payments we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. You will keep any gains, and bear any losses, on amounts that you invested in the subaccounts. If state law requires, we will refund your original premium payment(s). We determine the value of the refund as of the date we receive the returned Contract at our administrative office. We will pay the refund within 7 days after we receive your original signature written notice of cancellation and the returned Contract. A faxed version of a copy of the written notice of cancellation will not be sufficient for us to pay a refund. The Contract will then be deemed void. In some states you may have more than 10 days and/or receive a different refund amount.

Who Should Purchase the Contract? We have designed this Contract for people seeking long-term tax-deferred accumulation of assets, generally for retirement. This includes persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in. If you are purchasing the Contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the Contract (including annuity income benefits) before purchasing the Contract, because the tax-favored arrangement itself provides tax- sheltered growth.

Additional Features. This Contract has additional features that might interest you. These include the following:

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Reduced Minimum Initial Premium Payment (for nonqualified Contracts): You may make a minimum initial premium payment of $1,000, rather than $5,000, if you indicate on your application that you anticipate making minimum monthly payments of at least $100 by electronic funds transfer.

•

Systematic Partial Surrenders: You can arrange to have money automatically sent to you while your Contract is in the accumulation period. You may take systematic partial surrenders monthly, quarterly, semi-annually or annually without paying surrender charges. Amounts you receive may be included in your gross income and, in certain circumstances, may be subject to penalty taxes.

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Dollar Cost Averaging: You can arrange to have a certain amount of money automatically transferred monthly from one or any combination of the fixed account, the Transamerica Money Market VP or Transamerica JPMorgan Core Bond VP subaccounts to your choice of subaccounts. Dollar cost averaging does not guarantee a profit

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and does not protect against a loss if market prices decline.

•

Asset Rebalancing: We will, upon your request, automatically transfer amounts periodically among the subaccounts on a regular basis to maintain a desired allocation of the annuity value among the various subaccounts.

•

Telephone Fax and Internet Transactions: You may make transfers, partial surrenders and/or change the allocation of additional premium payments by telephone or fax. You may also make transfers and change premium payment allocations through our website – www.westernreserve.com. Internet transactions are not available for transfers and changes in premium payment allocations involving the fixed account. Transfer orders made in writing, by telephone, by facsimile, or via the Internet must be received before the close of our business day, which is the same as when the NYSE closes, usually 4:00 p.m. Eastern Time. Transfer orders received at our administrative office before the NYSE closes are priced using the subaccount accumulation unit value determined at the close of that regular business session of the NYSE (usually 4:00 p.m. Eastern Time). If we receive a transfer order at our administrative office after the NYSE closes for normal trading, we will process the order using the subaccount accumulation unit value determined at the close of the next regular business session of the NYSE.

•

Nursing Care Facility Waiver: If you are confined to a nursing care facility, you may take partial surrenders or surrender your Contract completely without paying the surrender charge, under certain circumstances.

•	Terminal Condition Waiver: Under a terminal condition waiver, if certain medically-related circumstances occur, we will allow you to fully or partially surrender your money without a surrender charge.

•

Contract Loans (for certain qualified Contracts): If you own a qualified Contract, you may be eligible to take out Contract loans during the accumulation period, subject to certain restrictions. Penalties may apply if you fail to comply with required restrictions. See Section 7. Access to Your Money—Contract Loans for Certain Qualified Contracts for details.

•

Optional Death Benefit and Additional Earnings Riders: You may add one of the optional death benefit riders for an additional charge. If you wish to purchase one of the riders, you must select the rider on your application. If you purchase one of these riders, you cannot drop it after we issue your Contract. However, you may purchase the Additional Earnings Rider at issue or on any Monthiversary during the accumulation period if you have not already purchased an optional death benefit rider. These riders are not available to owners, joint owners or annuitants age 76 or older on the Contract date. These riders are not available in all states and may vary by state.

•

Compounding Minimum Death Benefit Rider: This rider provides a death benefit equal to total premium payments paid for this Contract, plus interest at an effective annual rate of 5% (in most states) from the date of the premium payment to the date of death, less any adjusted partial surrender(s), including interest on any partial surrender at the 5% rate from the date of partial surrender to the date of death. Interest is not credited after the annuitant's 81st birthday. This death benefit will not exceed 200% of total premium payments less partial surrenders.

•

Annual Step-Up Death Benefit Rider: This rider provides a death benefit equal to the highest annuity value on any Contract anniversary prior to the annuitant's 81st birthday. The highest annuity value will be increased for premium payments you have made and decreased for any adjusted partial surrenders we have paid to you following the Contract anniversary on which the highest annuity value occurs. This death benefit will not exceed 200% of total premium payments less partial surrenders.

•

Additional Earnings Rider: You may add this rider for an additional charge when we issue the Contract or on any Monthiversary during the accumulation period if you, a joint owner and the annuitant are age 75 or younger and if you have not already purchased an optional death benefit rider. It may provide you with a supplemental death benefit to help offset the taxes typically due on annuity death benefits. The Additional Earnings Rider may continue with the Contract if the surviving spouse elects to continue the Contract. If the Additional Earnings Rider is attached to a Contract with multiple beneficiaries, and the death benefit proceeds are payable to the beneficiaries, then each beneficiary may choose individually whether to receive any benefit under the Additional Earnings Rider as of the death report day (and thereby terminate the rider), or continue the rider (with fees) and have any benefit under the Additional Earnings Rider paid on that beneficiary's death. We recommend that you

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consult your tax advisor before you purchase this rider.

•

Additional Benefits with Spousal Continuation: If an owner who is the annuitant dies before the maturity date, and the surviving spouse of the deceased owner continues (if a joint owner) or elects to continue (if a sole beneficiary) the Contract, the surviving spouse becomes sole owner and annuitant. We will increase the annuity value as of the death report day to equal the death benefit proceeds as of the death report day. We will pay a death benefit on the death of the surviving spouse and revise the way we calculate the death benefit so that it is based on the age of the surviving spouse.

•

Additional Death Benefit on Beneficiary’s Death: If an owner who is the annuitant dies before the maturity date, and the deceased owner's spouse is not named as joint owner or as the sole beneficiary who elects to continue the Contract, then each beneficiary can elect to keep the Contract in the accumulation period (with some restrictions) and to receive his or her portion of the death benefit proceeds over a period not to exceed that beneficiary's life expectancy (the “distribution period”). We will pay a death benefit under the Contract if the beneficiary dies during the distribution period and permit such beneficiary to name a new beneficiary. We will revise the way we calculate that death benefit so that it is based on the age of such beneficiary.

•

Multiple Beneficiaries: If an owner who is an annuitant dies before the maturity date, and the deceased owner has named multiple beneficiaries, each beneficiary may choose individually how he or she wants to receive his/her portion of the death benefit proceeds.

These features are not available in all states, may vary by state and may not be suitable for certain qualified Contracts or in your particular situation. Subject to compliance with applicable law, we may at any time discontinue offering any optional riders or features described in this prospectus.

Certain states place restrictions on access to the fixed account, on the death benefit calculation, on the annuity payment options and on other features of the Contract. Consult your agent and the Contract for details.

Scheduled Financial Transaction Processing. We process scheduled financial transactions based on the accumulation unit values determined at the end of the business day on which we schedule the transaction. Examples of scheduled financial transactions include systematic partial surrenders, dollar cost averaging and asset rebalancing.

A business day is any day the NYSE is open. Our business day closes when the NYSE closes, usually 4:00 p.m. Eastern Time. We observe the same holidays as the NYSE. If a day on which a scheduled financial transaction would ordinarily occur falls on a day the NYSE is closed, we will process the transaction the next day that the NYSE is open.

Other Contracts. We offer other variable annuity contracts which also invest in the same portfolios of the funds. These contracts may have different charges that could affect subaccount performance and may offer different benefits more suitable to your needs. To obtain more information about these contracts, contact your agent, or call us at 1-800-851-9777 (Monday-Friday 8:30 a.m.-7:00 p.m. Eastern Time).

Financial Information. We have included in Appendix A a financial history of the accumulation unit values for the subaccounts available through this Contract.

11.	INQUIRIES

If you need more information or want to make a transaction, please contact us at:

Western Reserve Life Assurance Co. of Ohio

Administrative Office

1-800-851-9777

(Monday-Friday 8:30 a.m.-7:00 p.m. Eastern Time)

You may check your policy at www.westernreserve.com. We cannot guarantee that you will be able to access this site.

Or write to us at our mailing address:

Western Reserve Life Assurance Co. of Ohio

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

Please send all premium payments, loan repayments, correspondence and notices to the mailing address.

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ANNUITY CONTRACT FEE TABLE(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and charges that you will pay at the time that you buy the Contract, take a loan from the Contract, partially or completely surrender the Contract, or transfer annuity value between the subaccounts and/or the fixed account. State premium taxes may also apply.

Owner Transaction Expenses

Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of premium payments)(2)(3)(4)	7%
Transfer Charge(5)	$10 after 12 per year
Loan Processing Fee(6)	$30 per loan
Special Service Fee	$0 - $25

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including portfolio fees and expenses. This table also includes the charges you would pay if you added optional riders to your Contract.

Annual Contract Charge(3)(7)	$30 per Contract year
Separate Account Annual Expenses (as a % of average separate account value during the accumulation period)(8)
Under Standard Death Benefit:
Mortality and Expense Risk Charge	0.85%
Administrative Charge	0.40%

Total Separate Account Annual Expenses	1.25%
With Compounding Minimum Death Benefit Rider Added (optional):
Mortality and Expense Risk Charge	1.25%
Administrative Charge	0.40%

Total Separate Account Annual Expenses	1.65%
With Annual Step-Up Death Benefit Rider Added (optional):
Mortality and Expense Risk Charge	1.25%
Administrative Charge	0.40%

Total Separate Account Annual Expenses	1.65%
Annual Optional Rider Charges:
Additional Earnings Rider Charge(9)	0.35%

The next table shows the lowest and highest total operating expenses charged by the portfolios for the fiscal year ended December 31, 2007. Expenses of the portfolios may be higher or lower in the future. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Annual Portfolio Operating Expenses(10)(11)	Lowest	Highest
Expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses)	0.65%	2.07%

The following Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example shows the highest costs of investing in the Contract, including Contract owner transaction expenses, the annual Contract charge, separate account charges (assuming the compounding minimum death benefit rider or annual step-up death benefit rider has been added), the highest charge for the optional Additional Earnings Rider and highest Annual Portfolio Operating Expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year.

Example(12)	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period.	$1037	$1781	$2466	$4395
If you annuitize* or remain invested in the Contract at the end of the applicable time period.	$416	$1263	$2131	$4395

*	You cannot annuitize your Contract before your Contract's fifth anniversary.

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Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

For information concerning compensation paid for the sale of the Contracts, see “Distribution of the Contracts.”

(1)	The Fee Table applies only to the accumulation period. During the income phase, the fees may be different than those described in the fee table. See Section 5, Expenses.

(2)	We will deduct from any payment for a partial or complete surrender the charge for any extraordinary expenses we incur for expediting delivery of the payment of your partial or complete surrender – such as for wire transfers or overnight mail expenses. We charge $25 for a wire transfer and $20 ($30 for a Saturday delivery) for an overnight delivery.

(3)	The surrender charge decreases based on the number of years since each premium payment was made, from 7% in the first two years after the premium payment was made and grading down to 0% in the eighth year after the premium payment was made. To calculate surrender charges, the first premium payment made is considered to come out first. This charge is waived under certain circumstances.

(4)	We may reduce or waive the surrender charge and the annual Contract charge for Contracts sold to groups of employees with the same employer, including our directors, officers and full-time employees, or other groups where sales to the group reduce our administrative expenses.

(5)	There is no charge for transfers from the fixed account. We do not currently charge for Internet transfers, although we reserve the right to do so in the future.

(6)	Loans are available only for certain qualified Contracts. The loan processing fee is not applicable in all states.

(7)	We currently waive this charge if either the annuity value, or the total premium payments, minus all partial surrenders, including any surrender charges, equals or exceeds $50,000 on the Contract anniversary for which the charge is payable. However, we will deduct this charge from your annuity value if you surrender your Contract completely.

(8)	These charges are assessed to your assets in each subaccount. They do not apply to the fixed account. The mortality and expense risk charge of 0.85% applies when you have selected the standard death benefit. If you select the compounding minimum death benefit rider or the annual step-up death benefit rider, then the mortality and expense risk charge will increase to 1.25%. These charges apply only during the accumulation period. After the maturity date, if you elect a variable annuity payment option, we will deduct a daily separate account annuitization charge from your subaccount assets equal to an annual rate of 1.40% in place of the mortality and expense risk and administrative charges.

(9)	This rider is optional. You may not add this rider if you have already purchased one of the optional death benefit riders. If you add the rider, we will impose during the accumulation period an annual rider charge equal to 0.35% of your Contract’s annuity value on each rider anniversary and pro rata on the termination date of the rider, including Contract surrender. The charge will not increase once the rider has been issued. We deduct the rider charge from the fixed account and from each subaccount in proportion to the amount of the annuity value in each account. We do not assess this charge during the income phase. This rider is not available in all states.

(10)	The portfolio expenses used to prepare this table were provided to Western Reserve by the fund(s). Western Reserve has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2007. Current or future expenses may be greater or less than those shown.

(11)	The table showing the range of expenses for the portfolios takes into account the expenses of several asset allocation portfolios that are “fund of funds.” A “fund of funds” portfolio typically allocates its assets, within predetermined percentage ranges, among certain other portfolios of the TST fund. Each “fund of funds” has its own set of operating expenses, as does each of the portfolios in which it invests. In determining the range of portfolio expenses, Western Reserve took into account the combined actual expenses for each of the “fund of funds” and for the portfolios in which it invests, assuming a constant allocation by each “fund of funds” of its assets among the portfolios identical to its actual allocation at December 31, 2007.

(12)	The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). The annual Contract charge of $30 is reflected as an annual charge of 0.09% that is determined by dividing the total annual Contract charges to be collected during 2007 by total average net assets to be attributable to the Contract during 2007. Different fees and expenses not reflected in the Example may be assessed after you annuitize under a variable annuity payout option.

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1.	THE ANNUITY CONTRACT

This prospectus describes the WRL Freedom Premier®, formerly known as WRL Freedom Premier® II variable annuity contract offered by Western Reserve.

An annuity is a contract between you, an owner, and an insurance company (in this case Western Reserve), where the insurance company promises to pay the annuitant an income in the form of annuity payments. These payments begin after the maturity date. (See Section 2 below.) Until the maturity date, your annuity is in the accumulation period and the earnings generally are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After the maturity date, your annuity switches to the income phase.

The Contract is a flexible payment variable deferred annuity. You can use the Contract to accumulate funds for retirement or other long-term financial planning purposes.

It is a “flexible payment” Contract because after you purchase it, you can generally make additional investments of $50 or more at any time, until the maturity date. But you are not required to make any additional investments.

The Contract is a “variable” annuity because the value of your Contract can go up or down based on the performance of your investment choices. If you select the variable investment portion of the Contract, the amount of money you are able to accumulate in your Contract during the accumulation period depends upon the performance of your investment choices. If you elect to receive variable annuity payments during the income phase of your Contract, the amount of your annuity payments will also depend upon the performance of your investment choices for the income phase.

The Contract also contains a fixed account. Unless otherwise required by state law, we reserve the right to limit the amount you may allocate or transfer to the fixed account. The fixed account offers an interest rate that is guaranteed by Western Reserve to equal at least 2% (in most states) per year. There may be different interest rates for each payment or transfer you direct to the fixed account which are equal to or greater than the guaranteed rate. The interest rates we set will be credited for periods of at least one year measured from each payment or transfer date.

The fixed account is not available in all states. If your Contract was issued in Washington, Oregon, New Jersey or Massachusetts, you may not direct or transfer any money to the fixed account.

2.	ANNUITY PAYMENTS

(THE INCOME PHASE)

You choose the date when annuity payments start under the Contract. This is the maturity date. You can change this date by giving us 30 days written notice. The maturity date cannot be earlier than the end of the fifth Contract year. The maturity date cannot be later than the annuitant's 95th birthday. The maturity date may be earlier for qualified Contracts.

Election of Annuity Payment Option. Before the maturity date, if the annuitant is alive, you may choose an annuity payment option or change your option. If you do not choose an annuity option by the maturity date, we will make payments under Option D (see below) as a Variable Life Income with 10 years of guaranteed payments. You cannot change the annuity payment option after the maturity date.

If you choose a variable payment option, you must specify how you want the annuity proceeds divided among the subaccounts as of the maturity date. If you do not specify, we will allocate the annuity proceeds in the same proportion as the annuity value is allocated among the investment options on the maturity date. After the maturity date, you may make transfers among the subaccounts, but you may not make transfers from or to the fixed account; we may limit subaccount transfers to one per Contract year.

Unless you specify otherwise, the annuitant named on the application will receive the annuity payments. As of the maturity date and so long as we agree, you may elect a different annuitant or add a joint annuitant who will be a joint payee under a joint and survivor life income payment option. If you do not choose an annuitant, we will consider you to be the annuitant.

Supplemental Contract. Once you annuitize and if you have selected a fixed annuity payment option, the Contract will end and we will issue a supplemental Contract to describe the terms of the option you selected. The supplemental Contract will name who will receive the annuity payments and describe when the annuity payments will be made.

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Annuity Payment Options Under the Contract

The Contract provides several annuity payment options that are described below. You may choose any annuity payment option available under your Contract. You can choose to receive payments monthly, quarterly, semi-annually or annually.

We will use your “annuity proceeds” to provide these payments. The “annuity proceeds” is your annuity value on the maturity date, less any premium tax that may apply. If your annuity payment would be less than $20, then we will pay you the annuity proceeds in one lump sum.

Fixed Annuity Income Payments. If you choose annuity payment Option A, B or C, the dollar amount of each annuity payment will be fixed on the maturity date and guaranteed by us. The payment amount will generally depend on the following:

•	The amount of the annuity proceeds on the maturity date;

•	The interest rate we credit on those amounts; and

•	The specific payment option you choose.

Variable Annuity Income Payments. If you choose variable annuity payment Option D or E, the dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the Contract. The dollar amount of each additional variable payment will vary based on the investment performance of the subaccount(s) you invest in and the Contract's assumed investment return of 5%. The dollar amount of each variable payment after the first may increase, decrease or remain constant. If, after all charges are deducted, the actual investment performance exactly matches the Contract's assumed investment return of 5% at all times, then the dollar amount of the next variable annuity payment would remain the same. If actual investment performance, after all charges are deducted, exceeds the assumed investment return, then the dollar amount of the variable annuity payments would increase. But, if actual investment performance, less charges, is lower than the 5% assumed investment return, then the dollar amount of the variable annuity payments would decrease. The portfolio in which you are invested must grow at a rate at least equal to the 5% assumed investment return (plus the daily separate account annuitization charge equal to an annual rate of 1.40% of subaccount assets) in order to avoid a decrease in the dollar amount of variable annuity payments. For more information on how variable annuity income payments are determined, see the SAI.

If you elect a variable annuity payment option, we deduct a daily separate account annuitization charge from your subaccount assets equal to an annual rate of 1.40%.

The annuity payment options are explained below. Some of the annuity payment options may not be available in all states. Options A, B, and C are fixed only. Options D and E are variable only.

Fixed Annuity Payment Options

Payment Option A — Fixed Installments. We will pay the annuity in equal payments over a fixed period of 5, 10, 15 or 20 years or any other fixed period acceptable to Western Reserve.

Payment Option B — Life Income: Fixed Payments.

•	No Period Certain — We will make level payments only during the annuitant's lifetime; or

•	10 Years Certain — We will make level payments for the longer of the annuitant's lifetime or 10 years; or

•	Guaranteed Return of Annuity Proceeds — We will make level payments for the longer of the annuitant's lifetime or until the total dollar amount of payments we made to you equals the annuity proceeds.

Payment Option C — Joint and Survivor Life Income: Fixed Payments. We will make level payments during the joint lifetime of the annuitant and a joint annuitant of your choice. Payments will be made as long as either person is living.

For more information on how the fixed annuity payments are determined, see the SAI.

Variable Annuity Payment Options

Payment Option D — Variable Life Income. The annuity proceeds are used to purchase variable annuity units in the subaccounts you select. You may choose between:

•	No Period Certain — We will make variable payments only during the annuitant's lifetime; or

•	10 Years Certain — We will make variable payments for the longer of the annuitant's lifetime or 10 years.

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Payment Option E — Variable Joint and Survivor Life Income. We will make variable payments during the joint lifetime of the annuitant and a joint annuitant of your choice. Payments will be made as long as either person is living.

Other annuity payment options may be arranged by agreement with us.

If your contract is a qualified contract, payment option A may not satisfy minimum required distribution rules. Consult a tax advisor before electing that option.

NOTE CAREFULLY: The death benefit payable after the maturity date will be affected by the annuity option you choose.

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Life Income (fixed or variable); and

•	the annuitant(s) dies, for example, before the due date of the second annuity payment;

THEN:

•	we may make only one annuity payment and there will be no death benefit payable.

IF:

•	you choose Fixed Installments, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Annuity Proceeds, or Variable Life Income with 10 Years Certain; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person's beneficiary, or their value (determined at the date of death) may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the annuitant's address of record. The annuitant is responsible for keeping Western Reserve informed of the annuitant's current address of record.

3.	PURCHASE

Contract Issue Requirements

We will not issue a Contract unless:

•	we receive information we need to issue the Contract;

•	we receive a minimum initial premium payment (except for 403(b) Contracts); and

•	the annuitant is age 85 or younger.

In order to purchase the optional compounding minimum death benefit rider, annual step-up death benefit rider or Additional Earnings Rider, you, a joint owner and the annuitant must be age 75 or younger. If you purchase the compounding minimum death benefit rider or the annual step-up death benefit rider, you cannot drop it after we issue your Contract. You may purchase the Additional Earnings Rider at issue or on any Monthiversary during the accumulation period if you have not already purchased an optional death benefit rider. You may not purchase the Additional Earnings Rider if you have purchased an optional death benefit rider.

Premium Payments

You should make checks or drafts for premium payments payable only to “Western Reserve Life” and send them to our administrative office. Your check or draft must be honored in order for us to pay any associated payments and benefits due under the Contract.

Initial Premium Requirements

The initial premium payment for nonqualified Contracts must be at least $5,000. However, you may make a minimum initial premium payment of $1,000, rather than $5,000, if you indicate on your application that you anticipate making minimum monthly payments of at least $100 by electronic funds transfer. For traditional or Roth IRAs the minimum initial premium payment is $1,000 and for qualified Contracts other than traditional or Roth IRAs, the minimum initial premium payment is $50.

We will credit your initial premium payment to your Contract within two business days after the day we receive it and your complete Contract information at our administrative office. If we are unable to credit your initial premium payment, we (or your agent) will contact you within five business days and explain why. We will also return your initial

17

premium payment at that time unless you tell us (or your agent) to keep it. We will credit your initial premium payment as soon as we receive all necessary application information.

The date on which we credit your initial premium payment to your Contract is generally the Contract date. If the date we credit your premium to the contract falls on the 29th, 30th or 31st day of the month, your Contract date will be the 28th day of the month. The Contract date is used to determine Contract years, Contract months and Contract anniversaries.

Although we do not anticipate delays in processing your application, we may experience delays if agents fail to forward applications and premium payments to our administrative office in a timely manner.

If you wish to make premium payments by bank wire, please contact our administrative office at 1-800-851-9777 (Monday – Friday 8:30 a.m. – 7:00 p.m. Eastern Time.

We may reject any application or premium payment for any reason permitted by law.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can make additional premium payments as often as you like during the lifetime of the annuitant and prior to the maturity date. We will accept premium payments by bank wire or by check. Additional premium payments must be at least $50 ($100 monthly in the case of nonqualified Contracts with a $1,000 initial premium payment and $1,000 if by wire). We will credit any additional premium payments you make to your Contract at the accumulation unit value computed at the end of the business day on which we receive them at our administrative office. Our business day closes when the NYSE closes, usually at 4:00 p.m. Eastern Time. If we receive your premium payments after the close of our business day, we will calculate and credit them as of the close of the next business day.

Maximum Annual Premium Payments

We allow premium payments up to a total of $1,000,000 in any Contract year without prior approval. There is no limit on the total premium payments you may make during the accumulation period.

Allocation of Premium Payments

On the Contract date, we will allocate your premium payment to the investment choices you selected on your application. Your allocation must be in whole percentages which must total 100%. We will allocate additional premium payments as you selected on your application, unless you request a different allocation.

Unless otherwise required by state law, we reserve the right to limit the amount you may allocate or transfer to the fixed account.

You may change allocations for future additional premium payments by writing to or telephoning the administrative office or by visiting our website – www.westernreserve.com, subject to the limitations described under Section 4. Investment Choices – Telephone, Fax and Internet Transactions. The allocation change will apply to premium payments received after the date we receive the change request at our administrative office.

You should review periodically how your payments are divided among the subaccounts because market conditions and your overall financial objectives may change.

Right to Cancel Period

You may return your Contract for a refund within 10 days after you receive it. In most states, the amount of the refund will be the total premium payments we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. You will keep any gains, and bear any losses, on amounts that you invested in the subaccounts. If state law requires, we will refund your original premium payment(s). We determine the value of the refund as of the date we receive (at our administrative office) your written notice of cancellation and the returned Contract at our administrative office. We will pay the refund within 7 days after we receive your written notice of cancellation and the returned Contract. The Contract will then be deemed void. In some states you may have more than 10 days and/or receive a different refund amount.

Annuity Value

You should expect your annuity value to change from valuation period to valuation period to reflect the investment performance of the portfolios, the interest credited to your value in the fixed account, and the fees and charges we deduct. A valuation period begins at the close of business on each valuation date

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and ends at the close of business on the next valuation date. A valuation date is any day the NYSE is open. Our business day closes when the NYSE closes, usually 4:00 p.m. Eastern Time. We observe the same holidays as the NYSE.

Accumulation Units

We measure the value of your Contract during the accumulation period by using a measurement called an accumulation unit. During the income phase, we use a measurement called an annuity unit. When you direct money into a subaccount, we credit your Contract with accumulation units for that subaccount. We determine how many accumulation units to credit by dividing the dollar amount you direct to the subaccount by the subaccount's accumulation unit value as of the end of that valuation date. If you partially surrender or transfer out of a subaccount, or if we assess a transfer charge, annual Contract charge, any surrender charge, or any Additional Earnings Rider charge, we subtract accumulation units from the subaccounts using the same method.

Each subaccount's accumulation unit value was set at $10 when the subaccount started. We recalculate the accumulation unit value for each subaccount at the close of each valuation date. The new accumulation unit value reflects the investment performance and the fees and expenses of the underlying portfolio, and the daily deduction of the mortality and expense risk charge and the administrative charge. For a detailed discussion of how we determine accumulation unit values, see the SAI.

4.	INVESTMENT CHOICES

The Separate Account

Currently the following underlying fund portfolios are offered through this Contract.

TRANSAMERICA SERIES TRUST – SERVICE CLASS(1)

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation – Conservative VP(2)

Transamerica Asset Allocation – Growth VP(2)

Transamerica Asset Allocation – Moderate VP(2)

Transamerica Asset Allocation – Moderate Growth VP(2)

Transamerica International Moderate Growth VP(3)

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP(4)

Subadvised by Capital Guardian Trust Company

Transamerica Capital Guardian U.S. Equity VP(4)

Transamerica Capital Guardian Value VP(4)

Subadvised by ING Clarion Real Estate Securities

Transamerica Clarion Global Real Estate Securities VP(4)

Subadvised by Federated Equity Management Company of Pennsylvania

Transamerica Federated Market Opportunity VP(4)

Subadvised by J.P. Morgan Investment Advisors, Inc.

Transamerica JPMorgan Core Bond VP(4)

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Enhanced Index VP(4)

Subadvised by ClearBridge Advisors, LLC

Transamerica Legg Mason Partners All Cap VP(4)

Subadvised by MFS® Investment Management

Transamerica MFS High Yield VP(4)

Transamerica MFS International Equity VP(4)

Subadvised by Columbia Management Advisors, LLC

Transamerica Marsico Growth VP(4)

Subadvised by Munder Capital Management

Transamerica Munder Net50 VP(4)

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP(4)

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Equity Income VP(4)

Transamerica T. Rowe Price Small Cap VP(4)

Subadvised by Templeton Investment Counsel, LLC and Transamerica Investment Management, LLC

Transamerica Templeton Global VP(5)

Subadvised by Third Avenue Management LLC

Transamerica Third Avenue Value VP(4)

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced VP(4)

Transamerica Convertible Securities VP(4)

Transamerica Equity VP(4)

Transamerica Growth Opportunities VP(4)

Transamerica Money Market VP(4)

Transamerica Science & Technology VP(4)

Transamerica Small/Mid Cap Value VP(4)

Transamerica U.S. Government Securities VP(4)

Transamerica Value Balanced VP(4)

Managed by AEGON USA Investment Management

Transamerica Index 50 VP

Transamerica Index 75 VP

Subadvised by Van Kampen Asset Management

Transamerica Van Kampen Mid-Cap Growth VP

PROFUNDS(6)

Managed by ProFund Advisors LLC

ProFund VP Asia 30

ProFund VP Basic Materials

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ProFund VP Bull

ProFund VP Consumer Services

ProFund VP Emerging Markets

ProFund VP Europe 30

ProFund VP Falling U.S. Dollar

ProFund VP Financials

ProFund VP International

ProFund VP Japan

ProFund VP Mid-Cap

ProFund VP Money Market

ProFund VP NASDAQ-100(7)

ProFund VP Oil & Gas

ProFund VP Pharmaceuticals

ProFund VP Precious Metals

ProFund VP Short Emerging Markets

ProFund VP Short International

ProFund VP Short NASDAQ-100(8)

ProFund VP Short Small-Cap

ProFund VP Small-Cap

ProFund VP Small-Cap Value

ProFund VP Telecommunications

ProFund VP UltraSmall-Cap

ProFund VP U.S. Government Plus

ProFund VP Utilities

ACCESS ONE TRUST(6)

Managed by ProFund Advisors LLC

Access VP High Yield FundSM

(1)	Formerly known as AEGON/Transamerica Series Trust.

(2)	Transamerica was added to the beginning of the fund name; and Portfolio was replaced with VP at the end of the fund name.

(3)	Transamerica was added to the beginning of the fund name; and Fund was replaced with VP at the end of the fund name.

(4)	Unless previously part of the name; Transamerica was added to the beginning of the fund name; and VP was added to the end of the fund name.

(5)	Formerly known as Templeton Transamerica Global.

(6)	The ProFunds and Access portfolios permit frequent transfers and investors in these portfolios may bear the additional costs and investment risks of frequent transfers.

(7)	Formerly known as ProFund VP OTC.

(8)	Formerly known as ProFund VP Short OTC.

The following subaccount is closed to new investment as of December 12, 2005:

TRANSAMERICA SERIES TRUST – SERVICE CLASS(1)

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Mid Cap Value VP(2)

(1)	Formerly known as AEGON/Transamerica Series Trust.

(2)	Formerly known as JPMorgan Mid Cap Value.

The general public may not purchase these portfolios. Their investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment adviser or sub-adviser that are sold directly to the public. You should not expect that the investment results of the other portfolios and mutual funds will be comparable to the portfolios offered by this prospectus.

There is no assurance that a portfolio will achieve its stated objective(s). For example, during extended periods of low interest rates, the yield of a money market subaccount may become extremely low and possibly negative. More detailed information may be found in the fund prospectuses. You should read the fund prospectuses carefully before you invest.

Please contact our administrative office at 1-800-851-9777 (Monday — Friday 8:30 a.m. — 7:00 p.m. Eastern Time) or visit our website (www.westernreserve.com) to obtain an additional copy of the fund prospectuses containing more complete information concerning the funds and portfolios.

Selection of Underlying Portfolios

The underlying portfolios offered through this product are selected by Western Reserve, and Western Reserve may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) portfolios at least in part because they are managed by Transamerica

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Asset Management, Inc. (“TAM”), our directly owned subsidiary.

You are responsible for choosing the portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the portfolios that is available to you, including each fund's prospectus, statement of additional information and annual and semi/annual reports. Other sources such as newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a fund or portfolio. After you select portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your Contract resulting from the performance of the Portfolios you have chosen.

We do not recommend or endorse any particular portfolio and we do not provide investment advice.

We do not guarantee that each portfolio will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable laws, to add new portfolios or portfolio classes, close existing portfolios or portfolio classes to allocations of new premiums by existing or new Contract owners at any time or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios or portfolio classes may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by applicable law.

We reserve the right to limit the number of subaccounts you are invested in at any one time.

The Fixed Account

Premium payments you allocate to and amounts you transfer to the fixed account become part of the general account of Western Reserve. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Accordingly, neither the general account nor any interests in the general account is generally subject to the provisions of the 1933 Act or 1940 Act. Western Reserve has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus which relates to the fixed account.

We guarantee that the interest credited to the fixed account will not be less than 2% (in most states) per year. We have no formula for determining fixed account current interest rates. We establish the interest rate, at our sole discretion, for each premium payment or transfer into the fixed account. Rates are guaranteed for at least one year, but will never be less than 2% per year.

The minimum fixed account cash value upon full surrender is 90% of the fixed account premium payments less partial surrenders and transfers from the fixed account accumulated at 3% per year.

Any money you allocate or transfer to the fixed account will be placed with the other general assets of Western Reserve. All assets in our general account are subject to the general liabilities of our business operations. The amount of money you are able to accumulate in the fixed account during the accumulation period depends upon the total interest credited. The amount of annuity payments you receive during the income phase under a fixed annuity option will remain level for the entire income phase.

When you request a transfer, or if we consent to a partial surrender, from the fixed account, we will account for it on a first-in, first-out (“FIFO”) basis, for purposes of crediting your interest. This means that we will take the deduction from the oldest money you have put in the fixed account. You may transfer money from the fixed account to the subaccounts once during each Contract year, subject to certain restrictions. You may not transfer money between the fixed account and the subaccounts during the income phase. You may not make partial surrenders from the fixed account unless we consent.

Unless otherwise required by state law, we reserve the right to limit the amount you may allocate or transfer to the fixed account.

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Transfers

During the accumulation period, you or your agent/registered representative of record may make transfers from any subaccount. However, if you elect the asset rebalancing program, you may not make any transfers if you want to continue in the program. A transfer would automatically cancel your participation in the asset rebalancing program.

Currently, we allow you to transfer up to 100% of the amount in the fixed account. However, we reserve the right to require that you comply with one or more of the following:

•	That you only make one transfer per Contract year. This restriction does not apply if you have selected dollar cost averaging;

•	That you request transfers from the fixed account in writing;

•	That you only make transfers from the fixed account during the 30 days following each contract anniversary; and

•	That you limit the maximum amount you transfer from the fixed account to the greater of:

(1)	25% of the amount in the fixed account; or

(2)	the amount you transferred from the fixed account in the immediately prior Contract year.

Before effecting any of these requirements, we will notify you in writing, and they will apply uniformly to all Owners.

Except when used to pay premiums, we may also defer payment of any amounts from the fixed account for no longer than six months after we receive written notice of your request for the transfer. Transfers from the fixed account are not available through our Internet website.

During the income phase of your Contract, you may transfer values from one subaccount to another. No transfers may be made to or from the fixed account during the income phase. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the variable annuity units in the subaccount from which the transfer is being made. We may limit subaccount transfers to one per Contract year.

The fixed account is not available in all states. If your Contract was issued in Washington, Oregon, New Jersey or Massachusetts, you may not transfer any of their Contract value to the fixed account.

Transfers may be made by telephone, fax, mail or Internet, subject to limitations described under Section 4. Investment Choices – Telephone, Fax and Internet Transactions. We consider all transfers made in any one day to be a single transfer.

If you make more than 12 transfers from the subaccounts in any Contract year, we will charge you $10 for each additional transfer you make during that year. There is no charge for transfers from the fixed account. We do not currently charge for Internet transfers, although we reserve the right to do so in the future.

Transfers to and from the subaccounts will be processed based on the accumulation unit values determined at the end of the business day on which we receive your written, telephoned, internet or faxed request at our administrative office, provided we receive your request at our administrative office before the close of our business day (usually 4:00 p.m. Eastern Time). If we receive your request at our administrative office after the close of our business day, we will process the transfer request using the accumulation unit value for the next business day.

Market Timing and Disruptive Trading

The market timing policy and the related procedures (discussed below) do not apply to the ProFunds or Access subaccounts because the corresponding portfolios are specifically designed to accommodate frequent transfer activity. If you invest in the ProFunds or Access subaccounts, you should be aware that you may bear the costs and increased risks of frequent transfers discussed below.

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders (frequent transfers are considered to be disruptive). Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other contract owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)

dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods

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known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all contract owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us (except in the ProFunds or Access subaccounts as discussed above) if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some policy owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some contract owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

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Under our current policies and procedures, we do not:

•	impose redemption fees on transfers; or

•

expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that, some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such contract owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other contract owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Contract owners should be aware that we may not have the contractual ability or the operational capacity to monitor contract owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, contract owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Contract owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual contract owners, and to restrict or prohibit further purchases or transfers by specific contract owners identified by an underlying fund portfolio as violating the frequent trading policies established for that portfolio.

Omnibus Orders. Contract owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation

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and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

ProFunds and Access Subaccounts. The restrictions above do not apply to ProFunds or Access subaccounts. Because the above restrictions do not apply to the ProFunds or Access subaccounts, they may have a greater risk than others of suffering from the harmful effects of market timing and disruptive trading, as discussed above (i.e., dilution, an adverse effect on portfolio management, and increased expenses).

Dollar Cost Averaging Program

Dollar cost averaging allows you to transfer systematically a specific amount each month from the fixed account, the Transamerica Money Market VP subaccount, the Transamerica JPMorgan Core Bond VP subaccount or any combination of these accounts, to a different subaccount. You may specify the dollar amount to be transferred monthly; however, you must transfer at least $100 monthly. To qualify, a minimum of $5,000 must be in each subaccount from which we make transfers.

You may request dollar cost averaging at any time. To enter into dollar cost averaging, you must submit a completed request form, signed by the owner, to us at our administrative office. There is no charge for this program. However, these transfers do count towards the 12 free transfers allowed during each Contract year.

If you make dollar cost averaging transfers from the fixed account, each month you may transfer no more than 1/10th of the dollar amount in the fixed account on the date you start dollar cost averaging.

By transferring a set amount on a regular schedule instead of transferring the total amount at one particular time, you may reduce the risk of investing in the portfolios only when the price is high. Dollar cost averaging does not guarantee a profit and it does not protect you from loss if market prices decline.

We reserve the right to discontinue offering dollar cost averaging 30 days after we send notice to you. Dollar cost averaging is not available if you have elected the asset rebalancing program or if you elect to participate in any asset allocation service provided by a third party.

Dollar Cost averaging will terminate if we receive (at our mailing office) your or your authorized registered representative request to cancel your participation or the value in the account from which we make the transfers is depleted.

If we receive additional premium payments after a Dollar Cost Averaging program is completed; the additional premium will be allocated according to the current payment allocations at that time and will not reactivate a completed Dollar Cost Averaging program. New Dollar Cost Averaging instructions will be required to Dollar Cost Average this additional premium.

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Asset Rebalancing Program

During the accumulation period you can instruct us to rebalance automatically the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing. To enter into asset rebalancing, you must submit a completed request form, signed by the owner to our mailing office. To end participation in asset rebalancing, you or your authorized registered representative may call or write to our mailing office. Entrance to the asset rebalancing program is limited to once per Contract year. However, we will not rebalance if you are in the dollar cost averaging program or systematic partial surrender program, if you elect to participate in any asset allocation service provided by a third party or if you request any other transfer or if we receive your request to discontinue participation at our administrative office. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

If you request the Asset Rebalancing program, we will change your future payment allocation to match the subaccounts in your Asset Rebalancing Program.

To qualify for asset rebalancing, a minimum annuity value of $5,000 for an existing Contract, or a minimum initial premium payment of $5,000, for a new Contract, is required. Any annuity value in the fixed account value may not be included in the asset rebalancing program. Asset rebalancing does not guarantee gains, nor does it assure that any subaccount will not have losses.

There is no charge for this program. However, each reallocation which occurs under asset rebalancing will be counted towards the 12 free transfers allowed during each Contract year.

We reserve the right to discontinue, modify or suspend the asset rebalancing program at any time.

Telephone, Fax and Internet Transactions

You may make transfers, change the allocation of additional premium payments and request partial surrenders by telephone. Telephonic partial surrenders are not allowed in the following situations:

•	for qualified Contracts (except IRAs);

•	if the amount you want to withdraw is greater than $50,000; or

•	if the address of record has been changed within the past 10 days.

Upon instructions from you, the registered representative/agent of record for your Contract may also make telephonic transfers or partial surrenders for you. If you do not want the ability to make transfers or partial surrenders by telephone, you should notify us in writing.

You may make telephonic transfers, allocation changes or request partial surrenders by calling our toll-free number: 1-800-851-9777 (Monday-Friday 8:30 a.m.-7:00 p.m. Eastern Time). You will be required to provide certain information for identification purposes when you request a transaction by telephone. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. Telephone transfers for contracts owned by trusts will only be allowed if a current trust certification form with a signature guarantee is on file at our administrative office. If we do not employ reasonable confirmation procedures, we may be liable for losses due to unauthorized or fraudulent transactions.

Telephone, fax and Internet orders must be received at our administrative office before 4:00 p.m. Eastern Time to receive same-day pricing. Orders received at our office at or after 4:00 p.m. Eastern Time will receive the price computed at the end of the next business day.

We may deny the telephone transaction privileges to market timers and frequent or disruptive traders.

Please use the following fax numbers for the following types of transactions:

•

To request a transfer, please fax your request to us at 727-299-1648. We will not be responsible for same-day processing of transfers if you fax your transfer request to a number other than this fax number; and

•

To request a partial surrender, please fax your request to us at 727-299-1620. We will not be responsible for same-day processing of partial surrenders if you fax your partial surrender request to a number other than this fax number.

You may make certain transfers and change premium payment allocations through our website—www.westernreserve.com.

We will not be responsible for transmittal problems which are not reported to us by the following business day. Any reports must be accompanied by proof of the faxed transmittal.

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We cannot guarantee that telephone, fax or Internet transactions will always be available. For example, our administrative office may be closed during severe weather emergencies or there may be interruptions in telephone service or problems with computer systems that are beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. Outages or slowdowns may prevent or delay our receipt of your request.

In addition, you should protect your personal identification number (“PIN”) because self-service options will be available to your agent of record and to anyone who provides your PIN. We will not be able to verify that the person providing instructions via an automated telephone or online system is you or is authorized to act on your behalf.

We may discontinue the availability of telephone, fax or Internet transactions at any time.

Third Party Investment Services

Western Reserve or an affiliate may provide administrative or other support services to independent third parties you authorize to conduct transfers on your behalf, or who provide recommendations as to how your subaccount values should be allocated. This includes, but is not limited to, transferring subaccount values among subaccounts in accordance with various investment allocation strategies that these third parties employ.

Western Reserve does not engage any third parties to offer investment allocation services of any type, so that persons or firms offering such services do so independent from any agency relationship they may have with Western Reserve for the sale of Contracts. Western Reserve, therefore, takes no responsibility for the investment allocations and transfers transacted on your behalf by such third parties or any investment allocation recommendations made by such parties.

Western Reserve does not currently charge you any additional fees for providing these support services. Western Reserve reserves the right to discontinue providing administrative and support services to owners utilizing independent third parties who provide investment allocation and transfer recommendations.

NOTE CAREFULLY:

•	Western Reserve does not offer, and does not engage any third parties to offer, investment allocation services of any type for use with the Contract.

•

Western Reserve is not party to any agreement that you may have with any third parties that offer investment allocation services for use with your Contract. Western Reserve is not responsible for any recommendations such investment advisers make, any investment strategies they choose to follow, or any specific transfers they make on your behalf.

•	Any fee that is charged by third parties offering investment allocation services for use with your Contract is in addition to the fees and expenses that apply under your Contract.

•	If you make withdrawals of policy value to pay advisory fees, then taxes may apply to any such withdrawals and tax penalties may be assessed on withdrawals made before you attain age 59 1/2.

5.	EXPENSES

There are charges and expenses associated with your Contract that reduce the return on your investment in the Contract. Unless we indicate otherwise, the expenses described below apply only during the accumulation period. The charges we deduct are used to pay aggregate Contract costs and expenses that we incur in providing the services and benefits under the Contract and assuming the risks associated with the Contract and riders. The charges may result in a profit to us.

Mortality and Expense Risk Charge

We charge a fee as compensation for bearing certain mortality and expense risks under the Contract. Examples include a guarantee of annuity rates, the death benefits, certain Contract expenses, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the Contract. The mortality and expense risk charge is equal, on an annual basis, to 0.85% of the average daily net assets that you have invested in each subaccount. If you add the compounding minimum death benefit or annual step-up death benefit, the mortality and expense risk charge increases to 1.25%. This charge is deducted daily from the subaccounts during the accumulation period. During the income phase, if you elect a variable annuity option, we deduct a daily separate account annuitization charge from your subaccount assets equal to an annual rate of 1.40% in place of the

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mortality and expense risk and administrative charges.

If these charges do not cover our actual mortality and expense risk costs, we absorb the loss. Conversely, if the charges more than cover actual costs, the excess is added to our surplus. We expect to profit from these charges. We may use any profits to cover distribution costs.

Administrative Charge

We deduct an annual administrative charge to partially cover the costs of administering the Contracts. This charge is assessed daily and is equal to 0.40% per year of the average daily net assets that you have invested in each subaccount.

Additional Earnings Rider Charge

If you select the Additional Earnings Rider, there is an annual charge during the accumulation period of 0.35% of your Contract's annuity value. The charge will not be increased once the rider has been issued. We deduct the rider charge from your annuity value on each rider anniversary and pro rata on the termination date of the rider, including Contract surrender. We do not assess this charge during the income phase.

Annual Contract Charge

We deduct an annual Contract charge of $30 from your annuity value on each Contract anniversary during the accumulation period and at surrender. We deduct this charge from the fixed account and each subaccount in proportion to the amount of annuity value in each account. We deduct this charge to cover our costs of administering the Contracts. We currently waive this charge if either the annuity value, or the total premium payments, minus all partial surrenders (including any surrender charges), equals or exceeds $50,000 on the Contract anniversary for which the charge is payable.

Transfer Charge

You are generally allowed to make 12 free transfers among the subaccounts per Contract year. If you make more than 12 transfers per Contract year, we charge $10 for each additional transfer. We deduct the charge from the amount transferred. Dollar cost averaging and asset rebalancing transfers are considered transfers. All transfer requests made on the same day are treated as a single request. There is no charge for transfers from the fixed account, however, they will be counted towards the 12 free allowed per Contract year. We do not currently charge for Internet transfers, although we reserve the right to do so in the future. We deduct the charge to compensate us for the cost of processing the transfer.

Loan Processing Fee

If you take a Contract loan, we will impose a $30 loan processing fee. We deduct this fee from the loan amount. This fee is not applicable in all states. This fee covers loan processing and other expenses associated with establishing and administering the loan reserve. Only certain types of qualified Contracts can take Contract loans.

Premium Taxes

Some states assess premium taxes on the premium payments you make. A premium tax is a regulatory tax that some states assess on the premium payments made into a contract. If we should have to pay any premium tax, we may deduct the tax from each premium payment or from the accumulation unit value as we incur the tax. We may deduct the total amount of premium taxes, if any, from the annuity value when:

•	you elect to begin receiving annuity payments;

•	you surrender the Contract;

•	you request a partial surrender; or

•	a death benefit is paid.

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the Contract for any taxes we incur because of the Contract. However, no deductions are being made at the present time.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery, up to $25 per service provided.

Surrender Charge

During the accumulation period, except under certain qualified Contracts, you may surrender part or all of the annuity value. We impose a surrender charge to help us recover sales expenses, including broker/dealer compensation and printing, sales

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literature and advertising costs. We expect to profit from this charge. We deduct this charge from your annuity value at the time you request a partial or complete surrender.

Unless we otherwise consent, the minimum amount available each time you request a partial surrender is $500.

If you take a partial surrender or if you surrender your Contract completely, we will deduct a surrender charge of up to 7% of premium payments surrendered within seven years after we receive a premium payment. We calculate the surrender charge on the full amount we must withdraw from your annuity value in order to pay the surrender amount, including the surrender charge. To calculate surrender charges, we treat surrenders as coming first from the oldest premium payment, then the next oldest and so forth.

The following schedule shows the surrender charges that apply during the seven years following each premium payment:

Number of Months Since Premium Payment Date	Surrender Charge
12 or less	7%
13 through 24	7%
25 through 36	6%
37 through 48	5%
49 through 60	4%
61 through 72	3%
73 through 84	2%
85 or more	0%

For example, assume your premium is $100,000, you have taken no partial surrenders, your annuity value is $106,000 in the 15th contract month and you request a full surrender. You would pay a surrender charge of $7,000 on the $100,000 premium, (7% of $100,000). Likewise, if there was a market loss and you requested a full surrender (annuity value is $80,000), you would pay a surrender charge of $7,000 (7% of $100,000).

Keep in mind that partial and complete surrenders may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, partial and complete surrenders are considered to come from earnings first.

There are several ways that you may make a partial surrender and we will not deduct the full surrender charge:

1. Partial Surrenders Up to the Free Amount. During any Contract year, you may request a partial surrender and we will not impose a surrender charge on any amount up to the maximum free amount. However, if you later completely surrender your Contract while surrender charges still apply, we will deduct from your annuity value the charge we would have deducted if there had been no free amount (does not apply to New Jersey residents). For partial surrenders under the Contract, the maximum free amount you can partially surrender without a surrender charge is equal to (a) plus (b) where:

(a) is equal to:

(i)	the annuity value on the date of the partial surrender; plus

(ii)	any amounts previously surrendered from the Contract under (b) below; plus

(iii)	any amounts previously surrendered from the Contract that were subject to surrender charges; minus

(iv)	the total of all premiums paid for the Contract.

AND

(b) is equal to:

(i)	10% of the remaining annuity value following the determination of (a) above on the date of the partial surrender; minus

(ii)	any amounts partially surrendered under (b)(i) above during the Contract year in which the partial surrender is requested.

For example, assume that you make a $100,000 premium payment to your Contract at issue and make no more premium payments. Also assume at the end of the 13th Contract month there is an annuity value of $108,000 before a partial surrender of $11,000 is taken out surrender charge free ($8,000 is surrender charge free under (a) ($108,000 — $100,000 = $8,000), and $3,000 is surrender charge free under (b) ($100,000 × 10% = $10,000 maximum amount under (b)). If, at the end of the 19th Contract month, there is an annuity value of $106,000 before a partial surrender of $20,000 is taken out, the surrender charge on this partial surrender will be calculated as follows:

(a)(i)	$106,000 is the annuity value on the date of the partial surrender; and is added to

(a)(ii)	$3,000 is the amount of the surrender that occurred in the 13th month surrendered under (b) of the formula (see paragraph above); plus

(a)(iii)	$0 are amounts previously surrendered that were subject to surrender charges; minus

(a)(iv)	$100,000 is the total of all premiums paid.

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The total for (a) is: $106,000 + $3,000 + $0 — $100,000 = $9,000

AND

(b)(i)	$9,700 is 10% of the remaining annuity value following the determination of (a) above on the date of partial surrender [$106,000 — $9,000 = $97,000 (remaining annuity value) × 10% = $9,700]; minus

(b)(ii)	$3,000 is the amount partially surrendered under (b)(i) above during the Contract year in which the current partial surrender is requested.

The total for (b) is: $9,700 — $3,000 = $6,700.

The maximum amount of this partial surrender available without a surrender charge is $9,000 (A) + $6,700 (b) = $15,700.

The portion of this partial surrender which is subject to a surrender charge is $20,000 — $15,700 = $4,300.

The surrender charge is calculated to be $323.66 (7% of $4,624).

The total amount we will deduct from your annuity value for the surrender will be $20,323.66 which includes the surrender charge. You will receive $20,000.

2. Systematic Partial Surrenders. During any Contract year, you may make a systematic partial surrender on a monthly, quarterly, semi-annual or annual basis without paying surrender charges. Systematic partial surrenders must be at least $50. The amount of the systematic partial surrender may not exceed 10% of the annuity value at the time the surrender is made, divided by the number of surrenders made per calendar year. We reserve the right to discontinue systematic partial surrenders if any surrender would reduce your annuity value below $5,000.

You may elect to begin or discontinue systematic partial surrenders at any time. However, we must receive written notice at our administrative office at least 30 days prior to the date systematic partial surrenders are to be discontinued. (Additional limitations apply. See Section 7. Access to Your Money—Systematic Partial Surrenders.)

3. Nursing Care Facility Waiver. If your Contract contains a nursing care facility waiver, we will waive the surrender charge, provided:

•	you (or any joint owner) have been confined to a nursing care facility for 30 consecutive days or longer;

•	your confinement began after the Contract date; and

•	you provide us with satisfactory written evidence of your confinement, including dates, at the time you make each request for partial surrender or complete surrender.

We will waive the surrender charge under this waiver only for partial and complete surrenders made during your confinement or within two months after your confinement ends. This waiver is not available in all states.

4. Terminal Condition Waiver. If your Contract contains a terminal condition waiver, we will waive the surrender charge upon a complete or partial surrender, provided:

•	you (or any joint owner) is diagnosed with a terminal condition after the Contract date;

•	you (or any joint owner) provide a written statement acceptable to us and signed by a physician;

•	the written statement provides the physician's diagnosis and prognosis of your (or any joint owner's) non-correctable medical condition; and

•

the written statement says with reasonable medical certainty that the non-correctable medical condition will result in death within 12 months from the date of the written statement, taking into consideration ordinary and reasonable medical care, advice and treatment available in the same or similar communities.

We will waive all surrender charges upon receipt of a complete or partial surrender request if you include such a written statement from a physician with your request. The minimum amount that you may partially surrender under this waiver is $1,000. If you request a complete surrender, or a partial surrender for an amount that reduces the annuity value below the minimum balance required under your Contract, we will pay you the Contract's complete annuity value and your Contract will terminate. This waiver is not available in all states.

Portfolio Management Fees

The value of the assets in each subaccount is reduced by the management fees and expenses paid by the

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portfolios. The portfolios also deduct 12b-1 fees from portfolio assets. These fees and expenses reduce the value of your portfolio shares. A description of these fees and expenses is found in the fund prospectuses.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

•

Rule 12b-1 Fees. Our affiliate Transamerica Capital, Inc. (“TCI”) is the principal underwriter for the contracts. TCI receives some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by TCI that are attributable to our variable annuity products are then credited to us as an administrative expense. These fees range from 0.00% to 0.25% of the average daily assets of the certain portfolios attributable to the Contracts and to certain other variable annuity and insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Service Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Contract owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is based on a percentage of the assets of the particular portfolios attributable to the Contract and to certain other variable annuity and insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Service Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Western Reserve and TCI

Fund	Maximum Fee % of assets(1)
ACCESS ONE TRUST	0.25%
TRANSAMERICA SERIES TRUST(2)	0.25%
PROFUNDS	0.25%
VARIABLE INSURANCE PRODUCTS FUND (FIDELITY) (3)	0.50%

(1)	Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this contract and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.

(2)	Because Transamerica Series Trust (“TST”) is managed by our affiliate Transamerica Asset Management, Inc. (“TAM”), there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other arrangements may be received from TAM. A variety of financial and accounting methods may be used to allocate resources and profits to us. Such payments or arrangements may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in the TST underlying fund portfolios. These payments or arrangements may take the form of internal credits, recognition, or cash payments. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2007 we received $24,366,029.88 from TAM pursuant to these arrangements. This is in addition to the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.

(3)	We receive this percentage once $100 million in fund shares are held by the subaccounts of Western Reserve and its affiliates.

•

Other payments. We and our affiliates, including Transamerica Capital, Inc. (“TCI”), InterSecurities, Inc. (“ISI”), and World Group Securities (“WGS”), also directly or indirectly receive additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part,

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from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Contract owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and sub-advisers of the underlying portfolios (or their affiliates) (1) may pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences as well as internal and external meetings and events that are attended by TCI’s wholesalers and/or other TCI employees; (2) may pay ISI varying amounts to obtain access to ISI’s wholesaling and selling representatives; (3) may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the portfolios and to cooperate with their promotional efforts; and (4) may reimburse our affiliated selling firms for exhibit booths and other items at national conferences of selling representatives. The amounts may be significant and provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the Contract.

For the calendar year ended December 31, 2007, TCI received revenue sharing payments ranging from $2,500 to $49,350 (for a total of $381,768.22) from the following Fund managers and/or sub-advisers to participate in TCI’s events: ClearBridge Advisors, LLC, T. Rowe Price Associates Inc., Transamerica Investment Management, LLC, Van Kampen Asset Management, Morgan Stanley Investment Management, Inc., Janus Capital Management, LLC, Jennison Associates LLC, Pacific Investment Management Company LLC, MFS® Investment Management, American Century Investment Management, Inc., AllianceBernstein L.P., Federated Equity Management Company of Pennsylvania, Federated Investment Management Company, Fidelity Management & Research Company, ING Clarion Real Estate Securities, BlackRock Advisors LLC, BlackRock Investment Management, LLC, Invesco AIM, Inc., Columbia Management Advisors, LLC, J.P. Morgan Investment Management, Inc., OppenheimerFunds, Inc., and RidgeWorth Capital Management, Inc.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the contract, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the Contracts, see “Sale of the Contracts” in this prospectus.

6.	TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Deferred annuity Contracts are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide individuals will not be taxed on the earnings, if any, on the money held in an annuity contract until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified contract, the contract will generally not be treated as an annuity for tax purposes and tax deferral will not apply.

There are different rules as to how you will be taxed depending on how you take the money out and the type of contract—qualified or nonqualified.

You will generally not be taxed on increases in the value of your contract until a distribution occurs (either as a partial withdrawal, surrender, or as annuity payments).

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Qualified and Nonqualified Contracts

If you purchase the contract under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your contract is referred to as a qualified contract.

Qualified contracts are issued in connection with the following:

•

Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract. A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•

Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the contract on a pre-tax basis.

•

Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the contract on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the contract.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified contract. There are limits on the amount of contributions you can make to a qualified contract.

Other restrictions may apply including terms of the plan in which you participate. Optional death benefit features in some cases may exceed the greater of the premium payments or the contract value. Such a death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because an optional death benefit may exceed this limitation, anyone using the contract in connection with such plans should consult their tax adviser before purchasing an optional death benefit. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the contract, if any, comport with IRA qualification requirements.

If you purchase the contract as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your contract is referred to as a nonqualified contract.

Partial Withdrawals and Surrenders—Qualified Contracts Generally

There are special rules that govern qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the contract during any year;

•	the time when amounts can be paid from the contract; and

•	the amount of any death benefit that may be allowed.

In the case of a withdrawal under a qualified contract, a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total account balance or accrued benefit under the retirement plan. Your “investment in the contract” generally equals the amount of any non-deductible purchase payments made by you or on your behalf. In some cases, your “investment in the contract” can be zero.

In addition, a penalty tax may be assessed on amounts partially withdrawn or surrendered from the contract prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the contract by a certain date. The terms of the plan may limit the rights otherwise available to you under the contract. We have provided more information in the SAI.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed.

You should consult your legal counsel or tax adviser if you are considering purchasing a contract for use with any qualified retirement plan or arrangement.

Partial Withdrawals and Surrenders—403(b) Contracts

The rules described above for qualified policies generally apply to 403(b) policies. However, specific rules apply to surrenders from certain 403(b) policies. Partial withdrawals and surrenders can generally only be made when an owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

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•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only partially withdraw or surrender the premium payments and not any earnings.

Please Note: In some instances the signature of the employer may be required.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified policies generally are taxed in the same manner as surrenders from such policies. Please refer to the SAI for further information applicable to distributions from 403(b) policies.

Partial Withdrawals and Surrenders—Nonqualified Contracts

The information above describing the taxation of qualified policies does not apply to nonqualified policies. If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified contract before the annuity commencement date, the Internal Revenue Code treats that partial withdrawal or surrender as first coming from earnings and then from your premium payments. If your contract contains an excess interest adjustment feature (also known as a market value adjustment), then your account value immediately before the surrender may have to be increased by any positive excess interest adjustments that result from the surrender. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax advisor. When you make a partial withdrawal or surrender you are taxed on the amount of the partial withdrawal or surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior partial withdrawals or portions thereof that were not taxable). In general loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that partially withdrawn or surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some partial withdrawals and surrenders will be exempt from the penalty tax. They include, among others, any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the contract because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•

Fixed payments—by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•

Variable payments—by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

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If you select more than one annuity payment option, special rules govern the allocation of the contract’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The contract must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the contract to attempt to maintain favorable tax treatment.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity contract purchase.

Transfers, Assignments or Exchanges of Contracts

A transfer of ownership or assignment of a contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation, regulation or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the contract.

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We have the right to modify the contract to meet the requirements of any applicable laws or regulations, including legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the contract.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

7.	ACCESS TO YOUR MONEY

Partial and Complete Surrenders

During the accumulation period, you can have access to the money in your Contract by making either a partial or complete surrender.

If you want to surrender your Contract completely, you will receive the cash value, which equals the annuity value of your Contract, minus:

•	any surrender charges;

•	any premium taxes;

•	any loans;

•	any unpaid accrued interest;

•	the annual Contract charge; and

•	the pro rata Additional Earnings Rider charge, if applicable.

The minimum fixed account cash value upon full surrender is 90% of the fixed account premium payments less partial surrenders and transfers from the fixed account accumulated at 3% per year.

The cash value will be determined at the accumulation unit value next determined as of the end of the business day (usually 4:00 p.m. Eastern Time) on which we receive your request for surrender at our administrative office, unless you specify a later date in your request.

No partial surrender is permitted if it would reduce the cash value below $5,000. You may not make partial surrenders from the fixed account unless we consent. Unless you tell us otherwise, we will take the partial surrender from each of the investment choices in proportion to the annuity value.

Unless we otherwise consent, the minimum amount available each time you request a partial surrender is $500.

Remember that any partial surrender you make will reduce the annuity value. Under some circumstances, a partial surrender will reduce the death benefit by more than the dollar amount of the partial surrender. See Section 9. Death Benefit, and the SAI for more details.

Income taxes, federal tax penalties and certain restrictions may apply to any partial or complete surrender you make.

We must receive (at our administrative office) a properly completed surrender request which must contain your original signature. We will accept fax or telephone requests for partial surrenders as long as the surrender proceeds are being sent to the address of record. The maximum surrender amount you may request by telephone is $50,000.

When we incur extraordinary expenses, such as wire transfers or overnight mail expenses, for expediting delivery of your partial or complete surrender payment, we will deduct that charge from the payment. We charge $25 for a wire transfer and $20 for an overnight delivery ($30 for Saturday delivery).

For your protection, a signature guarantee may be required in certain circumstances including but not limited to:

•	all requests for partial or complete surrenders over $500,000;

•	where the partial or complete surrender proceeds will be sent to an address other than the address of record; or

•	any request for partial or complete surrender within 10 days of our receipt of an address change.

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All signature guarantees must be made by:

•	a national or state bank;

•	a member firm of a national stock exchange; or

•	any institution that is an eligible guarantor under SEC rules and regulations.

Notarization is not an acceptable form of signature guarantee.

If the Contract's owner is not an individual, additional information may be required. If you own a qualified Contract, the Code may require your spouse to consent to any surrender. Other restrictions will apply to Section 403(b) qualified Contracts and Texas Optional Retirement Program Contracts. For more information, call us at 1-800-851-9777 (Monday-Friday 8:30 a.m.-7:00 p.m. Eastern Time).

Delay of Payment and Transfers

Payment of any amount due from the separate account for a partial or complete surrender, a death benefit, loans, or on the death of an owner of a nonqualified Contract, will generally occur within seven days from the date all required information is received by us. We may be permitted to defer such payment from the separate account if:

•	the NYSE is closed for other than usual weekends or holidays or trading on the NYSE is otherwise restricted; or

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of transfers, partial or complete surrenders, death benefits and loan amounts from the fixed account for up to six months.

If mandated under applicable law or by regulation, we may be required to reject a premium payment. We may be required to provide additional information about you or your account to governmental regulators. In addition, we may be required to block a Contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans, annuity payments or death benefits until instructions are received from the appropriate regulators.

Systematic Partial Surrenders

During the accumulation period, you can elect to receive regular payments from your Contract without paying surrender charges by using systematic partial surrenders. Unless you specify otherwise, we will deduct systematic partial surrender amounts from each subaccount (and, if we consent, the fixed account) in proportion to the value each subaccount bears to the annuity value at the time of the partial surrender. You can partially surrender up to 10% of your annuity value annually (or up to 10% of your initial premium payment if a new Contract), in equal monthly, quarterly, semi-annual or annual payments of at least $50. Your initial premium payment, if a new Contract, or your annuity value, if an existing Contract, must equal at least $25,000. We will not process a systematic partial surrender if the annuity value for the entire Contract would be reduced below $5,000. No systematic partial surrenders are permitted from the fixed account without our prior consent.

There is no charge for taking systematic partial surrenders. You may stop systematic partial surrenders at any time. We reserve the right to discontinue offering systematic partial surrenders 30 days after we send you written notice.

You can take systematic partial surrenders during the accumulation period only. On the maturity date, you must annuitize the Contract and systematic partial surrender payments must stop.

Income taxes, federal tax penalties and other restrictions may apply to any systematic partial surrender you receive.

Contract Loans for Certain Qualified Contracts

You can take Contract loans during the accumulation period after the right to cancel period has expired when the Contract is used in connection with a tax-sheltered annuity plan under Section 403(b) of the Code (limit of one Contract loan per Contract year). No additional loans will be allowed if there is a defaulted loan. There can be no more than two outstanding loans at any given time.

The maximum amount you may borrow against the Contract is the lesser of:

•	50% of the annuity value; or

•	$50,000 reduced by the highest outstanding loan balance during the one-year period immediately prior to the loan date. However, if the annuity

37

value is less than $20,000, the maximum you may borrow against the Contract is the lesser of 80% of the annuity value or $10,000.

The minimum loan amount is $1,000 (unless otherwise required by state law). You are responsible for requesting and repaying loans that comply with applicable tax requirements, and other laws, such as the Employee Retirement Income Security Act of 1974 (“ERISA”). In addition, the Department of Labor has issued regulations governing loans taken by plan participants under retirement plans subject to ERISA. These regulations require, in part, that a loan from an ERISA-governed plan be made under an enforceable agreement, charge a reasonable rate of interest, be adequately secured, provide a reasonable repayment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated. Failure to comply with these requirements may result in penalties under the Code and ERISA. You and your employer are responsible for determining whether your plan is subject to, and complies with, ERISA and the Department of Labor's regulations governing plan loans and the tax rules applicable to loans. Accordingly, you should consult a competent tax advisor before requesting a Contract loan.

The loan amount will be withdrawn from your investment choices and transferred to the loan reserve. The loan reserve is part of the fixed account and is used as collateral for all Contract loans. We reserve the right to postpone distributing the loan amount from the fixed account for up to six months, if required.

On each Contract anniversary we will compare the amount of the Contract loan to the amount in the loan reserve. If all Contract loans and unpaid accrued interest due on the loan exceed the amount in the loan reserve, we will withdraw the difference and transfer it to the loan reserve. If the amount of the loan reserve exceeds the amount of the outstanding Contract loan, we will withdraw the difference from the loan reserve and transfer it in accordance with your current premium payment allocation. We reserve the right to transfer the excess to the fixed account if the amount used to establish the loan reserve was transferred from the fixed account.

If all Contract loans and unpaid interest due on the loan exceeds the cash value, we will mail to your last known address and to any assignee of record a notice stating the amount due in order to reduce the loan amount so that the loan no longer exceeds the cash value. If the excess amount is not paid within 31 days after we mail the notice, the Contract will terminate without value.

You can repay any Contract loan in full:

•	while the Contract is in force, and

•	during the accumulation period.

NOTE CAREFULLY: If you do not repay your Contract loan, we will deduct an amount equal to the unpaid loan balance plus accrued interest from:

•	the amount of any death benefit proceeds;

•	the amount we pay upon a partial or complete surrender; or

•	the amount we apply on the maturity date to provide annuity payments.

You must pay interest on the loan at the rate of 6% per year. You are responsible for determining whether this interest rate is reasonable under ERISA. We deduct interest in arrears. Amounts in the loan reserve will earn interest at a minimum guaranteed effective annual interest rate of 4%. Principal and interest must be repaid:

•	in level quarterly or monthly payments over a 5-year period; or

•	over a 10, 15 or 20-year period, if the loan is used to buy your principal residence.

Please Note: Once established, you cannot change the due date or payment method.

An extended repayment period cannot go beyond the year you turn 70 1/2.

IF:

•	a repayment is not received within 31 days from the original due date;

THEN:

•	under federal tax law you will be treated as having a deemed distribution of all Contract loans and unpaid accrued interest, and any applicable charges, including any surrender charge.

This distribution will be reported as taxable to the Internal Revenue Service, may be subject to income and penalty tax, and may cause the Contract not to qualify under Section 403(b) of the Code.

You may fax your loan request to us at 727-299-1620.

The loan date is the date we process the loan request. We charge a $30 fee to cover loan processing and

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expenses associated with establishing and administering the loan reserve (not applicable in all states). For your protection, we will require a signature guarantee for any loan request within 30 days of an address change. We reserve the right to limit the number of Contract loans to one per Contract year.

Contract loans may not be available in all states.

8.	PERFORMANCE

We periodically advertise performance of the subaccounts and investment portfolios. We may disclose at least four different kinds of performance.

First, we may disclose standardized total return figures for the subaccounts that reflect the deduction of all charges assessed during the accumulation period under the Contract, including the mortality and expense risk charge, the administrative charge, the annual Contract charge and the surrender charge. Charges for the optional riders are not deducted. These figures are based on the actual historical performance of the subaccounts investing in the underlying portfolios since their inception, adjusted to reflect current Contract charges.

Second, we may disclose total return figures on a non-standardized basis. This means that the data may be presented for different time periods and different dollar amounts. The data will not be reduced by the surrender charge currently assessed under the Contract. We will only disclose non-standardized performance data if it is accompanied by standardized total return data.

Third, we may present historic performance data for the portfolios since their inception reduced by some or all fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts, but is designed to show the performance that would have resulted if the Contract had been available during that time.

Fourth, we may include in our advertising and sales materials, tax-deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets.

The TST fund prospectus presents the total return of certain existing SEC-registered funds that are managed by sub-advisers to the TST fund portfolios. These funds have investment objectives, policies and strategies that are substantially similar to those of certain portfolios. We call the funds the “Similar Sub-Adviser Funds.” None of the fees and charges under the Contract has been deducted from the performance data of the Similar Sub-Adviser Funds. If Contract fees and charges were deducted, the investment returns would be lower. The Similar Sub-Adviser Funds are not available for investment under the Contract.

9.	DEATH BENEFIT

Payments on Death

We will pay death benefit proceeds to your beneficiary(ies), under certain circumstances, if you are both an owner and annuitant, and you die during the accumulation period (that is before the maturity date). The beneficiary may choose to receive payment of his or her portion of the death benefit proceeds under a life annuity payment option, to continue the Contract in the accumulation period for a specified number of years, or to receive a lump sum payment. Death benefit provisions may differ from state to state.

If a beneficiary does not choose one of these options, then the default option for nonqualified Contracts is complete distribution of the beneficiary's interest within 5 years of an owner's death, and the default option for qualified Contracts is payout over a beneficiary's life expectancy. Please see Section 9. Death Benefit—Alternate Payment Elections Before the Maturity Date for details.

Payments upon death are subject to certain distribution requirements under the Code. See the SAI for more details.

An additional death benefit may be payable if the Additional Earnings Rider was purchased and is in effect at the time the death benefit proceeds become payable. See Section 9. Death Benefit—Additional Earnings Rider for details.

Before the Maturity Date. Payment of the death benefit proceeds depends on the status of the person who dies, as shown below:

IF:

•	an owner and the annuitant ARE the same person and that person dies;

THEN:

•	we pay the death benefit proceeds to the beneficiaries, if alive,(1)(2)(3)(4)(5) and, in some

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cases, reset the death benefit.(4) If the surviving spouse is the joint owner and the Contract continues (or if the surviving spouse is sole beneficiary and elects to continue the Contract), then the annuity value is adjusted to equal the death benefit proceeds and the death benefit is reset.(3)

IF:

•	the surviving spouse who continued the Contract dies;

THEN:

•	we pay the death benefit proceeds to the beneficiaries, if alive,(1)(2)(3)(4)(5) otherwise to the estate of the surviving spouse.

IF:

•	an owner and an annuitant ARE NOT the same person, and an annuitant dies first;

THEN:

•	an owner becomes the annuitant and the Contract continues. In the event of joint owners, the younger joint owner will automatically become the new annuitant and the Contract will continue.

IF:

•	an owner and an annuitant ARE NOT the same person, and an owner dies first;

THEN:

•

we pay the cash value to the beneficiary(1)(5)(7)(8), or if the sole beneficiary is the surviving spouse, the Contract continues.(6) In the event of joint owners, the surviving joint owner becomes the sole owner and the Contract will continue. If the Contract continues, we will not adjust the annuity value to equal the death benefit proceeds.(6)

(1)	The Code requires that payment to the beneficiaries be made in a certain manner and within certain strict timeframes. We discuss these timeframes in Alternate Payment Elections Before the Maturity Date below.

(2)	If no beneficiary is alive on the death report day, then the death benefit proceeds are paid to an owner's estate. If the sole beneficiary was living on an owner's date of death, but died before the death report day, the death benefit is paid to an owner's estate, not to the beneficiary's estate.

(3)	If the sole beneficiary is the deceased owner/annuitant's surviving spouse, the surviving spouse may elect to continue the Contract in force as the new owner and annuitant. Likewise, if the joint owner is the deceased owner's surviving spouse, the Contract will continue in force with the surviving spouse as the new owner and annuitant. In either case, we will adjust the annuity value as of the death report day to equal the death benefit proceeds as of the death report day. We also will reset the age used in the death benefit provisions under the continuing Contract as of the death report day so that the death benefit is based on the age of the surviving spouse. Consequently, if you purchase the optional compounding minimum death benefit or annual step-up death benefit, the phrase “the annuitant's 81st birthday” will refer to the age of the surviving spouse. If the surviving spouse is over age 81 on the death report day of the first deceased owner, then we will calculate the death benefit paid on the death of the surviving spouse by taking the highest annuity value (i.e., the annuity value as of the death report day) and adding any subsequent premium payments and subtracting the total partial surrenders following the death report day of the first deceased owner.

(4)	If a beneficiary elects to receive his or her portion of the death benefit proceeds within five years of the date of death of the annuitant or over a period that does not exceed such beneficiary's life expectancy (the “distribution period”), then the Contract will continue with some modifications until the end of the elected distribution period. We will adjust the annuity value as of the death report day to equal the death benefit proceeds as of the death report day. We will pay a death benefit if such beneficiary dies during the distribution period, and we will revise the way we calculate the death benefit so that it is based on the age of such beneficiary. The Contract will terminate at the end of the distribution period.

(5)	If there are multiple beneficiaries, each beneficiary may elect, individually, how he or she wishes to receive his or her proportionate share of the death benefit proceeds.

(6)	If the sole beneficiary is alive and is the deceased owner's surviving spouse at the time of the deceased owner's death, then the Contract will continue with the spouse as the new owner.

(7)

If any beneficiary is alive, but is not the deceased owner's spouse at the time of the deceased owner's death, then the beneficiary must receive the cash value in the manner and within the timeframes discussed below in

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Alternate Payment Elections Before the Maturity Date.

(8)	If no beneficiary is alive, the owner's estate will become the new owner and the cash value must be distributed within 5 years of the deceased owner's death.

The death benefit proceeds are reduced by any outstanding Contract loans plus accrued interest and premium taxes due.

Different rules apply if an owner or beneficiary is not a natural person. Please consult the SAI, your Contract or your agent for more details.

After the Maturity Date. The death benefit paid after the start of annuity payments depends upon the annuity option you selected. See Section 2. Annuity Payments (The Income Phase)—Fixed Annuity Payment Options and Variable Annuity Payment Options. Not all payment options provide for a death benefit.

If any owner dies on or after the start of annuity payments, the remaining portion of any interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the annuitant's death.

Standard Death Benefit

Death benefit provisions may differ from state to state. The death benefit proceeds may be paid as a lump sum; as substantially equal payments while the Contract continues in the accumulation period for a specified number of years; or as annuity payments, but in all events will be paid in accordance with any applicable federal and state laws, rules and regulations.

If an owner who is the annuitant dies before the maturity date and if the death benefit proceeds are payable, the standard death benefit proceeds will be the greater of:

•	the annuity value of your Contract on the death report day; or

•	the total premium payments you make to the Contract as of the death report day, reduced by adjusted partial surrenders.

The standard death benefit proceeds are not payable after the maturity date.

Optional Death Benefit Riders

On the Contract application, you may add either the compounding minimum death benefit rider or the annual step-up death benefit rider. These riders are not available if you, a joint owner or the annuitant is age 76 or older on the Contract date. These riders are only payable during the accumulation period and are not payable after the maturity date. You may not select an optional death benefit rider after the Contract has been issued. If you purchase one of these riders, you cannot drop it after we issue your Contract. You may not add the Additional Earnings Rider if you have purchased an optional death benefit rider.

Compounding Minimum Death Benefit Rider. If an owner who is the annuitant dies during the accumulation period and if the death benefit proceeds are payable, then the compounding minimum death benefit proceeds are the greater of:

•	the standard death benefit; or

•

the compounding minimum death benefit: This benefit equals total premium payments, plus interest at an effective annual rate of 5% (in most states) from the date of the premium payment to the date of death, less any adjusted partial surrender(s), including interest on any adjusted partial surrender at the 5% rate from the date of partial surrender to the date of death. Interest is not credited after the annuitant's 81st birthday. This death benefit will not exceed 200% of total premium payments less partial surrenders.

Annual Step-Up Death Benefit Rider. If an owner who is the annuitant dies during the accumulation period and if the death benefit proceeds are payable, then the annual step-up death benefit proceeds are the greater of:

•	the standard death benefit; or

•

the annual step-up death benefit: This benefit equals the highest annuity value on any Contract anniversary prior to the annuitant's 81st birthday. The highest annuity value will be increased for premium payments you have made and decreased for any adjusted partial surrenders we have paid to you following the Contract anniversary on which the highest annuity value occurs. This death benefit will not exceed 200% of total premium payments less partial surrenders.

If you select either of these options, then the mortality and expense risk charge will increase to 1.25%.

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Effect of Adjusted Partial Surrender on Death Benefits

When you request a partial surrender, we will reduce the death benefit under the Contract by an “adjusted partial surrender.” An adjusted partial surrender will reduce the death benefit proceeds by the amount of the partial surrender times the ratio of:

•	the amount of the death benefit proceeds on the same date as, but immediately before, the processing of the partial surrender, to

•	the annuity value immediately before the partial surrender.

We have included a more detailed explanation of this adjustment in the SAI.

If the death benefit proceeds are greater than the annuity value prior to the partial surrender, the adjusted partial surrender may be more than the amount of your request. For this reason, if a death benefit is paid after you have made a partial surrender, then the total of that partial surrender and the death benefit could be less than the death benefit immediately before you have made a partial surrender. If the death benefit proceeds are less than the annuity value prior to the partial surrender, the adjusted partial surrender will reduce the death benefit dollar for dollar.

Additional Benefits with Spousal Continuation

If an owner who is the annuitant dies before the maturity date, and the surviving spouse of the deceased owner continues (if a joint owner) or elects to continue (if a sole beneficiary) the Contract, the surviving spouse becomes sole owner and annuitant. We will increase the annuity value as of the death report day to equal the death benefit proceeds as of the death report day. We will pay a death benefit on the death of the surviving spouse and revise the way we calculate the death benefit so that it is based on the age of the surviving spouse.

Additional Death Benefit on Beneficiary's Death

If an owner who is the annuitant dies before the maturity date, and if the deceased owner's spouse is not named as the joint owner or as the sole beneficiary who elects to continue the Contract, then each beneficiary can elect to keep the Contract in the accumulation period (with some restrictions) and to receive his or her portion of the death benefit proceeds over a period not to exceed that beneficiary's life expectancy (the “distribution period”). We will pay a death benefit if the beneficiary dies during the distribution period and permit such beneficiary to name a new beneficiary. We will revise the way we calculate that death benefit so that it is based on the age of such beneficiary.

Alternate Payment Elections Before the Maturity Date

If a beneficiary is entitled to receive the death benefit proceeds, a beneficiary may elect to receive the death benefit in a lump sum payment or to receive payment under one of the following options that provides for complete distribution and termination of this Contract at the end of the distribution period:

1.	within 5 years of the date of an owner’s death;

2.	over the beneficiary's lifetime, with payments beginning within one year of the deceased owner’s death; or

3.	over a specified number of years, not to exceed the beneficiary’s life expectancy, with payments beginning within one year of an owner’s death.

To determine payments, we may use the “account-based” method under which we recalculate the amount of the payment each year by dividing the remaining unpaid proceeds by the beneficiary's current life expectancy, with payments beginning within one year of the deceased owner’s death.

Different rules may apply if the Contract is a qualified Contract.

Multiple beneficiaries may choose individually among any of these options.

If the deceased annuitant was an owner, and one or more beneficiaries chooses one of the above options instead of a lump sum payment, we will “reset” the age used in the death benefit provisions under the new option as of the death report day, so that the death benefit is based on the age of the particular new annuitant (i.e., the beneficiary). As a result, if you purchased an optional death benefit rider, the phrase “ the annuitant's 81st birthday” will refer to the age of the particular beneficiary. If the beneficiary is over age 81 on the death report day of the first deceased owner, then we will calculate the death benefit paid on the death of the particular beneficiary by taking the annuity value as of the death report day and adding any subsequent premium payments and subtracting the total adjusted partial surrenders following the death report day of the first deceased

42

owner. This option applies to both spousal and non-spousal beneficiaries.

If a beneficiary chooses 1 or 3 above, this Contract remains in effect and remains in the accumulation period until it terminates at the end of the elected period. The beneficiary's proportionate share of the death benefit proceeds becomes the new annuity value. Any payments made to a beneficiary under option 3 will be treated as adjusted partial surrenders. See Effect of Adjusted Partial Surrender on Certain Death Benefits above. If a beneficiary chooses 2 above, the Contract remains in effect, but moves into the income phase with that beneficiary receiving payments under a life annuity payout option. Special restrictions apply to options 1 and 3 above. See the SAI for more details.

These Alternate Payment Elections do not apply if the sole beneficiary is the surviving spouse of the deceased owner and the surviving spouse continues the Contract. These Alternate Payment Elections do apply when we pay the cash value to the beneficiary on the death of an owner who is not the annuitant. When an owner who is not the annuitant dies, we do not increase the annuity value to equal the death benefit proceeds.

Additional Earnings Rider

The optional Additional Earnings Rider may pay an Additional Earnings Rider Amount when an owner who is the annuitant dies and death benefit proceeds are paid under your Contract. You may elect the rider when we issue the Contract or on any Monthiversary during the accumulation period before you, a joint owner or the annuitant reach age 76 and if you have not already purchased an optional death benefit rider. In order to buy this rider:

•	you must be both the owner and annuitant (except in the case of a trust or employer-sponsored plan); and

•	you, a joint owner and the annuitant must be age 75 or younger.

Unless we otherwise consent, we limit the number of Additional Earnings Riders to one per annuitant.

The date you add the rider to the Contract is the rider date.

We will pay the Additional Earnings Rider Amount under this rider only if:

•	the rider is in force at the time of death;

•	death benefit proceeds are payable under the Contract; and

•	there are rider earnings when the death benefit proceeds are calculated.

Additional Earnings Rider Amount. The Additional Earnings Rider Amount is equal to the additional earnings factor (see below), multiplied by the lesser of:

•	the rider earnings on the date we calculate the death benefit proceeds (the death report day); or

•	the rider earnings limit (shown on your rider) multiplied by the rider base on the death report day.

The maximum we will pay under this rider is $1 million.

Rider earnings equal:

•	the death benefit proceeds payable under the Contract; minus

•	the rider base, which is:

•	the annuity value of the Contract on the rider date (or the death benefit proceeds on the rider date, if greater); plus

•	the premium payments made after the rider date; less

•	the amount of each partial surrender made after the rider date, multiplied by the ratio of the rider base to the annuity value immediately before the partial surrender.

Example: A person aged 60 purchases a Contract with the Additional Earnings Rider for a $40,000 premium payment (the rider base). The rider has an additional earnings factor of 40% and rider earnings limit of 250%. The maximum benefit we will pay under the rider is $1,000,000.

At the time of an owner's death, the death benefit proceeds are valued at $75,000. To calculate the benefit we will pay under the Additional Earnings Rider (that is, the Additional Earnings Rider Amount), first we subtract the rider base ($40,000) from the death benefit proceeds to get the rider earnings ($75,000—$40,000=$35,000).

Then we perform several additional calculations. The benefit we pay under the Additional Earnings Rider is the lesser of a), b), or c):

a)	The rider earnings ($35,000) multiplied by the additional earnings factor (40%)=$14,000;

b)	The rider earnings limit (250%) multiplied by the rider base ($40,000) multiplied by the additional earnings factor (40%)=$40,000; or

c)	The maximum benefit under the rider=$1,000,000.

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The Additional Earnings Rider Amount (that is, the benefit we will pay under the Additional Earnings Rider) is $14,000. The total death benefit (that is, the death benefit proceeds plus the Additional Earnings Rider Amount) under these circumstances is $89,000 ($75,000+$14,000).

For additional examples, see the SAI.

We will not pay a benefit under the Additional Earnings Rider if there are no rider earnings on the date we calculated the death benefit proceeds. If you purchased your Contract as part of a 1035 exchange or if you added the rider after you purchased the Contract, rider earnings do not include any gains before the rider is added to your Contract. As with all insurance, you may not realize a benefit from the purchase of this rider.

The additional earnings factors are as follows:

Owner/Annuitant's Age on the Rider Date	Percent
0-65	40%
66-67	35%
68-69	30%
70-75	25%

For purposes of computing taxable gains payable on the death benefit proceeds, both the death benefit proceeds payable under the Contract and the Additional Earnings Rider Amount will be considered.

See the SAI for an example which illustrates the Additional Earnings Rider Amount payable as well as the effect of a partial surrender on the Additional Earnings Rider Amount.

Continuation. If an owner who is the annuitant dies during the accumulation period and the deceased owner's spouse continues or elects to continue the Contract, and the annuity value is adjusted to equal the death benefit proceeds, are, the deceased owner's spouse will have the following options:

•

terminate the Additional Earnings Rider and receive a one-time annuity value increase equal to the Additional Earnings Rider Amount. All future surrender charges on this amount, if any, will be waived; or

•

continue the Additional Earnings Rider (with fees) without the one-time annuity value increase. An Additional Earnings Rider Amount would then be paid upon the death of the spouse who continued the Contract. Because we have not issued a new rider, but simply continued the rider purchased by the deceased owner, we will calculate the Additional Earnings Rider Amount using the additional earnings factor and other calculation factors applicable to the original rider.

Alternate Election. If an owner who is the annuitant dies during the accumulation period and one or more of the beneficiaries elects to receive the complete distribution of the death proceeds under alternate payment option (1) or (3), then that beneficiary will have the following options:

•

terminate the Additional Earnings Rider and receive a one-time increase in death benefit proceeds equal to a proportionate share of the Additional Earnings Rider Amount. All future surrender charges on this amount, if any, will be waived; or

•

continue the Additional Earnings Rider (with fees) without the one-time annuity value increase. An Additional Earnings Rider Amount would then be paid in a lump sum upon the death of the beneficiary and the Contract will terminate. This amount will be calculated using the additional earnings factor and other calculation factors determined under the original rider. The required annual distributions under the alternate payment elections are likely to reduce significantly the value of this rider during this period.

See Alternate Payment Election Options Before the Maturity Date above.

Rider Fee. There is an annual charge during the accumulation period of 0.35% of your Contract's annuity value. The charge will not be increased once the rider has been issued. We deduct the rider charge from your annuity value on each rider anniversary and pro rata on the termination date of the rider. We will deduct this fee from each subaccount and the fixed account in proportion to the amount of the annuity value in each account. We do not assess this charge during the income phase. The rider fee is deducted even during periods when the rider would not pay any benefit because there are no rider earnings.

Termination. The rider will remain in effect until:

•	we receive your written notice at our administrative office to cancel the rider;

•	you annuitize or surrender the Contract; or

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•	the Additional Earnings Rider Amount is paid or added to the annuity value under a continuation, as described above.

Once you terminate the rider, you may re-select it during the accumulation period, if we are still offering the rider; however, a new rider will be issued and the Additional Earnings Rider Amount will be redetermined. Please note that if you terminate the rider and then re-select it, the rider will only cover gains, if any, since it was re-selected, and the terms and charges of the new rider may differ from those of the terminated rider.

It is possible that the Internal Revenue Service may take a position that charges for the Additional Earnings Rider should be treated as taxable distributions to you. Although we do not believe that a rider charge under the Contract should be treated as a taxable distribution, you should consult your tax advisor before selecting this rider under the Contract.

The Additional Earnings Rider may vary by state and may not be available in all states.

10.	OTHER INFORMATION

Ownership

You, as owner of the Contract, exercise all rights under the Contract, including the right to transfer ownership (subject to any assignee or irrevocable beneficiary's consent). You can change an owner at any time by notifying us in writing at our administrative office. An ownership change may be a taxable event. Joint owners may be named provided they are husband and wife. Joint ownership is not available in all states.

Annuitant

The annuitant is the person named in the application to receive annuity payments. If no person is named, an owner will be the annuitant. As of the maturity date, and upon our agreement, an owner may change the annuitant or, if either annuity Option C or Option E has been selected, add a joint annuitant. On the maturity date, the annuitant(s) will become the payee(s) and receive the annuity payments.

Beneficiary

A beneficiary is the person who receives the death benefit proceeds when an owner who is also the annuitant dies. If an owner who is not the annuitant dies before the annuitant and the sole beneficiary is not an owner's spouse and there is no joint owner, the beneficiary will receive the cash value. You may change the beneficiary(ies) during the lifetime of the annuitant, subject to the rights of any irrevocable beneficiary. Any change must be made in writing and received by us at our administrative office and, if accepted, will be effective as of the date on which the request was signed by an owner. Before the maturity date, if an owner who is the annuitant dies, and no beneficiary is alive on the death report day, benefits payable at death will be paid to the owner's estate. In the case of certain qualified Contracts, the Treasury Regulations prescribe certain limitations on the designation of a beneficiary. See the SAI for more details on the beneficiary.

Assignment

You can also assign the Contract any time before the maturity date. We will not be bound by the assignment until we receive written notice of the assignment at our administrative office. We will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. An assignment may be a taxable event. There may be limitations on your ability to assign a qualified Contract, and such assignments may be subject to tax penalties and taxed as distributions under the Code.

Western Reserve Life Assurance Co. of Ohio

Western Reserve was initially incorporated under the laws of Ohio on October 1, 1957. It is engaged in the business of writing life insurance policies and annuity contracts. Western Reserve is a wholly-owned indirect subsidiary of Transamerica Corporation, which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of the Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Western Reserve is licensed in the District of Columbia, Guam, Puerto Rico and in all states except New York. Western Reserve is obligated to pay all benefits under the Contract.

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The Separate Account

Western Reserve established a separate account, called the WRL Series Annuity Account, under the laws of the State of Ohio on April 12, 1988. The separate account is divided into subaccounts, each of which invests exclusively in shares of a mutual fund portfolio. Western Reserve may add, close, remove, combine or substitute subaccounts or investments held by the subaccounts, and reserves the right to change the investment objective of any subaccount, subject to applicable law as described in the SAI. In addition, the separate account may be used for other variable annuity contracts issued by Western Reserve.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the contracts of the separate account or Western Reserve.

The assets of the separate account are held in Western Reserve's name on behalf of the separate account and belong to Western Reserve. However, the assets underlying the Contracts are not chargeable with liabilities arising out of any other business Western Reserve may conduct. The income, gains and losses, realized and unrealized, from the assets allocated to each subaccount are credited to and charged against that subaccount without regard to the income, gains and losses from any other of our accounts or subaccounts.

Information about the separate account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. In addition, the SEC maintains a web site (www.sec.gov) that contains other information regarding the separate account.

Exchanges

You can generally exchange one annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old contract, and there will be a new surrender charge period for this Contract and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income tax, and penalty tax, on the exchange. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise).

Voting Rights

To the extent required by law, Western Reserve will vote all shares of the portfolios in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in accordance with those instructions. We will vote shares for which no timely instructions were received in the same proportion as the voting instructions we received. Accordingly, it is possible for a small number of policy owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. However, if we determine that we are permitted to vote the shares in our own right, we may do so. Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distribution of the Contracts

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting and distribution agreement with our affiliate, TCI, for the distribution and sale of the Contracts. We reimburse TCI for certain expenses it incurs in order to pay for the distribution of the Contracts (e.g., commissions payable to selling firms selling the Contracts, as described below.)

Compensation to Broker-Dealers Selling the Contracts. The Contracts are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the Contracts. We pay commissions through TCI to the selling firms for their sales of the Contracts.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the Contracts, that is, to

46

provide sales support and training to sales representatives at selling firms. We may also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to Contracts that have already been purchased.

The selling firms who have selling agreements with TCI and us are paid commissions for the promotion and sale of the Contracts according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 6% of premiums (additional amounts may be paid as overrides to wholesalers).

To the extent permitted by FINRA rules of the Financial Industry Regulatory Authority, Western Reserve, ISI and other affiliated parties may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms. These arrangements are described further below.

The registered representative who sells you the Contract typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a Contract. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

Special Compensation For Affiliated Wholesaling and Selling Firms. Our parent company provides paid-in capital to TCI and pays the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions.

Western Reserve’s two main distribution channels are InterSecurities, Inc. (“ISI”) and World Group Securities (“WGS”), both affiliates, who sell Western Reserve products.

Western Reserve underwrites the cost of ISI’s various facilities, third-party services and internal administrative functions, including employee salaries, sales representative training and computer systems that are provided directly to ISI. These facilities and services are necessary for ISI’s administration and operation, and Western Reserve is compensated by ISI for these expenses based on ISI’s usage. In addition, Western Reserve and other affiliates pay for certain sales expenses of ISI, including the costs of preparing and producing prospectuses and sales promotional materials for the Contract.

ISI pays its branch managers a portion of the commissions received from Western Reserve for the sale of the Contracts. Sales representatives receive a portion of the commissions for their sales of Contracts in accordance with ISI’s internal compensation programs.

To support its sales of Western Reserve’s variable annuity products, WGS receives an expense allowance of 0.35% of the annual annuity premiums paid on variable annuities sold by WGS. Sales representatives receive a portion of the commissions for their sales of Contracts in accordance with WGS’s internal compensation programs.

Sales representatives and their managers at ISI and WGS may receive directly or indirectly additional cash benefits and non-cash compensation or reimbursements from us or our affiliates. Additional compensation or reimbursement arrangements may include payments in connection with the firm’s conferences or seminars, sales or training programs for invited selling representatives and other employees, seminars for the public, trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, and payments, loans, loan guaranties, or loan forgiveness to assist a firm or a representative in connection with systems, operating, marketing and other business expenses. The amounts may be significant and may provide us with increased access to the sales representatives.

In addition, ISI’s managers and/or sales representatives who meet certain productivity standards may be eligible for additional compensation. Sales of the Contracts by affiliated selling firms may help sales representatives and/or their managers qualify for certain benefits, and may provide such persons with special incentive to sell our Contracts. For example, ISI’s and WGS’s registered representatives, general agents, marketing directors and supervisors may be eligible to participate in a voluntary stock purchase plan that permits participants to purchase stock of AEGON

47

N.V. (Western Reserve’s ultimate parent) by allocating a portion of the commissions they earn to purchase such shares. A portion of the contributions of commissions by ISI’s representatives may be matched by ISI.

ISI’s and WGS’s registered representatives may also be eligible to participate in a stock option and award plan. Registered representatives who meet certain production goals will be issued options on the stock of AEGON N.V.

Additional Compensation that We and our Affiliates Pay to Selected Selling Firms. We may pay certain selling firms additional cash amounts for “preferred product” treatment of the Contracts in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing us with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, and events and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, we and other parties may allow other non-cash incentives and compensation to be paid to these selling firms. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ between selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the Contracts or other criteria. For instance, Western Reserve made flat fee payments to several selling firms with payments ranging from $2,000 to $15,750 in 2007 for the sales of the Western Reserve’s insurance products.

During 2007, we had entered into “preferred product” arrangements with ISI, WGS, Berthel Fisher & Co Financial Services, H. Beck Inc., First Founders Securities Inc., Harbour Investments Inc., Coordinated Capital Securities, Inc., Trustmont Financial Group, Inc., Packerland Brokerage Services, Inc. and Investors Capital Corp. We paid the following amounts (in addition to sales commissions and expense allowances) to these firms:

Name of Firm	Aggregate Amount Paid in 2007
H. Beck, Inc.	$10,000
Berthel Fisher	$10,000
Investors Capital Corp.	$15,750
First Founders Securities, Inc.	$2,725
Harbour Investments, Inc.	$6,000
Coordinated Capital Securities, Inc.	$2,000
Trustmont Financial Group, Inc.	$2,000
Packerland Brokerage Services, Inc.	$3,000

No specific charge is assessed directly to Contract owners or the separate account to cover commissions and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however through fees and charges deducted under the Contract and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this Contract to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the Contracts.

Non-Participating Contract

The Contract does not participate or share in the profits or surplus earnings of Western Reserve. No dividends are payable on the Contract.

Variations in Contract Provisions

Certain provisions of the Contracts may vary from the descriptions in this prospectus in order to comply with different state laws. See your Contract for variations, since any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.

The fixed account is not available in all states. If your Contract was issued in Washington, Oregon, New Jersey or Massachusetts, you may not direct or transfer any money to the fixed account.

For general information concerning Contract WL18 please see Appendix B in addition to your Contract.

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IMSA

We are a member of the Insurance Marketplace Standards Association (“IMSA”). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at: 240-744-3030.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. The Company, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, on the ability of Transamerica Capital, Inc. to perform under its principal underwriting agreement, or on the ability of the Company to meet its obligations under the Contract.

Financial Statements

The financial statements of Western Reserve and the separate account are included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Definitions of Special Terms
The Contract — General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Historical Performance Data
Published Ratings
Administration
Records and Reports
Distribution of the Contracts
Other Products
Custody of Assets
Legal Matters
Independent Registered Public Accounting Firm
Other Information
Financial Statements

Inquiries and requests for an SAI should be directed to:

Western Reserve Life Assurance Co. of Ohio

Administrative Office

1-800-851-9777

(Monday-Friday 8:30 a.m.-7:00 p.m. Eastern Time)

Or write to us at our mailing address:

Western Reserve Life Assurance Co. of Ohio

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values (“AUV”) and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables. The number of accumulation units combines the units outstanding for several variable annuity contracts issued by Western Reserve within each subaccount class.

1.65%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Asset Allocation Conservative VP - Service Class(1) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	13.814 12.867 12.456 11.571 10.000	$ $ $ $ $	14.424 13.814 12.867 12.456 11.571	110,385 125,327 137,973 186,368 86,992
Transamerica Asset Allocation - Growth VP - Service Class(1) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	17.447 15.386 13.975 12.474 10.000	$ $ $ $ $	18.456 17.447 15.386 13.975 12.474	112,462 93,378 93,692 96,107 73,924
Transamerica Asset Allocation - Moderate VP - Service Class(1) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	14.858 13.581 12.888 11.791 10.000	$ $ $ $ $	15.746 14.858 13.581 12.888 11.791	219,562 232,716 247,998 249,125 173,822
Transamerica Asset Allocation - Moderate Growth VP - Service Class(1) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	16.200 14.505 13.440 12.075 10.000	$ $ $ $ $	17.140 16.200 14.505 13.440 12.075	216,583 234,588 237,675 239,935 187,850
Transamerica International Moderate Growth VP - Service Class(2) Subaccount Inception Date May 1, 2006	2007 2006	$ $	10.296 10.000	$ $	10.988 10.296	0 0
Transamerica BlackRock Large Cap Value VP - Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	19.193 16.730 14.696 12.662 10.000	$ $ $ $ $	19.700 19.193 16.730 14.696 12.662	11,777 22,153 25,623 12,431 5,368
Transamerica Capital Guardian U.S. Equity VP - Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	15.194 14.059 13.472 12.512 10.000	$ $ $ $ $	14.888 15.194 14.059 13.472 12.512	5,150 7,301 7,495 10,362 5,532
Transamerica Capital Guardian Value VP - Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	17.696 15.480 14.639 12.787 10.000	$ $ $ $ $	16.268 17.696 15.480 14.639 12.787	8,133 9,487 9,297 10,161 4,758
Transamerica Clarion Global Real Estate Securities VP - Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	25.823 18.498 16.615 12.749 10.000	$ $ $ $ $	23.647 25.823 18.498 16.615 12.749	33,153 50,050 48,775 49,752 7,487
Transamerica Federated Market Opportunity VP - Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	13.296 13.190 12.804 11.946 10.000	$ $ $ $ $	12.988 13.296 13.190 12.804 11.946	39,282 45,115 140,122 85,657 28,542
Transamerica JPMorgan Core Bond VP - Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	10.571 10.370 10.328 10.066 10.000	$ $ $ $ $	11.086 10.571 10.370 10.328 10.066	22,271 20,447 21,456 23,143 25,105

50

1.65%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica JPMorgan Enhanced Index VP - Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	15.171 13.415 13.215 12.136 10.000	$ $ $ $ $	15.566 15.171 13.415 13.215 12.136	15,892 16,496 22,681 16,084 46,391
Transamerica JPMorgan Mid Cap Value VP - Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	17.344 15.075 14.078 12.515 10.000	$ $ $ $ $	17.493 17.344 15.075 14.078 12.515	3,846 6,898 9,422 10,842 5,088
Transamerica Legg Mason Partners All Cap VP - Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	16.252 13.967 13.678 12.770 10.000	$ $ $ $ $	16.109 16.252 13.967 13.678 12.770	6,478 6,805 12,890 17,915 12,292
Transamerica MFS High Yield VP - Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	12.700 11.672 11.690 10.853 10.000	$ $ $ $ $	12.709 12.700 11.672 11.690 10.853	8,361 4,137 4,169 5,623 1,548
Transamerica MFS International Equity VP - Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	18.906 15.635 14.139 12.584 10.000	$ $ $ $ $	20.246 18.906 15.635 14.139 12.584	3,332 6,171 4,281 4,196 2,284
Transamerica Marsico Growth VP - Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	14.413 13.933 13.090 11.879 10.000	$ $ $ $ $	17.032 14.413 13.933 13.090 11.879	6,548 6,283 6,203 6,415 4,935
Transamerica Munder Net50 VP - Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	16.212 16.529 15.591 13.786 10.000	$ $ $ $ $	18.626 16.212 16.529 15.591 13.786	2,056 4,174 4,522 10,777 12,981
Transamerica PIMCO Total Return VP - Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	10.622 10.393 10.355 10.102 10.000	$ $ $ $ $	11.369 10.622 10.393 10.355 10.102	27,298 37,319 14,343 8,531 6,946
Transamerica T. Rowe Price Equity Income VP - Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	16.310 13.967 13.678 12.139 10.000	$ $ $ $ $	16.534 16.310 13.967 13.678 12.139	23,184 17,105 16,762 12,324 5,568
Transamerica T. Rowe Price Small Cap VP - Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	15.895 15.636 14.399 13.293 10.000	$ $ $ $ $	17.086 15.895 15.636 14.399 13.293	6,077 8,259 7,313 15,041 8,814
Transamerica Templeton Global VP - Service Class(4) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	16.270 13.963 13.238 12.368 10.000	$ $ $ $ $	18.402 16.270 13.963 13.238 12.368	10,884 8,165 9,236 7,257 3,048
Transamerica Third Avenue Value VP - Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	21.840 19.175 16.454 13.436 10.000	$ $ $ $ $	21.687 21.840 19.175 16.454 13.436	68,046 98,774 77,883 67,734 14,845
Transamerica Balanced VP - Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	13.570 12.686 11.965 11.450 10.000	$ $ $ $ $	15.135 13.570 12.686 11.965 11.450	6,290 4,437 2,443 3,399 4,237

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		1.65%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Convertible Securities VP – Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	14.219 13.063 12.826 10.971 10.000	$ $ $ $ $	16.545 14.219 13.063 12.826 10.971	1,299 3,473 4,749 4,343 2,235
Transamerica Equity VP – Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	16.808 15.765 13.783 12.120 10.000	$ $ $ $ $	19.187 16.808 15.765 13.783 12.120	26,456 30,916 33,351 29,818 16,926
Transamerica Growth Opportunities VP – Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	16.945 16.421 14.400 12.565 10.000	$ $ $ $ $	20.458 16.945 16.421 14.400 12.565	27,634 25,799 24,824 23,829 4,416
Transamerica Money Market VP – Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	10.201 9.926 9.833 9.922 10.000	$ $ $ $ $	10.512 10.201 9.926 9.833 9.922	21,632 96,141 41,051 22,629 326,724
Transamerica Science and Technology VP – Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	13.751 13.873 13.846 13.088 10.000	$ $ $ $ $	17.923 13.751 13.873 13.846 13.088	3,156 948 1,750 3,819 8,218
Transamerica Small/Mid Cap Value VP – Service Class(3) Subaccount Inception date May 3, 2004	2007 2006 2005 2004	$ $ $ $	14.690 12.675 11.377 10.000	$ $ $ $	17.974 14.690 12.675 11.377	9,268 6,543 8,451 3,651
Transamerica U.S. Government Securities VP – Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	10.250 10.110 10.078 9.957 10.000	$ $ $ $ $	10.665 10.250 10.110 10.078 9.957	2,813 2,826 11,008 3,477 5,479
Transamerica Value Balanced VP – Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	14.578 12.882 12.330 11.413 10.000	$ $ $ $ $	15.267 14.578 12.882 12.330 11.413	7,473 7,274 7,151 10,247 3,778
Transamerica Van Kampen Mid-Cap Growth VP – Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	14.232 13.202 12.506 11.892 10.000	$ $ $ $ $	17.113 14.232 13.202 12.506 11.892	2,297 2,596 8,331 1,403 3,514
ProFund VP Asia 30 Subaccount Inception Date September 6, 2007	2007		$10.00		$11.680	4,653
ProFund VP Basic Materials Subaccount Inception Date September 6, 2007	2007		$10.00		$11.115	2,818
ProFund VP Bull Subaccount Inception Date June 12, 2006	2007 2006	$ $	11.405 10.000	$ $	11.617 11.405	0 1,726
ProFund VP Consumer Services Subaccount Inception Date September 6, 2007	2007		$10.00		$9.147	0
ProFund VP Emerging Markets Subaccount Inception Date September 6, 2007	2007		$10.00		$11.465	0
ProFund VP Europe 30 Subaccount Inception Date September 6, 2007	2007		$10.00		$10.285	4,209
ProFund VP Falling U.S. Dollar Subaccount Inception Date September 6, 2007	2007		$10.00		$10.571	0
ProFund VP Financials Subaccount Inception Date September 6, 2007	2007		$10.00		$8.634	0
ProFund VP International Subaccount Inception Date September 6, 2007	2007		$10.00		$10.095	0
ProFund VP Japan Subaccount Inception Date September 6, 2007	2007		$10.00		$9.119	0

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		1.65%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
ProFund VP Mid-Cap Subaccount Inception Date September 6, 2007	2007		$10.00		$9.747	0
ProFund VP Money Market Subaccount Inception Date June 12, 2006	2007 2006	$ $	10.130 10.000	$ $	10.340 10.130	7,744 0
ProFund VP NASDAQ-100(5) Subaccount Inception Date June 12, 2006	2007 2006	$ $	11.385 10.000	$ $	13.173 11.385	0 1,773
ProFund VP Oil & Gas Subaccount Inception Date September 6, 2007	2007		$10.00		$10.902	0
ProFund VP Pharmaceuticals Subaccount Inception Date September 6, 2007	2007		$10.00		$9.988	0
ProFund VP Precious Metals Subaccount Inception Date September 6, 2007	2007		$10.00		$11.770	0
ProFund VP Short Emerging Markets Subaccount Inception Date September 6, 2007	2007		$10.00		$8.235	0
ProFund VP Short International Subaccount Inception Date September 6, 2007	2007		$10.00		$9.824	0
ProFund VP Short NASDAQ-100(6) Subaccount Inception Date September 6, 2007	2007		$10.00		$9.724	0
ProFund VP Short Small Cap Subaccount Inception Date June 12, 2006	2007 2006	$ $	8.774 10.000	$ $	9.022 8.774	0 0
ProFund VP Small-Cap Subaccount Inception Date June 12, 2006	2007 2006	$ $	11.199 10.000	$ $	10.772 11.199	2,799 1,767
ProFund VP Small-Cap Value Subaccount Inception Date September 6, 2007	2007		$10.00		$9.154	0
ProFund VP Telecommunication Subaccount Inception Date September 6, 2007	2007		$10.00		$9.533	0
ProFund VP UltraSmall-Cap Subaccount Inception Date September 6, 2007	2007		$10.00		$8.859	0
ProFund VP U.S. Government Plus Subaccount Inception Date September 6, 2007	2007		$10.00		$10.811	4,554
ProFund VP Utilities Subaccount Inception Date September 6, 2007	2007		$10.00		$10.736	4,304
Access VP High Yield FundSM Subaccount Inception Date September 6, 2007	2007		$10.00		$10.299	0

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1.25%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Tranamerica Asset Allocation Conservative VP – Service Class(1) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	14.019 13.005 12.540 11.602 10.000	$ $ $ $ $	14.696 14.019 13.005 12.540 11.602	234,747 264,896 321,462 420,965 302,267
Transamerica Asset Allocation – Growth VP – Service Class(1) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	17.705 15.551 14.069 12.507 10.000	$ $ $ $ $	18.803 17.705 15.551 14.069 12.507	303,059 299,276 292,421 272,594 149,984
Transamerica Asset Allocation – Moderate VP – Service Class(1) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	15.077 13.727 12.974 11.822 10.000	$ $ $ $ $	16.042 15.077 13.727 12.974 11.822	540,756 601,731 648,476 676,846 524,209
Transamerica Asset Allocation – Moderate Growth VP – Service Class(1) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	16.439 14.660 13.531 12.108 10.000	$ $ $ $ $	17.462 16.439 14.660 13.531 12.108	611,153 652,820 644,216 634,389 454,072
Transamerica International Moderate Growth VP – Service Class(2) Subaccount Inception Date May 1, 2006	2007 2006	$ $	10.323 10.000	$ $	11.061 10.323	12,728 3,772
Transamerica BlackRock Large Cap Value VP – Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	19.476 16.910 14.794 12.696 10.000	$ $ $ $ $	20.071 19.476 16.910 14.794 12.696	42,418 47,834 50,899 19,311 17,936
Transamerica Capital Guardian U.S. Equity VP – Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	15.419 14.210 13.566 12.546 10.000	$ $ $ $ $	15.168 15.419 14.210 13.566 12.546	8,228 10,205 15,514 43,007 15,610
Transamerica Capital Guardian Value VP – Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	17.957 15.647 14.737 12.822 10.000	$ $ $ $ $	16.574 17.957 15.647 14.737 12.822	27,553 41,152 27,325 66,837 38,694
Transamerica Clarion Global Real Estate Securities VP – Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	26.205 18.697 16.726 12.783 10.000	$ $ $ $ $	24.092 26.205 18.697 16.726 12.783	23,256 71,362 70,520 66,127 43,417
Transamerica Federated Market Opportunity VP – Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	13.493 13.332 12.890 11.978 10.000	$ $ $ $ $	13.232 13.493 13.332 12.890 11.978	150,285 175,055 196,810 202,696 158,359
Transamerica JPMorgan Core Bond VP – Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	10.727 10.481 10.398 10.093 10.000	$ $ $ $ $	11.295 10.727 10.481 10.398 10.093	58,376 69,478 80,032 107,176 110,947
Transamerica JPMorgan Enhanced Index VP – Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	15.395 13.559 13.304 12.168 10.000	$ $ $ $ $	15.858 15.395 13.559 13.304 12.168	6,318 11,174 10,060 21,163 14,125
Transamerica JPMorgan Mid Cap Value VP – Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	17.600 15.237 14.172 12.549 10.000	$ $ $ $ $	17.822 17.600 15.237 14.172 12.549	13,098 14,635 20,988 14,243 13,514

54

1.25%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Legg Mason Partners All Cap VP – Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	16.493 14.117 13.770 12.804 10.000	$ $ $ $ $	16.412 16.493 14.117 13.770 12.804	31,020 40,836 32,282 62,633 41,529
Transamerica MFS High Yield VP – Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	12.888 11.797 11.768 10.882 10.000	$ $ $ $ $	12.948 12.888 11.797 11.768 10.882	33,271 38,759 44,382 4,006 2,265
Transamerica MFS International Equity VP – Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	19.185 15.804 14.234 12.618 10.000	$ $ $ $ $	20.628 19.185 15.804 14.234 12.618	32,824 29,503 24,030 21,801 15,686
Transamerica Marsico Growth VP – Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	14.626 14.083 13.178 11.911 10.000	$ $ $ $ $	17.353 14.626 14.083 13.178 11.911	14,443 13,853 36,093 16,010 8,146
Transamerica Munder Net50 VP – Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	16.451 16.706 15.696 13.823 10.000	$ $ $ $ $	18.976 16.451 16.706 15.696 13.823	18,567 20,703 32,332 49,190 30,972
Transamerica PIMCO Total Return VP – Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	10.779 10.505 10.425 10.129 10.000	$ $ $ $ $	11.583 10.779 10.505 10.425 10.129	62,113 65,107 89,560 101,399 53,588
Transamerica T. Rowe Price Equity Income VP – Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	16.551 14.117 13.770 12.171 10.000	$ $ $ $ $	16.845 16.551 14.117 13.770 12.171	54,636 54,713 64,084 76,172 46,667
Transamerica T. Rowe Price Small Cap VP – Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	16.130 15.804 14.495 13.330 10.000	$ $ $ $ $	17.407 16.130 15.804 14.495 13.330	27,589 30,678 47,374 43,340 42,810
Transamerica Templeton Global VP – Service Class(4) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	16.510 14.113 13.327 12.401 10.000	$ $ $ $ $	18.748 16.510 14.113 13.327 12.401	28,405 23,791 10,391 14,618 6,854
Transamerica Third Avenue Value VP – Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	22.163 19.381 16.565 13.472 10.000	$ $ $ $ $	22.095 22.163 19.381 16.565 13.472	106,098 122,091 133,854 96,971 59,958
Transamerica Balanced VP – Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	13.771 12.823 12.045 11.571 10.000	$ $ $ $ $	15.419 13.771 12.823 12.045 11.571	17,141 15,120 18,582 20,474 31,846
Transamerica Convertible Securities VP – Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	14.429 13.204 12.912 11.001 10.000	$ $ $ $ $	16.856 14.429 13.204 12.912 11.001	40,836 49,546 60,422 45,698 26,363
Transamerica Equity VP – Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	17.057 15.935 13.876 12.153 10.000	$ $ $ $ $	19.548 17.057 15.935 13.876 12.153	109,821 133,549 89,809 93,285 54,052

55

		1.25%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Growth Opportunities VP – Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	17.195 16.597 14.496 12.599 10.000	$ $ $ $ $	20.843 17.195 16.597 14.496 12.599	54,304 60,647 63,233 55,232 29,081
Transamerica Money Market VP – Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	10.351 10.032 9.898 9.949 10.000	$ $ $ $ $	10.710 10.351 10.032 9.898 9.949	61,111 46,063 58,465 69,113 110,345
Transamerica Science and Technology VP – Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	13.954 14.022 13.939 13.123 10.000	$ $ $ $ $	18.260 13.954 14.022 13.939 13.123	5,446 5,087 13,552 23,976 27,564
Transamerica Small/Mid Cap Value VP – Service Class(3) Subaccount Inception date May 3, 2004	2007 2006 2005 2004	$ $ $ $	14.847 12.760 11.407 10.000	$ $ $ $	18.239 14.847 12.760 11.407	32,178 13,892 10,312 4,512
Transamerica U.S. Government Securities VP – Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	10.401 10.219 10.146 9.984 10.000	$ $ $ $ $	10.866 10.401 10.219 10.146 9.984	14,081 17,932 24,898 8,509 16,531
Transamerica Value Balanced VP – Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	14.793 13.020 12.413 11.444 10.000	$ $ $ $ $	15.554 14.793 13.020 12.413 11.444	31,411 27,806 40,013 42,253 32,574
Transamerica Van Kampen Mid–Cap Growth VP – Service Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	14.442 13.434 12.590 11.924 10.000	$ $ $ $ $	17.435 14.442 13.434 12.590 11.924	23,390 26,338 23,796 25,752 14,577
ProFund VP Asia 30 Subaccount Inception Date September 6, 2007	2007		$10.00		$11.695	5,648
ProFund VP Basic Materials Subaccount Inception Date September 6, 2007	2007		$10.00		$11.129	13,004
ProFund VP Bull Subaccount Inception Date June 12, 2006	2007 2006	$ $	11.430 10.000	$ $	11.689 11.430	2,449 11,271
ProFund VP Consumer Services Subaccount Inception Date September 6, 2007	2007		$10.00		$9.159	0
ProFund VP Emerging Markets Subaccount Inception Date September 6, 2007	2007		$10.00		$11.480	506
ProFund VP Europe 30 Subaccount Inception Date September 6, 2007	2007		$10.00		$10.298	11,005
ProFund VP Falling U.S. Dollar Subaccount Inception Date September 6, 2007	2007		$10.00		$10.585	0
ProFund VP Financials Subaccount Inception Date September 6, 2007	2007		$10.00		$8.645	0
ProFund VP International Subaccount Inception Date September 6, 2007	2007		$10.00		$10.108	0
ProFund VP Japan Subaccount Inception Date September 6, 2007	2007		$10.00		$9.131	0
ProFund VP Mid-Cap Subaccount Inception Date September 6, 2007	2007		$10.00		$9.759	0
ProFund VP Money Market Subaccount Inception Date June 12, 2006	2007 2006	$ $	10.152 10.000	$ $	10.404 10.152	22,862 0
ProFund VP NASDAQ-100(5) Subaccount Inception Date June 12, 2006	2007 2006	$ $	11.410 10.000	$ $	13.254 11.410	2,500 0
ProFund VP Oil & Gas Subaccount Inception Date September 6, 2007	2007		$10.00		$10.916	5,348
ProFund VP Pharmaceuticals Subaccount Inception Date September 6, 2007	2007		$10.00		$10.001	0

56

		1.25%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
ProFund VP Precious Metals Subaccount Inception Date September 6, 2007	2007		$10.00		$11.785	9,051
ProFund VP Short Emerging Markets Subaccount Inception Date September 6, 2007	2007		$10.00		$8.246	0
ProFund VP Short International Subaccount Inception Date September 6, 2007	2007		$10.00		$9.836	0
ProFund VP Short NASDAQ-100(6) Subaccount Inception Date September 6, 2007	2007		$10.00		$9.736	0
ProFund VP Short Small Cap Subaccount Inception Date June 12, 2006	2007 2006	$ $	8.793 10.000	$ $	9.077 8.793	0 0
ProFund VP Small-Cap Subaccount Inception Date June 12, 2006	2007 2006	$ $	11.224 10.000	$ $	10.839 11.224	167 0
ProFund VP Small-Cap Value Subaccount Inception Date September 6, 2007	2007		$10.00		$9.166	0
ProFund VP Telecommunication Subaccount Inception Date September 6, 2007	2007		$10.00		$9.545	0
ProFund VP UltraSmall-Cap Subaccount Inception Date September 6, 2007	2007		$10.00		$8.870	189
ProFund VP U.S. Government Plus Subaccount Inception Date September 6, 2007	2007		$10.00		$10.824	0
ProFund VP Utilities Subaccount Inception Date September 6, 2007	2007		$10.00		$10.750	11,982
Access VP High Yield FundSM Subaccount Inception Date September 6, 2007	2007		$10.00		$10.312	0

(1)	Transamerica was added to the beginning of the fund name; and Portfolio was replaced with VP at the end of the fund name.

(2)	Transamerica was added to the beginning of the fund name; and Fund was replaced with VP at the end of the fund name.

(3)	Unless previously part of the name; Transamerica was added to the beginning of the fund name; and VP was added to the end of the fund name.

(4)	Formerly known as Templeton Transamerica Global.

(5)	Formerly known as ProFund VP OTC

(6)	Formerly known as ProFund VP Short OTC

The Transamerica Index 50 VP and Transamerica Index 75 VP had not commenced operations as of December 31, 2007 therefore, comparable data is not available.

57

APPENDIX B

If you are purchasing Contract Form Number WL18 (or you are an existing contract owner of Contract Form Number WL18), the information provided in Appendix B hereby amends and/or replaces the corresponding information contained in the prospectus.

The following hereby amends, and to the extent inconsistent replaces, the corresponding SUMMARY section of the prospectus:

1.	The Annuity Contract

You can also direct money to the fixed account. Amounts in the fixed account earn interest annually at a fixed rate that is guaranteed by us never to be less than 3%, and may be more.

For an additional charge, you may select a compounding/monthly step-up death benefit. You may also add an Additional Earnings Rider that may provide a supplemental death benefit. You may only add the compounding/monthly step-up benefit and/or the Additional Earnings Rider when you purchase the Contract. See Section 9. Death Benefit, for details concerning these death benefit options. Subject to compliance with applicable law, we may at any time discontinue offering any optional rider described in this prospectus.

If you have already added the Guaranteed Minimum Income Benefit Rider to your Contract, please read your Rider carefully. This rider is no longer available for sale.

4.	Investment Choices

Transamerica Asset Allocation - Conservative VP – Initial Class

Transamerica Asset Allocation - Growth VP – Initial Class

Transamerica Asset Allocation - Moderate VP – Initial Class

Transamerica Asset Allocation - Moderate Growth VP – Initial Class

Transamerica International Moderate Growth VP – Initial Class

Transamerica BlackRock Large Cap Value VP– Initial Class

Transamerica Capital Guardian U.S. Equity VP – Initial Class

Transamerica Capital Guardian Value VP – Initial Class

Transamerica Clarion Global Real Estate Securities VP – Initial Class

Transamerica Federated Market Opportunity VP – Initial Class

Transamerica JPMorgan Core Bond VP – Initial Class

Transamerica JPMorgan Enhanced Index VP – Initial Class

Transamerica Legg Mason Partners All Cap VP – Initial Class

Transamerica MFS High Yield VP – Initial Class

Transamerica MFS International Equity VP – Initial Class

Transamerica Marsico Growth VP – Initial Class

Transamerica Munder Net50 VP – Initial Class

Transamerica PIMCO Total Return VP – Initial Class

Transamerica T. Rowe Price Equity Income VP – Initial Class

Transamerica T. Rowe Price Small Cap VP – Initial Class

Transamerica Templeton Global VP – Initial Class

Transamerica Third Avenue Value VP – Initial Class

Transamerica Balanced VP – Initial Class

Transamerica Convertible Securities VP – Initial Class

Transamerica Equity VP – Initial Class

Transamerica Growth Opportunities VP – Initial Class

Transamerica Money Market VP – Initial Class

Transamerica Science & Technology VP – Initial Class

Transamerica Small/Mid Cap Value VP – Initial Class

Transamerica U.S. Government Securities VP – Initial Class

Transamerica Value Balanced VP – Initial Class

Transamerica Index 50VP – Initial Class

58

Transamerica Index 75 VP – Initial Class

Transamerica Van Kampen Mid-Cap Growth VP – Initial Class

ProFund VP Asia 30(1)

ProFund VP Basic Materials(1)

ProFund VP Bull(1)

ProFund VP Consumer Services(1)

ProFund VP Emerging Markets(1)

ProFund VP Europe 30(1)

ProFund VP Falling U.S. Dollar(1)

ProFund VP Financials(1)

ProFund VP International(1)

ProFund VP Japan(1)

ProFund VP Mid-Cap(1)

ProFund VP Money Market(1)

ProFund VP NASDAQ-100(1)

ProFund VP Oil & Gas(1)

ProFund VP Pharmaceuticals(1)

ProFund VP Precious Metals(1)

ProFund VP Short Emerging Markets(1)

ProFund VP Short International(1)

ProFund VP Short NASDAQ-100(1)

ProFund VP Short Small-Cap(1)

ProFund VP Small-Cap(1)

ProFund VP Small-Cap Value(1)

ProFund VP Telecommunications(1)

ProFund VP UltraSmall-Cap(1)

ProFund VP U.S. Government Plus(1)

ProFund VP Utilities(1)

Access VP High Yield FundSM(1)

(1)	The ProFunds and Access portfolios permit frequent transfers and investors in these portfolios may bear the additional costs and investment risks of frequent transfers.

You can also allocate your premium payments to the fixed account. Unless otherwise required by state law, we will limit your allocations or transfers to the fixed account if the fixed account value following the allocation or transfer would exceed $500,000. The fixed account is not available in all states. If your Contract was issued in Washington, Oregon, New Jersey or Massachusetts, you may not direct or transfer any money to the fixed account.

5.	Expenses

During the accumulation period, we deduct a daily mortality and expense risk charge of 1.00% annually (1.25% if you select the compounding/monthly step-up death benefit) and a daily administrative charge of 0.40% annually from the money you have invested in the subaccounts.

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest fund expenses for the previous calendar year are found in the “Annuity Contract Fee Table” section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

9.	Death Benefit

Under Option A, the death benefit proceeds will be the greatest of:

•	the annuity value as of the death report day, or

•	the excess of (a) the amount of premiums paid as of the death report day, less (b) any amount withdrawn from this Contract to pay for partial surrenders; or

•

the highest annuity value as of any Monthiversary prior to the annuitant’s 81st birthday. The highest annuity value will be increased for premiums made and decreased for adjusted partial surrenders taken following the date of the Monthiversary on which the highest annuity value occurs.

59

Under Option B, the death benefit proceeds will be the greatest of:

•	the death benefit proceeds as determined under Option A above; or

•

total premiums paid for this Contract, less any adjusted partial surrenders, accumulated at 6% interest per annum from the date of payment or partial surrender until the earlier of (a) the date of death, or (b) the date of the annuitant’s 90th birthday.

•

the highest annuity value as of any Monthiversary prior to the annuitant’s 90th birthday. The highest annuity value will be increased for premiums made and decreased for adjusted partial surrenders taken following the date of the Monthiversary on which the highest annuity value occurs.

10.	Other Information

•

Compounding/Monthly Step-Up Death Benefit: You may add this feature for an additional charge. You must select this feature on your application. This feature is not available to annuitants age 81 or older on the Contract date. This feature ensures that any death benefit payable on the death of an owner who is the annuitant will be the greater of:

•

Compounding Death Benefit: total premium payments paid for this Contract, plus interest at an effective annual rate of 6% (in most states) from the date of the premium payment to the date of death, less any adjusted partial surrender(s), including interest on any partial surrender at the 6% rate from the date of partial surrender to the date of death. Interest is not credited after the annuitant’s 90th birthday, or

•

Monthly Step-Up Death Benefit: the highest annuity value on any Monthiversary prior to the annuitant’s 90th birthday. The highest annuity value will be increased for premium payments you have made and decreased for any adjusted partial surrenders we have paid to you following the Monthiversary on which the highest annuity value occurs.

•

Additional Earnings Rider: You may add this rider for an additional charge only when you purchase the Contract, if you, a joint owner and the annuitant are age 75 or younger. It may provide you with a supplemental death benefit to help offset the taxes typically due on annuity death benefits. The Additional Earnings Rider may continue with the Contract if the surviving spouse elects to continue the Contract. If the Additional Earnings Rider is attached to a Contract with multiple beneficiaries, and the death benefit proceeds are payable to the beneficiaries, then each beneficiary may choose individually whether to receive any benefit under the Additional Earnings Rider as of the death report day (and thereby terminate the rider), or continue the rider (with fees) and have any benefit under the Additional Earnings Rider paid on that beneficiary’s death. We recommend that you consult your tax advisor before you purchase this rider.

The following hereby amends, and to the extent inconsistent replaces, the corresponding ANNUITY CONTRACT FEE TABLE section of the prospectus:

Periodic Charges other than Portfolio Expenses

Annual Contract Charge	$30 per Contract year
Special Service Fee	$0 - $25
Separate Account Annual Expenses (as a % of average separate account value during the accumulation period)
Under Standard Death Benefit:
Mortality and Expense Risk Charge(1)	1.00%
Administrative Charge(1)	0.40%
Total Separate Account Annual Expenses	1.40%
With Compounding/Monthly Step-Up Death Benefit Added:
Mortality and Expense Risk Charge(1)	1.25%
Administrative Charge(1)	0.40%
Total Separate Account Annual Expenses	1.65%
Additional Earnings Rider Charge (optional)	0.35%

(1)	These charges are assessed on your assets in each subaccount. They do not apply to the fixed account. The mortality and expense risk charge of 1.00% applies when you have selected the standard death benefit. If you select the compounding/monthly step-up death benefit, then the mortality and expense risk charge will increase to 1.25%. These charges apply only during the accumulation period. After the maturity date, if you elect a variable annuity payment option, we will deduct a daily separate account annuitization charge from your subaccount assets equal to an annual rate of 1.40% annually in place of the mortality and expense risk and administrative charges.

60

Range of Expenses for the Portfolios

	Lowest	Highest
Total Annual Portfolio Operating Expenses	0.40%	2.07%
(total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses)

	1 Year	3 Years	5 Years	10 Years
Example of Highest Charges(1)
If the contract is surrendered at the end of the applicable time period.	$1037	$1781	$2466	$4395
If the contract is annuitized* at the end of the applicable time period or if you do not surrender your contract.	$416	$1263	$2131	$4395

*	You cannot annuitize your Contract before your Contract’s fifth anniversary.

For information concerning compensation paid for the sale of the Contracts, see “Sales of the Contracts.”

(1)	The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). The annual Contract charge of $30 is reflected as an annual charge of 0.07% that is determined by dividing the total annual Contract charges collected during 2007 by total average net assets attributable to the Contract during 2007. Different fees and expenses not reflected in the Example may be assessed after you annuitize under a variable annuity payout option.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

The following hereby amends, and to the extent inconsistent replaces, the corresponding sections of the prospectus:

1.	THE ANNUITY CONTRACT

The Contract also contains a fixed account. Unless otherwise required by state law, we will limit your allocation or transfers to the fixed account if the fixed account value following the allocation or transfer would exceed $500,000. The fixed account offers an interest rate that is guaranteed by Western Reserve to equal at least 3% per year.

2.	ANNUITY PAYMENTS (THE INCOME PHASE)

Payment Option B — Life Income: Fixed Payments.

•	No Period Certain — We will make level payments only during the annuitant’s lifetime; or

•	10 or 20 Years Certain — We will make level payments for the longer of the annuitant’s lifetime or 10 or 20 years; or

•	Guaranteed Return of Annuity Proceeds — We will make level payments for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the annuity proceeds.

IF:

•	you choose Fixed Installments, Life Income with 10 or 20 Years Certain, Life Income with Guaranteed Return of Annuity Proceeds, or Variable Life Income with 10 Years Certain; and

•	the person receiving payments dies prior to the end of the guaranteed period;

Then:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their value (determined at the date of death) may be paid in a single sum.

3.	PURCHASE

Allocation of Premium Payments

61

Unless otherwise required by state law, we will limit allocations and transfers to the fixed account if the fixed account value following the allocation or transfer would exceed $500,000.

4.	INVESTMENT CHOICES

TRANSAMERICA SERIES TRUST – INITIAL CLASS(1)

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation – Conservative VP(2)

Transamerica Asset Allocation – Growth VP(2)

Transamerica Asset Allocation – Moderate VP(2)

Transamerica Asset Allocation – Moderate Growth VP(2)

Transamerica International Moderate Growth VP(3)

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP(4)

Subadvised by Capital Guardian Trust Company

Transamerica Capital Guardian U.S. Equity VP(4)

Transamerica Capital Guardian Value VP(4)

Subadvised by ING Clarion Real Estate Securities

Transamerica Clarion Global Real Estate Securities VP(4)

Subadvised by Federated Equity Management Company of Pennsylvania

Transamerica Federated Market Opportunity VP(4)

Subadvised by J.P. Morgan Investment Advisors, Inc.

Transamerica JPMorgan Core Bond VP(4)

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Enhanced Index VP(4)

Subadvised by ClearBridge Advisors, LLC

Transamerica Legg Mason Partners All Cap VP(4)

Subadvised by MFS® Investment Management

Transamerica MFS High Yield VP(4)

Transamerica MFS International Equity VP(4)

Subadvised by Columbia Management Advisors, LLC

Transamerica Marsico Growth VP(4)

Subadvised by Munder Capital Management

Transamerica Munder Net50 VP(4)

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP(4)

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Equity Income VP(4)

Transamerica T. Rowe Price Small Cap VP(4)

Subadvised by Templeton Investment Counsel, LLC and Transamerica Investment Management, LLC

Transamerica Templeton Global VP(5)

Subadvised by Third Avenue Management LLC

Transamerica Third Avenue Value VP(4)

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced VP(4)

Transamerica Convertible Securities VP(4)

Transamerica Equity VP(4)

Transamerica Growth Opportunities VP(4)

Transamerica Money Market VP(4)

Transamerica Science & Technology VP(4)

Transamerica Small/Mid Cap Value VP(4)

62

Transamerica U.S. Government Securities VP(4)

Transamerica Value Balanced VP(4)

Managed by AEGON USA Investment Management

Transamerica Index 50 VP

Transamerica Index 75 VP

Subadvised by Van Kampen Asset Management

Transamerica Van Kampen Mid-Cap Growth VP

ProFunds(6)

Managed by ProFund Advisors LLC

ProFund VP Asia 30

ProFund VP Basic Materials

ProFund VP Bull

ProFund VP Consumer Services

ProFund VP Emerging Markets

ProFund VP Europe 30

ProFund VP Falling U.S. Dollar

ProFund VP Financials

ProFund VP International

ProFund VP Japan

ProFund VP Mid-Cap

ProFund VP Money Market

ProFund VP NASDAQ-100(7)

ProFund VP Oil & Gas

ProFund VP Pharmaceuticals

ProFund VP Precious Metals

ProFund VP Short Emerging Markets

ProFund VP Short International

ProFund VP Short NASDAQ-100(8)

ProFund VP Short Small-Cap

ProFund VP Small-Cap

ProFund VP Small-Cap Value

ProFund VP Telecommunications

ProFund VP UltraSmall-Cap

ProFund VP U.S. Government Plus

ProFund VP Utilities

ACCESS ONE TRUST(6)

Managed by ProFund Advisors LLC

Access VP High Yield FundSM

(1)	Formerly known as AEGON/Transamerica Series Trust.

(2)	Transamerica was added to the beginning of the fund name; and Portfolio was replaced with VP at the end of the fund name.

(3)	Transamerica was added to the beginning of the fund name; and Fund was replaced with VP at the end of the fund name.

(4)	Unless previously part of the name; Transamerica was added to the beginning of the fund name; and VP was added to the end of the fund name.

(5)	Formerly known as Templeton Transamerica Global.

(6)	The ProFunds and Access portfolios permit frequent transfers and investors in these portfolios may bear the additional costs and investment risks of frequent transfers.

(7)	Formerly known as ProFund VP OTC.

(8)	Formerly known as ProFund VP Short OTC.

The following subaccount is closed to new investment as of December 12, 2005:

63

TRANSAMERICA SERIES TRUST

– INITIAL CLASS(1)

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Mid Cap Value VP(2)

(1)	Formerly known as AEGON/Transamerica Series Trust.

(2)	Formerly known as JPMorgan Mid Cap Value.

The following subaccounts are only available for policies issued before May 1, 2005.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

Advised by Fidelity Management & Research Company

Fidelity - VIP Contrafund® Portfolio

Fidelity - VIP Equity-Income Portfolio

Fidelity - VIP Growth Opportunities Portfolio

The Fixed Account

We guarantee that the interest credited to the fixed account will not be less than 3% per year. We have no formula for determining fixed account current interest rates. We establish the interest rate, at our sole discretion, for each premium payment or transfer into the fixed account. Rates are guaranteed for at least one year, but will never be less than 3% per year.

Unless otherwise required by state law, we will limit allocations and transfers to the fixed account if the fixed account value following the allocation or transfer would exceed $500,000.

5.	EXPENSES

Mortality and Expense Risk Charge

The mortality and expense risk charge is equal, on an annual basis, to 1.00% of the average daily net assets that you have invested in each subaccount. If you add the compounding/monthly step-up death benefit, the mortality and expense risk charge increases to 1.25%.

9.	DEATH BENEFIT

Standard Death Benefit (Option A)

Death benefit provisions may differ from state to state. The death benefit proceeds may be paid as a lump sum; as substantially equal payments while the Contract continues in the accumulation period for a specified number of years; or as annuity payments but in all events will be paid in accordance with any applicable federal and state laws, rules and regulations.

If an owner who is the annuitant dies before the maturity date and if the death benefit proceeds are payable, the standard death benefit proceeds will be the greatest of:

•	the annuity value of your Contract on the death report day;

•	the total premium payments you make to the Contract as of the death report day, reduced by partial surrenders; or

•

the monthly step-up: On each Monthiversary, a new “stepped-up” death benefit is determined. The stepped-up death benefit is equal to the highest annuity value on any Monthiversary before the annuitant’s 81st birthday, increased for any premium payments you have made and decreased by the adjusted partial surrenders for any partial surrenders we have paid to you, following the Monthiversary on which the highest annuity value occurs.

The standard death benefit proceeds are not payable after the maturity date.

64

Compounding/Monthly Step-Up Death Benefit (Option B)

On the Contract application, you may add the compounding/monthly step-up death benefit to the Contract for an additional charge. This option is not available to annuitants age 81 or older on the Contract date. This death benefit option is only payable during the accumulation period and is not payable after the maturity date. You may not select this option after the Contract has been issued.

If an owner who is the annuitant dies during the accumulation period and if the death benefit proceeds are payable, then the compounding/monthly step up death benefit proceeds are the greatest of:

•	the standard death benefit;

•

the compounding death benefit: This benefit equals total premium payments, plus interest at an effective annual rate of 6% (in most states) from the date of the premium payment to the date of death, less any adjusted partial surrender(s), including interest on any partial surrender at the 6% rate from the date of partial surrender to the date of death. Interest is not credited after the annuitant’s 90th birthday; or

•

The monthly step-up death benefit: This benefit equals the highest annuity value on any Monthiversary prior to the annuitant’s 90th birthday. The highest annuity value will be increased for premium payments you have made and decreased for any adjusted partial surrenders we have paid to you following the Monthiversary on which the highest annuity value occurs.

If you select this option, then the mortality and expense risk charge will increase to 1.25%.

Effect of Adjusted Partial Surrender on Certain Death Benefits

When you request a partial surrender, we will reduce certain death benefits under the Contract by an “adjusted partial surrender.” Adjusted partial surrenders will reduce the compounding/monthly step-up death benefit, if selected, and the monthly step-up in the standard death benefit.

A partial surrender will reduce the compounding/monthly step-up death benefit by the amount of the partial surrender times the ratio of:

•	the amount of the compounding and/or monthly step-up death benefit on the same date as, but immediately before the processing of the partial surrender, to

•	the annuity value immediately before the partial surrender.

We have included a more detailed explanation of this adjustment in the SAI.

If the compounding and/or monthly step-up death benefit is greater than the annuity value prior to the partial surrender, the adjusted partial surrender may be more than the amount of your request. For this reason, if a death benefit is paid after you have made a partial surrender, then the total of that partial surrender and the death benefit could be less than the death benefit immediately before you have made a partial surrender. If the compounding/monthly step-up death benefit is less than the annuity value prior to the partial surrender, the adjusted partial surrender will reduce the death benefit dollar for dollar.

Alternate Payment Elections Before the Maturity Date

If the deceased annuitant was an owner, and one or more beneficiaries chooses one of the above options instead of a lump sum payment, we will “reset” the age used in the death benefit provisions under the new option as of the death report day, so that the death benefit is based on the age of the particular new annuitant (i.e., the beneficiary). As a result, the phrase “the Monthiversary nearest the annuitant’s 81st birthday” will refer to the age of the particular beneficiary. If the beneficiary is over age 81 on the death report day of the first deceased owner, then we will calculate the death benefit paid on the death of the particular beneficiary by taking the highest annuity value (i.e., the annuity value as of the death report day) and adding any subsequent premium payments and subtracting the total partial surrenders following the death report day of the first deceased owner. This option applies to both spousal and non-spousal beneficiaries.

65

Additional Earnings Rider

The optional Additional Earnings Rider may pay an Additional Earnings Rider Amount when an owner who is the annuitant dies and death benefit proceeds are paid under your Contract. In order to buy this rider:

•	you must purchase it when we issue the Contract;

•	you must be both the owner and annuitant (except in the case of a trust or employer-sponsored plan). and

•	you, a joint owner and the annuitant must be age 75 or younger.

66

CONDENSED FINANCIAL INFORMATION

The accumulation unit values (“AUV”) and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables. The number of accumulation units combines the units outstanding for several variable annuity contracts issued by Western Reserve within each subaccount class.

1.65%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Asset Allocation Conservative VP – Initial Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	13.065 12.136 11.729 10.869 8.990 10.000	$ $ $ $ $ $	13.673 13.065 12.136 11.729 10.869 8.990	2,428,377 2,380,570 2,848,654 2,772,295 2,699,994 1,431,241
Transamerica Asset Allocation – Growth VP – Initial Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	14.661 12.891 11.675 10.396 8.080 10.000	$ $ $ $ $ $	15.540 14.661 12.891 11.675 10.396 8.080	3,394,187 3,666,623 3,838,605 3,668,756 3,271,606 1,141,782
Transamerica Asset Allocation – Moderate VP – Initial Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	13.590 12.393 11.725 10.702 8.713 10.000	$ $ $ $ $ $	14.432 13.590 12.393 11.725 10.702 8.713	6,503,778 6,938,717 7,311,040 6,908,204 6,596,348 2,960,437
Transamerica Asset Allocation – Moderate Growth VP – Initial Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	14.251 12.727 11.771 10.540 8.426 10.000	$ $ $ $ $ $	15.114 14.251 12.727 11.771 10.540 8.426	5,611,391 6,408,004 6,028,387 6,056,485 5,385,378 2,402,764
Transamerica International Moderate Growth VP – Initial Class(2) Subaccount Inception Date May 1, 2006	2007 2006	$ $	10.315 10.000	$ $	11.029 10.315	219,265 96,536
Transamerica BlackRock Large Cap Value VP – Initial Class(3) Subaccount Inception Date November 29, 1999	2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $	18.788 16.335 14.323 12.305 9.639 11.423 11.826 10.421 10.000	$ $ $ $ $ $ $ $ $	19.338 18.788 16.335 14.323 12.305 9.639 11.423 11.826 10.421	674,120 942,492 1,031,377 705,146 709,871 572,432 113,496 12,417 2,500
Transamerica Capital Guardian U.S. Equity VP – Initial Class(3) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	13.129 12.121 11.591 10.736 7.996 10.000	$ $ $ $ $ $	12.895 13.129 12.121 11.591 10.736 7.996	306,522 342,116 399,428 413,615 373,294 89,316
Transamerica Capital Guardian Value VP – Initial Class(3) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	14.520 12.671 11.959 10.418 7.870 10.000	$ $ $ $ $ $	13.386 14.520 12.671 11.959 10.418 7.870	628,665 686,925 863,619 991,553 808,088 364,020
Transamerica Clarion Global Real Estate Securities VP – Initial Class(3) Subaccount Inception Date November 29, 1999	2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $	40.289 28.787 25.790 19.735 14.781 14.505 13.278 10.398 10.000	$ $ $ $ $ $ $ $ $	36.974 40.289 28.787 25.790 19.735 14.781 14.505 13.278 10.398	360,754 604,750 517,164 565,689 500,380 297,623 38,072 9,648 2,500

67

1.65%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Federated Market Opportunity VP – Initial Class(3) Subaccount Inception Date November 29, 1999	2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $	20.266 20.049 19.419 18.078 14.489 14.590 12.820 10.074 10.000	$ $ $ $ $ $ $ $ $	19.841 20.266 20.049 19.419 18.078 14.489 14.590 12.820 10.074	743,930 1,006,237 1,411,963 1,579,063 1,554,362 1,180,268 254,830 23,516 2,500
Transamerica JPMorgan Core Bond VP – Initial Class(3) Subaccount Inception Date November 29, 1999	2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $	13.601 13.305 13.222 12.860 12.537 11.590 10.902 9.979 10.000	$ $ $ $ $ $ $ $ $	14.308 13.601 13.305 13.222 12.860 12.537 11.590 10.902 9.979	487,746 602,563 683,514 880,520 1,088,475 994,183 238,484 22,430 2,500
Transamerica JPMorgan Enhanced Index VP – Initial Class(3) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	12.909 11.380 11.182 10.240 8.074 10.000	$ $ $ $ $ $	13.274 12.909 11.380 11.182 10.240 8.074	155,603 181,162 256,040 272,707 209,779 82,481
Transamerica JPMorgan Mid Cap Value VP – Initial Class(3) Subaccount Inception Date November 29, 1999	2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $	17.111 14.836 13.817 12.260 9.484 11.047 11.692 10.510 10.000	$ $ $ $ $ $ $ $ $	17.309 17.111 14.836 13.817 12.260 9.484 11.047 11.692 10.510	349,162 427,796 593,118 674,449 638,680 375,487 48,400 25,081 2,500
Transamerica Legg Mason Partners All Cap VP – Initial Class(3) Subaccount Inception Date November 29, 1999	2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $	15.445 13.243 12.935 12.050 9.064 12.240 12.189 10.459 10.000	$ $ $ $ $ $ $ $ $	15.350 15.445 13.243 12.935 12.050 9.064 12.240 12.189 10.459	411,088 530,299 630,204 843,274 981,325 681,049 303,708 92,443 2,500
Transamerica MFS High Yield VP – Initial Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	12.800 11.728 11.710 10.846 10.000	$ $ $ $ $	12.824 12.800 11.728 11.710 10.846	107,444 185,148 147,900 86,860 37,072
Transamerica MFS International Equity VP – Initial Class(3) Subaccount Inception Date November 29, 1999	2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $	10.183 8.411 7.579 6.703 5.439 7.015 9.316 11.124 10.000	$ $ $ $ $ $ $ $ $	10.934 10.183 8.411 7.579 6.703 5.439 7.015 9.316 11.124	1,438,903 1,900,372 1,375,674 1,222,358 1,205,665 247,627 70,637 29,298 2,500
Transamerica Marsico Growth VP – Initial Class(3) Subaccount Inception Date November 29, 1999	2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $	9.086 8.767 8.208 7.434 5.982 8.216 9.724 10.731 10.000	$ $ $ $ $ $ $ $ $	10.762 9.086 8.767 8.208 7.434 5.982 8.216 9.724 10.731	494,612 590,559 752,584 715,139 685,921 580,026 76,359 28,596 2,500

68

1.65%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Munder Net50 VP – Initial Class(3) Subaccount Inception Date November 29, 1999	2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $	9.244 9.398 8.841 7.793 4.755 7.850 10.701 10.891 10.000	$ $ $ $ $ $ $ $ $	10.643 9.244 9.398 8.841 7.793 4.755 7.850 10.701 10.891	348,971 547,161 389,481 526,014 487,054 201,192 25,645 8,950 2,500
Transamerica PIMCO Total Return VP – Initial Class(3) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	11.494 11.213 11.139 10.838 10.503 10.000	$ $ $ $ $ $	12.319 11.494 11.213 11.139 10.838 10.503	661,598 754,893 741,455 833,982 864,057 607,454
Transamerica T. Rowe Price Equity Income VP – Initial Class(3) Subaccount Inception Date November 29, 1999	2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $	13.584 11.608 11.335 10.037 8.043 10.073 10.686 9.872 10.000	$ $ $ $ $ $ $ $ $	13.805 13.584 11.608 11.335 10.037 8.043 10.073 10.686 9.872	655,076 614,666 755,518 867,247 623,583 374,670 146,253 24,303 2,500
Transamerica T. Rowe Price Small Cap VP – Initial Class(3) Subaccount Inception Date November 29, 1999	2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $	10.844 10.642 9.781 9.010 6.524 9.129 10.280 11.398 10.000	$ $ $ $ $ $ $ $ $	11.692 10.844 10.642 9.781 9.010 6.524 9.129 10.280 11.398	663,228 773,713 1,053,873 1,175,612 1,054,754 552,363 79,312 40,359 2,500
Transamerica Templeton Global – Initial Class(4) Subaccount Inception Date November 29, 1999	2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $	8.822 7.550 7.141 6.193 5.108 7.020 9.250 11.387 10.000	$ $ $ $ $ $ $ $ $	10.001 8.822 7.550 7.141 6.193 5.108 7.020 9.250 11.387	959,991 861,875 1,020,320 1,125,307 228,256 229,432 296,873 376,015 2,500
Transamerica Third Avenue Value VP – Initial Class(3) Subaccount Inception Date November 29, 1999	2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $	28.484 24.947 21.346 17.389 12.879 14.857 14.226 10.660 10.000	$ $ $ $ $ $ $ $ $	28.356 28.484 24.947 21.346 17.389 12.879 14.857 14.226 10.660	1,002,935 1,337,588 1,361,667 1,280,926 1,211,280 786,581 142,077 38,952 2,500
Transamerica Balanced VP – Initial Class(3) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	13.106 12.209 11.496 10.515 9.385 10.000	$ $ $ $ $ $	14.646 13.106 12.209 11.496 10.515 9.385	467,870 488,493 273,915 333,461 320,331 302,866
Transamerica Convertible Securities VP – Initial Class(3) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	13.914 12.754 12.481 11.212 9.217 10.000	$ $ $ $ $ $	16.237 13.914 12.754 12.481 11.212 9.217	223,414 255,244 293,105 295,560 209,841 65,195

69

1.65%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Equity VP – Initial Class(3) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	15.298 14.305 12.479 10.955 8.487 10.000	$ $ $ $ $ $	17.500 15.298 14.305 12.479 10.955 8.487	1,879,029 2,428,769 1,327,161 1,607,132 910,375 465,953
Transamerica Growth Opportunities VP – Initial Class(3) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	13.783 13.331 11.660 10.165 7.876 10.000	$ $ $ $ $ $	16.688 13.783 13.331 11.660 10.165 7.876	585,646 738,611 662.068 688,804 329,858 93,609
Transamerica Money Market VP – Initial Class(3) Subaccount Inception Date November 29, 1999	2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $	11.009 10.686 10.559 10.628 10.720 10.743 10.504 10.046 10.000	$ $ $ $ $ $ $ $ $	11.374 11.009 10.686 10.559 10.628 10.720 10.743 10.504 10.046	1,593,481 1,084,650 1,129,915 938,018 1,952,601 4,967,538 718,980 229,542 2,500
Transamerica Science and Technology VP – Initial Class(3) Subaccount Inception Date May 1, 2000	2007 2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $ $	3.961 3.987 3.971 3.736 2.516 4.134 6.665 10.000	$ $ $ $ $ $ $ $	5.173 3.961 3.987 3.971 3.736 2.516 4.134 6.665	857,219 712,726 1,224,736 1,686,212 1,995,594 1,098,789 405,484 43,286
Transamerica Small/Mid Cap Value VP – Initial Class(3) Subaccount Inception date October 1, 2004	2007 2006 2005 2004	$ $ $ $	14.238 12.261 10.976 10.000	$ $ $ $	17.471 14.238 12.261 10.976	421,664 510,959 507,200 156,784
Transamerica U.S. Government Securities VP – Initial Class(3) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	10.944 10.773 10.713 10.544 10.412 10.000	$ $ $ $ $ $	11.416 10.944 10.773 10.713 10.544 10.412	186,334 179,429 234,728 273,743 324,709 228,606
Transamerica Value Balanced VP – Initial Class(3) Subaccount Inception Date January 3, 1995	2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $	14.851 13.097 12.491 11.549 9.771 11.527 11.440 9.907 10.000	$ $ $ $ $ $ $ $ $	15.589 14.851 13.097 12.491 11.549 9.771 11.527 11.440 9.907	632,918 785,420 895,385 1,057,480 610,166 486,783 146,750 21,737 2,500
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class(3) Subaccount Inception Date November 29, 1999	2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $	6.904 6.386 6.036 5.727 4.543 6.901 10.507 12.108 10.000	$ $ $ $ $ $ $ $ $	8.321 6.904 6.386 6.036 5.727 4.543 6.901 10.507 12.108	901,297 849,549 945,968 1,092,270 1,191,164 1,006,806 640,021 399,932 2,500
ProFund VP Asia 30 Subaccount Inception Date September 6, 2007	2007		$10.00		$11.680	127,202
ProFund VP Basic Materials Subaccount Inception Date September 6, 2007	2007		$10.00		$11.115	66,405
ProFund VP Bull Subaccount Inception Date June 12, 2006	2007 2006	$ $	11.405 10.000	$ $	11.617 11.405	4,171 70,389
ProFund VP Consumer Services Subaccount Inception Date September 6, 2007	2007		$10.00		$9.147	543

70

		1.65%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
ProFund VP Emerging Markets Subaccount Inception Date September 6, 2007	2007		$10.00		$11.465	14,875
ProFund VP Europe 30 Subaccount Inception Date September 6, 2007	2007		$10.00		$10.285	28,980
ProFund VP Falling U.S. Dollar Subaccount Inception Date September 6, 2007	2007		$10.00		$10.571	1,138
ProFund VP Financials Subaccount Inception Date September 6, 2007	2007		$10.00		$8.634	521
ProFund VP International Subaccount Inception Date September 6, 2007	2007		$10.00		$10.095	0
ProFund VP Japan Subaccount Inception Date September 6, 2007	2007		$10.00		$9.119	0
ProFund VP Mid-Cap Subaccount Inception Date September 6, 2007	2007		$10.00		$9.747	0
ProFund VP Money Market Subaccount Inception Date June 12, 2006	2007 2006	$ $	10.130 10.000	$ $	10.340 10.130	494,761 25,311
ProFund VP NASDAQ-100(5) Subaccount Inception Date June 12, 2006	2007 2006	$ $	11.385 10.000	$ $	13.173 11.385	14,609 7,542
ProFund VP Oil & Gas Subaccount Inception Date September 6, 2007	2007		$10.00		$10.902	47,125
ProFund VP Pharmaceuticals Subaccount Inception Date September 6, 2007	2007		$10.00		$9.988	1,018
ProFund VP Precious Metals Subaccount Inception Date September 6, 2007	2007		$10.00		$11.770	53,231
ProFund VP Short Emerging Markets Subaccount Inception Date September 6, 2007	2007		$10.00		$8.235	0
ProFund VP Short International Subaccount Inception Date September 6, 2007	2007		$10.00		$9.824	0
ProFund VP Short NASDAQ-100(6) Subaccount Inception Date September 6, 2007	2007		$10.00		$9.724	0
ProFund VP Short Small Cap Subaccount Inception Date June 12, 2006	2007 2006	$ $	8.774 10.000	$ $	9.022 8.774	4,130 3,824
ProFund VP Small-Cap Subaccount Inception Date June 12, 2006	2007 2006	$ $	11.199 10.000	$ $	10.772 11.199	12,448 34,400
ProFund VP Small-Cap Value Subaccount Inception Date September 6, 2007	2007		$10.00		$9.154	0
ProFund VP Telecommunication Subaccount Inception Date September 6, 2007	2007		$10.00		$9.533	703
ProFund VP UltraSmall-Cap Subaccount Inception Date September 6, 2007	2007		$10.00		$8.859	130
ProFund VP U.S. Government Plus Subaccount Inception Date September 6, 2007	2007		$10.00		$10.811	12,196
ProFund VP Utilities Subaccount Inception Date September 6, 2007	2007		$10.00		$10.736	32,264
Access VP High Yield FundSM Subaccount Inception Date September 6, 2007	2007		$10.00		$10.299	0
Fidelity VIP – Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2007 2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $ $	12.841 11.714 10.209 9.013 7.148 8.039 9.337 10.000	$ $ $ $ $ $ $ $	14.817 12.841 11.714 10.209 9.013 7.148 8.039 9.337	552,279 607,942 795,035 596,225 559,326 372,631 75,791 43,831
Fidelity VIP – Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2007 2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $ $	14.242 12.072 11.625 10.625 8.307 10.194 10.935 10.000	$ $ $ $ $ $ $ $	14.188 14.242 12.072 11.625 10.625 8.307 10.194 10.935	344,882 399,323 395,346 511,832 565,297 458,566 120,903 10,866

71

1.65%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Fidelity VIP – Growth Opportunities Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2007 2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $ $	8.119 7.852 7.345 6.986 5.488 7.154 8.521 10.000	$ $ $ $ $ $ $ $	9.816 8.119 7.852 7.345 6.986 5.488 7.154 8.521	122,677 136,561 138,242 160,002 173,118 157,358 40,077 15,086

72

1.40%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Asset Allocation Conservative VP – Initial Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	13.219 12.507 11.808 10.915 9.005 10.000	$ $ $ $ $ $	13.867 13.219 12.507 11.808 10.915 9.005	4,583,355 5,034,789 5,828,496 6,517,814 5,841,967 2,988,055
Transamerica Asset Allocation – Growth VP – Initial Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	14.833 13.009 11754 10.439 8.093 10.00	$ $ $ $ $ $	15.761 14.833 13.009 11754 10.439 8.093	9,049,661 11,307,827 12,328,154 12,181,001 9,124,299 3,146,691
Transamerica Asset Allocation – Moderate VP – Initial Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	13.749 12.507 11.804 10.746 8.727 10.000	$ $ $ $ $ $	14.637 13.749 12.507 11.804 10.746 8.727	15,052,020 18,260,819 21,105,353 21,341,134 19,088,264 8,790,569
Transamerica Asset Allocation – Moderate Growth VP – Initial Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	14.418 12.844 11.850 10.584 8.440 10.000	$ $ $ $ $ $	15.329 14.418 12.844 11.850 10.584 8.440	18,085,015 21,377,053 22,806,861 22,388,762 18,300,336 9,042,969
Transamerica International Moderate Growth VP – Initial Class(2) Subaccount Inception Date May 1, 2006	2007 2006	$ $	10.333 10.000	$ $	11.075 10.333	618,174 226,525
Transamerica BlackRock Large Cap Value VP – Initial Class(3) Subaccount Inception Date May 1, 1996	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $ $	25.316 21.956 19.203 16.456 12.859 15.200 15.698 13.820 12.983 13.827 11.213	$ $ $ $ $ $ $ $ $ $ $	26.122 25.316 21.956 19.203 16.456 12.859 15.200 15.698 13.820 12.983 13.827	2,009,292 2,817,033 3,426,531 3,315,051 4,030,078 4,664,060 5,207,255 5,063,664 5,579,088 7,102,945 7,035,132
Transamerica Capital Guardian U.S. Equity VP – Initial Class(3) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	13.283 12.233 11.669 10.781 8.009 10.00	$ $ $ $ $ $	13.078 13.283 12.233 11.669 10.781 8.009	971,562 1,230,830 1,526,266 1,903,558 1,572,703 576,817
Transamerica Capital Guardian Value VP – Initial Class(3) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	14.691 12.788 12.039 10.462 7.883 10.000	$ $ $ $ $ $	13.577 14.691 12.788 12.039 10.462 7.883	1,840,545 2,506,241 2,517,861 2,482,269 1,700,168 736,005
Transamerica Clarion Global Real Estate Securities VP – Initial Class(3) Subaccount Inception Date May 1, 1998	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $ $	31.479 22.436 20.050 15.304 11.434 11.192 10.220 7.996 8.427 10.000	$ $ $ $ $ $ $ $ $ $	28.960 31.479 22.436 20.050 15.304 11.434 11.192 10.220 7.996 8.427	1,901,925 3,458,947 3,840,201 4,420,244 4,388,984 4,593,344 2,405,050 1,056,274 203,365 157,193

73

1.40%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Federated Market Opportunity VP – Initial Class(3) Subaccount Inception Date March 1, 1994	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $ $	30.919 30.512 29.480 27.375 21.886 21.982 19.267 15.127 16.055 15.799 12.853	$ $ $ $ $ $ $ $ $ $ $	30.345 30.919 30.512 29.480 27.375 21.886 21.982 19.267 15.127 16.055 15.799	2,885,299 4,516,150 6,378,008 7,819,718 8,687,045 9,403,118 7,937,435 3,892,691 3,023,724 3,248,069 2,315,992
Transamerica JPMorgan Core Bond VP – Initial Class(3) Subaccount Inception Date December 03, 1992	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $ $	19.154 18.691 18.528 17.976 17.480 16.119 15.125 13.832 14.452 13.407 12.455	$ $ $ $ $ $ $ $ $ $ $	20.200 19.154 18.691 18.528 17.976 17.480 16.119 15.125 13.832 14.452 13.407	2,194,678 3,026,024 4,408,034 5,799,745 7,789,081 11,128,051 9,620,928 5,244,630 6,280,541 6,350,826 4,801,744
Transamerica JPMorgan Enhanced Index VP – Initial Class(3) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	13.060 11.485 11.257 10.283 8.087 10.000	$ $ $ $ $ $	13.463 13.060 11.485 11.257 10.283 8.087	331,154 440,597 658,214 745,971 443,924 293,155
Transamerica JPMorgan Mid Cap Value VP – Initial Class(3) Subaccount Inception Date May 3, 1999	2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $	17.567 15.194 14.115 12.493 9.640 11.201 11.825 10.620 10.000	$ $ $ $ $ $ $ $ $	17.814 17.567 15.194 14.115 12.493 9.640 11.201 11.825 10.620	1,237,756 1,797,202 2,807,754 3,071,429 3,200,782 3,204,752 1,873,567 902,381 209,699
Transamerica Legg Mason Partners All Cap VP – Initial Class(3) Subaccount Inception Date May 3, 1999	2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $	17.178 14.693 14.316 13.302 9.981 13.445 13.356 11.449 10.000	$ $ $ $ $ $ $ $ $	17.115 17.178 14.693 14.316 13.302 9.981 13.445 13.356 11.449	2,662,028 3,814,746 5,410,442 7,044,334 8,431,451 9,358,103 10,509,975 4,108,412 425,168
Transamerica MFS High Yield VP – Initial Class(3) Subaccount Inception Date May 1, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	12.918 11.807 11.759 10.864 10.000	$ $ $ $ $	12.975 12.918 11.807 11.759 10.864	419,236 1,206,639 1,273,537 817,140 842,573
Transamerica MFS International Equity VP – Initial Class(3) Subaccount Inception Date January 2, 1997	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $ $	13.460 11.090 9.964 8.832 7.149 9.198 12.184 14.536 11.797 10.601 10.000	$ $ $ $ $ $ $ $ $ $ $	14.488 13.460 11.090 9.964 8.832 7.149 9.198 12.184 14.536 11.797 10.601	4,267,649 5,817,353 5,871,721 6,615,253 6,818,662 2,158,257 1,814,753 1,768,548 1,407,842 1,642,437 1,050,984

74

1.40%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Marsico Growth VP – Initial Class(3) Subaccount Inception Date May 3, 1999	2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $	10.015 9.638 9.001 8.132 6.527 8.943 10.558 11.640 10.000	$ $ $ $ $ $ $ $ $	11.891 10.015 9.638 9.001 8.132 6.527 8.943 10.558 11.640	1,540,856 1,973,884 2,760,471 2,599,341 2,979,598 2,134,641 2,107,889 1,148,171 503,875
Transamerica Munder Net50 VP – Initial Class(3) Subaccount Inception Date May 3, 1999	2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $	10.031 10.172 9.545 8.393 5.108 8.412 11.438 11.631 10.000	$ $ $ $ $ $ $ $ $	11.577 10.031 10.172 9.545 8.393 5.108 8.412 11.438 11.631	770,032 1,070,811 1,592,298 2,424,273 3,041,944 1,592,715 883,021 411,613 166,378
Transamerica PIMCO Total Return VP – Initial Class(3) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $	11.629 11.316 11.214 10.883 10.521 10.000	$ $ $ $ $	12.494 11.629 11.316 11.214 10.883 10.521	1,671,402 2,105,599 2,788,432 2,996,383 3,564,020 3,222,374
Transamerica T. Rowe Price Equity Income VP – Initial Class(3) Subaccount Inception Date May 3, 1999	2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $	12.824 10.932 10.648 9.405 7.518 9.392 9.938 9.173 10.000	$ $ $ $ $ $ $ $ $	13.066 12.824 10.932 10.648 9.405 7.518 9.392 9.938 9.173	2,679,663 3,167,787 3,898,074 3,897,780 3,071,835 3,078,698 2,836,118 1,122,878 691,875
Transamerica T. Rowe Price Small Cap VP – Initial Class(3) Subaccount Inception Date May 3, 1999	2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $	13.262 12.982 11.902 10.936 7.899 11.026 12.385 13.719 10.000	$ $ $ $ $ $ $ $ $	14.334 13.262 12.982 11.902 10.936 7.899 11.026 12.385 13.719	1,359,753 1,852,828 4,035,090 3,799,997 3,555,552 2,382,626 1,973,947 1,163,345 359,295
Transamerica Templeton Global VP – Initial Class(3) Subaccount Inception Date December 3, 1992	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $ $	37.895 32.349 30.524 28.380 23.350 32.011 42.074 51.748 30.669 23.921 20.428	$ $ $ $ $ $ $ $ $ $ $	43.066 37.895 32.349 30.524 28.380 23.350 32.011 42.074 51.748 30.669 23.921	2,637,987 3,763,011 5,455,744 7,460,349 8,803,516 11,483,393 15,750,810 20,629,370 18,875,171 17,104,721 15,530,666
Transamerica Third Avenue Value VP – Initial Class(3) Subaccount Inception Date January 2, 1998	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $	28.462 24.866 21.224 17.245 12.741 14.661 14.004 10.483 9.187 10.000	$ $ $ $ $ $ $ $ $	28.404 28.462 24.866 21.224 17.245 12.741 14.661 14.004 10.483 9.187	4,020,137 5,809,063 7,141,447 7,389,914 7,182,665 7,316,937 6,522,300 4,130,688 968,035 1,025,234

75

1.40%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Balanced VP – Initial Class(3) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	13.260 12.321 11.573 10.559 9.401 10.000	$ $ $ $ $ $	14.854 13.260 12.321 11.573 10.559 9.401	930,691 1,026,071 994,375 1,174,368 1,218,670 1,222,243
Transamerica Convertible Securities VP – Initial Class(3) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	14.077 12.872 12.565 11.259 9.233 10.000	$ $ $ $ $ $	16.468 14.077 12.872 12.565 11.259 9.233	659,363 811,580 943,727 1,086,067 873,405 206,962
Transamerica Equity VP – Initial Class(3) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	15.478 14.437 12.563 11.001 8.502 10.000	$ $ $ $ $ $	17.749 15.478 14.437 12.563 11.001 8.502	16,561,548 25,851,207 13,672,577 17,089,942 2,829,041 1,701,104
Transamerica Growth Opportunities VP – Initial Class(3) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	13.945 13.455 11.739 10.207 7.889 10.000	$ $ $ $ $ $	16.926 13.945 13.455 11.739 10.207 7.889	1,895,768 3,127,296 4,060,552 4,831,365 1,398,371 342,370
Transamerica Money Market VP – Initial Class(3) Subaccount Inception Date December 3, 1992	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $ $	13.801 13.363 13.172 13.224 13.305 13.300 12.971 12.396 11.989 11.546 11.119	$ $ $ $ $ $ $ $ $ $ $	14.294 13.801 13.363 13.172 13.224 13.305 13.300 12.971 12.396 11.989 11.546	3,301,488 3,966,551 5,662,245 6,858,649 11,342,685 22,772,399 22,584,444 15,661,242 21,724,144 7,839,228 5,382,846
Transamerica Science and Technology VP – Initial Class(3) Subaccount Inception Date May 1, 2000	2007 2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $ $	4.028 4.044 4.018 3.771 2.533 4.151 6.677 10.000	$ $ $ $ $ $ $ $	5.274 4.028 4.044 4.018 3.771 2.533 4.151 6.677	1,975,072 2,071,614 3,153,974 5,229,954 7,365,392 5,389,756 5,092,957 2,786,341
Transamerica Small/Mid Cap Value VP – Initial Class(3) Subaccount Inception date May 3, 2004	2007 2006 2005 2004	$ $ $ $	14.874 12.777 11.409 10.000	$ $ $ $	18.297 14.874 12.777 11.409	1,160,433 1,052,520 1,124,332 338,560
Transamerica U.S. Government Securities VP – Initial Class(3) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	11.072 10.872 10.784 10.588 10.430 10.000	$ $ $ $ $ $	11.579 11.072 10.872 10.784 10.588 10.430	344,790 404,997 529,899 581,204 834,983 1,091,530
Transamerica Value Balanced VP – Initial Class(3) Subaccount Inception Date January 3, 1995	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $ $	23.261 20.463 19.468 17.954 15.152 17.831 17.649 15.270 16.411 15.363 13.363	$ $ $ $ $ $ $ $ $ $ $	24.479 23.261 20.463 19.468 17.954 15.152 17.831 17.649 15.270 16.411 15.363	5,195,677 7,046,508 10,005,043 13,174,940 7,541,570 9,360,804 8,056,184 7,316,935 10,938,985 14,496,370 12,633,177

76

		1.40%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class(3) Subaccount Inception Date March 1, 1993	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $ $	36.408 33.592 31.673 29.979 23.723 35.939 54.586 62.846 31.063 22.938 19.152	$ $ $ $ $ $ $ $ $ $ $	43.992 36.408 33.592 31.673 29.979 23.723 35.939 54.586 62.846 31.063 22.938	2,232,162 3,364,728 5,031,502 6,800,245 8,603,602 10,523,277 13,224,828 16,201,070 14,178,995 12,278,821 11,279,603
ProFund VP Asia 30 Subaccount Inception Date September 6, 2007	2007		$10.00		$11.690	107,427
ProFund VP Basic Materials Subaccount Inception Date September 6, 2007	2007		$10.00		$11.123	217,332
ProFund VP Bull Subaccount Inception Date June 12, 2006	2007 2006	$ $	11.421 10.000	$ $	11.662 11.421	107,154 928,230
ProFund VP Consumer Services Subaccount Inception Date September 6, 2007	2007		$10.00		$9.154	0
ProFund VP Emerging Markets Subaccount Inception Date September 6, 2007	2007		$10.00		$11.474	77,440
ProFund VP Europe 30 Subaccount Inception Date September 6, 2007	2007		$10.00		$10.293	254,070
ProFund VP Falling U.S. Dollar Subaccount Inception Date September 6, 2007	2007		$10.00		$10.580	3,152
ProFund VP Financials Subaccount Inception Date September 6, 2007	2007		$10.00		$8.641	0
ProFund VP International Subaccount Inception Date September 6, 2007	2007		$10.00		$10.103	3,519
ProFund VP Japan Subaccount Inception Date September 6, 2007	2007		$10.00		$9.126	0
ProFund VP Mid-Cap Subaccount Inception Date September 6, 2007	2007		$10.00		$9.755	0
ProFund VP Money Market Subaccount Inception Date June 12, 2006	2007 2006	$ $	10.144 10.000	$ $	10.380 10.144	1,886,833 35,549
ProFund VP NASDAQ-100(5) Subaccount Inception Date June 12, 2006	2007 2006	$ $	11.400 10.000	$ $	13.223 11.400	82,710 240,507
ProFund VP Oil & Gas Subaccount Inception Date September 6, 2007	2007		$10.00		$10.911	97,260
ProFund VP Pharmaceuticals Subaccount Inception Date September 6, 2007	2007		$10.00		$9.996	0
ProFund VP Precious Metals Subaccount Inception Date September 6, 2007	2007		$10.00		$11.780	122,871
ProFund VP Short Emerging Markets Subaccount Inception Date September 6, 2007	2007		$10.00		$8.242	0
ProFund VP Short International Subaccount Inception Date September 6, 2007	2007		$10.00		$9.831	0
ProFund VP Short NASDAQ-100(6) Subaccount Inception Date September 6, 2007	2007		$10.00		$9.732	0
ProFund VP Short Small Cap Subaccount Inception Date June 12, 2006	2007 2006	$ $	8.786 10.000	$ $	9.056 8.786	11,950 12,535
ProFund VP Small-Cap Subaccount Inception Date June 12, 2006	2007 2006	$ $	11.214 10.000	$ $	10.814 11.214	88,292 520,447
ProFund VP Small-Cap Value Subaccount Inception Date September 6, 2007	2007		$10.00		$9.161	703
ProFund VP Telecommunication Subaccount Inception Date September 6, 2007	2007		$10.00		$9.541	50
ProFund VP UltraSmall-Cap Subaccount Inception Date September 6, 2007	2007		$10.00		$8.866	23,136
ProFund VP U.S. Government Plus Subaccount Inception Date September 6, 2007	2007		$10.00		$10.819	72,279
ProFund VP Utilities Subaccount Inception Date September 6, 2007	2007		$10.00		$10.745	276,532

77

1.40%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Access VP High Yield FundSM Subaccount Inception Date September 6, 2007	2007		$10.00		$10.307	1,348
Fidelity VIP – Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2007 2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $ $	13.056 11.882 10.329 9.096 7.195 8.072 9.352 10.000	$ $ $ $ $ $ $ $	15.103 13.056 11.882 10.329 9.096 7.195 8.072 9.352	1,958,288 2,599,635 3,234,967 2,969,700 2,899,774 2,847,105 1,397,660 575,608
Fidelity VIP – Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2007 2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $ $	14.482 12.245 11.762 10.723 8.363 10.237 10.954 10.000	$ $ $ $ $ $ $ $	14.462 14.482 12.245 11.762 10.723 8.363 10.237 10.954	1,140,970 1,437,937 1,575,184 2,093,774 2,413,903 2,300,628 1,742,074 251,005
Fidelity VIP – Growth Opportunities Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2007 2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $ $	8.256 7.964 7.431 7.054 5.525 7.184 8.535 10.000	$ $ $ $ $ $ $ $	10.006 8.256 7.964 7.431 7.054 5.525 7.184 8.535	494,904 544,698 680,874 860,008 961,238 910,288 706,972 333,333

(1)	Transamerica was added to the beginning of the fund name; and Portfolio was replaced with VP at the end of the fund name.

(2)	Transamerica was added to the beginning of the fund name; and Fund was replaced with VP at the end of the fund name.

(3)	Unless previously part of the name; Transamerica was added to the beginning of the fund name; and VP was added to the end of the fund name.

(4)	Formerly known as Templeton Transamerica Global.

(5)	Formerly known as ProFund VP OTC

(6)	Formerly known as ProFund VP Short OTC

The Transamerica Index 50 VP and Transamerica Index 75 VP had not commenced operations as of December 31, 2007 therefore, comparable data is not available.

78

STATEMENT OF ADDITIONAL INFORMATION

WRL FREEDOM PREMIER® VARIABLE ANNUITY

Issued through

WRL SERIES ANNUITY ACCOUNT

Offered by

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

This Statement of Additional Information (“SAI”) expands upon subjects discussed in the current prospectus for the WRL Freedom Premier®, formerly known as WRL Freedom Premier® II variable annuity, offered by Western Reserve Life Assurance Co. of Ohio. You may obtain a copy of the prospectus dated May 1, 2008 by calling 1-800-851-9777 (Monday – Friday 8:30 a.m. - 7:00 p.m. Eastern Time), by writing to Western Reserve Life, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001 or by visiting our website at www.westernreserve.com. The prospectus sets forth information that a prospective investor should know before investing in a Contract. Terms used in the current prospectus for the Contract are incorporated in this SAI.

This SAI is not a prospectus and should be read only in conjunction with the prospectus for the Contract and with the prospectuses for the funds.

Dated: May 1, 2008

AG09301-5/2008

2

DEFINITIONS OF SPECIAL TERMS

accumulation period	The period between the Contract date and the maturity date while the Contract is in force.

accumulation unit value	An accounting unit of measure we use to calculate subaccount values during the accumulation period.

administrative office	Our administrative office phone number is 1-800-851-9777.

age	The issue age is the annuitant’s age on his/her birthday immediately preceding the Contract date. Attained age is the issue age plus the number of completed Contract years. When we use the term “age” in this SAI, it has the same meaning as “attained age” in the Contract.

annuitant	The person you named in the application (or later changed), to receive annuity payments. The annuitant may be changed as provided in the Contract’s death benefit provisions and annuity provision.

annuity unit value	An accounting unit of measure we use to calculate annuity payments from the subaccounts after the maturity date.

annuity value	The sum of the separate account value and the fixed account value at the end of any valuation period.

beneficiary(ies)	The person(s) you elect to receive the death benefit proceeds under the Contract.

cash value	The annuity value less any applicable premium taxes, any surrender charge, any loans and unpaid accrued interest, the annual Contract charge, and any rider charges.

Code	The Internal Revenue Code of 1986, as amended.

Contract anniversary	The same day in each succeeding year as the Contract date. If there is no day in a calendar year which coincides with the Contract date, the Contract anniversary will be the first day of the next month.

Contract date	Generally, the later of the date on which the initial premium payment is received, or the date that the properly completed application is received, at Western Reserve’s administrative office. We measure Monthiversaries, Contract years and Contract anniversaries from the Contract date.

death benefit proceeds	If an owner who is the annuitant dies during the accumulation period, the death benefit proceeds are the amount, if any, payable under the death benefit described in your Contract and in any optional death benefit rider that you purchased.

death claim day	Any day after the death report day on which we receive a beneficiary’s completed election form regarding payment of his/her portion of the death benefit proceeds that are payable upon the death of an owner who is the annuitant.

death report day	The valuation date on which we have received both proof of death of an owner who is the annuitant and the beneficiary’s election regarding payment. If the spouse of the deceased owner/annuitant continues (if a joint owner) or elects to continue (if sole beneficiary) the Contract, there are two death report days (one relating to the death of the first owner/annuitant to die; the second relating to the death of the spouse who continues the Contract). If there is no spousal

3

continuation of the Contract, then there is only one death report day for the Contract. If there are multiple beneficiaries, the death report day is the earliest date on which we receive both proof of death and any beneficiary’s completed election form.

fixed account	An investment option to which you can direct your money under the Contract, other than the separate account. It provides a guarantee of principal and interest. The assets supporting the fixed account are held in the general account. The fixed account is not available in all states.

fixed account value	During the accumulation period, your Contract’s value in the fixed account.

Funds	Investment companies which are registered with the U.S. Securities and Exchange Commission. The Contract allows you to invest in the portfolios of the funds through our subaccounts. We reserve the right to add portfolios of other registered investment companies as investment choices under the Contract in the future.

in force	Condition under which the Contract is active and an owner is entitled to exercise all rights under the Contract.

maturity date	The date on which the accumulation period ends and annuity payments begin. The latest maturity date is the annuitant’s 95th birthday.

Monthiversary	The same day in the month as the Contract date. When there is no date in a calendar month that coincides with the Contract date, the Monthiversary is the first day of the next month.

NYSE	New York Stock Exchange.

nonqualified Contracts	Contracts issued other than in connection with retirement plans.

Owner (you, your)	The person(s) entitled to exercise all rights under the Contract. The annuitant is an owner unless the application states otherwise, or unless a change of ownership is made at a later time. Joint owners may be named, provided the joint owners are husband and wife. Joint ownership is not available in all states.

portfolio	A separate investment portfolio of a fund.

premium payments/ premium	Amounts paid by an owner or on an owner’s behalf to Western Reserve as consideration for the benefits provided by the Contract. When we use the term “premium payment” or “premium” in this SAI, it has the same meaning as “net premium” in the Contract, which means the premium payment less any applicable premium taxes.

qualified Contracts	Contracts issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

separate account	WRL Series Annuity Account, a unit investment trust consisting of subaccounts. Each subaccount of the separate account invests solely in shares of a corresponding portfolio of a fund.

separate account value	During the accumulation period, your Contract’s value in the separate account, which equals the sum of the values in each subaccount.

4

Subaccount	A subdivision of the separate account that invests exclusively in the shares of a specified portfolio and supports the Contracts. Subaccounts corresponding to each portfolio hold assets under the Contract during the accumulation period. Other subaccounts corresponding to each portfolio will hold assets after the maturity date if you select a variable annuity payment option.

Surrender	The termination of a Contract at the option of an owner.

Valuation date/ business day	Each day on which the NYSE is open for trading, except when a subaccount’s corresponding portfolio does not value its shares. Western Reserve is open for business on each day that the NYSE is open. When we use the term “business day,” it has the same meaning as valuation date.

Valuation period	The period of time over which we determine the change in the value of the subaccounts in order to price accumulation units and annuity units. Each valuation period begins at the close of normal trading on the NYSE (currently 4:00 p.m. Eastern Time on each valuation date) and ends at the close of normal trading of the NYSE on the next valuation date.

Western Reserve (we, us, our)	Western Reserve Life Assurance Co. of Ohio.

5

In order to supplement the description in the prospectus, the following provides additional information about Western Reserve and the Contract, which may be of interest to a prospective purchaser.

THE CONTRACT—GENERAL PROVISIONS

Owner

The Contract shall belong to the owner upon issuance of the Contract after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the Contract; (2) surrender the Contract; (3) amend or modify the Contract with Western Reserve’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the Contract. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of an owner’s spouse in a community or marital property state.

A joint owner may only be a spouse and may be named in the Contract application or in a written notice to our administrative office. The surviving joint owner will become the sole owner upon the other joint owner’s death. If the surviving joint owner dies before the annuitant, the surviving joint owner’s estate will become the owner if no beneficiary is named and alive. However, if a beneficiary is named and alive, the beneficiary will receive the cash value.

An owner may change the ownership of the Contract in a written notice to our administrative office. When this change takes effect, all rights of ownership in the Contract will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will take effect as of the date Western Reserve accepts the written notice at our administrative office. We assume no liability for any payments made, or actions taken before a change is accepted, and shall not be responsible for the validity or effect of any change of ownership. Changing an owner cancels any prior choice of owner, but does not change the designation of the beneficiary or the annuitant.

Entire Contract

The Contract and any endorsements thereon and the Contract application constitute the entire contract between Western Reserve and the owner. All statements in the application are representations and not warranties. No statement will cause the Contract to be void or to be used in defense of a claim unless contained in the application.

Misstatement of Age or Gender

If the age or gender of the annuitant has been misstated, Western Reserve will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or gender. The dollar amount of any underpayment Western Reserve makes shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Western Reserve due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant may be established at any time by the submission of proof Western Reserve finds satisfactory.

Addition, Deletion, or Substitution of Investments

We reserve the right, subject to compliance with applicable law, to add, remove or combine subaccounts, and substitute the shares that are held by the separate account for shares of another portfolio, at our discretion. We reserve the right to eliminate the shares of any portfolios of a fund and to substitute shares of another portfolio of a fund (or of another open-end registered investment company) if the shares of a portfolio are no longer available for investment or, if in our judgment further investment in any portfolio should become inappropriate in view of the purposes of the separate account. We will not, however, substitute shares attributable to an owner’s interest in a subaccount without notice to, and prior approval of, the Securities and Exchange Commission (the “SEC”) to the extent required by the Investment Company Act of 1940, as amended (the “1940 Act”), or other applicable law.

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We also reserve the right to establish additional subaccounts, each of which would invest in a new portfolio of a fund, or in shares of another investment company, with a specified investment objective. New subaccounts may be established when, in the sole discretion of Western Reserve, marketing, tax, investment or other conditions warrant, and any new subaccounts will be made available to existing owners on a basis to be determined by Western Reserve. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant. In the event any subaccount is eliminated, Western Reserve will notify you and request a reallocation of the amounts invested in the eliminated subaccount

Similarly, Western Reserve may, at its discretion, close a subaccount to new investment (either transfers or premium payments). Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation be invested in the subaccount that invests in the Transamerica Money Market VP Fund (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, Western Reserve will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, we may make such changes in the Contracts and other annuity contracts as may be necessary or appropriate to reflect such substitution or change. If deemed by us to be in the best interests of persons having voting rights under the Contracts, the separate account may be operated as a management company under the 1940 Act, or subject to any required approval, it may be deregistered under the 1940 Act in the event such registration is no longer required.

We reserve the right to change the investment objective of any subaccount. Additionally, if required by law or regulation, we will not materially change an investment objective of the separate account or of a portfolio designated for a subaccount unless a statement of change is filed with and approved by the appropriate insurance official of the state of Western Reserve’s domicile, or deemed approved in accordance with such law or regulation.

Annuity Payment Options

During the lifetime of the annuitant and prior to the maturity date, the owner may choose an annuity payment option or change the election. If no election is made prior to the maturity date, annuity payments will be made under Payment Option D as Variable Life Income with 10 years of guaranteed payments.

Thirty days prior to the maturity date, we will mail to the owner a notice and a form upon which the owner can select allocation options for the annuity proceeds as of the maturity date. We reserve the right to limit transfers to once per year after the maturity date. If a variable annuity payment option is chosen, the owner must include in the written notice the subaccount allocation of the annuity proceeds as of the maturity date. If we do not receive that form or other written notice acceptable to us prior to the maturity date, the Contract’s existing allocation options will remain in effect. The owner may also, prior to the maturity date, select or change the frequency of annuity payments, which may be monthly, quarterly, semi-annually or annually, provided that the annuity payment option and payment frequency provides for payments of at least $20 per period. If none of these is possible, a lump sum payment will be made.

Determination of the First Variable or Fixed Payment. The amount of the first variable or fixed annuity payment is determined by multiplying the annuity proceeds times the appropriate rate for the annuity option selected. The rates are based on the Society of Actuaries “Annuity 2000” (male, female, and unisex if required by law) Mortality Table with projection Scale G, and variable rates are based on a 5% effective annual assumed investment return. Neither expenses actually incurred, other than taxes on the investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments after such payments have commenced.

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The amount of the first annuity payment depends upon the gender (if consideration of gender is allowed under state law) and adjusted age of the annuitant. The adjusted age is the annuitant’s actual age nearest birthday, at the maturity date, adjusted as follows:

Maturity Date	Adjusted Age
Before 2010	Actual Age
2010-2019	Actual Age minus 1
2020-2026	Actual Age minus 2
2027-2033	Actual Age minus 3
2034-2040	Actual Age minus 4
After 2040	As determined by Western Reserve

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. The amount of variable annuity payments after the first will increase or decrease according to the annuity unit value which reflects the investment experience of the selected subaccount(s). Each variable annuity payment after the first will be equal to the number of units attributable to the Contract in each selected subaccount multiplied by the annuity unit value of that subaccount on the date the payment is processed. The number of such units is determined by dividing the first payment allocated to that subaccount by the annuity unit value of that subaccount on the date the first annuity payment is processed.

Death Benefit

The discussion and the first set of examples below assume the Additional Earnings Rider is not included in the Contract.

Adjusted Partial Surrender. A partial surrender will reduce the amount of your death benefit proceeds by an amount called the adjusted partial surrender. The reduction depends on the relationship between the death benefit proceeds and annuity value. The adjusted partial surrender is the amount of a partial surrender times the ratio of [(a) divided by (b)] where:

(a)	is the amount of the death benefit proceeds prior to the partial surrender; and

(b)	is the annuity value prior to the partial surrender.

The following examples describe the effect of surrender on the death benefit proceeds, and annuity value.

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Example 1 (Assumed Facts for Example)

$75,000	current death benefit proceeds before surrender
$50,000	current annuity value before surrender
$75,000	current death benefit (larger of annuity value and death benefit proceeds)
6%	current surrender charge percentage
$15,000	requested partial surrender
$10,000	surrender charge-free amount
$5,000	excess partial surrender–EPS (amount subject to surrender charge)
$319.15	surrender charge on EPS = 0.06*(5,319.15)
$5,319.15	reduction in annuity value due to excess partial surrender = 5000 + 319.15
$22,978.73	adjusted partial surrender = $15,319.15* (75,000/50,000)
$52,021.27	New death benefit proceeds (after partial surrender) = 75,000 – 22,978.73
$34,680.85	New annuity value (after partial surrender) = 50,000 – 15,319.15

Example 2 (Assumed Facts for Example)

$50,000	current death benefit proceeds before surrender
$75,000	current annuity value before surrender
$75,000	current death benefit (larger of annuity value and death benefit proceeds)
6%	current surrender charge percentage
$15,000	requested partial surrender
$11,250	surrender charge-free amount
$3,750	excess partial surrender–EPS (amount subject to surrender charge)
$239.36	surrender charge on EPS = 0.06*(3,989.36)
$3,989.36	reduction in annuity value due to EPS = 3,750 + 239.36
$15,239.36	adjusted partial surrender = $15,239.36* (75,000/50,000)
$34,760.64	New death benefit proceeds (after partial surrender) = 50,000 – 15,239.36
$59,7860.64	New annuity value (after partial surrender) = 75,000 – 11,250 – 3,989.36

Summary:

Reduction in death benefit proceeds	= $	22,978.73
Reduction in annuity value	= $	15,319.15

Note: The death benefit proceeds is reduced more than the annuity value since the death benefit proceeds was greater than the annuity value just prior to the partial surrender.

Summary:

Reduction in death benefit proceeds	= $	15,239.36

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Reduction in annuity value	= $	15,239.36

Note: The death benefit proceeds and annuity value are reduced by the same amount since the annuity value was higher than the death benefit proceeds just prior to the partial surrender.

Additional Earnings Rider. The following examples illustrate the additional death benefit payable under the Additional Earnings Rider, as well as the effect of a partial surrender on the Additional Earnings Rider Amount.

Example 1 – Basic Additional Earnings Rider Example, with no additional premiums or partial surrenders (Assumed Facts for Example)

At Rider Issue	60	Rider Issue Age
	40%	Additional Earnings Factor (AEF)
	250%	Rider Earnings Limit (REL)
	$1,000,000	Maximum Rider Benefit (MRB)
	$40,000.00	Rider Base at issue (RBI) (equal to the greater of the death benefit proceeds on the Rider Date or the Annuity Value on that date)

At Death	$75,000.00	Death Benefit Proceeds (DBP)
	$35,000.00	Rider Earnings (RE) = DBP – RBI = 75,000 – 40,000
	$14,000.00	Additional Earnings Rider Amount = lesser of a) RE * AEF = 35,000 * 40% = 14,000 or b) REL * RBI * AEF = 250% * 40,000 * 40% = 40,000 or c) MRB = 1,000,000.

EXAMPLE 2 – Additional Earnings Rider Example, showing the effect of a partial surrender (Assumed Facts for Example)

At Rider Issue	60	Rider Issue Age
	40%	Additional Earnings Factor (AEF)
	250%	Rider Earnings Limit (REL)
	$1,000,000	Maximum Rider Benefit (MRB)
	$40,000.00	Rider Base at issue (RBI) (equal to the greater of the death benefit proceeds on the Rider Date or the Annuity Value on that date)

At Partial Surrender	$50,000.00	Annuity Value before partial surrender (AV)
	$15,000.00	Partial Surrender (PS) (including surrender charges)
	$12,000.00	Withdrawal Adjustment to Base (WAB) = PS * RBI / AV = 15,000 * 40,000 / 50,000
	$28,000.00	Rider Base after partial surrender (RB) = RBI – WAB = 40,000 – 12,000

At Death	$70,000.00	Death Benefit Proceeds (DBP)
	$42,000.00	Rider Earnings (RE) = DBP – RB = 70,000 – 28,000
	$16,800.00	Additional Earnings Rider Amount = lesser of a) RE * AEF = 42,000 * 40% = 16,800 or b) REL * RB * AEF = 250% * 28,000 * 40% = 28,000 or c) MRB = 1,000,000.

Death of Owner. Federal tax law requires that if any owner (including any surviving joint owner who has become a current owner) dies before the maturity date, then the entire value of the Contract must generally be distributed within five years of the date of death of such owner. Special rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) an owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the maturity date. See Certain Federal Income Tax Consequences of this SAI for a detailed description of these rules. Other rules may apply to qualified Contracts.

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If an owner (or a surviving joint owner) is not the annuitant and dies before the annuitant:

•	if no beneficiary is named and alive on the death report day, the owner’s estate will become the new owner. The cash value must be distributed within five years of the former owner’s death;

•	if the sole beneficiary is alive and is the owner’s spouse, the Contract will continue with the spouse as the new owner; or

•	if the beneficiary is alive and is not the owner’s spouse, the beneficiary will become the new owner. The cash value must be distributed either:

•	within five years of the former owner’s death; or

•	over the lifetime of the new owner, if a natural person, with payments beginning within one year of the former owner’s death; or

•

over a period that does not exceed the life expectancy (as defined by the Code and regulations adopted under the Code) of the new owner, if a natural person, with payments beginning within one year of the former owner’s death.

To determine payments, we may use the “account-based” method under which we recalculate the amount of the payment each year by dividing the remaining unpaid proceeds by the beneficiary’s current life expectancy, with payments beginning with one year of the deceased owner’s death.

Death of Annuitant. Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. Upon receipt of this proof and an election of a method of settlement and return of the Contract, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options unless a settlement agreement is effective at an owner’s death preventing such election.

If the annuitant who is not an owner dies during the accumulation period and an owner is a natural person other than the annuitant, the owner will automatically become the annuitant and this Contract will continue. In the event of joint owners, the younger joint owner will automatically become the new annuitant and this Contract will continue. If the annuitant dies during the accumulation period and an owner is either (1) the same individual as the annuitant; or (2) other than a natural person, then the death benefit proceeds are payable to the beneficiary in a lump sum distribution.

Assuming no joint owners, if the annuitant who is an owner dies before the maturity date, and the sole beneficiary is not the deceased annuitant’s spouse who elects to continue the Contract, (1) the death benefit must be distributed within five years of the date of the annuitant/deceased owner’s death, (2) payments must begin no later than one year after the annuitant/deceased owner’s death and must be made (i) for the beneficiary’s lifetime or (ii) for a period certain (so long as any certain period does not exceed the beneficiary’s life expectancy). Payments may be made in accordance with the “account-based” method under which we recalculate the amount of the payment each year by dividing the remaining unpaid proceeds by the beneficiary’s current life expectancy, with payments beginning within one year of the deceased owner’s death. Death benefit proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the annuitant/deceased owner’s death. If the sole beneficiary is the annuitant/deceased owner’s surviving spouse, such spouse may elect to continue the Contract as the new annuitant and owner instead of receiving the death benefit. (See Certain Federal Income Tax Consequences.) We will increase the annuity value as of the death report day to equal the death benefit proceeds as of the death report day.

If a beneficiary or joint owner elects to receive the death benefit proceeds under the alternate payment option (1) or (2)(ii) above, then we will: (a) allow partial surrenders and transfers among the subaccounts and the fixed account; (b) deduct the transfer fee from each transfer after the first 12 transfers during the Contract year; (c) deduct the annual Contract charge each Contract year; and (d) not permit payment of the death benefit proceeds under the annuity provisions of the Contract upon complete distribution.

The beneficiary may name a new beneficiary for payment of the death benefit proceeds during the distribution period. If the beneficiary dies during the distribution period, we will pay the remaining value of the Contract first to the new beneficiary. If no new beneficiary is named, such payment will be made to the contingent beneficiary if

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named by the owner. If no new beneficiary or contingent beneficiary is named, such payment will be made to the beneficiary’s estate.

If there are joint owners, the annuitant is not an owner, and the one joint owner dies prior to the maturity date, the surviving joint owner as sole owner may surrender the Contract at any time for the Contract’s cash value.

Beneficiary. The beneficiary designation in the application will remain in effect until changed. An owner may change the designated beneficiary(ies) during the annuitant’s lifetime by sending written notice to us at our administrative office. A beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, an owner may then designate a new beneficiary.) The change will take effect as of the date an owner signs the written notice. We will not be liable for any payment made before the written notice is received at our administrative office. Unless we receive written notice from an owner to the contrary, no beneficiary may assign any payments under the Contract before such payments are due. To the extent permitted by law, no payments under the Contract will be subject to the claims of any beneficiary’s creditors.

Assignment

During the annuitant’s lifetime and prior to the maturity date (subject to any irrevocable beneficiary’s rights) the owner may assign any rights or benefits provided by a nonqualified Contract. The assignment of a Contract will be treated as a distribution of the annuity value for federal tax purposes. Any assignment must be made in writing and accepted by us. An assignment will be effective as of the date the request is received at our administrative office and is accepted by us. We assume no liability for any payments made or actions taken before a change is accepted and shall not be responsible for the validity or effect of any assignment.

With regard to qualified Contracts, any assignment may be subject to restrictions, penalties, taxation as a distribution, or even prohibition under the Code, and must be permitted under the terms of the underlying retirement plan.

Proof of Age, Gender and Survival

We may require proper proof of age and gender of any annuitant or joint annuitant prior to making the first annuity payment. Prior to making any payment, we may require proper proof that the annuitant or joint annuitant is alive and legally qualified to receive such payment. If required by law to ignore differences in gender of any payee, annuity payments will be determined using unisex rates.

Non-Participating

The Contract will not share in Western Reserve’s surplus earnings; no dividends will be paid.

Employee and Agent Purchases

The Contract may be acquired by an employee or registered representative of any broker/dealer authorized to sell the Contract or by their spouse or minor children, or by an officer, director, trustee or bona fide full-time employee of Western Reserve or its affiliated companies or their spouse or minor children. In such a case, we may credit an amount equal to a percentage of each premium payment to the Contract due to lower acquisition costs we experience on those purchases. We may offer, in our discretion, certain employer sponsored savings plans, reduced or waived fees and charges including, but not limited to, the surrender charge and the annual Contract charge, for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the Contract or reductions in these fees and charges will not be unfairly discriminatory against any owner.

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CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Contract
Diversification Requirements. Section 817(h) of the Code provides that in order for a non-qualified variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under section 817(h) (Treas. Reg. § 1.817-5) apply a diversification requirement to each of the subaccounts of the separate account. The separate account, through the funds and their portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Western Reserve’s qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the Contracts from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner’s date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner’s death occurs prior to the maturity date, and such owner’s surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

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Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a contract until such amounts are withdrawn or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the contract value, and in the case of a qualified contract, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the contract value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the contract that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified Contracts, “eligible rollover distributions” from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans, are subject to a mandatory federal income tax withholding of 20%. For this purpose, an eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA.

Qualified Contracts. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA) distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax advisor.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity (“IRA”) under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total premium

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payments for any tax year on behalf of any individual may not exceed $5,000 for 2008 ($6,000 if age 50 or older), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; (vii) the entire interest of the owner is non-forfeitable, and (viii) premiums must not be fixed. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $116,000 for single filers, $169,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $5,000 for 2008 ($6,000 if age 50 or older by the end of 2007). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same.

Section 403(b) Plans. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the premium payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension, Profit Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the premium payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state

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governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

Taxation of Western Reserve

Western Reserve at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to the separate account.

INVESTMENT EXPERIENCE

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of a fund less any applicable charges or fees.

Upon allocation to the selected subaccount of the separate account, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by WRL to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

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Illustration of Separate Account Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =	(A + B - C) - E
D

Where:

A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
	Assume	A = $ 11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
	Assume	B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
	Assume	C = 0

D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
	Assume	D = $ 11.40

E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees. Assume E totals 1.65% on an annual basis; on a daily basis, this equals .000044838.

Then, the net investment factor =	($11.57 + 0 – 0)	- .000044838 = Z = 1.014867443
($11.40)

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where:

A =	The accumulation unit value for the immediately preceding valuation period.

Assume = $ X

B =	The net investment factor for the current valuation period.

Assume = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount (that is, the portfolio performance minus subaccount fees and charges including the separate account annuitization charge that will equal an annual rate of 1.40%) exceeds the assumed interest rate of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the assumed rate. The value of a variable annuity unit in each subaccount was established at $10.00 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for that subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the investment return adjustment factor for the valuation period.

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The investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the Contract used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a portfolio share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the portfolio for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for which we determine to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a portfolio share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the separate account annuitization charge. This factor is equal, on an annual basis, to 1.40% of the daily net asset value of a portfolio share held in that subaccount.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the gender and adjusted age of the annuitant at the maturity date. See Annuity Payment Options – Determination of the First Variable and Fixed Payment which contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit Value

and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = ABC

Where:

A =	Annuity unit value for the immediately preceding valuation period.

Assume = $ X

B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.

Assume = Y

C =	A factor to neutralize the assumed interest rate of 5% built into the annuity tables used.

Assume = Z

Then, the annuity unit value is:

$XYZ = $ Q

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Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =	AB
$1,000

Where:

A =	The annuity value as of the maturity date.

Assume = $ X

B =	The annuity purchase rate per $1,000 based upon the option selected, the gender and adjusted age of the annuitant according to the tables contained in the Contract.

Assume = $ Y

Then, the first monthly variable annuity payment =	$XY	= $ Z
1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units =	A
B

Where:

A =	The dollar amount of the first monthly variable annuity payment.

Assume = $ X

B =	The annuity unit value for the valuation date on which the first monthly payment is due.

Assume = $ Y

Then, the number of annuity units =	$X	= Z
$ Y

HISTORICAL PERFORMANCE DATA

Money Market Yields

Yield – The yield quotation set forth in the prospectus for the Transamerica Money Market VP subaccount is for the seven days ended on the date of the most recent balance sheet of the separate account included in the registration statement, and is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one unit in the Transamerica Money Market VP subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

Effective Yield – The effective yield quotation for the Transamerica Money Market VP subaccount set forth in the prospectus is for the seven days ended on the date of the most recent balance sheet of the separate account included in the registration statement. The effective yield is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing subaccount having a balance of one unit in the Transamerica Money Market VP subaccount at the beginning of the period. A hypothetical charge, reflecting deductions from owner accounts, is subtracted from the balance. The difference is divided by the value of the subaccount at the beginning of the base period to obtain the base period return, which is then compounded by adding 1. Next, the sum is raised to a power equal to 365 divided by 7, and 1 is subtracted from the result. The following formula describes the computation:

Effective Yield = ({BASE PERIOD RETURN + 1} 365/7) – 1

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The effective yield is shown at least to the nearest hundredth of one percent.

Hypothetical Charge – For purposes of the yield and effective yield computations, the hypothetical charge reflects all fees and charges that are charged to all owner accounts in proportion to the length of the base period, including the annual Contract charge. The yield and effective yield quotations do not reflect any deduction for premium taxes or transfer charges that may be applicable to a particular Contract, nor do they reflect the surrender charge that may be assessed at the time of surrender in an amount ranging up to 7% of the requested amount. The specific surrender charge percentage applicable to a particular surrender depends on the length of time premium payments have been held under the Contract and whether surrenders have been made previously during that Contract year. (See Section 5. Expenses—Surrender Charge of the prospectus.) No fees or sales charges are assessed upon annuitization under the Contracts, except premium taxes. Realized gains and losses from the sale of securities, and unrealized appreciation and depreciation of assets held by the Transamerica Money Market VP subaccount and the funds are excluded from the calculation of yield. The calculation of yield (which is based on the performance of the Initial Class of shares for the Transamerica Money Market VP of the Transamerica Series Trust that were held by the subaccount) has been adjusted to reflect the deduction of the 12b-1 fee for the Service Class shares of that portfolio.

The yield on amounts held in the Transamerica Money Market VP subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Transamerica Money Market VP subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Transamerica Money Market VP, the types and quality of portfolio securities held by the Transamerica Money Market VP and its operating expenses. Because of the charges and deductions imposed under a Contract, the yield for the Transamerica Money Market VP Subaccount will be lower than the yield for the corresponding money market portfolio.

Other Subaccount Yields

The yield quotations for all of the subaccounts, except the Transamerica Money Market VP subaccount, representing the accumulation period set forth in the prospectus is based on the 30-day period ended on the date of the most recent balance sheet of the separate account and are computed by dividing the net investment income per unit earned during the period by the maximum offering price per unit on the last date of the period, according to the following formula:

Yield = 2[ (	a – b	+1)[6] -1]
cd

Where:	a	=	net investment income earned during the period by the corresponding portfolio of a fund attributable to shares owned by the subaccount.
	b	=	expenses accrued for the period (net of reimbursement).
	c	=	the average daily number of units outstanding during the period.
	d	=	the maximum offering price per unit on the last day of the period.

For purposes of the yield quotations for all of the subaccounts, except the Transamerica Money Market VP subaccount, the calculations take into account all fees that are charged to all owner accounts during the accumulation period, including the annual Contract charge. The calculations do not take into account any premium taxes or any transfer or surrender charges. The calculation of yield (which is based on the performance of the Initial Class of shares for the Transamerica JPMorgan Core Bond VP of the Transamerica Series Trust that were held by the subaccount) has been adjusted to reflect the deduction of the 12b-1 fee for the Service Class shares of that portfolio.

Premium taxes currently range from 0% to 3.5% of premium payments depending upon the jurisdiction in which the Contract is delivered. A surrender charge may be assessed at the time of surrender in an amount ranging up to 7% of the requested amount, with the specific percentage applicable to a particular surrender depending on the length of time premium payments were held under the Contract, and whether surrenders had been made previously during that Contract year. (See Section 5. Expenses—Surrender Charge of the prospectus.)

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The yield on amounts held in the subaccounts of the separate account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount’s actual yield is affected by the types and quality of its investments and its operating expenses. Because of the charges and deductions imposed under a Contract, the yield for all subaccounts (including the Transamerica Money Market VP Subaccount) will be lower than the yield for the corresponding underlying portfolio.

Total Returns

The total return quotations set forth in the prospectus for all subaccounts, except the Transamerica Money Market VP subaccount, holding assets for the Contracts during the accumulation period are average annual total return quotations for the one, five, and ten-year periods (or, if a subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the separate account, and for the period from the date any subaccount investing in an underlying portfolio commenced operations until the aforesaid date. The quotations are computed by determining the average annual compounded rates of return over the relevant periods that would equal the initial amount invested to the ending redeemable value, adjusted to reflect current subaccount charges, according to the following formula:

P(1 + T)n = ERV

Where:

P	=	a hypothetical initial payment of $1,000

T	=	average annual total return

n	=	number of years

ERV	=	ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period.

For purposes of the total return quotations for all of the subaccounts, except the Transamerica Money Market VP subaccount, the calculations take into account all current fees that are charged under the Contract to all owner accounts during the accumulation period except the charge for the optional Additional Earnings Rider. Such fees include the mortality and expense risk charge, the administrative charge and the annual Contract charge (The calculations may also reflect the mortality and expense risk charge for the compounding minimum death benefit rider or annual step-up death benefit rider). The calculations also assume a complete surrender as of the end of the particular period; therefore, the surrender charge is deducted. The calculations do not reflect any deduction for premium taxes or any transfer charge that may be applicable to a particular Contract. In addition, the standardized average annual total returns of the WRL subaccounts reflect the performance of the Initial Class of shares for each underlying portfolios for the period from the Subaccount Inception Date to December 31, 2007, adjusted to deduct the 12b-1 fee for the Service Class shares of 0.25%.

Other Performance Data

We may present the total return data stated in the prospectus on a non-standardized basis. This means that the data will not be reduced by the surrender charge under the Contract and that the data may be presented for different time periods and for different premium payment amounts. Non-standardized performance data will only be disclosed if standardized performance data for the required periods is also disclosed.

We may also disclose cumulative total returns and average annual compound rates of return (T) for the subaccounts based on the inception date of the subaccounts investing in the underlying portfolios. We calculate cumulative total returns according to the following formula:

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(1 + T)n - 1

Where: T and n are the same values as above

In addition, we may present historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

For instance, we may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the Contract, as if the Contract had been in existence. Such fees and charges include the mortality and expense risk charge, the administrative charge, and the annual Contract charge. Such data may or may not assume a complete surrender of the Contract at the end of the period. The charge for the optional Additional Earnings Rider will not be deducted.

Advertising and Sales Literature

From time to time we may refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize winning economist Harry Markowitz. The basic assumptions of Modern Portfolio Theory are: (1) the selection of individual investments has little impact on portfolio performance, (2) market timing strategies seldom work, (3) markets are efficient, and (4) portfolio selection should be made among asset classes. Modern Portfolio Theory allows an investor to determine an efficient portfolio selection that may provide a higher return with the same risk or the same return with lower risk.

When presenting the asset allocation process we may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. We may classify investors into four categories based on their risk tolerance and will quote various industry experts on which types of investments are best suited to each of the four risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services and any other expert which has been deemed by us to be appropriate. We may also provide an historical overview of the performance of a variety of investment market indices, the performance of these indices over time, and the performance of different asset classes, such as stocks, bonds, cash equivalents, etc. We may also discuss investment volatility including the range of returns for different asset classes and over different time horizons, and the correlation between the returns of different asset classes. We may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, we may describe various investment strategies and methods of implementation, the periodic rebalancing of diversified portfolios, the use of dollar cost averaging techniques, a comparison of the tax impact of premium payments made on a “before tax” basis through a tax-qualified plan with those made on an “after tax” basis outside of a tax-qualified plan, and a comparison of tax-deferred versus non tax-deferred accumulation of premium payments.

As described in the prospectus, in general, an owner is not taxed on increases in value under a Contract until a distribution is made under the Contract. As a result, the Contract will benefit from tax deferral during the accumulation period, as the annuity value may grow more rapidly than under a comparable investment where certain increases in value are taxed on a current basis. From time to time, we may use narrative, numerical or graphic examples to show hypothetical benefits of tax deferral in advertising and sales literature.

PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company’s financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its subaccounts, the funds or their portfolios, or to their performance.

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ADMINISTRATION

Western Reserve performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of records concerning the Contracts, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Western Reserve. As presently required by the 1940 Act and regulations promulgated thereunder, Western Reserve will mail to all Contract owners at their last known address of record, at least annually, reports containing such information as may be required under the 1940 Act or by any other applicable law or regulation. Contract owners will also receive confirmation of each financial transaction including: premium payments, transfers, partial surrenders, and a complete surrender, and any other reports required by law or regulation.

DISTRIBUTION OF THE CONTRACTS

We currently offer the Contracts on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

TCI serves as principal underwriter for the Contracts. TCI’s home office is located at 4600 S Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI is an affiliate of Western Reserve and, like Western Reserve, is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of FINRA. TCI is not a member of the Securities Investor Protection Corporation.

The Contracts are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. Sales representatives are appointed as our insurance agents.

During fiscal years 2007, 2006, and 2005, before TCI replaced our affiliate AFSG Securites Corporation (“AFSG”) as principal underwriter for the Contracts, the amounts paid to AFSG in connection with all Contracts sold through the separate account were $5,295,190, $5,820,218, and $6,865,138, respectively and $10,943,499 to TCI in 2007. TCI passed through commissions it received to selling firms for their sales and did not retain any portion of them. We and our affiliates provide paid-in capital to TCI (and provided paid-in capital to AFSG) and pay for TCI’s (and paid for AFSG’s) operating and other expenses, including overhead, legal and accounting fees.

We and/or TCI or ISI may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the Contracts in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the Contracts; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

OTHER PRODUCTS

Western Reserve makes other variable annuity contracts available that may also be funded through the separate account. These variable annuity contracts may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

WRL holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from WRL’s general account assets. WRL maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by WRL’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of WRL.

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LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington, D.C. has provided legal advice to WRL relating to certain matters under the federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account at December 31, 2007 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Western Reserve at December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of an owner’s interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Western Reserve’s financial statements, which are included in this SAI, should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

Financial statements for Western Reserve as of December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007 have been prepared on the basis of statutory accounting principles, rather than accounting principles generally accepted in the United States.

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FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Western Reserve Life Assurance Co. of Ohio

Years Ended December 31, 2007, 2006 and 2005

Western Reserve Life Assurance Co. of Ohio

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2007, 2006 and 2005

Report of Independent Registered Public Accounting Firm

The Board of Directors

Western Reserve Life Assurance Co. of Ohio

We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Co. of Ohio (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2007 and 2006, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2007. Our audit also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statement of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2007 and 2006, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2007.

1

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2007 and 2006, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2007, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2006 Western Reserve Life Assurance Co. of Ohio changed its accounting for investments in certain low income housing tax credit properties.

March 28, 2008

2

Western Reserve Life Assurance Co. of Ohio

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2007	2006
Admitted assets
Cash and invested assets:
Bonds	$696,849	$623,828
Preferred stocks	4,673	4,796
Common stocks of affiliated entities (cost: 2007 - $20,659 and 2006 - $19,901)	24,397	23,000
Mortgage loans on real estate	24,493	25,548
Home office properties	38,574	39,428
Cash, cash equivalents and short-term investments	45,633	112,307
Policy loans	410,844	344,781
Other invested assets	10,358	11,993

Total cash and invested assets	1,255,821	1,185,681
Net deferred income tax asset	30,879	30,527
Premiums deferred and uncollected	4,970	5,027
Reinsurance receivable	8,579	3,235
Receivable from parent, subsidiaries and affiliates	16,005	31,579
Investment income due and accrued	7,722	6,941
Cash surrender value of life insurance policies	63,948	61,729
Other admitted assets	7,386	7,665
Separate account assets	10,373,595	10,196,130

Total admitted assets	$11,768,905	$11,528,514

3

	December 31
	2007	2006
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$1,055,742	$986,405
Annuity	596,029	636,572
Life policy and contract claim reserves	15,373	12,884
Liability for deposit-type contracts	16,119	16,456
Other policyholders’ funds	50	50
Remittances and items not allocated	9,202	10,526
Borrowed funds	—	18,885
Federal and foreign income taxes payable	973	9,508
Transfers to separate account due or accrued	(888,410)	(931,425)
Asset valuation reserve	7,096	5,858
Funds held under coinsurance and other reinsurance treaties	16,541	16,095
Payable to affiliates	37,892	41,262
Amounts incurred under modified coinsurance agreements	3,607	4,351
Payable for securities	—	865
Unearned investment income	10,472	9,589
Other liabilities	25,921	27,405
Separate account liabilities	10,373,595	10,196,130

Total liabilities	11,280,202	11,061,416
Capital and surplus:
Common stock, $1.00 par value, 3,000,000 shares authorized and 2,500,000 shares issued and outstanding	2,500	2,500
Paid-in surplus	151,259	151,781
Unassigned surplus	334,944	312,817

Total capital and surplus	488,703	467,098

Total liabilities and capital and surplus	$11,768,905	$11,528,514

See accompanying notes.

4

Western Reserve Life Assurance Co. of Ohio

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2007	2006	2005
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$583,890	$582,936	$578,361
Annuity	429,894	584,189	568,168
Net investment income	68,832	64,109	86,812
Amortization of interest maintenance reserve	(510)	(437)	45
Commissions and expense allowances on reinsurance ceded	11,826	9,385	3,383
Reserve adjustments on reinsurance ceded	10,216	8,451	(1,018)
Income from fees associated with investment management, administration and contract guarantees for separate accounts	137,410	128,081	114,078
Income earned on company owned life insurance	2,323	2,257	2,267
Income from administrative service agreement with affiliate	38,629	36,528	—
Other income	6,130	5,320	7,615

	1,288,640	1,420,819	1,359,711
Benefits and expenses:
Benefits paid or provided for:
Life	74,138	65,610	80,266
Surrender benefits	1,206,556	1,047,578	963,670
Annuity benefits	49,912	47,275	40,836
Other benefits	1,564	2,587	2,586
Increase (decrease) in aggregate reserves for policies and contracts:
Life	69,337	34,451	511,178
Annuity	(40,543)	(56,276)	(78,445)

	1,360,964	1,141,225	1,520,091
Insurance expenses:
Commissions	174,497	167,682	156,876
General insurance expenses	111,553	101,204	92,552
Taxes, licenses and fees	20,455	16,459	15,204
Net transfers from separate accounts	(576,044)	(186,676)	(571,654)
Other expenses	947	1,274	1,527

	(268,592)	99,943	(305,495)

Total benefits and expenses	1,092,372	1,241,168	1,214,596

Gain from operations before dividends to policyholders, federal income tax expense and net realized capital gains (losses) on investments	196,268	179,651	145,115
Dividends to policyholders	27	29	30

Gain from operations before federal income tax expense and net realized capital gains (losses) on investments	196,241	179,622	145,085
Federal income tax expense	61,963	67,978	39,955

Income from operations before net realized capital gains (losses) on investments	134,278	111,644	105,130
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to interest maintenance reserve)	(2,623)	345	(584)

Net income	$131,655	$111,989	$104,546

See accompanying notes.

5

Western Reserve Life Assurance Co. of Ohio

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Paid-In Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2005	$2,500	$151,019	$124,402	$277,921
Net income	—	—	104,546	104,546
Change in net unrealized capital gains and losses	—	—	17,411	17,411
Change in non-admitted assets	—	—	(27,593)	(27,593)
Change in asset valuation reserve	—	—	(2,828)	(2,828)
Change in liability for reinsurance in unauthorized companies	—	—	(259)	(259)
Change in surplus in separate accounts	—	—	(241)	(241)
Change in net deferred income tax asset	—	—	22,511	22,511
Surplus effect of reinsurance transaction	—	—	(1,185)	(1,185)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	1,166	—	1,166

Balance at December 31, 2005	2,500	152,185	236,764	391,449
Net income	—	—	111,989	111,989
Change in net unrealized capital gains and losses	—	—	(43,656)	(43,656)
Change in non-admitted assets	—	—	(42,577)	(42,577)
Change in asset valuation reserve	—	—	7,027	7,027
Change in liability for reinsurance in unauthorized companies	—	—	259	259
Change in surplus in separate accounts	—	—	(141)	(141)
Change in net deferred income tax asset	—	—	24,874	24,874
Dividend to stockholder	—	—	(2,000)	(2,000)
Cumulative effect of changes in accounting principles	—	—	1	1
Surplus effect of reinsurance transaction	—	—	(969)	(969)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	(404)	—	(404)
Correction of prior year error	—	—	21,246	21,246

Balance at December 31, 2006	2,500	151,781	312,817	467,098

6

Western Reserve Life Assurance Co. of Ohio

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Paid-In Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2006	$2,500	$151,781	$312,817	$467,098
Net income	—	—	131,655	131,655
Change in net unrealized capital gains and losses	—	—	638	638
Change in non-admitted assets	—	—	(6,561)	(6,561)
Change in asset valuation reserve	—	—	(1,238)	(1,238)
Change in net deferred income tax asset	—	—	8,842	8,842
Dividend to stockholder	—	—	(110,000)	(110,000)
Surplus effect of reinsurance transaction	—	—	(1,209)	(1,209)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	(522)	—	(522)

Balance at December 31, 2007	$2,500	$151,259	$334,944	$488,703

See accompanying notes.

7

Western Reserve Life Assurance Co. of Ohio

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2007	2006	2005
Operating activities
Premiums collected, net of reinsurance	$1,014,138	$1,167,315	$1,144,956
Net investment income received	73,854	71,408	92,755
Miscellaneous income received	204,010	187,060	118,762
Benefit and loss related payments	(1,333,939)	(1,165,987)	(1,093,337)
Commissions, expenses paid and aggregate write-ins for deductions	(311,221)	(282,359)	(271,622)
Net transfers to separate accounts and protected cell accounts	619,060	191,125	88,327
Dividends paid to policyholders	(27)	(29)	(30)
Federal and foreign income taxes paid	(69,082)	(60,364)	(53,662)

Net cash provided by operating activities	196,793	108,169	26,149
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	393,160	513,300	758,904
Preferred stocks	—	3,020	—
Common stocks	—	8,144	—
Mortgage loans on real estate	1,058	988	5,085
Other invested assets	—	—	3,750
Miscellaneous proceeds	7	962	245

Total investment proceeds	394,225	526,414	767,984
Cost of investments acquired:
Bonds	(467,479)	(465,786)	(778,751)
Preferred stocks	—	(2,488)	—
Common stocks	(758)	(4,126)	—
Mortgage loans on real estate	—	(8,501)	(6,208)
Real estate	(36)	(39)	(153)
Other invested assets	(1,335)	(484)	(1,007)
Miscellaneous applications	(4,506)	—	(31,061)

Total cost of investments acquired	(474,114)	(481,424)	(817,180)
Net increase in policy loans	(66,063)	(44,319)	(20,804)

Net cost of investments acquired	(540,177)	(525,743)	(837,984)

Net cash provided by (used in) investing activities	(145,952)	671	(70,000)

8

Western Reserve Life Assurance Co. of Ohio

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2007	2006	2005
Financing and miscellaneous activities
Cash provided (applied):
Borrowed funds received (returned)	$(18,791)	$12,384	$6,407
Net deposits (withdrawals) on deposit-type contracts and other insurance liabilities	(835)	(5,334)	5,284
Dividends to stockholder	(110,000)	(2,000)	—
Other cash provided (applied)	12,111	(31,789)	38,787

Net cash provided by (used in) financing and miscellaneous activities	(117,515)	(26,739)	50,478

Net increase (decrease) in cash, cash equivalents and short-term investments	(66,674)	82,101	6,627
Cash, cash equivalents and short-term investments:
Beginning of year	112,307	30,206	23,579

End of year	$45,633	$112,307	$30,206

Noncash proceeds:
Hybrid schedule reclass	$—	$4,308	$—

See accompanying notes.

9

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies

Organization

Western Reserve Life Assurance Co. of Ohio (the Company) is a stock life insurance company and is a wholly owned subsidiary of AEGON USA, Inc. (AEGON). AEGON is an indirect, wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states, District of Columbia, Puerto Rico and Guam. Sales of the Company’s products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company’s new life insurance, and a portion of new annuities, are written through an affiliated marketing organization.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale. Fair value for statutory purposes is based on the price published by the Securities Valuation Office of the NAIC (SVO), if available, whereas fair value for GAAP is based on quoted market prices.

10

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances for mortgage loans are established, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

11

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Non-admitted Assets: Certain assets designated as “non-admitted”, principally the non-admitted portion of deferred income tax assets and agent debit balances, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that those assets are not impaired.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

12

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Reinsurance: Any reinsurance balance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are non-admitted.

Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not realizable.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

13

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Other significant accounting policies are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed a designation of an NAIC 6, are reported at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities, categorized as bonds, are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value as determined by the SVO and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Beginning in 2006, hybrid securities, not classified as debt by the SVO, are reported as preferred stock. Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. Reclassifications of securities from bonds to preferred stock have been made by the Company in the amount of $4,308 as of December 31, 2006, due to the SVO identification of such securities. Although the classification has changed, these hybrid securities continue to meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost based upon their NAIC rating. A corresponding reclassification was not made as of December 31, 2007 or 2005.

Common stocks of noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses.

There are no restrictions on common or preferred stock.

Home office properties are reported at cost less allowances for depreciation. Depreciation of home office properties is computed principally by the straight-line method.

14

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other than temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances. Other “admitted assets” are valued principally at cost.

Investments in Low Income Housing Tax Credit (LIHTC) Properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Realized capital gains and losses are determined using specific identification and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, preferred and common stocks are credited or charged directly to unassigned surplus.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration or changes in estimated cash flows. If this review indicates a decline in fair value that is other than temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

During 2007, 2006 and 2005 net realized capital (losses) gains of $(177), $(2,235) and $(2,416), respectively, were credited to the IMR rather than being immediately recognized in the statements of operations. Amortization of these net (losses) gains aggregated $(510), $(437) and $45, for the years ended December 31, 2007, 2006 and 2005, respectively.

15

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. Investment income due and accrued of $13, $20 and $28 has been excluded for the years ended December 31, 2007, 2006 and 2005, respectively, with respect to such practices.

For dollar reverse repurchase agreements, the Company receives cash collateral in an amount at least equal to the market value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company. At December 31, 2006, securities with a book value of $18,544, and a market value of $18,767, were subject to dollar reverse repurchase agreements. The Company did not participate in dollar reverse repurchase agreements as of December 31, 2007.

Derivative Instruments

Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Premiums received for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income.

Aggregate Reserves for Policies and Contracts

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law. The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force.

16

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.0 to 5.5 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 4.0 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

The liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include supplemental contracts and certain annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits or changes in reserve in the statement of operations.

17

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Separate Accounts

Separate accounts held by the Company primarily represent funds which are administered for individual variable universal life and variable annuity contracts. Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets consist of shares in funds, considered common stock investments, which are valued daily and carried at fair value. The separate accounts, held for individual policyholders, do not have any minimum guarantees, and the investment risks associated with the fair value changes are borne entirely by the policyholder.

The Company received variable contract premiums of $910,067, $1,092,584 and $1,095,820, in 2007, 2006 and 2005, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge. Separate account contract holders have no claim against the assets of the general account.

Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. In addition, the Company received $137,410, $128,081 and $114,078, in 2007, 2006 and 2005, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

18

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Stock Option Plan and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 through 2007, AEGON N.V. sponsored a stock option plan for eligible employees of the company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with Statement of Statutory Accounting Principles (SSAP) No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded an expense (benefit) of $(832), $(538) and $719 for the years ended December 31, 2007, 2006 and 2005, respectively. In addition, the Company recorded an adjustment to paid-in surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $310, $134 and $447 for years ended December 31, 2007, 2006 and 2005, respectively.

Reclassifications

Certain reclassifications have been made to the 2006 and 2005 financial statements to conform to the 2007 presentation.

Beginning in 2006, the manner in which the reserves on Variable Annuity and Variable Universal Life contracts are split between the separate account and general account statements was modified. This modification resulted in the contract surrender value being held as the reserve in the separate account statement, and any reserves in excess of the surrender value being held as the reserve in the general account. As a result, the total reserves held by the Company did not change, although the new reserve split resulted in an increase in the general account reserves of approximately $479,175 and an offsetting decrease in the separate account reserves by this same amount as of December 31, 2006. The 2005 general account reserves have increased by $483,831, the amount of reserves that would have been recorded as of December 31, 2005 had this new approach been implemented at that time.

19

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

2. Accounting Changes and Corrections of Errors

Effective January 1, 2006, the Company adopted SSAP No. 93, Accounting for Low Income Housing Tax Credit Property Investments. This statement established statutory accounting principles for investments in federal and certain state sponsored LIHTC properties. SSAP No. 93 states that LIHTC investments shall be initially recorded at cost and amortized based on the proportion of tax benefits received in the current year to the total estimated tax benefits to be allocated to the investor. Prior to 2006, the Company’s investments in LIHTC investments were reported in accordance with SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies and SSAP No. 88, Investments in Subsidiary, Controlled and Affiliated Entities and carried at audited GAAP equity. The cumulative effect is the difference between the audited GAAP equity amount at January 1, 2006 and the amortized cost assuming the new accounting principles had been applied retroactively for prior periods. As a result of the change, the Company reported a cumulative effect of a change of accounting principle that increased unassigned surplus by $1 at January 1, 2006.

During the preparation of the 2006 financial statements, the Company discovered an error in the reporting of cost basis in two of its noninsurance subsidiaries. At December 31, 2005, total cost for these subsidiaries was reported at $400, which was understated by a total of $21,246. This correction is reflected as a separate adjustment to unassigned surplus, with an offset to change in unrealized capital gains and losses in 2006. There is no income or surplus effect in the current or any prior period as a result of this correction.

3. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, Cash Equivalents and Short-Term Investments: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

Bonds and Preferred Stocks: Fair values for bonds and preferred stocks are based on unit prices published by the SVO or, in the absence of SVO published unit prices or when amortized cost is used by the SVO as the unit price, quoted market prices provided by other third party organizations, where available.

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments. For equity securities that are not actively traded, estimated fair values are based on values of issues of comparable yield and quality.

20

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Policy Loans: Carrying value of policy loans approximates their fair value.

Separate Account Assets: The fair value of separate account assets are based on quoted market prices.

Separate Account Annuity Liabilities: Separate account annuity liabilities are based upon the fair value of the related separate account assets.

Investment Contract Liabilities: Fair values for the Company’s liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Payable for Securities: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

21

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2007		2006
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash, cash equivalents and short-term investments	$45,633	$45,633	$112,307	$112,307
Bonds	696,849	694,605	623,828	619,432
Preferred stock	4,673	4,646	4,796	4,844
Mortgage loans on real estate	24,493	24,249	25,548	25,556
Policy loans	410,844	410,844	344,781	344,781
Separate account assets	10,373,595	10,373,595	10,196,130	10,196,130
Liabilities
Investment contract liabilities	607,967	606,177	652,763	652,027
Borrowed funds	—	—	18,885	18,885
Payable for securities	—	—	865	865
Separate account annuity liabilities	6,137,949	6,137,949	6,287,948	6,287,948

4. Investments

The carrying amount and estimated fair value of investments in bonds and preferred stock are as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses Less Than 12 Months	Estimated Fair Value
December 31, 2007
Bonds:
United States Government and agencies	$152,325	$5,531	$—	$1	$157,855
State, municipal and other government	4,494	115	—	58	4,551
Public utilities	14,942	345	32	—	15,255
Industrial and miscellaneous	193,686	2,292	1,185	1,396	193,397
Mortgage and other asset-backed securities	331,402	1,787	3,673	5,969	323,547

	696,849	10,070	4,890	7,424	694,605
Unaffiliated preferred stock	4,673	60	76	11	4,646

Total	$701,522	$10,130	$4,966	$7,435	$699,251

22

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses Less Than 12 Months	Estimated Fair Value
December 31, 2006
Bonds:
United States Government and agencies	$60,003	$6	$1,763	$68	$58,178
State, municipal and other government	6,851	240	1	—	7,090
Public utilities	23,975	397	102	—	24,270
Industrial and miscellaneous	184,399	2,577	2,703	360	183,913
Mortgage and other asset-backed securities	348,600	1,281	3,553	347	345,981

	623,828	4,501	8,122	775	619,432
Unaffiliated preferred stock	4,796	129	81	—	4,844

Total	$628,624	$4,630	$8,203	$775	$624,276

At December 31, 2007 and 2006, respectively, for securities in an unrealized loss position greater than or equal to twelve months, the Company held 57 and 81 securities with a carrying amount of $181,439 and $312,735 and an unrealized loss of $4,966 and $8,203, with an average price of 97.3 and 98.3 (NAIC fair value/amortized cost). Of this portfolio, 97.43% and 98.92% were investment grade with associated unrealized losses of $4,645 and $7,999, respectively.

At December 31, 2007 and 2006, respectively, for securities that have been in a continuous loss position for less than twelve months, the Company held 59 and 54 securities with a carrying amount of $181,236 and $132,359 and an unrealized loss of $7,435 and $775 with an average price of 95.9 and 99.9 (NAIC fair value/amortized cost). Of this portfolio, 93.47% and 87.39% were investment grade with associated unrealized losses of $7,145 and $588, respectively.

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. Securities in unrealized loss positions that are considered other than temporary are written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other than temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in affect at the date of acquisition; and (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. For asset-backed securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

23

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

Sub-prime mortgages are loans to homebuyers who have weak or impaired credit histories, are loans that are non-conforming or are loans that are second in priority. The Company’s businesses in the United States do not sell or buy sub-prime mortgages directly. The Company’s exposure to sub-prime mortgages is related to so-called “asset-backed securities” (ABS). These securities are pools of mortgages that have been securitized and offered to investors as asset-backed securities, where the mortgages are collateral. Most of the underlying mortgages within the pool have FICO scores below 660. Therefore, the ABS has been classified by the Company as a sub-prime mortgage position. Also included in the Company’s total sub-prime mortgage position are ABS with second lien mortgages as collateral. The second lien mortgages may not necessarily have sub-prime FICO scores; however, the Company has included these ABS in its sub-prime position as it’s the second priority in terms of repayment. The Company does not have any “direct” residential mortgages to sub-prime borrowers outside of the ABS structures.

For ABS in an unrealized loss position, the Company considers them for impairment when there has been an adverse change in estimated cash flows from the cash flows previously projected at purchase, which is in accordance with SSAP 43, Loan-backed and Structured Securities. The Company did not impair any of its sub-prime mortgage positions in 2006 or 2007.

The actual cost, carrying value and fair value of the Company’s sub-prime mortgage- backed ABS holdings at December 31, 2007 are $75,364, $75,328 and $68,859, respectively.

The estimated fair value of bonds and preferred stock with gross unrealized losses is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2007
Bonds:
United States Government and agencies	$—	$823	$823
State, municipal and other government	—	1,851	1,851
Public utilities	4,963	—	4,963
Industrial and miscellaneous	61,784	48,785	110,569
Mortgage and other asset-backed securities	106,518	121,865	228,383

	173,265	173,324	346,589
Preferred stock	3,207	477	3,684

	$176,472	$173,801	$350,273

24

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2006
Bonds:
United States Government and agencies	$53,336	$3,382	$56,718
State, municipal and other government	345	—	345
Public utilities	7,904	4,999	12,903
Industrial and miscellaneous	96,635	29,104	125,739
Mortgage and other asset-backed securities	142,988	94,099	237,087

	301,208	131,584	432,792
Preferred stock	3,324	—	3,324

	$304,532	$131,584	$436,116

The carrying amount and fair value of bonds at December 31, 2007, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$24,050	$24,063
Due one through five years	142,162	141,987
Due five through ten years	39,191	39,448
Due after ten years	160,044	165,560

	365,447	371,058
Mortgage and other asset-backed securities	331,402	323,547

	$696,849	$694,605

25

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

A detail of net investment income is presented below:

	Year Ended December 31
	2007	2006	2005
Income:
Bonds	$32,953	$32,693	$30,014
Preferred stocks	264	421	—
Common stock of affiliated entities	6,160	10,010	35,871
Mortgage loans on real estate	1,501	1,183	2,013
Real estate- home office properties	7,243	7,400	7,316
Policy loans	22,127	18,870	17,266
Cash, cash equivalents and short-term investments	9,852	4,722	2,090
Other	(2,503)	(2,443)	451

Gross investment income	77,597	72,856	95,021

Investment expenses	(8,765)	(8,747)	(8,209)

Net investment income	$68,832	$64,109	$86,812

Investment expenses include expenses for the occupancy of company-owned property of $3,759, $3,668 and $3,649 during 2007, 2006 and 2005, respectively, as well as depreciation expense on these properties of $890, $887 and $880, respectively.

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

	Year Ended December 31
	2007	2006	2005
Proceeds	$393,160	$521,904	$758,904

Gross realized gains	$2,154	$1,685	$1,555
Gross realized losses	(2,426)	(4,689)	(5,273)

Net realized losses	$(272)	$(3,004)	$(3,718)

At December 31, 2007, bonds with an aggregate carrying value of $3,795 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.

26

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

Net realized capital gains (losses) on investments and change in unrealized capital gains and losses are summarized below:

	Realized
	Year Ended December 31
	2007	2006	2005
Debt securities	$(272)	$(3,004)	$(3,718)
Common stock	—	(20)	—
Cash equivalents	(1,230)	—	—
Derivatives	(2,240)	(858)	(78)
Other invested assets	(164)	952	26

	(3,906)	(2,930)	(3,770)
Tax benefit	1,106	1,040	770
Transfer to interest maintenance reserve	177	2,235	2,416

Net realized capital gains (losses) on investments	$(2,623)	$345	$(584)

	Changes in Unrealized
	Year Ended December 31
	2007	2006	2005
Common stocks	$638	$(43,656)	$18,801
Other invested assets	—	—	(1,390)

Change in unrealized capital gains and losses	$638	$(43,656)	$17,411

The Company did not recognize any impairment write-downs for its investments in limited partnerships during the years ended December 31, 2007, 2006 or 2005.

Gross unrealized gains (losses) on common stocks of affiliated entities were as follows:

	Unrealized
	December 31
	2007	2006
Unrealized gains	$6,212	$5,574
Unrealized losses	(2,475)	(2,475)

Net unrealized gains	$3,737	$3,099

27

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

During 2007, the Company did not issue any mortgage loans. During 2006, the Company issued one mortgage loan at an interest rate of 6.35%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 72%. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement.

During 2007, 2006 and 2005, no mortgage loans were foreclosed and transferred to real estate. At December 31, 2007, 2006 and 2005, the Company held a mortgage loan loss reserve in the asset valuation reserve of $233, $243 and $171, respectively.

At December 31, 2007, the Company had three Low Income Housing Tax Credits. The remaining years of unexpired tax credits ranged from four to ten and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from nine to fifteen years. The amount of contingent equity commitments expected to be paid during the years 2008 to 2012 are $2,053. There were no impairment losses, write-downs or reclassifications during 2007 related to these credits.

At December 31, 2006, the Company had two Low Income Housing Tax Credits. The remaining years of unexpired tax credits ranged from five to nine and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from ten to eleven years. The amount of contingent equity commitments expected to be paid during the years 2007 to 2016 are $2,618. There were no impairment losses, write-downs, or reclassifications during 2006 related to any of these credits.

The Company issues products providing the customer a return based on the S&P 500 index. The Company uses S&P 500 index futures contracts to hedge the liability risk associated with these products.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The Company did not recognize any unrealized gains or losses during 2007, 2006 or 2005 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

28

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The Company did not recognize any unrealized gains or losses during 2007 or 2006 for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting.

5. Reinsurance

The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.

Premiums earned reflect the following reinsurance ceded amounts for the year ended December 31:

	Year Ended December 31
	2007	2006	2005
Direct premiums	$1,084,449	$1,229,963	$1,200,679
Reinsurance assumed – affiliated	3,853	2,382	791
Reinsurance ceded - affiliated	(48,572)	(43,611)	(36,972)
Reinsurance ceded – non-affiliated	(25,946)	(21,609)	(17,969)

Net premiums earned	$1,013,784	$1,167,125	$1,146,529

The Company received reinsurance recoveries in the amount of $37,977, $34,248 and $42,537 during 2007, 2006 and 2005, respectively. At December 31, 2007 and 2006, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $14,863 and $13,933, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2007 and 2006 of $112,489 and $84,897, respectively. As of December 31, 2007 and 2006, the amount of reserve credits for reinsurance ceded that represented affiliated companies were $75,935 and $62,002, respectively.

The net amount of the reduction in surplus at December 31, 2007 if all reinsurance agreements were cancelled is $4,740.

29

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Reinsurance (continued)

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligation for future guaranteed minimum death benefits included in certain of its variable annuity contracts. The difference between the initial premiums ceded of $37,176 and the reserve credit taken of $55,408 was credited directly to unassigned surplus on a net of tax basis. Over the course of this reinsurance treaty, the experience of the underlying policies will be reflected as a reduction to the amount initially credited to surplus. For years ended December 31, 2007, 2006 and 2005, the amount charged directly to unassigned surplus was $ 1,185. At December 31, 2007, the Company holds collateral in the form of letters of credit of $61,000 from the assuming company.

During 2006, the Company entered into a reinsurance agreement with Transamerica International Reinsurance Ireland, Ltd. (TIRI) an affiliate, to retrocede an inforce block of term life business effective January 1, 2006. The difference between the initial commission expense allowance received of $700 and ceded reserves of $332 resulted in an initial transaction gain of $368, which was credited to unassigned surplus on a net of tax basis in the amount of $240, in accordance with SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance. For each of the years ended December 31, 2007 and 2006, the Company amortized $24 into earnings with a corresponding charge to unassigned surplus.

During 2007, the Company recaptured the risks related to the universal life business that was previously ceded to TIRI on a funds withheld basis. The Company paid recapture consideration of $525 and received $81 for assets recaptured related to the block. Reserves recaptured included $5,453 in life reserves and $30 in other claim reserves, resulting in a net pre-tax loss of $5,927, which is included in the statement of operations.

Letters of credit held for all unauthorized reinsurers as of December 31, 2007 and 2006 was $79,000 and $67,200, respectively.

30

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes

The main components of deferred tax amounts are as follows:

	December 31
	2007	2006
Deferred tax assets:
Non-admitted assets	$6,650	$7,214
Tax-basis deferred acquisition costs	93,168	93,272
Reserves	135,841	138,064
Other	13,151	11,518

Total deferred income tax assets	248,810	250,068
Non-admitted deferred tax assets	165,305	156,815

Admitted deferred tax assets	83,505	93,253
Deferred tax liabilities:
§807(f) adjustment – liabilities	52,151	62,039
Other	475	687

Total deferred income tax liabilities	52,626	62,726

Net admitted deferred tax asset	$30,879	$30,527

The change in net deferred income tax assets is as follows:

	December 31
	2007	2006	Change
Total deferred tax assets	$248,810	$250,068	$(1,258)
Total deferred tax liabilities	52,626	62,726	(10,100)

Net deferred tax asset	$196,184	$187,342	$8,842

	December 31
	2006	2005	Change
Total deferred tax assets	$250,068	$236,815	$13,253
Total deferred tax liabilities	62,726	74,347	11,621

Net deferred tax asset	$187,342	$162,468	$24,874

Non-admitted deferred tax assets increased $8,490, $22,220 and $27,476 for 2007, 2006 and 2005, respectively.

31

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

	Year Ended December 31
	2007	2006	2005
Income tax expense (benefit) on operational gains and capital gains (losses) on investments computed at the federal statutory rate (35%)	$67,317	$61,842	$49,460
Deferred acquisition costs – tax basis	(314)	327	981
Amortization of IMR	179	153	(16)
Depreciation	(56)	(178)	(178)
Dividends received deduction	(8,946)	(11,099)	(25,155)
Low income housing credits	(3,198)	(3,167)	(3,157)
Reinsurance transactions	(423)	(339)	(415)
Reserves	6,380	17,750	17,967
Other	(82)	1,649	(302)

Federal income tax expense on operations and capital gains (losses) on investments	60,857	66,938	39,185
Less tax (benefit) on capital gains (losses)	(1,106)	(1,040)	(770)

Total federal income tax expense	$61,963	$67,978	$39,955

The total statutory income taxes are computed as follows:

	Year Ended December 31
	2007	2006	2005
Federal income tax expense on operations and capital gains (losses) on investments	$60,857	$66,938	$39,185
Change in net deferred income taxes	(8,842)	(24,874)	(22,511)

Total statutory income taxes	$52,015	$42,064	$16,674

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its indirect parent, Transamerica Corporation. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. At December 31, 2006, the life subgroup had no loss carryforwards. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income.

The consolidated tax group, in which the Company is included, incurred income taxes during 2007, 2006 and 2005 of $40,084, $0 and $286,973, respectively, which will be available for recoupment in the event of future net losses.

32

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

The amount of tax contingencies calculated for the Company as of December 31, 2007 and 2006 is not material to the Company’s financial position. Therefore, the total amount of tax contingencies that, if recognized, would affect the effective income tax rate is immaterial. The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company’s interest expense related to income taxes as of December 31, 2007 and 2006 was not material and the Company recorded no liability for penalties.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2000. The examination for 2001 through 2004 has been completed and resulted in tax return adjustments that are currently being appealed. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax provisions. An examination is underway for 2005 and 2006.

7. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds relate to liabilities established on a variety of the Company’s products, primarily separate accounts that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2007		2006
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal:
With market value adjustment	$20,695	0%	$21,059	0%
At book value less current surrender charge of 5% or more	81,307	1%	97,945	1%
At fair value	6,164,883	91%	6,322,414	91%

Total with adjustment or at market value	6,266,885	92%	6,441,418	92%
At book value without adjustment (minimal or no charge or adjustment)	431,030	6%	462,789	7%
Not subject to discretionary withdrawal	92,330	2%	78,598	1%

Total annuity reserves and deposit fund liabilities - before reinsurance	6,790,245	100%	6,982,805	100%

Less reinsurance ceded	35,260		33,153

Net annuity reserves and deposit fund liabilities	$6,754,985		$6,949,652

33

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

Information regarding the separate accounts of the Company is as follows:

	Guaranteed Indexed	Nonindexed Guaranteed Less than or Equal to 4%	Nonindexed Guaranteed Greater than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2007	$—	$—	$—	$909,554	$909,554

Reserves at December 31, 2007 for accounts with assets at fair value	$—	$—	$—	$9,485,165	$9,485,165

Reserves for separate accounts by withdrawal characteristics at December 31, 2007:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	$—
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	6,062,603	6,062,603
At fair value	—	—	—	3,422,562	3,422,562
At book value without market value adjustment and with current surrender charge of less than 5%	—	—	—	—	—

Subtotal	—	—	—	9,485,165	9,485,165
Not subject to discretionary withdrawal	—	—	—	—	—
Total separate account liabilities at December 31, 2007	$—	$—	$—	$9,485,165	$9,485,165

34

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guaranteed Less than or Equal to 4%	Nonindexed Guaranteed Greater than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2006	$—	$—	$—	$1,092,105	$1,092,105

Reserves at December 31, 2006 for accounts with assets at fair value	$—	$—	$—	$9,264,404	$9,264,404

Reserves for separate accounts by withdrawal characteristics at December 31, 2006:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	$—
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	9,264,404	9,264,404
At book value without market value adjustment and with current surrender charge of less than 5%	—	—	—	—	—

Subtotal	—	—	—	9,264,404	9,264,404
Not subject to discretionary withdrawal	—	—	—	—	—
Total separate account liabilities at December 31, 2006	$—	$—	$—	$9,264,404	$9,264,404

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2007	2006	2005
Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to Separate Accounts	$910,067	$1,092,584	$1,095,820
Transfers from Separate Accounts	1,484,712	1,758,650	1,671,242

Net transfers to (from) Separate Accounts	(574,645)	(666,066)	(575,422)
Reconciling adjustments:
Other	(1,399)	215	3,768

Transfers as reported in the Summary of Operations of the Company	$(576,044)	$(665,851)	$(571,654)

35

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

At December 31, 2007 and 2006, the Company had variable annuities with guaranteed living benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2007	Guaranteed Minimum Income Benefit	$1,633,606	$28,980	$4,250
2006	Guaranteed Minimum Income Benefit	$1,787,240	$25,183	$3,152

For Variable Annuities with Guaranteed Living Benefits (VAGLB), the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

At December 31, 2007 and 2006, the Company had variable annuities with guaranteed death benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2007	Guaranteed Minimum Death Benefit	$6,291,420	$73,072	$35,260
2006	Guaranteed Minimum Death Benefit	$6,564,098	$63,367	$33,153

For Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

36

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2007 and 2006, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net
December 31, 2007
Ordinary direct renewal business	$3,046	$1,813	$4,859
Ordinary new business	262	(151)	111

	$3,308	$1,662	$4,970

December 31, 2006
Ordinary direct renewal business	$2,749	$1,475	$4,224
Ordinary new business	910	(107)	803

	$3,659	$1,368	$5,027

At December 31, 2007 and 2006, the Company had insurance in force aggregating $2,170,424 and $3,640,805 respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Ohio Department of Insurance. The Company established policy reserves of $15,281 and $21,377 to cover these deficiencies at December 31, 2007 and 2006, respectively.

8. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Ohio, on the payment of dividends to its parent company. Generally, dividends during any twelve month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) net income for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2008, without the prior approval of insurance regulatory authorities, is $131,655.

9. Capital and Surplus

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2007, the Company meets the RBC requirements.

37

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

10. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

During 2006 and 2005, the Company sold $32,428 and $51,983, respectively, of agent balances without recourse to an affiliated entity. Prior to July 29, 2005, the agent debit balances were sold to Money Services, Inc. (MSI), an affiliated company. Subsequent to July 29, 2005, agent debit balances were sold without recourse to ADB Corporation, LLC (ADB), an affiliated company, and all rights, title and interest in the prior net debit balances owned by MSI prior to July 29, 2005, were fully assigned, without recourse, to ADB. The Company did not realize a gain or loss as a result of the sales. As of July 1, 2006, the Company no longer sells agent debit balances and thus retains such balances as non-admitted receivables. Agent receivables in the amount of $18,673 and $20,261 were non-admitted as of December 31, 2007 and 2006, respectively.

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense allocated to the Company aggregated $1,829, $1,432 and $1,280 for 2007, 2006 and 2005, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $905, $864 and $836 for 2007, 2006 and 2005, respectively.

38

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

11. Retirement and Compensation Plans (continued)

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for 2007, 2006 and 2005 was insignificant. AEGON also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The postretirement expenses are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $179, $147 and $126 for 2007, 2006 and 2005, respectively.

12. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a Cost Sharing agreement between AEGON USA, Inc. companies, providing for services needed. The Company is also party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the Advisor serves as the administrator and advisor for the Company’s mortgage loan operations by administering the day-to-day real estate and mortgage loan operations of the Company. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. The Company is part of a Tax Allocation Agreement with its parent and other affiliated companies as described in Note 6. During 2007, 2006 and 2005, the Company paid $106,392, $94,305 and $91,667, respectively, for such services, which approximates their costs to the affiliates. During 2006, the Company executed an administration service agreement with Transamerica Fund Advisors, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $38,629 and $36,528 from this agreement during 2007 and 2006, respectively. The Company provides office space, marketing and administrative services to certain affiliates. During 2007, 2006 and 2005, the Company received $100,815, $91,726 and $85,975, respectively, for such services, which approximates their cost.

39

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

12. Related Party Transactions (continued)

Receivables from and payables to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. At December 31, 2007 and 2006, the Company has a net amount of $21,887 and $9,683, respectively, due to affiliates. Terms of settlement require that these amounts are settled within 90 days. During 2007, 2006 and 2005, the Company paid net interest of $1,954, $1,599 and $1,027, respectively, to affiliates.

At December 31, 2007, the Company had a short-term note receivable of $9,600 from AEGON USA, Inc. The note is due by September 27, 2008 and bears interest at 5.62%. This note is reported as a short-term investment.

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2007 and 2006, the cash surrender value of these policies was $63,948 and $61,729, respectively.

The Company paid ordinary common stock dividends of $110,000 and $2,000 to its parent on December 19, 2007 and September 8, 2006, respectively. No dividends were paid during 2005.

13. Commitments and Contingencies

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $3,344 and $3,364 with no offsetting premium tax benefit at December 31, 2007 and 2006, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (credit) was $(22), $36 and $59 for 2007, 2006 and 2005, respectively.

40

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Commitments and Contingencies (continued)

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 100%/102% of the fair market value of the loaned government/other domestic securities, respectively, as of the transaction date. If the fair value of the collateral is at any time less than 100%/102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 100%/102% of the fair value of the loaned government/other domestic securities, respectively. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair market value of the loaned security.

At December 31, 2007 and 2006, respectively, securities in the amount of $158,452 and $59,321 were on loan under security lending agreements. At December 31, 2007 the collateral the Company received from securities lending was in the form of cash.

The Company has contingent commitments of $2,053 and $2,618 as of December 31, 2007 and 2006, respectively, for low income housing tax credit investments.

The Company is required by the Commodity Futures Trading Commission (CFTC) to maintain assets on deposit with brokers for futures trading activity done on behalf of the Company. The broker has a secured interest with priority in the pledged assets, however, the Company has the right to recall and substitute the pledged assets. At December 31, 2007 and 2006 respectively, the Company pledged assets in the amount of $6,449 and $2,191 to satisfy the requirements of futures trading accounts.

There continues to be significant federal and state regulatory activity relating to financial services companies. The Company and certain of its affiliates have been examined by, and received requests for information from, the staff of the Securities and Exchange Commission (SEC). In particular, the Company continues to respond to requests for documents and information from the SEC staff in connection with an ongoing investigation, which has included requests for testimony by the Company, its personnel and other related persons regarding potential market timing and matters affecting certain employees and affiliates of the Company.

41

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Commitments and Contingencies (continued)

A number of other companies in this industry have announced settlements of enforcement actions with various regulatory agencies such as the SEC; those settlements have encompassed a wide range of remediation including injunctive relief, monetary penalties and restitution. The Company and its affiliates are working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. Although it is not possible to provide a meaningful estimate of the range of potential outcomes at this time, the Company does not believe the resolution will be material to its financial position.

14. Debt

The Company had an outstanding liability for borrowed money in the amount of $18,885 as of December 31, 2006, due to participation in dollar reverse repurchase agreements. The Company did not participate in dollar reverse repurchase agreement at December 31, 2007. The Company enters reverse dollar repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received as stated in Note 1.

42

Statutory-Basis Financial

Statement Schedules

Western Reserve Life Assurance Co. of Ohio

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2007

Schedule I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$161,206	$167,011	$161,206
States, municipalities and political subdivisions	30,832	31,404	30,832
Foreign governments	3,662	3,722	3,662
Public utilities	14,942	15,255	14,942
All other corporate bonds	486,207	477,213	486,207
Preferred stock	4,673	4,646	4,673

Total fixed maturities	701,522	699,251	701,522
Mortgage loans on real estate	24,493		24,493
Real estate	38,574		38,574
Policy loans	410,844		410,844
Cash, cash equivalents and short-term investments	45,633		45,633
Other invested assets	10,358		10,358

Total investments	$1,231,424		$1,231,424

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accruals of discounts.

43

Western Reserve Life Assurance Co. of Ohio

Supplementary Insurance Information

(Dollars in Thousands)

Schedule III

	Future Policy Benefits and Expenses	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims, Losses and Settlement Expenses	Other Operating Expenses*	Premium Written
Year ended December 31, 2007
Individual life	$1,040,192	$14,956	$583,844	$42,731	$304,367	$241,395	$—
Group life	15,550	100	46	646	915	53	—
Annuity	596,029	317	429,894	25,455	1,055,682	(510,040)	—

	$1,651,771	$15,373	$1,013,784	$68,832	$1,360,964	$(268,592)	$—

Year ended December 31, 2006
Individual life	$971,044	$12,448	$582,703	$33,573	$727,802	$(178,400)	$—
Group life	15,361	198	233	694	445	55	—
Annuity	636,572	238	584,189	29,842	892,153	(200,887)	—

	$1,622,977	$12,884	$1,167,125	$64,109	$1,620,400	$(379,232)	$—

Year ended December 31, 2005
Individual life	$941,322	$18,346	$578,049	$34,086	$252,018	$244,614	$—
Group life	15,288	100	312	1,026	1,722	1,357	—
Annuity	692,848	2	568,168	51,700	782,520	(67,635)	—

	$1,649,458	$18,448	$1,146,529	$86,812	$1,036,260	$178,336	$—

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

44

Western Reserve Life Assurance Co. of Ohio

Reinsurance

(Dollars in Thousands)

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2007
Life insurance in force	$99,363,588	$48,566,371	$17,211,679	$68,008,896	25%

Premiums:
Individual life	$646,758	$66,766	$3,853	$583,845	1%
Group life	586	540	—	46	0
Annuity	437,105	7,212	—	429,893	0

	$1,084,449	$74,518	$3,853	$1,013,784	1%

Year ended December 31, 2006
Life insurance in force	$90,434,049	$40,136,640	$17,246,515	$67,543,924	26%

Premiums:
Individual life	$637,660	$57,339	$2,382	$582,703	0%
Group life	725	492	—	233	0
Annuity	591,578	7,389	—	584,189	0

	$1,229,963	$65,220	$2,382	$1,167,125	0%

Year ended December 31, 2005
Life insurance in force	$85,891,325	$35,360,079	$4,106,724	$50,531,246	0%

Premiums:
Individual life	$622,657	$45,399	$791	$578,049	0%
Group life	755	443	—	312	0
Annuity	577,267	9,099	—	568,168	0

	$1,200,679	$54,941	$791	$1,146,529	0%

45

FINANCIAL STATEMENTS

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Year Ended December 31, 2007

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Financial Statements

Year Ended December 31, 2007

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of the WRL Series Annuity Account

Western Reserve Life Assurance Co. of Ohio

We have audited the accompanying statements of assets and liabilities of the subaccounts of Western Reserve Life Assurance Co. of Ohio Series Annuity Account (comprised of the WRL JPMorgan Core Bond, WRL Asset Allocation-Conservative, WRL Asset Allocation-Growth, WRL Asset Allocation-Moderate Growth, WRL Asset Allocation-Moderate, WRL International Moderate Growth, WRL International Equity, WRL Capital Guardian US Equity, WRL Capital Guardian Value, WRL Clarion Global Real Estate Securities, WRL Federated Market Opportunity, WRL Transamerica Science & Technology, WRL JPMorgan Mid-Cap Value, WRL JPMorgan Enhanced index, WRL Marsico Growth, WRL BlackRock Large Cap Value, WRL MFS High Yield, WRL Munder Net50, WRL PIMCO Total Return, WRL Legg Mason Partners All Cap, WRL T.Rowe Price Equity Income, WRL T.Rowe Price Small Cap, WRL Templeton Transamerica Global, WRL Third Avenue Value, WRL Transamerica Balanced, WRL Transamerica Convertible Securities, WRL Transamerica Equity, WRL Transamerica Growth Opportunities, WRL Transamerica Money Market, WRL Transamerica Small/Mid-Cap Value, WRL Transamerica U.S. Government Securities, WRL Transamerica Value Balanced, WRL Van Kampen Mid-Cap Growth, Fidelity VIPO Contrafund®, Fidelity VIP Equity-Income, Fidelity VIP Growth Opportunities, Fidelity VIP Index 500, ProFund VP Bull, ProFund VP Money Market, ProFund VP NASDAQ-100, ProFund VP Short Small-Cap, Profund VP Small-Cap, Access VP High Yield, ProFund VP Europe 30, ProFund VP Oil & Gas, ProFund VP Ultra Small-Cap, ProFund VP Utilities, ProFund VP Consumer Services, ProFund VP Pharmaceuticals, ProFund VP Small-Cap Value, ProFund VP Falling US Dollar, ProFund VP Emerging Markets, ProFund VP International, ProFund VP Asia 30, ProFund VP Japan, ProFund VP Short NASDAQ-100, ProFund VP U.S. Government Plus, ProFund VP Basic Materials, ProFund VP Financials, ProFund VP Precious Metals, ProFund VP Telecommunications, ProFund VP Mid-Cap, ProFund VP Short Emerging Markets, ProFund VP Short International subaccounts) as of December 31, 2007, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts comprising the Western Reserve Life Assurance Co. of Ohio Series Annuity Account at December 31, 2007, and the results of their operations and changes in net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

March 21, 2008

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2007

	WRL JPMorgan Core Bond Subaccount	WRL Asset Allocation - Conservative Subaccount	WRL Asset Allocation - Growth Subaccount	WRL Asset Allocation - Moderate Growth Subaccount
Assets
Investment in securities:
Number of shares	7,266,557.239	11,990,046.296	19,903,248.323	36,633,328.094

Cost	$87,040,469	$130,704,883	$228,768,429	$403,167,036

Investments in mutual funds, at net asset value	$85,872,981	$137,735,660	$273,997,582	$515,312,544
Receivable for units sold	—	—	—	—

Total assets	85,872,981	137,735,660	273,997,582	515,312,544

Liabilities
Payable for units redeemed	420	195	5,102	2,069

	$85,872,561	$137,735,465	$273,992,480	$515,310,475

Net Assets:
Deferred annuity contracts terminable by owners	$85,872,561	$137,735,465	$273,992,480	$515,310,475

Total net assets	$85,872,561	$137,735,465	$273,992,480	$515,310,475

Accumulation units outstanding:
M&E - 1.25%	1,094,236	2,019,921	4,144,462	8,080,986

M&E - 1.40%	2,194,678	4,583,355	9,049,661	18,085,015

M&E - 1.65%	487,746	2,428,377	3,394,187	5,611,391

M&E - 1.80%	55,624	432,628	203,799	787,887

M&E - 0.65%	—	—	—	—

M&E - 1.25%	58,376	234,747	303,059	611,153

M&E - 1.65%	22,271	110,385	112,462	216,583

M&E - 1.40%	15,114	94,679	90,505	96,437

M&E - 1.80%	2,334	30,289	6,842	28,266

Accumulation units value:
M&E - 1.25%	$29.858765	$13.985901	$15.896044	$15.459891

M&E - 1.40%	$20.199754	$13.867463	$15.761466	$15.328978

M&E - 1.65%	$14.307621	$13.672808	$15.540220	$15.113769

M&E - 1.80%	$14.168660	$13.557346	$15.408939	$14.986161

M&E - 0.65%	$118.560233	$158.596613	$206.330505	$189.782701

M&E - 1.25%	$11.294827	$14.695673	$18.802985	$17.462422

M&E - 1.65%	$11.086236	$14.424312	$18.455847	$17.139974

M&E - 1.40%	$11.216014	$14.593176	$18.671846	$17.340625

M&E - 1.80%	$11.009113	$14.323987	$18.327499	$17.020821

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2007

	WRL Asset Allocation - Moderate Subaccount	WRL International Moderate Growth Subaccount	WRL MFS International Equity Subaccount	WRL Capital Guardian US Equity Subaccount
Assets
Investment in securities:
Number of shares	33,587,131.071	1,251,502.049	12,107,445.637	2,604,414.589

Cost	$362,257,841	$13,581,004	$102,094,637	$25,708,748

Investments in mutual funds, at net asset value	$433,193,707	$13,915,938	$107,505,748	$26,434,568
Receivable for units sold	—	—	—	111

Total assets	433,193,707	13,915,938	107,505,748	26,434,679

Liabilities
Payable for units redeemed	637	107	2,595	—

	$433,193,070	$13,915,831	$107,503,153	$26,434,679

Net Assets:
Deferred annuity contracts terminable by owners	$433,193,070	$13,915,831	$107,503,153	$26,434,679

Total net assets	$433,193,070	$13,915,831	$107,503,153	$26,434,679

Accumulation units outstanding:
M&E - 1.25%	6,242,962	378,325	1,793,603	704,019

M&E - 1.40%	15,052,020	618,174	4,267,649	971,562

M&E - 1.65%	6,503,778	219,265	1,438,903	306,522

M&E - 1.80%	848,215	21,738	242,976	19,306

M&E - 0.65%	—	—	—	—

M&E - 1.25%	540,756	12,728	32,824	8,228

M&E - 1.65%	219,562	—	3,332	5,150

M&E - 1.40%	145,862	4,621	6,053	1,963

M&E - 1.80%	16,598	1,825	2,594	810

Accumulation unit value:
M&E - 1.25%	$14.762228	$11.102573	$14.720734	$13.189957

M&E - 1.40%	$14.637215	$11.074907	$14.487893	$13.078275

M&E - 1.65%	$14.431708	$11.029060	$10.933595	$12.894587

M&E - 1.80%	$14.309866	$11.001691	$10.773549	$12.785702

M&E - 0.65%	$173.838164	$—	$224.160866	$168.099158

M&E - 1.25%	$16.041751	$11.060853	$20.627683	$15.168200

M&E - 1.65%	$15.745584	$10.987651	$20.246435	$14.888099

M&E - 1.40%	$15.929913	$11.033307	$20.482900	$15.062415

M&E - 1.80%	$15.636092	$10.960384	$20.106093	$14.784439

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2007

	WRL Capital Guardian Value Subaccount	WRL Clarion Global Real Estate Securities Subaccount	WRL Federated Market Opportunity Subaccount	WRL Transamerica Science & Technology Subaccount
Assets
Investment in securities:
Number of shares	2,699,104.903	5,480,777.225	10,662,366.547	3,948,723.209

Cost	$49,750,478	$103,287,221	$165,061,244	$16,930,494

Investments in mutual funds, at net asset value	$49,503,912	$107,690,516	$156,411,240	$21,123,444
Receivable for units sold	1,119	—	—	400

Total assets	49,505,031	107,690,516	156,411,240	21,123,844

Liabilities
Payable for units redeemed	—	725	1,679	—

	$49,505,031	$107,689,791	$156,409,561	$21,123,844

Net Assets:
Deferred annuity contracts terminable by owners	$49,505,031	$107,689,791	$156,409,561	$21,123,844

Total net assets	$49,505,031	$107,689,791	$156,409,561	$21,123,844

Accumulation units outstanding:
M&E - 1.25%	1,068,137	1,224,342	1,615,698	1,086,267

M&E - 1.40%	1,840,545	1,901,925	2,885,299	1,975,072

M&E - 1.65%	628,665	360,754	743,930	857,219

M&E - 1.80%	65,093	34,977	61,558	47,564

M&E - 0.65%	—	—	—	—

M&E - 1.25%	27,553	23,256	150,285	5,446

M&E - 1.65%	8,133	33,153	39,282	3,156

M&E - 1.40%	1,409	23,834	25,595	4,151

M&E - 1.80%	—	4,246	493	261

Accumulation unit value:
M&E - 1.25%	$13.692460	$29.383789	$30.973693	$5.334250

M&E - 1.40%	$13.576539	$28.960394	$30.344983	$5.273583

M&E - 1.65%	$13.385888	$36.974284	$19.840692	$5.173194

M&E - 1.80%	$13.272824	$36.615561	$19.648082	$5.113735

M&E - 0.65%	$184.754165	$254.915139	$141.670749	$205.555856

M&E - 1.25%	$16.574345	$24.092006	$13.232182	$18.260026

M&E - 1.65%	$16.268334	$23.647261	$12.987824	$17.922734

M&E - 1.40%	$16.458757	$23.924028	$13.139878	$18.132660

M&E - 1.80%	$16.155069	$23.482689	$12.897370	$17.798263

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2007

	WRL JPMorgan Mid- Cap Value Subaccount	WRL JPMorgan Enhanced Index Subaccount	WRL Marsico Growth Subaccount	WRL BlackRock Large Cap Value Subaccount
Assets
Investment in securities:
Number of shares	2,471,559.709	606,193.129	2,893,564.172	5,201,595.521

Cost	$34,669,645	$9,056,502	$28,369,361	$87,713,267

Investments in mutual funds, at net asset value	$39,024,270	$9,960,234	$37,496,958	$99,665,797
Receivable for units sold	254	135	—	760

Total assets	39,024,524	9,960,369	37,496,958	99,666,557

Liabilities
Payable for units redeemed	—	—	350	—

	$39,024,524	$9,960,369	$37,496,608	$99,666,557

Net Assets:
Deferred annuity contracts terminable by owners	$39,024,524	$9,960,369	$37,496,608	$99,666,557

Total net assets	$39,024,524	$9,960,369	$37,496,608	$99,666,557

Accumulation units outstanding:
M&E - 1.25%	560,359	203,871	1,083,709	1,176,976

M&E - 1.40%	1,237,756	331,154	1,540,856	2,009,292

M&E - 1.65%	349,162	155,603	494,612	674,120

M&E - 1.80%	22,385	20,721	34,996	84,412

M&E - 0.65%	—	—	—	—

M&E - 1.25%	13,098	6,318	14,443	42,418

M&E - 1.65%	3,846	15,892	6,548	11,777

M&E - 1.40%	7,568	859	2,230	6,366

M&E - 1.80%	—	2,235	1,412	1,510

Accumulation unit value:
M&E - 1.25%	$18.047535	$13.578068	$12.046305	$26.582853

M&E - 1.40%	$17.814151	$13.463024	$11.890531	$26.121964

M&E - 1.65%	$17.308676	$13.274031	$10.761787	$19.338111

M&E - 1.80%	$17.140596	$13.161924	$10.657229	$19.150174

M&E - 0.65%	$196.381443	$174.545935	$186.542172	$222.970357

M&E - 1.25%	$17.821813	$15.858083	$17.352639	$20.070871

M&E - 1.65%	$17.492800	$15.565830	$17.032267	$19.700389

M&E - 1.40%	$17.697666	$15.747259	$17.231626	$19.930628

M&E - 1.80%	$17.371050	$15.457031	$16.913809	$19.563393

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2007

	WRL MFS High Yield Subaccount	WRL Munder Net50 Subaccount	WRL PIMCO Total Return Subaccount	WRL Legg Mason Partners All Cap Subaccount
Assets
Investment in securities:
Number of shares	1,181,607.488	1,606,371.442	3,848,764.698	5,219,121.832

Cost	$10,259,432	$15,578,011	$42,000,605	$69,267,951

Investments in mutual funds, at net asset value	$10,333,287	$18,918,733	$44,840,121	$72,438,852
Receivable for units sold	—	—	—	887

Total assets	10,333,287	18,918,733	44,840,121	72,439,739

Liabilities
Payable for units redeemed	157	588	221	—

	$10,333,130	$18,918,145	$44,839,900	$72,439,739

Net Assets:
Deferred annuity contracts terminable by owners	$10,333,130	$18,918,145	$44,839,900	$72,439,739

Total net assets	$10,333,130	$18,918,145	$44,839,900	$72,439,739

Accumulation units outstanding:
M&E - 1.25%	219,465	439,474	1,097,225	1,111,649

M&E - 1.40%	419,236	770,032	1,671,402	2,662,028

M&E - 1.65%	107,444	348,971	661,598	411,088

M&E - 1.80%	4,401	64,075	66,101	38,544

M&E - 0.65%	—	—	—	—

M&E - 1.25%	33,271	18,567	62,113	31,020

M&E - 1.65%	8,361	2,056	27,298	6,478

M&E - 1.40%	1,093	3,609	11,816	5,004

M&E - 1.80%	3,269	—	777	800

Accumulation unit value:
M&E - 1.25%	$13.065390	$11.730560	$12.600660	$17.339231

M&E - 1.40%	$12.974656	$11.577105	$12.493927	$17.115010

M&E - 1.65%	$12.824143	$10.643198	$12.318504	$15.350091

M&E - 1.80%	$12.734938	$10.539765	$12.214474	$15.200968

M&E - 0.65%	$134.359877	$217.738509	$121.677035	$180.843054

M&E - 1.25%	$12.948201	$18.976162	$11.582789	$16.412398

M&E - 1.65%	$12.708831	$18.625917	$11.368861	$16.109351

M&E - 1.40%	$12.857882	$18.843873	$11.502167	$16.297909

M&E - 1.80%	$12.620733	$18.496409	$11.289767	$15.997695

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2007

	WRL T. Rowe Price Equity Income Subaccount	WRL T. Rowe Price Small Cap Subaccount	WRL Templeton Transamerica Global Subaccount	WRL Third Avenue Value Subaccount
Assets
Investment in securities:
Number of shares	3,443,150.474	3,774,446.695	9,853,450.459	10,204,276.393

Cost	$67,461,059	$40,459,706	$200,832,528	$195,601,851

Investments in mutual funds, at net asset value	$65,701,042	$38,754,135	$246,428,669	$221,932,323
Receivable for units sold	—	1,373	910	1,045

Total assets	65,701,042	38,755,508	246,429,579	221,933,368

Liabilities
Payable for units redeemed	18	—	—	—

	$65,701,024	$38,755,508	$246,429,579	$221,933,368

Net Assets:
Deferred annuity contracts terminable by owners	$65,701,024	$38,755,508	$246,429,579	$221,933,368

Total net assets	$65,701,024	$38,755,508	$246,429,579	$221,933,368

Accumulation units outstanding:
M&E - 1.25%	1,485,868	710,152	2,752,962	2,492,466

M&E - 1.40%	2,679,663	1,359,753	2,637,987	4,020,137

M&E - 1.65%	655,076	663,228	959,991	1,002,935

M&E - 1.80%	29,877	39,837	112,642	99,855

M&E - 0.65%	—	—	—	—

M&E - 1.25%	54,636	27,589	28,405	106,098

M&E - 1.65%	23,184	6,077	10,884	68,046

M&E - 1.40%	13,875	7,580	8,690	32,563

M&E - 1.80%	1,954	1,220	3,115	4,849

Accumulation unit value:
M&E - 1.25%	$13.237174	$14.522266	$44.036822	$28.832739

M&E - 1.40%	$13.065995	$14.334215	$43.066046	$28.403819

M&E - 1.65%	$13.805310	$11.691950	$10.001049	$28.355577

M&E - 1.80%	$13.671280	$11.578240	$9.212693	$28.080106

M&E - 0.65%	$185.145879	$195.986062	$197.596165	$239.966357

M&E - 1.25%	$16.845293	$17.407161	$18.747990	$22.094581

M&E - 1.65%	$16.534332	$17.085769	$18.402066	$21.686760

M&E - 1.40%	$16.727816	$17.285747	$18.617181	$21.940545

M&E - 1.80%	$16.419277	$16.966927	$18.273876	$21.535977

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2007

	WRL Transamerica Balanced Subaccount	WRL Transamerica Convertible Securities Subaccount	WRL Transamerica Equity Subaccount	WRL Transamerica Growth Opportunities Subaccount
Assets
Investment in securities:
Number of shares	2,591,249.185	1,493,529.958	22,849,551.098	3,885,194.413

Cost	$30,146,918	$17,026,489	$580,872,725	$57,269,252

Investments in mutual funds, at net asset value	$35,498,266	$18,635,216	$660,314,375	$70,612,711
Receivable for units sold	131	427	29,564	1,296

Total assets	35,498,397	18,635,643	660,343,939	70,614,007

Liabilities
Payable for units redeemed	—	—	—	—

	$35,498,397	$18,635,643	$660,343,939	$70,614,007

Net Assets:
Deferred annuity contracts terminable by owners	$35,498,397	$18,635,643	$660,343,939	$70,614,007

Total net assets	$35,498,397	$18,635,643	$660,343,939	$70,614,007

Accumulation units outstanding:
M&E - 1.25%	935,844	195,032	18,213,827	1,522,935

M&E - 1.40%	930,691	659,363	16,561,548	1,895,768

M&E - 1.65%	467,870	223,414	1,879,027	585,646

M&E - 1.80%	26,203	4,610	230,949	44,876

M&E - 0.65%	-	—	—	—

M&E - 1.25%	17,141	40,836	109,821	54,304

M&E - 1.65%	6,290	1,299	26,456	27,634

M&E - 1.40%	3,963	7,534	40,284	8,829

M&E - 1.80%	—	—	1,899	6,525

Accumulation unit value:
M&E - 1.25%	$14.981561	$16.608962	$17.900480	$17.070535

M&E - 1.40%	$14.854494	$16.468321	$17.748684	$16.926226

M&E - 1.65%	$14.645828	$16.237143	$17.499553	$16.688326

M&E - 1.80%	$14.522157	$16.100088	$17.351764	$16.547471

M&E - 0.65%	$164.680995	$181.805295	$213.096105	$229.970743

M&E - 1.25%	$15.419106	$16.856364	$19.547769	$20.842580

M&E - 1.65%	$15.134541	$16.545104	$19.186894	$20.457844

M&E - 1.40%	$15.311567	$16.738981	$19.411468	$20.697224

M&E - 1.80%	$15.029118	$16.430143	$19.053601	$20.315544

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2007

	WRL Transamerica Money Market Subaccount	WRL Transamerica Small/Mid-Cap Value Subaccount	WRL Transamerica U.S. Government Securities Subaccount	WRL Transamerica Value Balanced Subaccount
Assets
Investment in securities:
Number of shares	104,084,031.770	2,081,022.639	721,264.270	16,181,350.964

Cost	$104,084,302	$43,136,873	$8,701,967	$211,451,578

Investments in mutual funds, at net asset value	$104,084,032	$45,983,243	$8,660,437	$229,635,439
Receivable for units sold	12,988	232	—	1,333

Total assets	104,097,020	45,983,475	8,660,437	229,636,772

Liabilities
Payable for units redeemed	—	—	115	—

	$104,097,020	$45,983,475	$8,660,322	$229,636,772

Net Assets:
Deferred annuity contracts terminable by owners	$104,097,020	$45,983,475	$8,660,322	$229,636,772

Total net assets	$104,097,020	$45,983,475	$8,660,322	$229,636,772

Accumulation units outstanding:
M&E - 1.25%	2,075,364	890,370	161,251	3,652,448

M&E - 1.40%	3,301,488	1,160,433	344,790	5,195,677

M&E - 1.65%	1,593,481	421,664	186,334	632,918

M&E - 1.80%	147,111	35,477	33,358	45,445

M&E - 0.65%	—	—	—	—

M&E - 1.25%	61,111	32,178	14,081	31,411

M&E - 1.65%	21,632	9,268	2,813	7,473

M&E - 1.40%	16,256	12,861	8,976	7,466

M&E - 1.80%	3,026	1,234	15	—

Accumulation unit value:
M&E - 1.25%	$17.364341	$17.698827	$11.677942	$24.960573

M&E - 1.40%	$14.294142	$18.296907	$11.579061	$24.478641

M&E - 1.65%	$11.374110	$17.471231	$11.416466	$15.589368

M&E - 1.80%	$11.263227	$17.386759	$11.320067	$15.440763

M&E - 0.65%	$111.436529	$188.052435	$114.244187	$168.357829

M&E - 1.25%	$10.709814	$18.238827	$10.866121	$15.553892

M&E - 1.65%	$10.512447	$17.974453	$10.665389	$15.266713

M&E - 1.40%	$10.635121	$18.139078	$10.790180	$15.445411

M&E - 1.80%	$10.439116	$17.876482	$10.591206	$15.160526

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2007

	WRL Van Kampen Mid-Cap Growth Subaccount	Fidelity VIP Contrafund® Subaccount	Fidelity VIP Equity- Income Subaccount	Fidelity VIP Growth Opportunities Subaccount
Assets
Investment in securities:
Number of shares	7,869,674.948	1,998,760.490	1,240,651.430	446,094.315

Cost	$219,444,885	$52,567,268	$28,779,262	$8,461,226

Investments in mutual funds, at net asset value	$203,265,782	$54,885,963	$29,242,154	$9,885,450
Receivable for units sold	3,409	40	—	—

Total assets	203,269,191	54,886,003	29,242,154	9,885,450

Liabilities
Payable for units redeemed	—	—	316	1,191

	$203,269,191	$54,886,003	$29,241,838	$9,884,259

Net Assets:
Deferred annuity contracts terminable by owners	$203,269,191	$54,886,003	$29,241,838	$9,884,259

Total net assets	$203,269,191	$54,886,003	$29,241,838	$9,884,259

Accumulation units outstanding:
M&E - 1.25%	2,113,773	1,034,932	531,469	357,882

M&E - 1.40%	2,232,162	1,958,288	1,140,970	494,904

M&E - 1.65%	901,297	552,279	344,882	122,677

M&E - 1.80%	213,534	89,812	5,162	10,898

M&E - 0.65%	—	—	—	—

M&E - 1.25%	23,390	—	—	—

M&E - 1.65%	2,297	—	—	—

M&E - 1.40%	8,699	—	—	—

M&E - 1.80%	8,956	—	—	—

Accumulation unit value:
M&E - 1.25%	$44.972360	$15.277913	$14.629717	$10.121737

M&E - 1.40%	$43.992482	$15.102985	$14.462256	$10.005842

M&E - 1.65%	$8.321296	$14.816586	$14.188012	$9.816009

M&E - 1.80%	$8.240300	$14.647505	$14.025967	$9.703911

M&E - 0.65%	$190.168235	$—	$—	$—

M&E - 1.25%	$17.434927	$—	$—	$—

M&E - 1.65%	$17.113029	$—	$—	$—

M&E - 1.40%	$17.313329	$—	$—	$—

M&E - 1.80%	$16.993992	$—	$—	$—

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2007

	Fidelity VIP Index 500 Subaccount	ProFund VP Bull Subaccount	ProFund VP Money Market Subaccount	ProFund VP NASDAQ- 100 Subaccount
Assets
Investment in securities:
Number of shares	2,223.744	57,262.718	36,881,818.270	89,252.216

Cost	$294,370	$1,770,305	$36,881,818	$1,684,041

Investments in mutual funds, at net asset value	$362,003	$1,769,418	$36,881,818	$1,661,876
Receivable for units sold	—	72	296	1,564

Total assets	362,003	1,769,490	36,882,114	1,663,440

Liabilities
Payable for units redeemed	18	—	—	—

	$361,985	$1,769,490	$36,882,114	$1,663,440

Net Assets:
Deferred annuity contracts terminable by owners	$361,985	$1,769,490	$36,882,114	$1,663,440

Total net assets	$361,985	$1,769,490	$36,882,114	$1,663,440

Accumulation units outstanding:
M&E - 1.25%	—	37,883	1,112,324	21,417

M&E - 1.40%	—	107,154	1,886,833	82,710

M&E - 1.65%	—	4,171	494,761	14,609

M&E - 1.80%	—	—	25,299	4,283

M&E - 0.65%	—	—	—	—

M&E - 1.25%	—	2,449	22,862	2,500

M&E - 1.65%	—	—	7,744	—

M&E - 1.40%	1,732	—	—	304

M&E - 1.80%	25,827	—	2,886	—

Accumulation unit value:
M&E - 1.25%	$—	$11.688806	$10.403703	$13.253858

M&E - 1.40%	$—	$11.661856	$10.379881	$13.223334

M&E - 1.65%	$—	$11.617181	$10.340398	$13.172680

M&E - 1.80%	$—	$11.590502	$10.316809	$13.142446

M&E - 0.65%	$—	$—	$—	$—

M&E - 1.25%	$—	$11.688806	$10.403703	$13.253858

M&E - 1.65%	$—	$11.617181	$10.340398	$13.172680

M&E - 1.40%	$13.317422	$11.661856	$10.379881	$13.223334

M&E - 1.80%	$13.122447	$11.590502	$10.316809	$13.142446

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2007

	ProFund VP Short Small-Cap Subaccount	ProFund VP Small- Cap Subaccount	Access VP High Yield Subaccount	ProFund VP Europe 30 Subaccount
Assets
Investment in securities:
Number of shares	41,840.200	48,706.227	480.273	127,331.251

Cost	$616,241	$1,531,550	$13,880	$4,623,600

Investments in mutual funds, at net asset value	$621,327	$1,495,769	$13,899	$4,524,079
Receivable for units sold	324	756	—	1

Total assets	621,651	1,496,525	13,899	4,524,080

Liabilities
Payable for units redeemed	—	—	—	—

	$621,651	$1,496,525	$13,899	$4,524,080

Net Assets:
Deferred annuity contracts terminable by owners	$621,651	$1,496,525	$13,899	$4,524,080

Total net assets	$621,651	$1,496,525	$13,899	$4,524,080

Accumulation units outstanding:
M&E - 1.25%	52,456	34,662	—	137,992

M&E - 1.40%	11,950	88,292	1,348	254,070

M&E - 1.65%	4,130	12,448	—	28,980

M&E - 1.80%	—	—	—	3,224

M&E - 0.65%	—	—	—	—

M&E - 1.25%	—	167	—	11,005

M&E - 1.65%	—	2,799	—	4,209

M&E - 1.40%	—	—	—	—

M&E - 1.80%	—	—	—	—

Accumulation unit value:
M&E - 1.25%	$9.077330	$10.838763	$10.311905	$10.298125

M&E - 1.40%	$9.056390	$10.813779	$10.306970	$10.293193

M&E - 1.65%	$9.021678	$10.772332	$10.298772	$10.284986

M&E - 1.80%	$9.000952	$10.747572	$10.293861	$10.280080

M&E - 0.65%	$—	$—	$—	$—

M&E - 1.25%	$9.077330	$10.838763	$10.311905	$10.298125

M&E - 1.65%	$9.021678	$10.772332	$10.298772	$10.284986

M&E - 1.40%	$9.053247	$10.810054	$10.306970	$10.293193

M&E - 1.80%	$9.000952	$10.747572	$10.293861	$10.280080

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2007

	ProFund VP Oil & Gas Subaccount	ProFund VP UltraSmall-Cap Subaccount	ProFund VP Utilities Subaccount	ProFund VP Consumer Services Subaccount
Assets
Investment in securities:
Number of shares	30,360.462	8,955.901	154,839.432	256.031

Cost	$1,938,761	$251,754	$6,090,387	$8,001

Investments in mutual funds, at net asset value	$2,024,739	$208,046	$6,089,835	$7,522
Receivable for units sold	—	—	—	—

Total assets	2,024,739	208,046	6,089,835	7,522

Liabilities
Payable for units redeemed	3	1	—	—

	$2,024,736	$208,045	$6,089,835	$7,522

Net Assets:
Deferred annuity contracts terminable by owners	$2,024,736	$208,045	$6,089,835	$7,522

Total net assets	$2,024,736	$208,045	$6,089,835	$7,522

Accumulation units outstanding:
M&E - 1.25%	31,214	11	232,985	279

M&E - 1.40%	97,260	23,136	276,532	—

M&E - 1.65%	47,125	130	32,264	543

M&E - 1.80%	4,220	—	8,625	—

M&E - 0.65%	—	—	—	—

M&E - 1.25%	5,348	189	11,982	—

M&E - 1.65%	—	—	4,304	—

M&E - 1.40%	—	—	—	—

M&E - 1.80%	427	—	—	—

Accumulation unit value:
M&E - 1.25%	$10.916153	$8.870027	$10.749960	$9.158683

M&E - 1.40%	$10.910929	$8.865760	$10.744819	$9.154299

M&E - 1.65%	$10.902236	$8.858673	$10.736263	$9.146995

M&E - 1.80%	$10.897028	$8.854433	$10.731153	$9.142627

M&E - 0.65%	$—	$—	$—	$—

M&E - 1.25%	$10.916153	$8.870027	$10.749960	$9.158683

M&E - 1.65%	$10.902236	$8.858673	$10.736263	$9.146995

M&E - 1.40%	$10.910929	$8.865760	$10.744819	$9.154299

M&E - 1.80%	$10.897028	$8.854433	$10.731153	$9.142627

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2007

	ProFund VP Pharmaceuticals Subaccount	ProFund VP Small- Cap Value Subaccount	ProFund VP Falling US Dollar Subaccount	ProFund VP Emerging Markets Subaccount
Assets
Investment in securities:
Number of shares	2,107.631	312.432	5,186.070	41,311.093

Cost	$54,288	$9,740	$163,429	$1,498,541

Investments in mutual funds, at net asset value	$53,681	$9,001	$165,176	$1,450,846
Receivable for units sold	—	—	—	—

Total assets	53,681	9,001	165,176	1,450,846

Liabilities
Payable for units redeemed	—	1	—	—

	$53,681	$9,000	$165,176	$1,450,846

Net Assets:
Deferred annuity contracts terminable by owners	$53,681	$9,000	$165,176	$1,450,846

Total net assets	$53,681	$9,000	$165,176	$1,450,846

Accumulation units outstanding:
M&E - 1.25%	4,350	280	11,317	30,155

M&E - 1.40%	—	703	3,152	77,440

M&E - 1.65%	1,018	—	1,138	14,875

M&E - 1.80%	—	—	—	3,268

M&E - 0.65%	—	—	—	—

M&E - 1.25%	—	—	—	506

M&E - 1.65%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.80%	—	—	—	200

Accumulation unit value:
M&E - 1.25%	$10.000911	$9.165563	$10.584712	$11.479818

M&E - 1.40%	$9.996111	$9.161164	$10.579654	$11.474314

M&E - 1.65%	$9.988153	$9.153857	$10.571228	$11.465165

M&E - 1.80%	$9.983390	$9.149479	$10.566189	$11.459691

M&E - 0.65%	$—	$—	$—	$—

M&E - 1.25%	$10.000911	$9.165563	$10.584712	$11.479818

M&E - 1.65%	$9.988153	$9.153857	$10.571228	$11.465165

M&E - 1.40%	$9.996111	$9.161164	$10.579654	$11.474314

M&E - 1.80%	$9.983390	$9.149479	$10.566189	$11.459691

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2007

	ProFund VP International Subaccount	ProFund VP Asia 30 Subaccount	ProFund VP Japan Subaccount	ProFund VP Short NASDAQ-100 Subaccount
Assets
Investment in securities:
Number of shares	5,258.383	39,765.022	513.046	1,819.217

Cost	$165,956	$3,910,871	$13,054	$26,360

Investments in mutual funds, at net asset value	$161,327	$3,617,424	$12,400	$25,796
Receivable for units sold	—	1	—	—

Total assets	161,327	3,617,425	12,400	25,796

Liabilities
Payable for units redeemed	—	—	—	—

	$161,327	$3,617,425	$12,400	$25,796

Net Assets:
Deferred annuity contracts terminable by owners	$161,327	$3,617,425	$12,400	$25,796

Total net assets	$161,327	$3,617,425	$12,400	$25,796

Accumulation units outstanding:
M&E - 1.25%	12,443	57,062	1,358	2,649

M&E - 1.40%	3,519	107,427	—	—

M&E - 1.65%	—	127,202	—	—

M&E - 1.80%	—	7,110	—	—

M&E - 0.65%	—	—	—	—

M&E - 1.25%	—	5,648	—	—

M&E - 1.65%	—	4,653	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.80%	—	438	—	—

Accumulation unit value:
M&E - 1.25%	$10.108125	$11.695230	$9.130762	$9.736425

M&E - 1.40%	$10.103275	$11.689628	$9.126386	$9.731768

M&E - 1.65%	$10.095220	$11.680318	$9.119098	$9.724033

M&E - 1.80%	$10.090403	$11.674743	$9.114746	$9.719401

M&E - 0.65%	$—	$—	$—	$—

M&E - 1.25%	$10.108125	$11.695230	$9.130762	$9.736425

M&E - 1.65%	$10.095220	$11.680318	$9.119098	$9.724033

M&E - 1.40%	$10.103275	$11.689628	$9.126386	$9.731768

M&E - 1.80%	$10.090403	$11.674743	$9.114746	$9.719401

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2007

	ProFund VP U.S. Government Plus Subaccount	ProFund VP Basic Materials Subaccount	ProFund VP Financials Subaccount	ProFund VP Precious Metals Subaccount
Assets
Investment in securities:
Number of shares	44,985.299	82,664.055	1,388.442	53,324.998

Cost	$1,457,993	$4,236,367	$50,696	$2,853,963

Investments in mutual funds, at net asset value	$1,444,028	$4,272,905	$44,957	$2,763,301
Receivable for units sold	76	—	—	—

Total assets	1,444,104	4,272,905	44,957	2,763,301

Liabilities
Payable for units redeemed	—	2	—	1

	$1,444,104	$4,272,903	$44,957	$2,763,300

Net Assets:
Deferred annuity contracts terminable by owners	$1,444,104	$4,272,903	$44,957	$2,763,300

Total net assets	$1,444,104	$4,272,903	$44,957	$2,763,300

Accumulation units outstanding:
M&E - 1.25%	44,438	79,100	4,680	46,547

M&E - 1.40%	72,279	217,332	—	122,871

M&E - 1.65%	12,196	66,405	521	53,231

M&E - 1.80%	—	5,272	—	2,904

M&E - 0.65%	—	—	—	—

M&E - 1.25%	—	13,004	—	9,051

M&E - 1.65%	4,554	2,818	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.80%	—	221	—	—

Accumulation unit value:
M&E - 1.25%	$10.824437	$11.128800	$8.645386	$11.785167

M&E - 1.40%	$10.819268	$11.123464	$8.641244	$11.779515

M&E - 1.65%	$10.810688	$11.114601	$8.634347	$11.770121

M&E - 1.80%	$10.805538	$11.109298	$8.630218	$11.764496

M&E - 0.65%	$—	$—	$—	$—

M&E - 1.25%	$10.824437	$11.128800	$8.645386	$11.785167

M&E - 1.65%	$10.810688	$11.114601	$8.634347	$11.770121

M&E - 1.40%	$10.819268	$11.123464	$8.641244	$11.779515

M&E - 1.80%	$10.805538	$11.109298	$8.630218	$11.764496

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2007

	ProFund VP Telecommunications Subaccount	ProFund VP Mid-Cap Subaccount	ProFund VP Short Emerging Markets Subaccount	ProFund VP Short International Subaccount
Assets
Investment in securities:
Number of shares	1,124.810	519.715	0.020	0.011

Cost	$22,426	$15,756	$—	$—

Investments in mutual funds, at net asset value	$21,720	$15,441	$—	$—
Receivable for units sold	—	—	—	—

Total assets	21,720	15,441	—	—

Liabilities
Payable for units redeemed	—	1	—	—

	$21,720	$15,440	$—	$—

Net Assets:
Deferred annuity contracts terminable by owners	$21,720	$15,440	$—	$—

Total net assets	$21,720	$15,440	$—	$—

Accumulation units outstanding:
M&E - 1.25%	1,524	1,582	—	—

M&E - 1.40%	50	—	—	—

M&E - 1.65%	703	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 0.65%	—	—	—	—

M&E - 1.25%	—	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.80%	—	—	—	—

Accumulation unit value:
M&E - 1.25%	$9.545111	$9.759477	$8.245959	$9.836141

M&E - 1.40%	$9.540535	$9.754803	$8.242017	$9.831441

M&E - 1.65%	$9.532916	$9.747027	$8.235463	$9.823625

M&E - 1.80%	$9.528360	$9.742374	$8.231535	$9.818952

M&E - 0.65%	$—	$—	$—	$—

M&E - 1.25%	$9.545111	$9.759477	$8.245959	$9.836141

M&E - 1.65%	$9.532916	$9.747027	$8.235463	$9.823625

M&E - 1.40%	$9.540535	$9.754803	$8.242017	$9.831441

M&E - 1.80%	$9.528360	$9.742374	$8.231535	$9.818952

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	WRL JPMorgan Core Bond Subaccount	WRL Asset Allocation - Conservative Subaccount	WRL Asset Allocation - Growth Subaccount	WRL Asset Allocation - Moderate Growth Subaccount
Net investment income (loss)
Income:
Dividends	$4,671,528	$3,948,543	$6,328,654	$12,527,415
Expenses:
Administrative, mortality and expense risk charge	1,263,377	1,972,630	4,115,748	7,653,291

Net investment income (loss)	3,408,151	1,975,913	2,212,906	4,874,124
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	4,879,310	10,850,753	12,961,147
Proceeds from sales	28,529,890	42,769,951	77,314,754	112,001,004
Cost of investments sold	29,350,413	38,741,794	59,131,395	82,821,671

Net realized capital gains (losses) on investments	(820,523)	8,907,467	29,034,112	42,140,480
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(3,363,756)	11,272,395	58,666,002	126,094,527
End of period	(1,167,488)	7,030,777	45,229,153	112,145,508

Net change in unrealized appreciation/depreciation of investments	2,196,268	(4,241,618)	(13,436,849)	(13,949,019)

Net realized and unrealized capital gains (losses) on investments	1,375,745	4,665,849	15,597,263	28,191,461

Increase (decrease) in net assets from operations	$4,783,896	$6,641,762	$17,810,169	$33,065,585

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	WRL Asset Allocation - Moderate Subaccount	WRL International Moderate Growth Subaccount	WRL MFS International Equity Subaccount	WRL Capital Guardian US Equity Subaccount
Net investment income (loss)
Income:
Dividends	$13,037,142	$108,734	$1,158,419	$207,714
Expenses:
Administrative, mortality and expense risk charge	6,434,775	121,032	1,786,257	417,669

Net investment income (loss)	6,602,367	(12,298)	(627,838)	(209,955)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	11,427,284	64,668	21,398,397	2,554,370
Proceeds from sales	99,581,460	2,881,007	50,754,692	8,176,151
Cost of investments sold	79,851,210	2,505,045	41,220,263	6,902,133

Net realized capital gains (losses) on investments	31,157,534	440,630	30,932,826	3,828,388
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	80,351,460	276,833	26,338,166	4,582,940
End of period	70,935,866	334,934	5,411,111	725,820

Net change in unrealized appreciation/depreciation of investments	(9,415,594)	58,101	(20,927,055)	(3,857,120)

Net realized and unrealized capital gains (losses) on investments	21,741,940	498,731	10,005,771	(28,732)

Increase (decrease) in net assets from operations	$28,344,307	$486,433	$9,377,933	$(238,687)

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	WRL Capital Guardian Value Subaccount	WRL Clarion Global Real Estate Securities Subaccount	WRL Federated Market Opportunity Subaccount	WRL Transamerica Science & Technology Subaccount
Net investment income (loss)
Income:
Dividends	$675,528	$9,317,603	$6,763,578	$—
Expenses:
Administrative, mortality and expense risk charge	880,189	2,261,767	2,605,546	230,222

Net investment income (loss)	(204,661)	7,055,836	4,158,032	(230,222)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	4,189,176	9,463,450	870,077	—
Proceeds from sales	21,675,596	92,508,069	80,408,532	6,824,179
Cost of investments sold	18,208,409	64,364,562	83,406,643	5,521,006

Net realized capital gains (losses) on investments	7,656,363	37,606,957	(2,128,034)	1,303,173
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	11,186,526	60,347,727	(2,152,210)	1,030,527
End of period	(246,566)	4,403,295	(8,650,004)	4,192,950

Net change in unrealized appreciation/depreciation of investments	(11,433,092)	(55,944,432)	(6,497,794)	3,162,423

Net realized and unrealized capital gains (losses) on investments	(3,776,729)	(18,337,475)	(8,625,828)	4,465,596

Increase (decrease) in net assets from operations	$(3,981,390)	$(11,281,639)	$(4,467,796)	$4,235,374

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	WRL JPMorgan Mid- Cap Value Subaccount	WRL JPMorgan Enhanced Index Subaccount	WRL Marsico Growth Subaccount	WRL BlackRock Large Cap Value Subaccount
Net investment income (loss)
Income:
Dividends	$444,263	$127,510	$7,990	$1,081,613
Expenses:
Administrative, mortality and expense risk charge	655,936	157,899	461,015	1,665,962

Net investment income (loss)	(211,673)	(30,389)	(453,025)	(584,349)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	2,876,141	284,361	308,993	12,555,256
Proceeds from sales	15,878,671	5,890,663	13,909,520	45,457,556
Cost of investments sold	12,721,052	4,691,181	9,948,921	35,199,053

Net realized capital gains (losses) on investments	6,033,760	1,483,843	4,269,592	22,813,759
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	9,106,991	1,987,773	7,345,742	30,147,577
End of period	4,354,625	903,732	9,127,597	11,952,530

Net change in unrealized appreciation/depreciation of investments	(4,752,366)	(1,084,041)	1,781,855	(18,195,047)

Net realized and unrealized capital gains (losses) on investments	1,281,394	399,802	6,051,447	4,618,712

Increase (decrease) in net assets from operations	$1,069,721	$369,413	$5,598,422	$4,034,363

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	WRL MFS High Yield Subaccount	WRL Munder Net50 Subaccount	WRL PIMCO Total Return Subaccount	WRL Legg Mason Partners All Cap Subaccount
Net investment income (loss)
Income:
Dividends	$982,325	$—	$1,165,298	$1,107,980
Expenses:
Administrative, mortality and expense risk charge	272,800	289,923	625,983	1,208,798

Net investment income (loss)	709,525	(289,923)	539,315	(100,818)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	574	491,944	3,175	4,418,909
Proceeds from sales	34,816,503	11,504,580	17,464,242	30,139,144
Cost of investments sold	35,432,363	8,639,277	16,865,731	26,654,724

Net realized capital gains (losses) on investments	(615,286)	3,357,247	601,686	7,903,329
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(443,579)	3,624,545	823,432	10,747,080
End of period	73,855	3,340,722	2,839,516	3,170,901

Net change in unrealized appreciation/depreciation of investments	517,434	(283,823)	2,016,084	(7,576,179)

Net realized and unrealized capital gains (losses) on investments	(97,852)	3,073,424	2,617,770	327,150

Increase (decrease) in net assets from operations	$611,673	$2,783,501	$3,157,085	$226,332

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	WRL T. Rowe Price Equity Income Subaccount	WRL T. Rowe Price Small Cap Subaccount	WRL Templeton Transamerica Global Subaccount	WRL Third Avenue Value Subaccount
Net investment income (loss)
Income:
Dividends	$1,536,999	$—	$3,767,835	$10,244,955
Expenses:
Administrative, mortality and expense risk charge	998,488	595,637	3,370,433	3,841,737

Net investment income (loss)	538,511	(595,637)	397,402	6,403,218
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	6,488,765	3,910,226	—	36,745,180
Proceeds from sales	23,730,564	14,597,379	65,693,550	97,164,852
Cost of investments sold	21,668,124	14,585,918	50,217,221	66,814,076

Net realized capital gains (losses) on investments	8,551,205	3,921,687	15,476,329	67,095,956
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	5,974,152	(1,693,038)	29,278,807	97,549,652
End of period	(1,760,017)	(1,705,571)	45,596,141	26,330,472

Net change in unrealized appreciation/depreciation of investments	(7,734,169)	(12,533)	16,317,334	(71,219,180)

Net realized and unrealized capital gains (losses) on investments	817,036	3,909,154	31,793,663	(4,123,224)

Increase (decrease) in net assets from operations	$1,355,547	$3,313,517	$32,191,065	$2,279,994

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	WRL Transamerica Balanced Subaccount	WRL Transamerica Convertible Securities Subaccount	WRL Transamerica Equity Subaccount	WRL Transamerica Growth Opportunities Subaccount
Net investment income (loss)
Income:
Dividends	$358,819	$349,056	$155,264	$30,124
Expenses:
Administrative, mortality and expense risk charge	465,281	261,110	9,337,040	971,798

Net investment income (loss)	(106,462)	87,946	(9,181,776)	(941,674)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	138,347	1,830,951	27,501,600	4,979,378
Proceeds from sales	8,645,187	6,602,199	207,405,121	31,102,692
Cost of investments sold	7,298,329	5,874,653	202,431,602	24,392,018

Net realized capital gains (losses) on investments	1,485,205	2,558,497	32,475,119	11,690,052
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	2,999,489	1,396,541	7,968,386	10,825,701
End of period	5,351,348	1,608,727	79,441,650	13,343,459

Net change in unrealized appreciation/depreciation of investments	2,351,859	212,186	71,473,264	2,517,758

Net realized and unrealized capital gains (losses) on investments	3,837,064	2,770,683	103,948,383	14,207,810

Increase (decrease) in net assets from operations	$3,730,602	$2,858,629	$94,766,607	$13,266,136

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	WRL Transamerica Money Market Subaccount	WRL Transamerica Small/Mid-Cap Value Subaccount	WRL Transamerica U.S. Government Securities Subaccount	WRL Transamerica Value Balanced Subaccount
Net investment income (loss)
Income:
Dividends	$5,255,341	$395,414	$454,484	$6,308,485
Expenses:
Administrative, mortality and expense risk charge	1,493,245	594,825	125,825	3,454,658

Net investment income (loss)	3,762,096	(199,411)	328,659	2,853,827
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	(31)	3,671,144	—	3,880,965
Proceeds from sales	110,726,564	25,431,431	4,687,668	69,727,104
Cost of investments sold	110,726,564	21,436,796	4,780,676	62,970,096

Net realized capital gains (losses) on investments	(31)	7,665,779	(93,008)	10,637,973
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	2,195,626	(204,884)	17,775,821
End of period	(270)	2,846,370	(41,530)	18,183,861

Net change in unrealized appreciation/depreciation of investments	(270)	650,744	163,354	408,040

Net realized and unrealized capital gains (losses) on investments	(301)	8,316,523	70,346	11,046,013

Increase (decrease) in net assets from operations	$3,761,795	$8,117,112	$399,005	$13,899,840

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	WRL Van Kampen Mid-Cap Growth Subaccount	ProFund VP Bull Subaccount	ProFund VP Money Market Subaccount	ProFund VP NASDAQ-100 Subaccount
Net investment income (loss)
Income:
Dividends	$—	$8,847	$320,660	$—
Expenses:
Administrative, mortality and expense risk charge	2,762,534	82,470	127,266	73,092

Net investment income (loss)	(2,762,534)	(73,623)	193,394	(73,092)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	19,464	—	—
Proceeds from sales	58,582,512	71,279,371	112,554,225	40,281,919
Cost of investments sold	66,278,969	71,411,096	112,554,052	40,094,910

Net realized capital gains (losses) on investments	(7,696,457)	(112,261)	173	187,009
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(65,367,889)	(57,354)	—	(55,776)
End of period	(16,179,103)	(887)	—	(22,165)

Net change in unrealized appreciation/depreciation of investments	49,188,786	56,467	—	33,611

Net realized and unrealized capital gains (losses) on investments	41,492,329	(55,794)	173	220,620

Increase (decrease) in net assets from operations	$38,729,795	$(129,417)	$193,567	$147,528

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	ProFund VP Short Small-Cap Subaccount	ProFund VP Small- Cap Subaccount	Access VP High Yield Subaccount (1)	ProFund VP Europe 30 Subaccount (1)
Net investment income (loss)
Income:
Dividends	$311,975	$10,338	$29,809	$16
Expenses:
Administrative, mortality and expense risk charge	68,820	66,424	3,882	5,154

Net investment income (loss)	243,155	(56,086)	25,927	(5,138)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	200,770	9,129	8
Proceeds from sales	43,129,190	44,748,685	11,620,988	372,014
Cost of investments sold	44,806,621	45,813,240	11,658,409	370,652

Net realized capital gains (losses) on investments	(1,677,431)	(863,785)	(28,292)	1,370
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(2,665)	65,987	—	—
End of period	5,086	(35,781)	19	(99,521)

Net change in unrealized appreciation/depreciation of investments	7,751	(101,768)	19	(99,521)

Net realized and unrealized capital gains (losses) on investments	(1,669,680)	(965,553)	(28,273)	(98,151)

Increase (decrease) in net assets from operations	$(1,426,525)	$(1,021,639)	$(2,346)	$(103,289)

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	ProFund VP Oil & Gas Subaccount (1)	ProFund VP UltraSmall-Cap Subaccount (1)	ProFund VP Utilities Subaccount (1)	ProFund VP Consumer Services Subaccount (1)
Net investment income (loss)
Income:
Dividends	$—	$105	$8	$—
Expenses:
Administrative, mortality and expense risk charge	6,228	906	7,224	47

Net investment income (loss)	(6,228)	(801)	(7,216)	(47)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	20,594	—	8	—
Proceeds from sales	1,277,633	308,322	913,529	273,745
Cost of investments sold	1,234,191	299,083	905,811	272,498

Net realized capital gains (losses) on investments	64,036	9,239	7,726	1,247
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	85,978	(43,708)	(552)	(479)

Net change in unrealized appreciation/depreciation of investments	85,978	(43,708)	(552)	(479)

Net realized and unrealized capital gains (losses) on investments	150,014	(34,469)	7,174	768

Increase (decrease) in net assets from operations	$143,786	$(35,270)	$(42)	$721

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	ProFund VP Pharmaceuticals Subaccount (1)	ProFund VP Small-Cap Value Subaccount (1)	ProFund VP Falling US Dollar Subaccount (1)	ProFund VP Emerging Markets Subaccount (1)
Net investment income (loss)
Income:
Dividends	$25	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	105	69	504	12,248

Net investment income (loss)	(80)	(69)	(504)	(12,248)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	120	—	—
Proceeds from sales	12,332	33,904	45,256	6,152,372
Cost of investments sold	12,313	34,194	45,054	6,184,525

Net realized capital gains (losses) on investments	19	(170)	202	(32,153)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	(607)	(739)	1,747	(47,695)

Net change in unrealized appreciation/depreciation of investments	(607)	(739)	1,747	(47,695)

Net realized and unrealized capital gains (losses) on investments	(588)	(909)	1,949	(79,848)

Increase (decrease) in net assets from operations	$(668)	$(978)	$1,445	$(92,096)

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	ProFund VP International Subaccount (1)	ProFund VP Asia 30 Subaccount (1)	ProFund VP Japan Subaccount (1)	ProFund VP Short NASDAQ-100 Subaccount (1)
Net investment income (loss)
Income:
Dividends	$—	$989	$48	$5,164
Expenses:
Administrative, mortality and expense risk charge	2,844	15,176	224	216

Net investment income (loss)	(2,844)	(14,187)	(176)	4,948
Net realized and unrealized capital gains (losses)on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	6,106,404	3,091,075	387,143	516,637
Cost of investments sold	6,546,330	2,705,852	380,155	530,796

Net realized capital gains (losses) on investments	(439,926)	385,223	6,988	(14,159)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	(4,629)	(293,447)	(654)	(564)

Net change in unrealized appreciation/depreciation of investments	(4,629)	(293,447)	(654)	(564)

Net realized and unrealized capital gains (losses)on investments	(444,555)	91,776	6,334	(14,723)

Increase (decrease) in net assets from operations	$(447,399)	$77,589	$6,158	$(9,775)

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	ProFund VP U.S. Government Plus Subaccount (1)	ProFund VP Basic Materials Subaccount (1)	ProFund VP Financials Subaccount (1)	ProFund VP Precious Metals Subaccount (1)
Net investment income (loss)
Income:
Dividends	$3,637	$19	$8	$3,365
Expenses:
Administrative, mortality and expense risk charge	1,590	7,780	215	6,894

Net investment income (loss)	2,047	(7,761)	(207)	(3,529)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	818,572	996,440	52,663	479,480
Cost of investments sold	837,790	987,823	55,890	483,911

Net realized capital gains (losses) on investments	(19,218)	8,617	(3,227)	(4,431)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	(13,965)	36,538	(5,739)	(90,662)

Net change in unrealized appreciation/depreciation of investments	(13,965)	36,538	(5,739)	(90,662)

Net realized and unrealized capital gains (losses) on investments	(33,183)	45,155	(8,966)	(95,093)

Increase (decrease) in net assets from operations	$(31,136)	$37,394	$(9,173)	$(98,622)

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	ProFund VP Telecommunications Subaccount (1)	ProFund VP Mid- Cap Subaccount (1)	ProFund VP Short Emerging Markets Subaccount (1)	ProFund VP Short International Subaccount (1)
Net investment income (loss)
Income:
Dividends	$17	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	63	1,251	12	12

Net investment income (loss)	(46)	(1,251)	(12)	(12)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	3	—	—	—
Proceeds from sales	24,089	3,230,175	246,218	279,152
Cost of investments sold	24,313	3,392,359	265,550	286,310

Net realized capital gains (losses) on investments	(221)	(162,184)	(19,332)	(7,158)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	(706)	(315)	—	—

Net change in unrealized appreciation/depreciation of investments	(706)	(315)	—	—

Net realized and unrealized capital gains (losses) on investments	(927)	(162,499)	(19,332)	(7,158)

Increase (decrease) in net assets from operations	$(973)	$(163,750)	$(19,344)	$(7,170)

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	Fidelity VIP Contrafund® Subaccount	Fidelity VIP Equity-Income Subaccount	Fidelity VIP Growth Opportunities Subaccount	Fidelity VIP Index 500 Subaccount
Net investment income (loss)
Income:
Dividends	$391,814	$495,059	$—	$12,030
Expenses:
Administrative, mortality and expense risk charge	767,925	467,245	117,064	6,713

Net investment income (loss)	(376,111)	27,814	(117,064)	5,317
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	13,404,099	2,493,843	—	—
Proceeds from sales	16,202,796	10,890,799	4,177,274	35,380
Cost of investments sold	11,372,700	8,823,273	2,955,352	27,248

Net realized capital gains (losses) on investments	18,234,195	4,561,369	1,221,922	8,132
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	12,294,320	4,937,489	1,086,707	67,272
End of period	2,318,695	462,892	1,424,224	67,633

Net change in unrealized appreciation/depreciation of investments	(9,975,625)	(4,474,597)	337,517	361

Net realized and unrealized capital gains (losses) on investments	8,258,570	86,772	1,559,439	8,493

Increase (decrease) in net assets from operations	$7,882,459	$114,586	$1,442,375	$13,810

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	WRL JPMorgan Core Bond Subaccount		WRL Asset Allocation - Conservative Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$3,408,151	$4,211,977	$1,975,913	$2,446,788
Net realized capital gains (losses) on investments	(820,523)	(1,361,333)	8,907,467	11,397,254
Net change in unrealized appreciation/depreciation of investments	2,196,268	(307,555)	(4,241,618)	(3,126,756)

Increase (decrease) in net assets from operations	4,783,896	2,543,089	6,641,762	10,717,286
Contract transactions
Net contract purchase payments	1,373,551	2,136,402	2,012,065	2,186,222
Transfer payments from (to) other subaccounts or general account	(1,970,167)	(7,576,191)	21,848,222	8,596,588
Contract terminations, withdrawals, and other deductions	(18,839,556)	(21,428,720)	(27,707,384)	(27,293,684)
Contract maintenance charges	(139,326)	(163,807)	(278,201)	(279,497)

Increase (decrease) in net assets from contract transactions	(19,575,498)	(27,032,316)	(4,125,298)	(16,790,371)

Net increase (decrease) in net assets	(14,791,602)	(24,489,227)	2,516,464	(6,073,085)
Net assets:
Beginning of the period	100,664,163	125,153,390	135,219,001	141,292,086

End of the period	$85,872,561	$100,664,163	$137,735,465	$135,219,001

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	WRL Asset Allocation - Growth Subaccount		WRL Asset Allocation - Moderate Growth Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$ 2,212,906	$(1,354,253)	$4,874,124	$887,921
Net realized capital gains (losses) on investments	29,034,112	29,064,678	42,140,480	35,720,068
Net change in unrealized appreciation/depreciation of investments	(13,436,849)	7,190,527	(13,949,019)	21,489,316

Increase (decrease) in net assets from operations	17,810,169	34,900,952	33,065,585	58,097,305
Contract transactions
Net contract purchase payments	6,210,136	8,131,415	9,753,993	13,317,389
Transfer payments from (to) other subaccounts or general account	5,045,513	29,989,292	16,102,877	61,036,308
Contract terminations, withdrawals, and other deductions	(45,907,377)	(31,562,621)	(86,889,860)	(59,593,347)
Contract maintenance charges	(677,174)	(649,380)	(1,219,358)	(1,160,657)

Increase (decrease) in net assets from contract transactions	(35,328,903)	5,908,706	(62,252,348)	13,599,693

Net increase (decrease) in net assets	(17,518,734)	40,809,658	(29,186,763)	71,696,998
Net assets:
Beginning of the period	291,511,214	250,701,556	544,497,238	472,800,240

End of the period	$273,992,480	$291,511,214	$515,310,475	$544,497,238

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	WRL Asset Allocation - Moderate Subaccount		WRL International Moderate Growth Subaccount
	2007	2006	2007	2006 (1)
Operations
Net investment income (loss)	$6,602,367	$5,149,155	$(12,298)	$(21,625)
Net realized capital gains (losses) on investments	31,157,534	35,670,677	440,630	3,386
Net change in unrealized appreciation/depreciation of investments	(9,415,594)	1,802,482	58,101	276,833

Increase (decrease) in net assets from operations	28,344,307	42,622,314	486,433	258,594
Contract transactions
Net contract purchase payments	6,668,021	11,239,256	291,272	91,636
Transfer payments from (to) other subaccounts or general account	10,604,059	28,701,417	9,999,016	4,168,286
Contract terminations, withdrawals, and other deductions	(73,219,817)	(64,872,532)	(1,128,589)	(235,109)
Contract maintenance charges	(1,002,396)	(996,707)	(13,584)	(2,124)

Increase (decrease) in net assets from contract transactions	(56,950,133)	(25,928,566)	9,148,115	4,022,689

Net increase (decrease) in net assets	(28,605,826)	16,693,748	9,634,548	4,281,283
Net assets:
Beginning of the period	461,798,896	445,105,148	4,281,283	—

End of the period	$433,193,070	$461,798,896	$13,915,831	$4,281,283

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	WRL MFS International Equity Subaccount		WRL Capital Guardian US Equity Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(627,838)	$(4,776)	$(209,955)	$(282,658)
Net realized capital gains (losses) on investments	30,932,826	10,364,647	3,828,388	4,574,947
Net change in unrealized appreciation/depreciation of investments	(20,927,055)	10,509,711	(3,857,120)	(1,553,786)

Increase (decrease) in net assets from operations	9,377,933	20,869,582	(238,687)	2,738,503
Contract transactions
Net contract purchase payments	2,267,865	2,284,734	491,555	612,192
Transfer payments from (to) other subaccounts or general account	(6,021,295)	25,692,075	(2,248,448)	(1,891,366)
Contract terminations, withdrawals, and other deductions	(23,903,798)	(15,560,371)	(3,684,123)	(4,007,108)
Contract maintenance charges	(244,545)	(211,108)	(51,002)	(51,620)

Increase (decrease) in net assets from contract transactions	(27,901,773)	12,205,330	(5,492,018)	(5,337,902)

Net increase (decrease) in net assets	(18,523,840)	33,074,912	(5,730,705)	(2,599,399)
Net assets:
Beginning of the period	126,026,993	92,952,081	32,165,384	34,764,783

End of the period	$107,503,153	$126,026,993	$26,434,679	$32,165,384

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	WRL Capital Guardian Value Subaccount		WRL Clarion Global Real Estate Securities Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(204,661)	$48,951	$7,055,836	$(13,318)
Net realized capital gains (losses) on investments	7,656,363	8,745,702	37,606,957	26,250,739
Net change in unrealized appreciation/depreciation of investments	(11,433,092)	(347,638)	(55,944,432)	26,042,129

Increase (decrease) in net assets from operations	(3,981,390)	8,447,015	(11,281,639)	52,279,550
Contract transactions
Net contract purchase payments	1,435,222	1,399,929	2,485,888	2,430,155
Transfer payments from (to) other subaccounts or general account	(7,637,191)	5,056,618	(41,934,259)	26,805,342
Contract terminations, withdrawals, and other deductions	(8,522,386)	(6,592,884)	(31,859,710)	(21,350,868)
Contract maintenance charges	(119,847)	(115,037)	(282,152)	(248,148)

Increase (decrease) in net assets from contract transactions	(14,844,202)	(251,374)	(71,590,233)	7,636,481

Net increase (decrease) in net assets	(18,825,592)	8,195,641	(82,871,872)	59,916,031
Net assets:
Beginning of the period	68,330,623	60,134,982	190,561,663	130,645,632

End of the period	$49,505,031	$68,330,623	$107,689,791	$190,561,663

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	WRL Federated Market Opportunity		WRL Transamerica Science & Technology
	Subaccount		Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$4,158,032	$667,035	$(230,222)	$(236,220)
Net realized capital gains (losses) on investments	(2,128,034)	25,082,162	1,303,173	2,636,586
Net change in unrealized appreciation/depreciation of investments	(6,497,794)	(22,176,066)	3,162,423	(2,503,446)

Increase (decrease) in net assets from operations	(4,467,796)	3,573,131	4,235,374	(103,080)
Contract transactions
Net contract purchase payments	3,590,712	5,410,302	248,214	687,701
Transfer payments from (to) other subaccounts or general account	(35,243,204)	(39,066,726)	6,050,350	(5,501,780)
Contract terminations, withdrawals, and other deductions	(37,547,125)	(40,441,222)	(3,151,689)	(2,493,424)
Contract maintenance charges	(321,891)	(430,595)	(34,363)	(43,815)

Increase (decrease) in net assets from contract transactions	(69,521,508)	(74,528,241)	3,112,512	(7,351,318)

Net increase (decrease) in net assets	(73,989,304)	(70,955,110)	7,347,886	(7,454,398)
Net assets:
Beginning of the period	230,398,865	301,353,975	13,775,958	21,230,356

End of the period	$156,409,561	$230,398,865	$21,123,844	$13,775,958

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	WRL JPMorgan Mid-Cap Value Subaccount		WRL JPMorgan Enhanced Index Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(211,673)	$(335,548)	$(30,389)	$(49,363)
Net realized capital gains (losses) on investments	6,033,760	9,621,581	1,483,843	1,071,558
Net change in unrealized appreciation/depreciation of investments	(4,752,366)	(1,407,640)	(1,084,041)	346,248

Increase (decrease) in net assets from operations	1,069,721	7,878,393	369,413	1,368,443
Contract transactions
Net contract purchase payments	4	(10,483)	184,682	341,588
Transfer payments from (to) other subaccounts or general account	(5,166,471)	(11,741,283)	(778,359)	(1,667,166)
Contract terminations, withdrawals, and other deductions	(7,789,860)	(7,535,319)	(2,033,000)	(2,189,223)
Contract maintenance charges	(82,983)	(98,009)	(21,553)	(22,195)

Increase (decrease) in net assets from contract transactions	(13,039,310)	(19,385,094)	(2,648,230)	(3,536,996)

Net increase (decrease) in net assets	(11,969,589)	(11,506,701)	(2,278,817)	(2,168,553)
Net assets:
Beginning of the period	50,994,113	62,500,814	12,239,186	14,407,739

End of the period	$39,024,524	$50,994,113	$9,960,369	$12,239,186

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	WRL Marsico Growth Subaccount		WRL BlackRock Large Cap Value Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(453,025)	$(463,707)	$(584,349)	$(1,147,438)
Net realized capital gains (losses) on investments	4,269,592	2,879,251	22,813,759	12,871,906
Net change in unrealized appreciation/depreciation of investments	1,781,855	(1,227,343)	(18,195,047)	6,531,175

Increase (decrease) in net assets from operations	5,598,422	1,188,201	4,034,363	18,255,643
Contract transactions
Net contract purchase payments	452,075	605,448	1,817,129	2,194,178
Transfer payments from (to) other subaccounts or general account	5,069,025	(5,184,555)	(13,060,146)	2,519,343
Contract terminations, withdrawals, and other deductions	(6,404,945)	(4,899,397)	(22,832,961)	(18,756,489)
Contract maintenance charges	(61,318)	(65,394)	(202,570)	(227,437)

Increase (decrease) in net assets from contract transactions	(945,163)	(9,543,898)	(34,278,549)	(14,270,405)

Net increase (decrease) in net assets	4,653,259	(8,355,697)	(30,244,186)	3,985,238
Net assets:
Beginning of the period	32,843,349	41,199,046	129,910,743	125,925,505

End of the period	$37,496,608	$32,843,349	$99,666,557	$129,910,743

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	WRL MFS High Yield Subaccount		WRL Munder Net50 Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$709,525	$1,947,254	$(289,923)	$(327,434)
Net realized capital gains (losses) on investments	(615,286)	199,401	3,357,247	1,696,197
Net change in unrealized appreciation/depreciation of investments	517,434	(71,962)	(283,823)	(2,217,298)

Increase (decrease) in net assets from operations	611,673	2,074,693	2,783,501	(848,535)
Contract transactions
Net contract purchase payments	181,826	302,144	366,624	460,085
Transfer payments from (to) other subaccounts or general account	(10,201,553)	4,737,499	1,274,255	(1,463,480)
Contract terminations, withdrawals, and other deductions	(4,291,658)	(3,143,347)	(5,440,014)	(3,115,045)
Contract maintenance charges	(25,497)	(24,745)	(45,649)	(48,917)

Increase (decrease) in net assets from contract transactions	(14,336,883)	1,871,551	(3,844,784)	(4,167,357)

Net increase (decrease) in net assets	(13,725,210)	3,946,244	(1,061,283)	(5,015,892)
Net assets:
Beginning of the period	24,058,340	20,112,096	19,979,428	24,995,320

End of the period	$10,333,130	$24,058,340	$18,918,145	$19,979,428

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	WRL PIMCO Total Return Subaccount		WRL Legg Mason Partners All Cap Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$539,315	$924,645	$(100,818)	$(412,360)
Net realized capital gains (losses) on investments	601,686	203,687	7,903,329	18,258,086
Net change in unrealized appreciation/depreciation of investments	2,016,084	79,161	(7,576,179)	(2,615,919)

Increase (decrease) in net assets from operations	3,157,085	1,207,493	226,332	15,229,807
Contract transactions
Net contract purchase payments	894,839	1,350,714	1,380,215	1,764,867
Transfer payments from (to) other subaccounts or general account	1,571,431	(1,152,589)	(10,294,522)	(12,099,954)
Contract terminations, withdrawals, and other deductions	(7,269,967)	(7,427,272)	(15,021,673)	(15,594,774)
Contract maintenance charges	(91,545)	(96,000)	(157,506)	(174,042)

Increase (decrease) in net assets from contract transactions	(4,895,242)	(7,325,147)	(24,093,486)	(26,103,903)

Net increase (decrease) in net assets	(1,738,157)	(6,117,654)	(23,867,154)	(10,874,096)
Net assets:
Beginning of the period	46,578,057	52,695,711	96,306,893	107,180,989

End of the period	$44,839,900	$46,578,057	$72,439,739	$96,306,893

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	WRL T. Rowe Price Equity Income Subaccount		WRL T. Rowe Price Small Cap Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$538,511	$288,400	$(595,637)	$(776,544)
Net realized capital gains (losses) on investments	8,551,205	8,766,119	3,921,687	6,107,938
Net change in unrealized appreciation/depreciation of investments	(7,734,169)	1,680,531	(12,533)	(3,604,743)

Increase (decrease) in net assets from operations	1,355,547	10,735,050	3,313,517	1,726,651
Contract transactions
Net contract purchase payments	1,148,338	1,248,407	520,886	1,060,117
Transfer payments from (to) other subaccounts or general account	4,676,369	(369,054)	(2,585,240)	(29,951,851)
Contract terminations, withdrawals, and other deductions	(12,792,477)	(8,119,661)	(6,518,059)	(6,837,934)
Contract maintenance charges	(95,842)	(87,422)	(85,313)	(110,150)

Increase (decrease) in net assets from contract transactions	(7,063,612)	(7,327,730)	(8,667,726)	(35,839,818)

Net increase (decrease) in net assets	(5,708,065)	3,407,320	(5,354,209)	(34,113,167)
Net assets:
Beginning of the period	71,409,089	68,001,769	44,109,717	78,222,884

End of the period	$65,701,024	$71,409,089	$38,755,508	$44,109,717

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	WRL Templeton Transamerica Global Subaccount		WRL Third Avenue Value Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$397,402	$(258,191)	$6,403,218	$(1,820,090)
Net realized capital gains (losses) on investments	15,476,329	9,413,754	67,095,956	38,938,222
Net change in unrealized appreciation/depreciation of investments	16,317,334	31,597,875	(71,219,180)	1,483,285

Increase (decrease) in net assets from operations	32,191,065	40,753,438	2,279,994	38,601,417
Contract transactions
Net contract purchase payments	3,231,859	3,647,794	4,426,574	5,243,914
Transfer payments from (to) other subaccounts or general account	2,109,203	(15,308,147)	(28,777,074)	3,519,277
Contract terminations, withdrawals, and other deductions	(47,381,702)	(41,577,514)	(50,456,641)	(37,124,823)
Contract maintenance charges	(373,896)	(400,187)	(449,361)	(467,386)

Increase (decrease) in net assets from contract transactions	(42,414,536)	(53,638,054)	(75,256,502)	(28,829,018)

Net increase (decrease) in net assets	(10,223,471)	(12,884,616)	(72,976,508)	9,772,399
Net assets:
Beginning of the period	256,653,050	269,537,666	294,909,876	285,137,477

End of the period	$246,429,579	$256,653,050	$221,933,368	$294,909,876

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	WRL Transamerica Balanced Subaccount		WRL Transamerica Convertible Securities Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(106,462)	$(112,735)	$87,946	$27,378
Net realized capital gains (losses) on investments	1,485,205	1,290,272	2,558,497	691,454
Net change in unrealized appreciation/depreciation of investments	2,351,859	819,849	212,186	930,137

Increase (decrease) in net assets from operations	3,730,602	1,997,386	2,858,629	1,648,969
Contract transactions
Net contract purchase payments	597,963	498,889	377,134	503,077
Transfer payments from (to) other subaccounts or general account	4,362,501	12,034,312	416,722	(8,364)
Contract terminations, withdrawals, and other deductions	(4,901,641)	(2,592,669)	(3,592,957)	(2,470,940)
Contract maintenance charges	(87,211)	(75,797)	(30,195)	(31,455)

Increase (decrease) in net assets from contract transactions	(28,388)	9,864,735	(2,829,296)	(2,007,682)

Net increase (decrease) in net assets	3,702,214	11,862,121	29,333	(358,713)
Net assets:
Beginning of the period	31,796,183	19,934,062	18,606,310	18,965,023

End of the period	$35,498,397	$31,796,183	$18,635,643	$18,606,310

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	WRL Transamerica Equity Subaccount		WRL Transamerica Growth Opportunities Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(9,181,776)	$(4,844,235)	$(941,674)	$(942,598)
Net realized capital gains (losses) on investments	32,475,119	(8,002,926)	11,690,052	6,370,775
Net change in unrealized appreciation/depreciation of investments	71,473,264	40,522,289	2,517,758	(2,970,742)

Increase (decrease) in net assets from operations	94,766,607	27,675,128	13,266,136	2,457,435
Contract transactions
Net contract purchase payments	9,822,775	5,919,869	842,770	1,502,198
Transfer payments from (to) other subaccounts or general account	(57,457,290)	484,623,071	(2,564,970)	(1,640,277)
Contract terminations, withdrawals, and other deductions	(128,915,494)	(52,122,458)	(14,240,073)	(9,476,267)
Contract maintenance charges	(1,146,580)	(619,032)	(131,371)	(144,297)

Increase (decrease) in net assets from contract transactions	(177,696,589)	437,801,450	(16,093,644)	(9,758,643)

Net increase (decrease) in net assets	(82,929,982)	465,476,578	(2,827,508)	(7,301,208)
Net assets:
Beginning of the period	743,273,921	277,797,343	73,441,515	80,742,723

End of the period	$660,343,939	$743,273,921	$70,614,007	$73,441,515

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	WRL Transamerica Money Market Subaccount		WRL Transamerica Small/Mid-Cap Value Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$3,762,096	$3,884,578	$(199,411)	$(189,819)
Net realized capital gains (losses) on investments	(31)	—	7,665,779	3,969,471
Net change in unrealized appreciation/depreciation of investments	(270)	—	650,744	1,088,205

Increase (decrease) in net assets from operations	3,761,795	3,884,578	8,117,112	4,867,857
Contract transactions
Net contract purchase payments	3,941,037	5,909,088	934,128	900,679
Transfer payments from (to) other subaccounts or general account	55,662,840	21,274,350	10,911,019	4,281,970
Contract terminations, withdrawals, and other deductions	(57,815,314)	(48,672,743)	(10,426,629)	(3,479,910)
Contract maintenance charges	(182,962)	(211,770)	(71,941)	(61,399)

Increase (decrease) in net assets from contract transactions	1,605,601	(21,701,075)	1,346,578	1,641,340

Net increase (decrease) in net assets	5,367,396	(17,816,497)	9,463,690	6,509,197
Net assets:
Beginning of the period	98,729,624	116,546,121	36,519,785	30,010,588

End of the period	$104,097,020	$98,729,624	$45,983,475	$36,519,785

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	WRL Transamerica U.S. Government Securities Subaccount		WRL Transamerica Value Balanced Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$328,659	$189,548	$2,853,827	$3,244,677
Net realized capital gains (losses) on investments	(93,008)	(132,185)	10,637,973	12,774,372
Net change in unrealized appreciation/depreciation of investments	163,354	81,102	408,040	20,155,291

Increase (decrease) in net assets from operations	399,005	138,465	13,899,840	36,174,340
Contract transactions
Net contract purchase payments	337,610	138,826	3,709,079	3,267,380
Transfer payments from (to) other subaccounts or general account	845,089	(827,120)	(8,757,272)	(19,148,168)
Contract terminations, withdrawals, and other deductions	(1,352,670)	(1,216,141)	(51,688,520)	(48,743,757)
Contract maintenance charges	(21,066)	(22,432)	(347,934)	(389,729)

Increase (decrease) in net assets from contract transactions	(191,037)	(1,926,867)	(57,084,647)	(65,014,274)

Net increase (decrease) in net assets	207,968	(1,788,402)	(43,184,807)	(28,839,934)
Net assets:
Beginning of the period	8,452,354	10,240,756	272,821,579	301,661,513

End of the period	$8,660,322	$8,452,354	$229,636,772	$272,821,579

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	WRL Van Kampen Mid-Cap Growth Subaccount		Fidelity VIP Contrafund® Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(2,762,534)	$(3,021,632)	$(376,111)	$(242,063)
Net realized capital gains (losses) on investments	(7,696,457)	(26,501,787)	18,234,195	9,879,477
Net change in unrealized appreciation/depreciation of investments	49,188,786	46,861,815	(9,975,625)	(4,503,234)

Increase (decrease) in net assets from operations	38,729,795	17,338,396	7,882,459	5,134,180
Contract transactions
Net contract purchase payments	2,609,583	3,779,737	679,126	873,754
Transfer payments from (to) other subaccounts or general account	(2,164,862)	(22,173,201)	904,061	(5,565,926)
Contract terminations, withdrawals, and other deductions	(38,340,963)	(35,990,908)	(8,997,921)	(7,828,458)
Contract maintenance charges	(343,992)	(387,515)	(107,293)	(110,696)

Increase (decrease) in net assets from contract transactions	(38,240,234)	(54,771,887)	(7,522,027)	(12,631,326)

Net increase (decrease) in net assets	489,561	(37,433,491)	360,432	(7,497,146)
Net assets:
Beginning of the period	202,779,630	240,213,121	54,525,571	62,022,717

End of the period	$203,269,191	$202,779,630	$54,886,003	$54,525,571

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Fidelity VIP Equity-Income Subaccount		Fidelity VIP Growth Opportunities Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$27,814	$509,051	$(117,064)	$(61,150)
Net realized capital gains (losses) on investments	4,561,369	4,816,978	1,221,922	625,517
Net change in unrealized appreciation/depreciation of investments	(4,474,597)	(93,273)	337,517	(392,908)

Increase (decrease) in net assets from operations	114,586	5,232,756	1,442,375	171,459
Contract transactions
Net contract purchase payments	509,900	673,058	153,850	101,917
Transfer payments from (to) other subaccounts or general account	(819,760)	2,335,805	3,088,402	(95,168)
Contract terminations, withdrawals, and other deductions	(5,266,688)	(3,413,651)	(1,374,523)	(1,081,423)
Contract maintenance charges	(62,017)	(60,147)	(17,895)	(15,897)

Increase (decrease) in net assets from contract transactions	(5,638,564)	(464,935)	1,849,834	(1,090,571)

Net increase (decrease) in net assets	(5,523,978)	4,767,821	3,292,209	(919,112)
Net assets:
Beginning of the period	34,765,816	29,997,995	6,592,050	7,511,162

End of the period	$29,241,838	$34,765,816	$9,884,259	$6,592,050

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Fidelity VIP Index 500 Subaccount		ProFund VP Bull Subaccount
	2007	2006	2007	2006 (1)
Operations
Net investment income (loss)	$5,317	$(875)	$(73,623)	$(19,640)
Net realized capital gains (losses) on investments	8,132	2,083	(112,261)	405,518
Net change in unrealized appreciation/depreciation of investments	361	42,717	56,467	(57,354)

Increase (decrease) in net assets from operations	13,810	43,925	(129,417)	328,524
Contract transactions
Net contract purchase payments	0	14,345	56,957	6,069
Transfer payments from (to) other subaccounts or general account	(11)	(28,175)	(12,759,481)	15,396,621
Contract terminations, withdrawals, and other deductions	(28,642)	(118)	(1,014,991)	(96,966)
Contract maintenance charges	(25)	(28)	(11,355)	(6,470)

Increase (decrease) in net assets from contract transactions	(28,678)	(13,976)	(13,728,871)	15,299,254

Net increase (decrease) in net assets	(14,868)	29,949	(13,858,288)	15,627,778
Net assets:
Beginning of the period	376,853	346,904	15,627,778	—

End of the period	$361,985	$376,853	$1,769,490	$15,627,778

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Year Ended December 31, 2007 and 2006, Except as Noted

	ProFund VP Money Market Subaccount		ProFund VP NASDAQ-100 Subaccount
	2007	2006 (1)	2007	2006 (1)
Operations
Net investment income (loss)	$193,394	$133,134	$(73,092)	$(11,756)
Net realized capital gains (losses) on investments	173	—	187,009	100,502
Net change in unrealized appreciation/depreciation of investments	—	—	33,611	(55,776)

Increase (decrease) in net assets from operations	193,567	133,134	147,528	32,970
Contract transactions
Net contract purchase payments	63,553	385,432	69,752	48,862
Transfer payments from (to) other subaccounts or general account	39,700,612	1,417,869	(1,926,585)	4,152,456
Contract terminations, withdrawals, and other deductions	(3,691,081)	(1,282,522)	(819,742)	(32,619)
Contract maintenance charges	(23,105)	(15,345)	(8,189)	(993)

Increase (decrease) in net assets from contract transactions	36,049,979	505,434	(2,684,764)	4,167,706

Net increase (decrease) in net assets	36,243,546	638,568	(2,537,236)	4,200,676
Net assets:
Beginning of the period	638,568	—	4,200,676	—

End of the period	$36,882,114	$638,568	$1,663,440	$4,200,676

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Year Ended December 31, 2007 and 2006, Except as Noted

	ProFund VP Short Small-Cap Subaccount		ProFund VP Small-Cap Subaccount
	2007	2006 (1)	2007	2006 (1)
Operations
Net investment income (loss)	$243,155	$(31,998)	$(56,086)	$(54,562)
Net realized capital gains (losses) on investments	(1,677,431)	(1,129,454)	(863,785)	625,846
Net change in unrealized appreciation/depreciation of investments	7,751	(2,665)	(101,768)	65,987

Increase (decrease) in net assets from operations	(1,426,525)	(1,164,117)	(1,021,639)	637,271
Contract transactions
Net contract purchase payments	36,639	178,742	30,192	17,239
Transfer payments from (to) other subaccounts or general account	2,888,596	1,434,720	(5,089,429)	8,374,709
Contract terminations, withdrawals, and other deductions	(1,075,123)	(242,227)	(811,061)	(631,492)
Contract maintenance charges	(7,516)	(1,538)	(5,555)	(3,710)

Increase (decrease) in net assets from contract transactions	1,842,596	1,369,697	(5,875,853)	7,756,746

Net increase (decrease) in net assets	416,071	205,580	(6,897,492)	8,394,017
Net assets:
Beginning of the period	205,580	—	8,394,017	—

End of the period	$621,651	$205,580	$1,496,525	$8,394,017

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Access VP High Yield Subaccount	ProFund VP Europe 30 Subaccount	ProFund VP Oil & Gas Subaccount	ProFund VP UltraSmall-Cap Subaccount
	2007 (1)	2007 (1)	2007 (1)	2007 (1)
Operations
Net investment income (loss)	$25,927	$(5,138)	$(6,228)	$(801)
Net realized capital gains (losses) on investments	(28,292)	1,370	64,036	9,239
Net change in unrealized appreciation/depreciation of investments	19	(99,521)	85,978	(43,708)

Increase (decrease) in net assets from operations	(2,346)	(103,289)	143,786	(35,270)
Contract transactions
Net contract purchase payments	152	8,616	2,195	45
Transfer payments from (to) other subaccounts or general account	157,899	4,627,022	1,919,807	244,456
Contract terminations, withdrawals, and other deductions	(141,228)	(7,932)	(40,141)	(1,151)
Contract maintenance charges	(577)	(337)	(911)	(35)

Increase (decrease) in net assets from contract transactions	16,245	4,627,369	1,880,950	243,315

Net increase (decrease) in net assets	13,899	4,524,080	2,024,736	208,045
Net assets:
Beginning of the period	—	—	—	—

End of the period	$13,899	$4,524,080	$2,024,736	$208,045

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Year Ended December 31, 2007 and 2006, Except as Noted

	ProFund VP Utilities Subaccount	ProFund VP Consumer Services Subaccount	ProFund VP Pharmaceuticals Subaccount	ProFund VP Small- Cap Value Subaccount
	2007 (1)	2007 (1)	2007 (1)	2007 (1)
Operations
Net investment income (loss)	$(7,216)	$(47)	$(80)	$(69)
Net realized capital gains (losses) on investments	7,726	1,247	19	(170)
Net change in unrealized appreciation/depreciation of investments	(552)	(479)	(607)	(739)

Increase (decrease) in net assets from operations	(42)	721	(668)	(978)
Contract transactions
Net contract purchase payments	9,071	0	3	0
Transfer payments from (to) other subaccounts or general account	6,095,800	7,014	54,351	9,985
Contract terminations, withdrawals, and other deductions	(14,228)	(213)	—	—
Contract maintenance charges	(766)	—	(5)	(7)

Increase (decrease) in net assets from contract transactions	6,089,877	6,801	54,349	9,978

Net increase (decrease) in net assets	6,089,835	7,522	53,681	9,000
Net assets:
Beginning of the period	—	—	—	—

End of the period	$6,089,835	$7,522	$53,681	$9,000

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	ProFund VP Falling US Dollar Subaccount	ProFund VP Emerging Markets Subaccount	ProFund VP International Subaccount	ProFund VP Asia 30 Subaccount
	2007 (1)	2007 (1)	2007 (1)	2007 (1)
Operations
Net investment income (loss)	$(504)	$(12,248)	$(2,844)	$(14,187)
Net realized capital gains (losses) on investments	202	(32,153)	(439,926)	385,223
Net change in unrealized appreciation/depreciation of investments	1,747	(47,695)	(4,629)	(293,447)

Increase (decrease) in net assets from operations	1,445	(92,096)	(447,399)	77,589
Contract transactions
Net contract purchase payments	0	4,740	604	5,610
Transfer payments from (to) other subaccounts or general account	168,224	1,651,943	627,735	3,652,076
Contract terminations, withdrawals, and other deductions	(4,483)	(112,871)	(19,324)	(116,140)
Contract maintenance charges	(11)	(869)	(289)	(1,710)

Increase (decrease) in net assets from contract transactions	163,731	1,542,942	608,726	3,539,836

Net increase (decrease) in net assets	165,176	1,450,846	161,327	3,617,425
Net assets:
Beginning of the period	—	—	—	—

End of the period	$165,176	$1,450,846	$161,327	$3,617,425

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	ProFund VP Japan Subaccount	ProFund VP Short NASDAQ-100 Subaccount	ProFund VP U.S. Government Plus Subaccount	ProFund VP Basic Materials Subaccount
	2007 (1)	2007 (1)	2007 (1)	2007 (1)
Operations
Net investment income (loss)	$(176)	$4,948	$2,047	$(7,761)
Net realized capital gains (losses) on investments	6,988	(14,159)	(19,218)	8,617
Net change in unrealized appreciation/depreciation of investments	(654)	(564)	(13,965)	36,538

Increase (decrease) in net assets from operations	6,158	(9,775)	(31,136)	37,394
Contract transactions
Net contract purchase payments	3	2	1,852	6,588
Transfer payments from (to) other subaccounts or general account	7,729	36,219	1,479,156	4,277,543
Contract terminations, withdrawals, and other deductions	(1,483)	(650)	(5,645)	(47,787)
Contract maintenance charges	(7)	—	(123)	(835)

Increase (decrease) in net assets from contract transactions	6,242	35,571	1,475,240	4,235,509

Net increase (decrease) in net assets	12,400	25,796	1,444,104	4,272,903
Net assets:
Beginning of the period	—	—	—	—

End of the period	$12,400	$25,796	$1,444,104	$4,272,903

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	ProFund VP Financials Subaccount	ProFund VP Precious Metals Subaccount	ProFund VP Telecommunications Subaccount	ProFund VP Mid- Cap Subaccount
	2007 (1)	2007 (1)	2007 (1)	2007 (1)
Operations
Net investment income (loss)	$(207)	$(3,529)	$(46)	$(1,251)
Net realized capital gains (losses) on investments	(3,227)	(4,431)	(221)	(162,184)
Net change in unrealized appreciation/depreciation of investments	(5,739)	(90,662)	(706)	(315)

Increase (decrease) in net assets from operations	(9,173)	(98,622)	(973)	(163,750)
Contract transactions
Net contract purchase payments	—	29,217	3	123
Transfer payments from (to) other subaccounts or general account	54,604	2,919,749	22,690	186,139
Contract terminations, withdrawals, and other deductions	(464)	(85,874)	—	(6,947)
Contract maintenance charges	(10)	(1,171)	—	(125)

Increase (decrease) in net assets from contract transactions	54,130	2,861,922	22,693	179,190

Net increase (decrease) in net assets	44,957	2,763,300	21,720	15,440
Net assets:
Beginning of the period	—	—	—	—

End of the period	$44,957	$2,763,300	$21,720	$15,440

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	ProFund VP Short Emerging Markets Subaccount	ProFund VP Short International Subaccount
	2007 (1)	2007 (1)
Operations
Net investment income (loss)	$(12)	$(12)
Net realized capital gains (losses) on investments	(19,332)	(7,158)
Net change in unrealized appreciation/depreciation of investments	—	—

Increase (decrease) in net assets from operations	(19,344)	(7,170)
Contract transactions
Net contract purchase payments	3	3
Transfer payments from (to) other subaccounts or general account	19,341	7,167
Contract terminations, withdrawals, and other deductions	—	—
Contract maintenance charges	—	—

Increase (decrease) in net assets from contract transactions	19,344	7,170

Net increase (decrease) in net assets	—	—
Net assets:
Beginning of the period	—	—

End of the period	$—	$—

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2007

1. Organization and Summary of Significant Accounting Policies

Organization

The WRL Series Annuity Account (the Mutual Fund Account) was established as a variable accumulation deferred annuity separate account of Western Reserve Life Assurance Co. of Ohio (WRL) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Mutual Fund Account encompasses the following tax-deferred variable annuity Contracts (the Contracts) issued by WRL:

Class A:

WRL Freedom Variable Annuity

WRL Freedom Attainer

Class B:

WRL Freedom Bellwether

WRL Freedom Conqueror

WRL Freedom Wealth Creator

WRL Freedom Premier

Class C:

WRL Freedom Premier

WRL Freedom Access

WRL Feedom Enhancer

Class D:

WRL Freedom Access

WRL Feedom Enhancer

Class E:

WRL Freedom Select

Class F:

WRL Freedom Premier II

Class G:

WRL Freedom Premier II

WRL Freedom Access II

Class H:

WRL Freedom Enhancer II

Class I:

WRL Freedom Enhancer II

The Mutual Fund Account contains multiple investment options referred to as subaccounts. Each subaccount invests exclusively in the corresponding Portfolio (the Portfolio) of a Series Fund. The Mutual Fund Account contains multiple funds. Each is registered as an open-ended management investment company under the Investment Company Act of 1940, as amended.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2007

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Series Fund:

AEGON/Transamerica Series Trust:

JPMorgan Core Bond

Asset Allocation - Conservative Portfolio

Asset Allocation - Growth Portfolio

Asset Allocation - Moderate Growth Portfolio

Asset Allocation - Moderate Portfolio

MFS International Equity

Capital Guardian US Equity

Capital Guardian Value

Clarion Global Real Estate Securities

Federated Market Opportunity

Transamerica Science & Technology

International Moderate Growth Fund

JPMorgan Mid-Cap Value

JPMorgan Enhanced Index

Marsico Growth

BlackRock Large Cap Value

MFS High Yield

Munder Net50

PIMCO Total Return

Leggs Mason Partner All Cap

T. Rowe Price Equity Income

T. Rowe Price Small Cap

Templeton Transamerica Global

Third Avenue Value

Transamerica Balanced

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Money Market

Transamerica Small/Mid-Cap Value

Transamerica U.S. Government Securities

Transamerica Value Balanced

Van Kampen Mid-Cap Growth

Mutual Fund Account classes A, B, C, D, and E invest in AEGON/Transamerica Series Trust initial class shares.

Mutual Fund Account clasess F, G, H, and I invest in AEGON/Transamerica Series Trust service class shares.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2007

1. Organization and Summary of Significant Accounting Policies (continued)

Variable Insurance Products Fund-Service Class 2:

Fidelity VIP Index 500

Fidelity-VIP Contrafund® Portfolio

Fidelity-VIP Equity-Income Portfolio

Fidelity-VIP Growth Opportunities Portfolio

Profunds

ProFund VP Bull

ProFund VP Money Market

ProFund VP NASDAQ-100

ProFund VP Short Small-Cap

ProFund VP Small-Cap

Access VP High Yield

ProFund VP Europe 30

ProFund VP Oil & Gas

ProFund VP UltraSmall-Cap

ProFund VP Utilities

ProFund VP Consumer Services

ProFund VP Pharmaceuticals

ProFund VP Small-Cap Value

ProFund VP Falling US Dollar

ProFund VP Emerging Markets

ProFund VP International

ProFund VP Asia 30

ProFund VP Japan

ProFund VP Short NASDAQ-100

ProFund VP U.S. Government Plus

ProFund VP Basic Materials

ProFund VP Financials

ProFund VP Precious Metals

ProFund VP Telecommunications

ProFund VP Mid-Cap

ProFund VP Short Emerging Markets

ProFund VP Short International

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2007

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Transamerica Equity	May 1, 2002
Transamerica U.S. Government Securities	May 1, 2002
MFS High Yield	May 1, 2003
Transamerica Small/Mid Cap Value	April 30, 2004
Fidelity VIP Index 500 Portfolio	April 30, 2004
International Moderate Growth Fund	May 1, 2006
ProFund VP Bull	June 12, 2006
ProFund VP Money Market	June 12, 2006
ProFund VP NASDAQ-100	June 12, 2006
ProFund VP Short Small-Cap	June 12, 2006
ProFund VP Small-Cap	June 12, 2006
Access VP High Yield	August 31, 2007
ProFund VP Europe 30	August 31, 2007
ProFund VP Oil & Gas	August 31, 2007
ProFund VP UltraSmall-Cap	August 31, 2007
ProFund VP Utilities	August 31, 2007
ProFund VP Consumer Services	August 31, 2007
ProFund VP Pharmaceuticals	August 31, 2007
ProFund VP Small-Cap Value	August 31, 2007
ProFund VP Falling US Dollar	August 31, 2007
ProFund VP Emerging Markets	August 31, 2007
ProFund VP International	August 31, 2007
ProFund VP Asia 30	August 31, 2007
ProFund VP Japan	August 31, 2007
ProFund VP Short NASDAQ-100	August 31, 2007
ProFund VP U.S. Government Plus	August 31, 2007
ProFund VP Basic Materials	August 31, 2007
ProFund VP Financials	August 31, 2007
ProFund VP Precious Metals	August 31, 2007
ProFund VP Telecommunications	August 31, 2007
ProFund VP Mid-Cap	August 31, 2007
ProFund VP Short Emerging Markets	August 31, 2007
ProFund VP Short International	August 31, 2007

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2007

1. Organization and Summary of Significant Accounting Policies (continued)

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2007:

Portfolio	Formerly
JPMorgan Core Bond	AEGON Bond
Federated Market Opportunity	Federated Growth & Income
JPMorgan Mid-Cap Value	J.P. Morgan Mid-Cap Vale
JPMorgan Enhanced Index	J.P. Morgan Enhanced Index
ProFund VP NASDAQ-100	ProFund VP OTC
ProFund VP Short NASDAQ-100	ProFund VP Short OTC

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2007.

Realized capital gains and losses from the sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2007

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2007 were as follows:

	Purchases	Sales
AEGON/Transamerica Series Fund, Inc.:
JPMorgan Core Bond
Initial	$12,136,043	$28,241,145
Service	226,919	288,745
Asset Allocation - Conservative Portfolio
Initial	42,474,819	40,202,610
Service	3,025,569	2,567,341
Asset Allocation - Growth Portfolio
Initial	53,173,572	76,108,906
Service	1,876,401	1,205,848
Asset Allocation - Moderate Growth Portfolio
Initial	65,466,449	108,322,777
Service	2,117,388	3,678,227
Asset Allocation - Moderate Portfolio
Initial	58,801,465	96,172,494
Service	1,860,288	3,408,966
International Moderate Growth Fund
Initial	11,864,462	2,823,068
Service	217,165	57,939
MFS International Equity
Initial	42,984,561	50,389,598
Service	640,180	365,094
Capital Guardian US Equity
Initial	4,997,265	8,098,652
Service	31,272	77,499
Capital Guardian Value
Initial	10,730,718	21,361,575
Service	84,313	314,021
Clarion Global Real Estate Securities
Initial	36,711,718	90,216,778
Service	725,920	2,291,291
Clarion Global Real Estate Securities
Initial	15,356,732	79,479,501
Service	558,826	929,031
Transamerica Science & Technology
Initial	9,502,021	6,669,623
Service	204,309	154,556

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2007

2. Investments (continued)

	Purchases	Sales
JPMorgan Mid-Cap Value
Initial	$5,470,882	$15,781,034
Service	32,924.00	97,637
JPMorgan Enhanced Index
Initial	3,436,388	5,760,450
Service	60,008	130,213
Marsico Growth
Initial	12,719,460	13,824,813
Service	100,890	84,707
BlackRock Large Cap Value
Initial	22,728,123	44,891,180
Service	420,980	566,376
MFS High Yield
Initial	20,838,645	34,489,683
Service	351,071	326,820
Munder Net50
Initial	7,738,325	11,296,215
Service	123,701	208,365
PIMCO Total Return
Initial	12,920,300	17,142,690
Service	191,241	321,552
Leggs Mason Partner All Cap
Initial	10,249,651	29,895,991
Service	113,912	243,153
T. Rowe Price Equity Income
Initial	23,181,540	23,512,424
Service	512,683	218,140
T. Rowe Price Small Cap
Initial	9,097,874	14,425,578
Service	146,217	171,801
Templeton Transamerica Global
Initial	23,241,599	65,446,584
Service	435,119	246,966
Third Avenue Value
Initial	63,533,473	95,302,325
Service	1,522,569	1,862,527
Transamerica Balanced
Initial	8,520,592	8,569,980
Service	128,073	75,207
Transamerica Convertible Securities
Initial	5,526,941	6,358,545
Service	164,807	243,654

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2007

2. Investments (continued)

	Purchases	Sales
Transamerica Equity
Initial	$47,687,268	$206,538,153
Service	318,801	866,968
Transamerica Growth Opportunities
Initial	18,419,799	30,538,896
Service	626,674	563,796
Transamerica Money Market
Initial	113,939,209	108,057,440
Service	2,150,298	2,669,124
Transamerica Small/Mid-Cap Value
Initial	29,395,806	25,065,411
Service	853,850	366,020
Transamerica U.S. Government Securities
Initial	4,732,678	4,557,749
Service	92,620	129,919
Transamerica Value Balanced
Initial	19,210,037	69,634,949
Service	166,572	92,155
Van Kampen Mid-Cap Growth
Initial	17,041,770	58,041,680
Service	537,572	540,832
Variable Insurance Products Fund (VIP) - Service Class 2:
Fidelity - VIP Contrafund® Portfolio	21,709,191	16,202,796
Fidelity - VIP Equity-Income Portfolio - Service Class 2	7,773,898	10,890,799
Fidelity - VIP Growth Opportunities Portfolio	5,910,379	4,177,274
Fidelity VIP Index 500	12,032	35,380
Profunds
ProFund VP Bull	57,496,297	71,279,371
ProFund VP Money Market	148,797,465	112,554,225
ProFund VP NASDAQ-100	37,522,519	40,281,919
ProFund VP Short Small-Cap	45,214,614	43,129,190
ProFund VP Small-Cap	39,016,525	44,748,685
Access VP High Yield	11,672,289	11,620,988
ProFund VP Europe 30	4,994,252	372,014
ProFund VP Oil & Gas	3,172,951	1,277,633
ProFund VP UltraSmall-Cap	550,836	308,322
ProFund VP Utilities	6,996,198	913,529
ProFund VP Consumer Services	280,498	273,745
ProFund VP Pharmaceuticals	66,601	12,332
ProFund VP Small-Cap Value	43,933	33,904
ProFund VP Falling US Dollar	208,483	45,256
ProFund VP Emerging Markets	7,683,066	6,152,372

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2007

2. Investments (continued)

	Purchases	Sales
ProFund VP International	$6,712,286	$6,106,404
ProFund VP Asia 30	6,616,723	3,091,075
ProFund VP Japan	393,209	387,143
ProFund VP Short NASDAQ-100	557,156	516,637
ProFund VP U.S. Government Plus	2,295,784	818,572
ProFund VP Basic Materials	5,224,189	996,440
ProFund VP Financials	106,586	52,663
ProFund VP Precious Metals	3,337,873	479,480
ProFund VP Telecommunications	46,739	24,089
ProFund VP Mid-Cap	3,408,114	3,230,175
ProFund VP Short Emerging Markets	265,550	246,218
ProFund VP Short International	286,310	279,152

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	WRL JPMorgan Core Bond Subaccount	WRL Asset Allocation - Conservative Subaccount	WRL Asset Allocation - Growth Subaccount	WRL Asset Allocation - Moderate Growth Subaccount	WRL Asset Allocation - Moderate Subaccount	WRL International Moderate Growth Subaccount
Units outstanding at January 1, 2006	6,421,063	11,538,664	19,198,999	36,700,121	35,529,544	—
Units purchased	377,116	910,857	1,934,725	3,174,602	2,787,100	81,332
Units redeemed and transferred	(1,848,679)	(2,221,864)	(1,556,214)	(2,222,699)	(4,772,545)	333,124

Units outstanding at December 31, 2006	4,949,500	10,227,657	19,577,510	37,652,024	33,544,099	414,456
Units purchased	63,248	147,973	398,203	646,743	468,946	26,423
Units redeemed and transferred	(1,082,369)	(441,249)	(2,670,737)	(4,781,048)	(4,443,291)	815,799

Units outstanding at December 31, 2007	3,930,379	9,934,381	17,304,976	33,517,719	29,569,754	1,256,678

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	WRL MFS International Equity Subaccount	WRL Capital Guardian US Equity Subaccount	WRL Capital Guardian Value Subaccount	WRL Clarion Global Real Estate Securities Subaccount	WRL Federated Market Opportunity Subaccount	WRL Transamerica Science & Technology Subaccount
Units outstanding at January 1, 2006	8,713,637	2,837,865	4,696,853	5,672,917	10,581,649	5,210,793
Units purchased	1,153,767	199,975	414,125	700,560	853,478	355,366
Units redeemed and transferred	(39,459)	(620,630)	(471,064)	(501,098)	(3,500,243)	(2,161,539)

Units outstanding at December 31, 2006	9,827,945	2,417,210	4,639,914	5,872,379	7,934,884	3,404,620
Units purchased	171,431	35,574	96,379	72,280	128,528	53,561
Units redeemed and transferred	(2,211,443)	(435,224)	(1,096,758)	(2,338,172)	(2,541,271)	520,956

Units outstanding at December 31, 2007	7,787,933	2,017,560	3,639,535	3,606,487	5,522,141	3,979,137

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	WRL JPMorgan Mid- Cap Value Subaccount	WRL JPMorgan Enhanced Index Subaccount	WRL Marsico Growth Subaccount	WRL BlackRock Large Cap Value Subaccount	WRL MFS High Yield Subaccount	WRL Munder Net50 Subaccount
Units outstanding at January 1, 2006	4,123,832	1,250,275	4,318,108	6,024,737	1,703,957	2,464,061
Units purchased	190,318	92,996	325,387	576,482	601,641	154,638
Units redeemed and transferred	(1,405,989)	(409,949)	(1,322,622)	(1,212,097)	(443,165)	(596,948)

Units outstanding at December 31, 2006	2,908,161	933,322	3,320,873	5,389,122	1,862,433	2,021,751
Units purchased	—	13,735	41,467	75,621	13,846	35,522
Units redeemed and transferred	(713,988)	(210,403)	(183,534)	(1,457,871)	(1,079,739)	(410,489)

Units outstanding at December 31, 2007	2,194,173	736,654	3,178,806	4,006,872	796,540	1,646,784

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	WRL PIMCO Total Return Subaccount	WRL Legg Mason Partners All Cap Subaccount	WRL T. Rowe Price Equity Income Subaccount	WRL T. Rowe Price Small Cap Subaccount	WRL Templeton Transamerica Global Subaccount	WRL Third Avenue Value Subaccount
Units outstanding at January 1, 2006	4,664,844	7,358,240	6,134,141	6,205,377	9,167,189	11,488,858
Units purchased	261,716	478,093	597,935	579,547	830,075	1,175,199
Units redeemed and transferred	(908,627)	(2,180,928)	(1,244,779)	(3,325,355)	(2,513,728)	(2,281,265)

Units outstanding at December 31, 2006	4,017,933	5,655,405	5,487,297	3,459,569	7,483,536	10,382,792
Units purchased	75,995	79,041	84,108	37,696	97,208	149,566
Units redeemed and transferred	(495,597)	(1,467,835)	(627,271)	(681,827)	(1,066,066)	(2,705,409)

Units outstanding at December 31, 2007	3,598,331	4,266,611	4,944,134	2,815,438	6,514,678	7,826,949

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	WRL Transamerica Balanced Subaccount	WRL Transamerica Convertible Securities Subaccount	WRL Transamerica Equity Subaccount	WRL Transamerica Growth Opportunities Subaccount	WRL Transamerica Money Market Subaccount	WRL Transamerica Small/Mid-Cap Value Subaccount
Units outstanding at January 1, 2006	1,617,385	1,473,439	19,219,932	5,979,068	8,677,889	2,393,433
Units purchased	698,004	131,574	2,123,787	678,591	3,006,235	712,137
Units redeemed and transferred	82,001	(282,881)	26,555,983	(1,413,059)	(4,610,227)	(596,640)

Units outstanding at December 31, 2006	2,397,390	1,322,132	47,899,702	5,244,600	7,073,897	2,508,930
Units purchased	42,109	24,863	598,192	54,952	304,830	57,139
Units redeemed and transferred	(51,497)	(214,908)	(11,434,084)	(1,153,035)	(159,257)	(2,584)

Units outstanding at December 31, 2007	2,388,002	1,132,087	37,063,810	4,146,517	7,219,470	2,563,485

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	WRL Transamerica U.S. Government Securities Subaccount	WRL Transamerica Value Balanced Subaccount	WRL Van Kampen Mid-Cap Growth Subaccount	Fidelity VIP Contrafund® Subaccount	Fidelity VIP Equity- Income Subaccount	Fidelity VIP Growth Opportunities Subaccount
Units outstanding at January 1, 2006	946,654	15,041,455	8,054,232	5,223,654	2,452,104	945,066
Units purchased	60,313	1,095,745	681,308	372,039	155,351	88,310
Units redeemed and transferred	(240,045)	(4,163,487)	(2,398,569)	(1,416,488)	(204,902)	(232,713)

Units outstanding at December 31, 2006	766,922	11,973,713	6,336,971	4,179,205	2,402,553	800,663
Units purchased	30,124	162,311	80,786	48,512	33,676	16,058
Units redeemed and transferred	(45,429)	(2,563,186)	(913,648)	(592,406)	(413,746)	169,639

Units outstanding at December 31, 2007	751,617	9,572,838	5,504,109	3,635,311	2,022,483	986,360

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Fidelity VIP Index 500 Subaccount	ProFund VP Bull Subaccount	ProFund VP Money Market Subaccount	ProFund VP NASDAQ- 100 Subaccount	ProFund VP Short Small-Cap Subaccount	ProFund VP Small- Cap Subaccount
Units outstanding at January 1, 2006	31,947	—	—	—	—	—
Units purchased	—	373,217	845,043	54,212	573,079	524,278
Units redeemed and transferred	(2,297)	995,059	(782,060)	314,267	(549,680)	224,200

Units outstanding at December 31, 2006	29,650	1,368,276	62,983	368,479	23,399	748,478
Units purchased	—	4,732	6,149	5,481	4,219	2,602
Units redeemed and transferred	(2,091)	(1,221,352)	3,483,576	(248,137)	40,919	(612,711)

Units outstanding at December 31, 2007	27,559	151,656	3,552,708	125,823	68,537	138,369

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Access VP High Yield Subaccount (1)	ProFund VP Europe 30 Subaccount (1)	ProFund VP Oil & Gas Subaccount (1)	ProFund VP UltraSmall-Cap Subaccount (1)	ProFund VP Utilities Subaccount (1)	ProFund VP Consumer Services Subaccount (1)
Units outstanding at January 1, 2006	—	—	—	—	—	—
Units purchased	—	—	—	—	—	—
Units redeemed and transferred	—	—	—	—	—	—

Units outstanding at December 31, 2006	—	—	—	—	—	—
Units purchased	23	852	220	13	848	8
Units redeemed and transferred	1,325	438,629	185,376	23,453	565,844	814

Units outstanding at December 31, 2007	1,348	439,481	185,596	23,466	566,692	822

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	ProFund VP Pharmaceuticals Subaccount (1)	ProFund VP Small- Cap Value Subaccount (1)	ProFund VP Falling US Dollar Subaccount (1)	ProFund VP Emerging Markets Subaccount (1)	ProFund VP International Subaccount (1)	ProFund VP Asia 30 Subaccount (1)
Units outstanding at January 1, 2006	—	—	—	—	—	—
Units purchased	—	—	—	—	—	—
Units redeemed and transferred	—	—	—	—	—	—

Units outstanding at December 31, 2006	—	—	—	—	—	—
Units purchased	8	8	8	443	66	499
Units redeemed and transferred	5,361	974	15,600	126,001	15,896	309,041

Units outstanding at December 31, 2007	5,369	982	15,608	126,444	15,962	309,540

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	ProFund VP Japan Subaccount (1)	ProFund VP Short NASDAQ-100 Subaccount (1)	ProFund VP U.S. Government Plus Subaccount (1)	ProFund VP Basic Materials Subaccount (1)	ProFund VP Financials Subaccount (1)	ProFund VP Precious Metals Subaccount (1)
Units outstanding at January 1, 2006	—	—	—	—	—	—
Units purchased	—	—	—	—	—	—
Units redeemed and transferred	—	—	—	—	—	—

Units outstanding at December 31, 2006	—	—	—	—	—	—
Units purchased	8	8	184	623	8	2,501
Units redeemed and transferred	1,350	2,641	133,283	383,529	5,193	232,104

Units outstanding at December 31, 2007	1,358	2,649	133,467	384,152	5,201	234,605

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	ProFund VP Telecommunications Subaccount (1)	ProFund VP Mid-Cap Subaccount (1)	ProFund VP Short Emerging Markets Subaccount (1)	ProFund VP Short International Subaccount (1)
Units outstanding at January 1, 2006	—	—	—	—
Units purchased	—	—	—	—
Units redeemed and transferred	—	—	—	—

Units outstanding at December 31, 2006	—	—	—	—
Units purchased	8	20	8	8
Units redeemed and transferred	2,268	1,562	(8)	(8)

Units outstanding at December 31, 2007	2,276	1,582	—	—

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2007

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
WRL JPMorgan Core Bond
	12/31/2007		3,930,379	$118.56	to	$14.17	$85,872,561	5.05%	0.65%	to	1.80%	6.25%	to	5.04%
	12/31/2006		4,949,500	111.59	to	13.49	100,664,163	5.14	0.65	to	1.80	3.15	to	2.07
	12/31/2005		6,421,063	108.18	to	13.21	125,153,390	5.08	0.65	to	1.80	1.54	to	0.48
	12/31/2004		8,088,524	106.54	to	13.15	153,746,275	6.58	0.65	to	1.80	3.70	to	2.66
	12/31/2003		10,620,259	102.73	to	12.81	195,850,734	4.38	0.65	to	1.80	2.73	to	2.36
WRL Asset Allocation - Conservative
	12/31/2007		9,934,381	158.60	to	14.32	137,735,465	2.89	0.65	to	1.80	5.69	to	4.49
	12/31/2006		10,227,657	150.05	to	13.74	135,219,001	3.23	0.65	to	1.80	8.74	to	7.50
	12/31/2005		11,538,664	137.99	to	12.82	141,292,086	2.63	0.65	to	1.80	4.50	to	3.31
	12/31/2004		12,218,863	132.05	to	12.43	144,464,876	0.31	0.65	to	1.80	9.00	to	7.75
	12/31/2003		11,314,070	121.14	to	11.56	123,619,597	0.13	0.65	to	1.80	21.14	to	20.65
WRL Asset Allocation - Growth
	12/31/2007		17,304,976	206.33	to	18.33	273,992,480	2.18	0.65	to	1.80	7.06	to	5.84
	12/31/2006		19,577,510	192.73	to	17.35	291,511,214	0.92	0.65	to	1.80	14.87	to	13.56
	12/31/2005		19,198,999	167.78	to	15.32	250,701,556	0.46	0.65	to	1.80	11.51	to	10.24
	12/31/2004		18,488,391	150.46	to	13.94	218,174,694	0.09	0.65	to	1.80	13.44	to	12.14
	12/31/2003		14,665,341	132.63	to	12.46	153,574,422	0.16	0.65	to	1.80	32.63	to	28.39
WRL Asset Allocation - Moderate Growth
	12/31/2007		33,517,719	189.78	to	17.02	515,310,475	2.31	0.65	to	1.80	7.11	to	5.89
	12/31/2006		37,652,024	177.18	to	16.11	544,497,238	1.58	0.65	to	1.80	13.10	to	11.81
	12/31/2005		36,700,121	156.66	to	14.45	472,800,240	1.11	0.65	to	1.80	9.20	to	7.96
	12/31/2004		35,005,006	143.46	to	13.41	416,138,606	0.19	0.65	to	1.80	12.81	to	11.51
	12/31/2003		28,667,443	127.17	to	12.06	304,244,767	0.15	0.65	to	1.80	27.17	to	24.83
WRL Asset Allocation - Moderate
	12/31/2007		29,569,754	173.84	to	15.64	433,193,070	2.90	0.65	to	1.80	7.25	to	6.04
	12/31/2006		33,544,099	162.08	to	14.78	461,798,896	2.56	0.65	to	1.80	10.76	to	9.50
	12/31/2005		35,529,545	146.34	to	13.53	445,105,148	1.84	0.65	to	1.80	6.75	to	5.53
	12/31/2004		34,786,168	137.08	to	12.86	411,450,399	0.25	0.65	to	1.80	10.67	to	9.40
	12/31/2003		30,968,199	123.87	to	11.78	333,386,267	0.11	0.65	to	1.80	23.87	to	22.57
WRL International Moderate Growth
	12/31/2007		1,256,678	11.06	to	11.00	13,915,831	1.25	0.65	to	1.80	7.15	to	6.76
	12/31/2006	(1)	414,456	10.32	to	10.30	4,281,283	11.00	0.65	to	1.80	3.23	to	3.05

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
WRL MFS International Equity
	12/31/2007	7,787,933	$224.16	to	$20.11	$107,503,153	0.92%	0.65%	to	1.80%	8.44%	to	7.21%
	12/31/2006	9,827,945	206.71	to	18.80	126,026,993	1.40	0.65	to	1.80	22.27	to	20.88
	12/31/2005	8,713,637	169.05	to	15.57	92,952,081	0.75	0.65	to	1.80	12.07	to	10.86
	12/31/2004	8,977,664	150.85	to	14.10	86,464,519	—	0.65	to	1.80	13.51	to	12.30
	12/31/2003	9,036,211	132.89	to	12.57	77,119,038	—	0.65	to	1.80	32.89	to	25.30
WRL Capital Guardian US Equity
	12/31/2007	2,017,560	168.10	to	14.78	26,434,679	0.69	0.65	to	1.80	(0.88)	to	(1.93)
	12/31/2006	2,417,210	169.59	to	15.11	32,165,384	0.53	0.65	to	1.80	9.40	to	8.15
	12/31/2005	2,837,865	155.03	to	14.00	34,764,783	0.53	0.65	to	1.80	5.62	to	4.42
	12/31/2004	3,197,041	146.78	to	13.44	37,417,928	0.29	0.65	to	1.80	9.06	to	7.80
	12/31/2003	2,565,920	134.59	to	12.50	27,704,830	0.19	0.65	to	1.80	34.59	to	33.99
WRL Capital Guardian Value
	12/31/2007	3,639,535	184.75	to	16.16	49,505,031	1.08	0.65	to	1.80	(6.89)	to	(7.95)
	12/31/2006	4,639,914	198.43	to	17.60	68,330,623	1.49	0.65	to	1.80	15.74	to	14.43
	12/31/2005	4,696,853	171.44	to	15.42	60,134,982	0.96	0.65	to	1.80	7.01	to	5.79
	12/31/2004	4,885,313	160.20	to	14.60	59,007,715	1.10	0.65	to	1.80	15.95	to	14.62
	12/31/2003	3,430,087	138.17	to	12.77	35,988,208	0.86	0.65	to	1.80	38.17	to	32.11
WRL Clarion Global Real Estate Securities
	12/31/2007	3,606,487	254.92	to	36.62	107,689,791	5.75	0.65	to	1.80	(7.31)	to	(8.36)
	12/31/2006	5,872,379	275.02	to	39.96	190,561,663	1.37	0.65	to	1.80	41.35	to	39.75
	12/31/2005	5,672,917	194.56	to	28.59	130,645,633	1.67	0.65	to	1.80	12.74	to	11.46
	12/31/2004	6,229,107	172.57	to	25.65	128,200,354	2.09	0.65	to	1.80	32.00	to	30.49
	12/31/2003	6,000,388	130.74	to	19.66	94,261,032	2.35	0.65	to	1.80	30.74	to	33.24
WRL Federated Market Opportunity
	12/31/2007	5,522,141	141.67	to	19.65	156,409,561	3.57	0.65	to	1.80	(1.12)	to	(2.25)
	12/31/2006	7,934,884	143.28	to	20.10	230,398,865	1.63	0.65	to	1.80	2.09	to	0.93
	12/31/2005	10,581,649	140.34	to	19.91	301,353,975	2.21	0.65	to	1.80	4.43	to	3.09
	12/31/2004	12,101,342	134.38	to	19.32	334,800,049	2.74	0.65	to	1.80	8.59	to	7.26
	12/31/2003	12,764,449	123.75	to	18.01	331,523,714	4.28	0.65	to	1.80	23.75	to	24.51
WRL Transamerica Science & Technology
	12/31/2007	3,979,137	205.56	to	17.80	21,123,844	—	0.65	to	1.80	31.89	to	30.40
	12/31/2006	3,404,620	155.85	to	13.68	13,775,958	—	0.65	to	1.80	0.35	to	(0.79)
	12/31/2005	5,210,793	155.30	to	13.82	21,230,356	0.38	0.65	to	1.80	1.40	to	0.25
	12/31/2004	7,985,499	153.15	to	13.81	32,432,631	—	0.65	to	1.80	7.36	to	6.13
	12/31/2003	10,758,129	142.66	to	13.07	40,949,964	—	0.65	to	1.80	42.66	to	48.18

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
WRL JPMorgan Mid-Cap Value
	12/31/2007		2,194,173	$196.38	to	$17.37	$39,024,524	0.95%	0.65%	to	1.80%	2.16%	to	1.00%
	12/31/2006		2,908,161	192.22	to	17.25	50,994,113	0.79	0.65	to	1.80	16.49	to	15.16
	12/31/2005		4,123,831	165.01	to	15.01	62,500,814	0.22	0.65	to	1.80	8.45	to	7.21
	12/31/2004		4,520,443	152.16	to	14.04	63,655,338	0.04	0.65	to	1.80	13.84	to	12.53
	12/31/2003		4,480,923	133.66	to	12.50	55,862,710	0.11	0.65	to	1.80	33.66	to	29.00
WRL JPMorgan Enhanced Index
	12/31/2007		736,654	174.55	to	15.46	9,960,369	1.16	0.65	to	1.80	3.86	to	2.68
	12/31/2006		933,322	168.06	to	15.09	12,239,186	0.93	0.65	to	1.80	14.57	to	13.26
	12/31/2005		1,250,274	146.69	to	13.36	14,407,739	1.14	0.65	to	1.80	2.79	to	1.62
	12/31/2004		1,392,050	142.71	to	13.18	15,746,067	0.68	0.65	to	1.80	10.30	to	9.03
	12/31/2003		940,071	129.39	to	12.12	9,786,364	0.48	0.65	to	1.80	29.39	to	26.57
WRL Marsico Growth
	12/31/2007		3,178,806	186.54	to	16.91	37,496,608	0.02	0.65	to	1.80	19.62	to	18.26
	12/31/2006		3,320,873	155.94	to	14.33	32,843,349	0.12	0.65	to	1.80	4.68	to	3.49
	12/31/2005		4,318,109	148.97	to	13.88	41,199,046	0.08	0.65	to	1.80	7.88	to	6.65
	12/31/2004		3,985,270	138.08	to	13.06	35,449,208	—	0.65	to	1.80	11.60	to	10.24
	12/31/2003		4,353,239	123.73	to	11.87	34,998,078	—	0.65	to	1.80	23.73	to	24.02
WRL BlackRock Large Cap Value
	12/31/2007		4,006,872	222.97	to	19.56	99,666,557	0.91	0.65	to	1.80	3.96	to	2.78
	12/31/2006		5,389,122	214.48	to	19.09	129,910,743	0.49	0.65	to	1.80	16.17	to	14.84
	12/31/2005		6,024,737	184.63	to	16.66	125,925,505	0.70	0.65	to	1.80	15.19	to	13.88
	12/31/2004		5,060,353	160.28	to	14.66	93,405,252	1.01	0.65	to	1.80	17.57	to	16.22
	12/31/2003		5,930,145	136.33	to	12.65	94,435,153	0.78	0.65	to	1.80	36.33	to	27.40
WRL MFS High Yield
	12/31/2007		796,540	134.36	to	12.73	10,333,130	4.91	0.65	to	1.80	1.19	to	0.04
	12/31/2006		1,862,433	132.78	to	12.73	24,058,340	11.05	0.65	to	1.80	10.23	to	8.98
	12/31/2005		1,703,957	120.45	to	11.68	20,112,096	10.21	0.65	to	1.80	1.16	to	0.00
	12/31/2004		1,063,304	119.08	to	11.68	12,502,061	4.95	0.65	to	1.80	9.05	to	7.80
	12/31/2003	(1)	978,123	109.19	to	10.84	10,627,516	1.05	0.65	to	1.80	9.08	to	8.31
WRL Munder Net50
	12/31/2007		1,646,784	217.74	to	18.50	18,918,145	—	0.65	to	1.80	16.28	to	14.96
	12/31/2006		2,021,751	187.25	to	16.12	19,979,428	—	0.65	to	1.80	(0.65)	to	(1.78)
	12/31/2005		2,464,060	188.47	to	16.46	24,995,320	—	0.65	to	1.80	7.37	to	6.14
	12/31/2004		3,518,644	175.54	to	15.55	33,633,330	—	0.65	to	1.80	14.59	to	13.28
	12/31/2003		4,289,213	153.19	to	13.77	35,993,834	—	0.65	to	1.80	53.19	to	63.54

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
WRL PIMCO Total Return
	12/31/2007	3,598,331	$121.68	to	$12.21	$44,839,900	2.62%	0.65%	to	1.80%	8.24%	to	7.01%
	12/31/2006	4,017,933	112.41	to	11.41	46,578,057	3.31	0.65	to	1.80	3.44	to	2.36
	12/31/2005	4,664,844	108.67	to	11.15	52,695,711	1.79	0.65	to	1.80	1.67	to	0.51
	12/31/2004	4,966,110	106.89	to	11.09	55,552,948	1.45	0.65	to	1.80	3.72	to	2.63
	12/31/2003	5,689,183	103.06	to	10.81	61,837,421	1.24	0.65	to	1.80	3.06	to	2.97
WRL Legg Mason Partners All Cap
	12/31/2007	4,266,611	180.84	to	16.00	72,439,739	1.28	0.65	to	1.80	0.38	to	(0.76)
	12/31/2006	5,655,405	180.16	to	16.16	96,306,893	0.96	0.65	to	1.80	17.72	to	16.45
	12/31/2005	7,358,240	153.04	to	13.91	107,180,989	0.58	0.65	to	1.80	3.41	to	2.23
	12/31/2004	9,532,580	148.00	to	13.64	135,265,801	0.22	0.65	to	1.80	8.43	to	7.19
	12/31/2003	11,337,624	136.49	to	12.76	149,572,286	0.38	0.65	to	1.80	36.49	to	32.67
WRL T. Rowe Price Equity Income
	12/31/2007	4,944,134	185.15	to	16.42	65,701,024	2.14	0.65	to	1.80	2.65	to	1.48
	12/31/2006	5,487,297	180.37	to	16.22	71,409,089	1.81	0.65	to	1.80	18.19	to	16.85
	12/31/2005	6,134,141	152.61	to	13.91	68,001,769	1.83	0.65	to	1.80	3.44	to	2.26
	12/31/2004	5,945,958	147.54	to	13.64	64,346,566	1.34	0.65	to	1.80	14.15	to	12.76
	12/31/2003	4,685,002	129.25	to	12.13	44,709,838	1.81	0.65	to	1.80	29.25	to	24.53
WRL T. Rowe Price Small Cap
	12/31/2007	2,815,438	195.99	to	16.97	38,755,508	—	0.65	to	1.80	8.90	to	7.66
	12/31/2006	3,459,569	179.97	to	15.81	44,109,717	—	0.65	to	1.80	2.92	to	1.75
	12/31/2005	6,205,377	174.87	to	15.57	78,222,884	—	0.65	to	1.80	9.82	to	8.64
	12/31/2004	6,066,354	159.23	to	14.36	69,702,495	—	0.65	to	1.80	9.65	to	8.39
	12/31/2003	5,716,972	145.22	to	13.28	60,529,341	—	0.65	to	1.80	45.22	to	37.82
WRL Templeton Transamerica Global
	12/31/2007	6,514,678	197.60	to	18.27	246,429,579	1.49	0.65	to	1.80	14.50	to	13.20
	12/31/2006	7,483,536	172.58	to	16.18	256,653,050	1.24	0.65	to	1.80	18.02	to	16.68
	12/31/2005	9,167,189	146.22	to	13.91	269,537,666	1.02	0.65	to	1.80	6.77	to	5.56
	12/31/2004	11,594,230	136.95	to	13.20	325,762,446	—	0.65	to	1.80	8.35	to	7.11
	12/31/2003	5,386,364	126.39	to	12.36	349,861,265	—	0.65	to	1.80	26.39	to	23.37
WRL Third Avenue Value
	12/31/2007	7,826,949	239.97	to	28.08	221,933,368	3.73	0.65	to	1.80	0.54	to	(0.60)
	12/31/2006	10,382,792	238.67	to	28.25	294,909,876	0.77	0.65	to	1.80	15.32	to	14.01
	12/31/2005	11,488,858	206.96	to	24.78	285,137,477	0.55	0.65	to	1.80	18.04	to	16.69
	12/31/2004	11,076,885	175.33	to	21.23	234,818,540	0.65	0.65	to	1.80	24.00	to	22.57
	12/31/2003	10,651,745	141.40	to	17.32	183,893,045	0.44	0.65	to	1.80	41.40	to	34.74

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
WRL Transamerica Balanced
	12/31/2007		2,388,002	$164.68	to	$15.03	$35,498,397	1.08%	0.65%	to	1.80%	12.87%	to	11.59%
	12/31/2006		2,397,390	145.91	to	13.50	31,796,183	1.02	0.65	to	1.80	8.42	to	7.19
	12/31/2005		1,617,385	134.57	to	12.64	19,934,062	1.39	0.65	to	1.80	7.27	to	6.04
	12/31/2004		1,833,340	125.46	to	11.93	21,238,802	1.21	0.65	to	1.80	10.43	to	9.17
	12/31/2003		1,886,892	113.61	to	10.96	19,932,314	0.18	0.65	to	1.80	13.61	to	11.80
WRL Transamerica Convertible Securities
	12/31/2007		1,132,087	181.81	to	16.43	18,635,643	1.89	0.65	to	1.80	17.86	to	16.53
	12/31/2006		1,322,132	154.25	to	14.14	18,606,310	1.56	0.65	to	1.80	10.18	to	8.93
	12/31/2005		1,473,438	139.99	to	13.01	18,965,023	2.27	0.65	to	1.80	3.21	to	2.03
	12/31/2004		1,576,561	135.64	to	12.79	19,811,457	2.01	0.65	to	1.80	12.44	to	11.15
	12/31/2003		1,266,197	120.63	to	11.53	14,263,068	0.16	0.65	to	1.80	20.63	to	21.39
WRL Transamerica Equity
	12/31/2007		37,063,810	213.10	to	19.05	660,343,939	0.02	0.65	to	1.80	15.53	to	14.22
	12/31/2006		47,899,702	184.45	to	16.72	743,273,921	—	0.65	to	1.80	8.07	to	6.78
	12/31/2005		19,219,932	170.67	to	15.70	277,797,343	0.35	0.65	to	1.80	15.78	to	14.46
	12/31/2004		22,953,560	147.40	to	13.75	288,607,481	—	0.65	to	1.80	15.14	to	13.74
	12/31/2003		5,138,138	128.02	to	12.11	56,608,616	—	0.65	to	1.80	28.02	to	28.81
WRL Transamerica Growth Opportunities
	12/31/2007		4,146,517	229.97	to	20.32	70,614,007	0.04	0.65	to	1.80	22.29	to	20.90
	12/31/2006		5,244,600	188.06	to	16.85	73,441,515	0.22	0.65	to	1.80	4.42	to	3.23
	12/31/2005		5,979,068	180.09	to	16.36	80,742,723	—	0.65	to	1.80	15.41	to	14.16
	12/31/2004		6,687,984	156.05	to	14.36	78,755,142	—	0.65	to	1.80	15.87	to	14.54
	12/31/2003		2,363,757	134.68	to	12.55	24,218,170	—	0.65	to	1.80	34.68	to	28.80
WRL Transamerica Money Market
	12/31/2007		7,219,470	111.44	to	11.26	104,097,020	4.93	0.65	to	1.80	4.35	to	3.16
	12/31/2006		7,073,897	106.79	to	10.92	98,729,624	4.69	0.65	to	1.80	4.05	to	2.87
	12/31/2005		8,677,889	102.63	to	10.61	116,546,121	2.93	0.65	to	1.80	2.22	to	1.05
	12/31/2004		9,297,554	100.41	to	10.50	122,975,527	0.97	0.65	to	1.80	0.35	to	(0.80)
	12/31/2003		16,428,223	100.06	to	10.59	217,264,636	0.81	0.65	to	1.80	0.06	to	(0.88)
WRL Transamerica Small/Mid-Cap Value
	12/31/2007		2,563,485	188.05	to	17.88	45,983,475	0.93	0.65	to	1.80	23.93	to	22.52
	12/31/2006		2,508,930	151.74	to	14.63	36,519,785	0.83	0.65	to	1.80	17.29	to	15.96
	12/31/2005		2,393,433	129.37	to	12.64	30,010,588	0.44	0.65	to	1.80	12.83	to	11.54
	12/31/2004	(1)	547,959	114.66	to	11.37	6,192,917	—	0.65	to	1.80	14.66	to	34.41

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
WRL Transamerica U.S. Government Securities
	12/31/2007		751,617	$114.24	to	$11.32	$8,660,322	5.19%	0.65%	to	1.80%	5.36%	to	4.16%
	12/31/2006		766,922	108.43	to	10.87	8,452,354	3.51	0.65	to	1.80	2.60	to	1.44
	12/31/2005		946,654	105.68	to	10.71	10,240,756	3.83	0.65	to	1.80	1.38	to	0.41
	12/31/2004		1,039,734	104.25	to	10.67	11,183,181	3.47	0.65	to	1.80	2.50	to	1.45
	12/31/2003		1,410,880	101.71	to	10.52	14,907,508	2.09	0.65	to	1.80	1.71	to	1.05
WRL Transamerica Value Balanced
	12/31/2007		9,572,838	168.36	to	15.44	229,636,772	2.47	0.65	to	1.80	6.02	to	4.82
	12/31/2006		11,973,713	158.79	to	14.73	272,821,579	2.50	0.65	to	1.80	14.52	to	13.22
	12/31/2005		15,041,454	138.66	to	13.01	301,661,513	2.54	0.65	to	1.80	5.90	to	4.70
	12/31/2004		18,684,899	130.93	to	12.43	356,712,158	1.43	0.65	to	1.80	9.16	to	8.00
	12/31/2003		10,177,287	119.94	to	11.51	178,738,202	3.02	0.65	to	1.80	19.94	to	17.95
WRL Van Kampen Mid-Cap Growth
	12/31/2007		5,504,109	190.17	to	16.99	203,269,191	—	0.65	to	1.80	21.74	to	20.36
	12/31/2006		6,336,971	156.21	to	14.15	202,779,630	—	0.65	to	1.80	9.20	to	7.95
	12/31/2005		8,054,232	143.06	to	13.15	240,213,121	0.09	0.65	to	1.80	6.94	to	5.64
	12/31/2004		10,151,337	133.77	to	12.47	289,820,395	—	0.65	to	1.80	6.56	to	5.23
	12/31/2003		12,517,207	125.54	to	11.88	343,734,722	—	0.65	to	1.80	25.54	to	25.80
Fidelity VIP Contrafund®
	12/31/2007		3,635,311	15.28	to	14.65	54,886,003	0.72	0.65	to	1.80	0.00	to	15.22
	12/31/2006		4,179,205	13.19	to	12.71	54,525,571	0.98	1.25	to	1.80	10.05	to	9.45
	12/31/2005		5,223,653	11.98	to	11.61	62,022,717	0.11	1.25	to	1.80	15.20	to	14.57
	12/31/2004		4,214,772	10.40	to	10.14	43,491,152	0.21	1.25	to	1.80	13.73	to	13.10
	12/31/2003		3,959,558	9.15	to	8.96	35,982,974	1.72	1.25	to	1.80	26.48	to	25.84
Fidelity VIP Equity-Income
	12/31/2007		2,022,483	14.63	to	14.03	29,241,838	1.49	0.65	to	1.80	0.00	to	(0.53)
	12/31/2006		2,402,553	14.63	to	14.10	34,765,816	3.04	1.25	to	1.80	18.45	to	17.80
	12/31/2005		2,452,104	12.35	to	11.97	29,997,995	1.72	1.25	to	1.80	4.26	to	3.69
	12/31/2004		3,455,911	11.84	to	11.54	40,636,943	1.49	1.25	to	1.80	9.85	to	9.24
	12/31/2003		3,952,819	10.78	to	10.57	42,384,239	0.26	1.25	to	1.80	28.29	to	27.64
Fidelity VIP Growth Opportunities
	12/31/2007		986,360	10.12	to	9.70	9,884,259	—	0.65	to	1.80	0.00	to	20.72
	12/31/2006		800,663	8.34	to	8.04	6,592,050	0.52	1.25	to	1.80	3.82	to	3.25
	12/31/2005		945,066	8.03	to	7.79	7,511,162	0.71	1.25	to	1.80	7.33	to	6.74
	12/31/2004		1,142,199	7.48	to	7.29	8,472,001	0.35	1.25	to	1.80	5.56	to	4.98
	12/31/2003		1,276,728	7.09	to	6.95	8,989,302	0.44	1.25	to	1.80	27.67	to	27.03
Fidelity VIP Index 500
	12/31/2007		27,559	13.32	to	13.12	361,985	3.18	1.40	to	1.80	3.72	to	3.31
	12/31/2006		29,650	12.84	to	12.70	376,853	1.52	1.40	to	1.80	13.85	to	13.39
	12/31/2005		31,947	11.28	to	11.20	346,904	0.37	1.40	to	1.80	3.11	to	2.69
	12/31/2004	(1)	5,408	10.94	to	10.91	59,077	—	1.40	to	1.80	9.40	to	9.09

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP Bull
	12/31/2007		151,656	$11.69	to	$11.59	$1,769,490	0.12%	1.25%	to	1.80%	2.27%	to	1.71%
	12/31/2006	(1)	1,368,276	11.43	to	11.40	15,627,778	0.04	1.25	to	1.80	14.30	to	13.96
ProFund VP Money Market
	12/31/2007		3,552,708	10.40	to	10.32	36,882,114	3.81	1.25	to	1.80	2.48	to	1.92
	12/31/2006	(1)	62,983	10.15	to	10.12	638,568	3.02	1.25	to	1.80	1.52	to	1.22
ProFund VP NASDAQ-100
	12/31/2007		125,823	13.25	to	13.14	1,663,440	—	1.25	to	1.80	16.17	to	15.53
	12/31/2006	(1)	368,479	11.41	to	11.38	4,200,676	—	1.25	to	1.80	14.10	to	13.75
ProFund VP Short Small-Cap
	12/31/2007		68,537	9.08	to	9.00	621,651	7.15	1.25	to	1.80	3.24	to	2.67
	12/31/2006	(1)	23,399	8.79	to	8.77	205,580	0.13	1.25	to	1.80	(12.07)	to	(12.34)
ProFund VP Small-Cap
	12/31/2007		138,369	10.84	to	10.75	1,496,525	0.19	1.25	to	1.80	(3.43)	to	(3.95)
	12/31/2006	(1)	748,478	11.22	to	11.19	8,394,017	—	1.25	to	1.80	12.24	to	11.90
Access VP High Yield
	12/31/2007	(1)	1,348	10.31	to	10.29	13,899	7.22	1.25	to	1.80	3.12	to	2.94
ProFund VP Europe 30
	12/31/2007	(1)	439,481	10.29	to	10.28	4,524,080	—	1.25	to	1.80	2.98	to	2.80
ProFund VP Oil & Gas
	12/31/2007	(1)	185,596	10.91	to	10.90	2,024,736	—	1.25	to	1.80	9.16	to	8.97
ProFund VP UltraSmall-Cap
	12/31/2007	(1)	23,466	8.87	to	8.85	208,045	0.07	1.25	to	1.80	(11.30)	to	(11.46)
ProFund VP Utilities
	12/31/2007	(1)	566,692	10.74	to	10.73	6,089,835	—	1.25	to	1.80	7.50	to	7.31
ProFund VP Consumer Services
	12/31/2007	(1)	822	9.15	to	9.14	7,522	—	1.25	to	1.80	(8.41)	to	(8.57)
ProFund VP Pharmaceuticals
	12/31/2007	(1)	5,369	10.00	to	9.98	53,681	0.14	1.25	to	1.80	0.01	to	(0.17)
ProFund VP Small-Cap Value
	12/31/2007	(1)	982	9.16	to	9.15	9,000	—	1.25	to	1.80	(8.34)	to	(8.51)
ProFund VP Falling US Dollar
	12/31/2007	(1)	15,608	10.58	to	10.57	165,176	—	1.25	to	1.80	5.85	to	5.66
ProFund VP Emerging Markets
	12/31/2007	(1)	126,444	11.47	to	11.46	1,450,846	—	1.25	to	1.80	14.80	to	14.60

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP International
	12/31/2007	(1)	15,962	$10.10	to	$10.09	$161,327	—%	1.25%	to	1.80%	1.08%	to	0.90%
ProFund VP Asia 30
	12/31/2007	(1)	309,540	11.69	to	11.67	3,617,425	0.04	1.25	to	1.80	16.95	to	16.75
ProFund VP Japan
	12/31/2007	(1)	1,358	9.13	to	9.11	12,400	0.07	1.25	to	1.80	(8.69)	to	(8.85)
ProFund VP Short NASDAQ-100
	12/31/2007	(1)	2,649	9.73	to	9.72	25,796	17.32	1.25	to	1.80	(2.64)	to	(2.81)
ProFund VP U.S. Government Plus
	12/31/2007	(1)	133,467	10.82	to	10.81	1,444,104	1.39	1.25	to	1.80	8.24	to	8.06
ProFund VP Basic Materials
	12/31/2007	(1)	384,152	11.12	to	11.11	4,272,903	—	1.25	to	1.80	11.29	to	11.09
ProFund VP Financials
	12/31/2007	(1)	5,201	8.64	to	8.63	44,957	0.02	1.25	to	1.80	(13.55)	to	(13.70)
ProFund VP Precious Metals
	12/31/2007	(1)	234,605	11.78	to	11.76	2,763,300	0.27	1.25	to	1.80	17.85	to	17.64
ProFund VP Telecommunications
	12/31/2007	(1)	2,276	9.54	to	9.53	21,720	0.18	1.25	to	1.80	(4.55)	to	(4.72)
ProFund VP Mid-Cap
	12/31/2007	(1)	1,582	9.75	to	9.74	15,440	—	1.25	to	1.80	(2.41)	to	(2.58)
ProFund VP Short Emerging Markets
	12/31/2007	(1)	—	8.24	to	8.23	—	—	1.25	to	1.80	(17.54)	to	(17.68)
ProFund VP Short International
	12/31/2007	(1)	—	9.83	to	9.82	—	—	1.25	to	1.80	(1.64)	to	(1.81)

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest. These ratios are annualized for periods less than one year. The investment income ratios have been restated for 2002 through 2005 due to a change in the calculation methodology.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded.

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2007

5. Administrative, Mortality, and Expense Risk Charge

No deduction for sales expenses is made from the purchase payments. A contingent deferred sales charge may, however, be assessed against contract values when withdrawn or surrendered. On each anniversary through maturity date and at surrender, WRL will deduct an annual Contract charge as partial compensation for providing administrative services under the Contracts.

A daily charge as a percentage of average daily net assets is assesed to compensate WRL for assumption of mortality and expense risks and administrative services in connection with issuance and administration of the Contracts. This charge (not assesd on the individual contract level) effectively reduces the value of a unit outstanding during the year. The following reflects the annual rate for daily charges as assessed by each Mutual Fund Account class:

Class A	1.25%
Class B	1.40%
Class C	1.65%
Class D	1.80%
Class E	0.65%
Class F	1.25%
Class G	1.65%
Class H	1.40%
Class I	1.80%

6. Income Taxes

Operations of the Mutual Fund Account form a part of WRL, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of WRL for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from WRL. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to WRL, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

WRL Series Annuity Account

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

The financial statements for the WRL Series Annuity Account and for Western Reserve Life Assurance Co. of Ohio (“Western Reserve”) are included in Part B.

(b)	Exhibits

(1)	Resolution of the Board of Directors of Western Reserve establishing the separate account 1/

(2)	Not Applicable

(3)	Distribution of Contracts

(a)	Master Service and Distribution Compliance Agreement 1/

(b)	Amendment to Master Service and Distribution Compliance Agreement 2/

(c)	Form of Broker/Dealer Supervisory and Service Agreement 2/

(d)	Principal Underwriting Agreement 2/

(e)	First Amendment to Principal Underwriting Agreement 2/

(f)	Second Amendment to Principal Underwriting Agreement. 3/

(g)	Third Amendment to Principal Underwriting Agreement. 4/

(h)	Amended and Reinstated Principal Underwriting Agreement between WRL and AFSG. Note 25

(i)	First Amendment to Amended and Reinstated Principal Underwriting Agreement. Note 25

(j)	Amendment No. 2 to Amended and Reinstated Principal Underwriting Agreement. Note 26

(k)	Form of Life Insurance Company Product Sales Agreement Note 30

(4)	(a) Specimen Flexible Payment Variable Accumulation Deferred Annuity Contract (WL18) 5/

(b)	Specimen Flexible Payment Variable Accumulation Deferred Annuity Contract (VA30) 6/

(c)	Death Benefit Riders

(i)	Annual Step-Up Death Benefit (GDB10) 6/

(ii)	Compounding Minimum Death Benefit (GDB11) 6/

(d)	Guaranteed Minimum Income Benefit Rider (GIB01) 5/

(e)	Guaranteed Minimum Income Benefit Rider (GIB02) 7/

(f)	Terminal Illness Rider (EA132) 5/

(g)	Nursing Care Facility Waiver Endorsement (EA133) 5/

(h)	Tax-Sheltered Annuity Endorsement (EA125) 8/

(i)	Endorsement - Contract Loan Provisions (EA126) 8/

(j)	Endorsement - Dollar Cost Averaging (EA134) 8/

(k)	Endorsement - Asset Rebalancing Program (EA135) 8/

(l)	Additional Earnings Rider (AER01) 7/

(m)	Additional Earnings Rider (AER02) 9/

(n)	Split Contract Endorsement (EA141) 9/

(o)	Guaranteed Minimum Death Benefit Endorsements

(i)	(EA138A, EA139, EA139B, EA140) 7/

(ii)	(EA142, EA145) 9/

(5)	(a) Application for Flexible Payment Variable Accumulation Deferred Annuity Contract (APP00500) 10/

(b)	Application for Flexible Payment Variable Accumulation Deferred Annuity Contract (APP00601) 9/

(6)	(a) Second Amended Articles of Incorporation of Western Reserve 1/

(b)	Certificate of First Amendment to Second Amended Articles of Incorporation of Western Reserve 11/

(c)	Amended Code of Regulations of Western Reserve 1/

(7)	(a) Reinsurance Agreement (TIRe) 9/

(b)	Reinsurance Agreement (GPHRe) 12/

(8)	(a)	Participation Agreements Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999 13/

(b)	Amendment No. 1 dated March 15, 2000 to Participation Agreement -Variable Insurance Products Fund 8/

(c)	Second Amendment dated April 12, 2001 to Participation Agreement – Variable Insurance Products Fund 14/

(d)	Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999 13/

(e)	Amendment No. 1 dated March 15, 2000 to Participation Agreement -Variable Insurance Products Fund II 8/

(f)	Second Amendment dated April 12, 2001 to Participation Agreement – Variable Insurance Products Fund II 14/

(g)	Third Amendment dated September 1, 2003 to Participation Agreement – Variable Insurance Products Fund II 15/

(h)	Fourth Amendment dated December 1, 2003 to Participation Agreement – Variable Insurance Products Fund II 3/

(i)	Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999 13/

(j)	Amendment No. 1 dated March 15, 2000 to Participation Agreement – Variable Insurance Products Fund 8/

(k)	Second Amendment dated April 12, 2001 to Participation Agreement – Variable Insurance Products Fund III 14

(l)	Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated February 21, 2001 and Amendments thereto 15/

(m)	Amendment No. 21 to Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated September 1, 2003 3/

(n)	Amendment No. 22 to Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated December 1, 2003 16/

(o)	Amendment No. 23 to Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated May 1, 2004. 4/

(o)(1)	Amendment No. 24 to Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated October 22, 2004. Note 22

(o)(2)	Amendment No. 25 to Participation Agreement (ATST) Note 22

(o)(3)	Amendment No. 26 to Participation Agreement (ATST) Note 24

(o)(4)	Amendment No. 29 to Participation Agreement (TST) Note 31

(p)	Amended and Restated Fund Participation Agreement between Access Variable Insurance Trust and Western Reserve dated May 1, 2004 4/

(q)	Participation Agreement Among ProFunds and Western Reserve. Note 27

(q)(1)	Amendment No. 2 to Participation Agreement (ProFunds) Note 28

(9)	Opinion and Consent of Counsel. Note 31

(10)	(a) Consent of Counsel. Note 31

(b)	Consent of Independent Registered Public Accounting Firm. Note 31

(c)	Opinion and Consent of Actuary. Note 24

(11)	Not Applicable

(12)	Not Applicable

(13)	Schedules for Computation of Performance Quotations. Note 17

(14)	Not Applicable

(15)	(a) Powers of Attorney 18/

(b)	Power of Attorney – Ron Wagley and Allan J. Hamilton 4/

(c)	J. Vahl, B. Clancy, P. Reaburn, C. Vermie, A. Hamilton. Note 19 R. Wagley. Note 20 K. Kilbane. Note 21 Arthur Schneider Note 22. Christopher H. Garrett. Note 23. Charles T. Boswell and Timmy L. Stonehocker. Note 24 (Charles T. Boswell, Arthur Schneider, John Hunter, Brenda K. Clanty, Timmy L. Stonehocker, and Allan J. Hamilton) Note 26 (Eric J. Martin) Note 29

1/	This exhibit was previously filed on Post-Effective Amendment No. 11 to Form N-4 dated April 20, 1998 (File No. 33-49556) and is incorporated herein by reference.

2/	This exhibit was previously filed on Post-Effective Amendment No. 4 to Form S-6 dated April 21, 1999 (File No. 333-23359) and is incorporated herein by reference.

3/	This exhibit was previously filed on Pre-Effective Amendment No. 1 for Form N-6 dated October 9, 2003 (File No. 333-107705) and is incorporated herein by reference.

4/	This exhibit was previously filed on Post-Effective Amendment No. 6 to Form N-4 dated April 19, 2004 (File No. 333-84773) and is incorporated herein by reference.

5/	This exhibit was previously filed on the Initial Registration Statement on Form N-4 dated July 12, 1999 (File No. 333-82705) and is incorporated herein by reference.

6/	This exhibit was previously filed on Post-Effective Amendment No. 7 to Form N-4 dated February 19, 2003 (File No. 333-82705) and is incorporated herein by reference.

7/	This exhibit was previously filed on Post-Effective Amendment No. 3 to Form N-4 dated February 19, 2002 (File No. 333-82705) and is incorporated herein by reference.

8/	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-4 dated April 10, 2000 (File No. 333-93169) and is incorporated herein by reference.

9/	This exhibit was previously filed on Post-Effective Amendment No. 5 to Form N-4 dated April 14, 2003 (File No. 333-93169) and is incorporated herein by reference.

10/	This exhibit was previously filed on Post-Effective Amendment No. 15 to Form N-4 dated April 23, 2002 (File No. 33-49556) and is incorporated herein by reference.

11/	This exhibit was previously filed on Post-Effective Amendment No. 1 to Form N-4 dated April 21, 2000 (File No. 333-82705) and is incorporated herein by reference.

12/	This exhibit was previously filed on Post-Effective Amendment No. 8 to Form N-4 dated April 15, 2003 (File No. 333-82705) and is incorporated herein by reference.

13/	This exhibit was previously filed on the Initial Registration Statement to Form S-6 dated September 23, 1999 (File No. 333-57681) and is incorporated herein by reference.

14/	This exhibit was previously filed on Post-Effective Amendment No. 16 to Form S-6 dated April 16, 2001 (File No. 33-69138) and is incorporated herein by reference.

15/	This exhibit was previously filed on the Initial Registration Statement to Form N-4 dated September 5, 2003 (File No. 333-108525) and is incorporated herein by reference.

16/	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-6 dated January 14, 2004 (File No. 333-110315) and is incorporated herein by reference.

17/	This exhibit was previously filed on Post-Effective Amendment No. 28 to Form N-1A dated April 24, 1997 (File No. 33-507) and is incorporated herein by reference.

18/	This exhibit was previously filed on Post-Effective Amendment No. 5 to Form N-4 dated November 1, 2002 (File No. 333-82705) and is incorporated herein by reference.

19	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-108525) filed on September 5, 2003.

20	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-108525) on April 29, 2004.

21	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333 -108525) filed on January 7, 2005.

22	Filed with Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 333-82705) Filed on April 28, 2005.

23	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-108525) dated December 13, 2005.

24	Filed with Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-82705) dated April 26, 2006.

25	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-108525) dated February 13, 2007.

26	Filed with Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 333-82705) dated April 26, 2007.

27	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-108525) on February 13, 2007.

28	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 registration statement (File No. 333-145461) on October 23, 2007.

29	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-145461) on August 15, 2007

30	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 registration statement (File No. 333-125817) on February 15, 2008.

31	Filed herewith

Item 25.	Directors and Officers of the Depositor

Name	Principal Business Address	Position and Offices with Depositor
Charles T. Boswell	(2)	Director and Chief Executive Officer
Arthur Schneider	(1)	Director and Senior Vice President, and Chief Tax Officer
Brenda K. Clancy	(1)	Director and President
Timmy L. Stonehocker	(1)	Director and Chairman of the Board
Eric J. Martin	(1)	Vice President and Controller
John Hunter	(1)	Director and Chief Financial Officer
Darin D. Smith	(1)	Vice President, Assistant Secretary, and APS General Counsel

(1)	4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001

(2)	570 Carillon Parkway, St. Petersburg, Florida 33716

Item 26.	Persons Controlled by or under Common Control with the Depositor or Registrant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company
Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance
ADB Corporation, L.L.C.	Delaware	100% AUSA Holding Company	Special purpose limited Liability company
AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	Insurance company marketing support
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company
AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment advisor
AEGON Dealer Services Canada, Inc.	Canada	100% National Financial Corporation	Mutual fund dealership
AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company
AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing
AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company
AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government
AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand
AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing
AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager
AEGON Funding Corp.	Delaware	100% AEGON USA, Inc.	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON International B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Ireland Services Limited	Ireland	100% AEGON Ireland Holding B.V.	Provides the services of staff and vendors to AEGON Financial Assurance Ireland, Limited and AEGON Global Institutional Markets, PLC
AEGON Life Insurance Agency	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan)	Life insurance

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (42.54%); Transamerica Occidental Life Insurance Company (21.38%); Monumental Life Insurance Company (20.54%); Life Investors Insurance Company of America (15.54%)	Investment vehicle for securities lending cash collaterol
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON Direct Marketing Services e Corretora de Seguros de Vida Ltda.	Brazil	749,000 quotes shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International N.V.	Brokerage company
AEGON N.V.	Netherlands	22.238% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies
AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 12,962 shares; AEGON USA, Inc. owns 3,238 shares	Holding company
AEGON U.S. Holding Corporation	Delaware	1056 shares of Common Stock owned by Transamerica Corp.; 225 shares of Series A Voting Preferred Stock owned by Transamerica Corporation	Holding company
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, Inc.	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services
AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services
AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 120 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company
AEGON/Transamerica Series Trust	Delaware	100% AEGON/Transamerica Fund Advisors, Inc.	Mutual fund
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company
Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent
Apple Partners of Iowa LLC	Iowa	Member: Monumental Life Insurance Company	Hold title on Trustee’s Deeds on secured property
ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: TOLIC (99%)	Property
Asia Investments Holdings, Limited	Hong Kong	99% TOLIC	Holding company
AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company
AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - First AUSA Life Insurance Company (99%)	Inter-company lending and general business
Bankers Financial Life Ins. Co.	Arizona	Class B Common stock is allocated 75% of total cumulative vote - AEGON USA, Inc. Class A Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
Bay Area Community Investments I, LLC	California	70% LIICA; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated), Chen Jun	Insurance Agency
Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, Inc.; 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company
CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, Inc.	Special purpose
Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, Inc.	Insurance agency
Clark, Inc.	Delaware	100% AUSA Holding Company	Holding company
Clark Consulting, Inc.	Delaware	100% Clark, Inc.	Financial consulting firm
Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, Inc.	Registered investment advisor
Clark Securities, Inc.	California	100% Clark Consulting, Inc.	Broker-Dealer
COLI Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Inactive
Commonwealth General Corporation (“CGC”)	Delaware	AEGON U.S. Corporation owns 100 shares; AEGON USA, Inc. owns 5 shares	Holding company
Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency
CRG Fiduciary Services, Inc.	California	100% Clark Consulting, Inc.	Inactive
CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance
CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Systems, Inc.	Maryland	100% Creditor Resources, Inc.	Technology
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer
ECB Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Inactive
Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company
Executive Benefit Services, Inc.	California	100% Clark Consulting, Inc.	Inactive
FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate
FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate
FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Flashdance, LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production
Fourth & Market Funding, LLC	Delaware	100% Commonwealth General Corporation	Investments
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments
Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities
Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities
Garnet Community Investments III, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet LIHTC Fund I, LLC	Delaware	Members: Garnet Community Investments I, LLC (0.01%); Goldenrod Asset Management, Inc.—a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	100% Garnet Community Investments XI, LLC	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); Washington Mutual Bank (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (68.10%); Norlease, Inc., a non-AEGON affiliate (31.89%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affilaite (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affilaite (99.99%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XVII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Gemini Investments, Inc.	Delaware	100% TLIC	Investment subsidiary
Global Preferred Re Limited	Bermuda	100% GPRE Acquisition Corp.	Reinsurance

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company
GPRE Acquisition Corp.	Delaware	100% AEGON N.V.	Acquisition company
Hott Feet Development LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production
In the Pocket LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production
Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending
InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment
Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote - AEGON USA, Inc. Participating common stock (100% owned by non-AEGON shareholders) is allowed 40% of total cumulative vote.	Insurance
JMH Operating Company, Inc.	Mississippi	100% Monumental Life Insurance Company	Real estate holdings
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities
Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
Life Investors Insurance Company of America	Iowa	679,802 shares Common Stock owned by AEGON USA, Inc.; 504,033 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance
LIICA Holdings, LLC	Delaware	Sole Member: Life Investors Insurance Company of America	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100% Life Investors Insurance Company of America	Captive insurance company
Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company
Merrill Lynch Life Insurance Company	Arkansas	100% AEGON USA, Inc.	Insurance company
ML Life Insurance Company of New York	New York	100% AEGON USA, Inc.	Insurance company
Money Concepts (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management services to unaffiliated third party administrator
Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company
Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company
nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company
National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency
NEF Investment Company	Calfornia	100% TOLIC	Real estate development
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity
Penco, Inc.	Ohio	100% AUSA Holding Company	Record keeping
Pensaprima, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary
Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCG Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Co.	Holding company
Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Co.	Holding company
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance
Quantitative Data Solutions, LLC	Delaware	100% TOLIC	Special purpose corporation
RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 38.356% Transamerica Life Insurance Co.; 34.247% TOLIC; 18.356% LIICA; 6.301% Monumental Life Insurance Co.; 2.74% Transamerica Financial Life Insurance Co.	Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members: 59.5% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25%; Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members: 30.4% Transamerica Life Insurance Company.; 23% Transamerica Occidental Life Insurance Company; 1% Stonebridge Life Insurance Company; 11% Life Investors Insurance Company of America; 19% Monumental Life Insurance Company	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	33.4% owned by Life Investors Insurance Company of America; 10% owned by Transamerica Occidental Life Insurance Company; 41.4% owned by Monumental Life Insurance Company; 9.4% owned by Transamerica Financial Life Insurance Company; 1% owned by Stonebridge Life Insurance Company	Real estate alternatives investment
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 32% owned by Monumental Life Insurance Company; 4% owned by Transamerica Financial Life Insurance Company	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 32% owned by Monumental Life Insurance Company; 4% owned by Transamerica Financial Life Insurance Company	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 5 NR, LLC	Delaware	Manager: AEGON USA Realty Advisors, Inc.	Real estate investments
Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	Manager: AEGON USA Realty Advisors, Inc.	Real estate investments
Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Retirement Project Oakmont	CA	General Partners: Transamerica International Holdings, Inc. ; TOLIC; Transameirca Oakmont Retirement Associates, a CA limited partnership. Co-General Partners of Transamerica Oakmont Retirement Associates are Transamerica Oakmont Corp. and Transamerica Products I (Administrative General Partner).	Senior living apartment complex
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company
Southwest Equity Life Ins. Co.	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, Inc. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, Inc.	Insurance company
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation
Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership
TBK Insurance Agency of Ohio, Inc.	Ohio	500 shares non-voting common stock owned by Transamerica Financial Advisors, Inc.; 1 share voting common stock owned by James Krost	Variable insurance contract sales in state of Ohio
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at TFC
The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust
The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership
Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements
Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns-23%	Fund advisor

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer
Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company
Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Holding company
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company
Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica Direct Marketing Group-Mexico Servicios S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
Transamerica Direct Marketing Services Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International B.V.	Marketing company
Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	100% Transamerica International Holdings, Inc.	Broker/dealer
Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, Inc.; 12.60% TOLIC	Insurance
Transamerica Financial Resources Insurance Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages
Transamerica IDEX Mutual Funds	Delaware	100% InterSecurities, Inc.	Mutual fund
Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Group, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage
Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, Inc.	Investments
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, Inc.	Reinsurance
Transamerica Investment Management, LLC	Delaware	80% Transamerica Investment Services, Inc. as Original Member; 20% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor
Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Holding company
Transamerica Investors, Inc.	Maryland	100% Transamerica Investment Management, LLC	Advisor
Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Occidental Life Insurance Company	Long-term life insurer in Bermuda — will primarily write fixed universal life and term insurance

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International N.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company
Transamerica Life Insurance Company	Iowa	316,955 shares Common Stock owned by Transamerica Occidental Life Insurance Company; 87,755 shares Series B Preferred Stock owned by AEGON USA, Inc.	Insurance
Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc. - sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.
Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties
Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties
Transamerica Oakmont Retirement Associates	California	Co-General Partners are Transamerica Oakmont Corporation and Transamerica Products I (Administrative General Partner)	Senior living apartments
Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	1,104,117 shares Common Stock owned by Transamerica International Holdings, Inc.; 1,103,466 shares of Preferred Stock owned by Transamerica Corporation	Life Insurance
Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance
Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company
Transamerica Re Consultoria em Seguros e Servicos Ltda	Brazil	95% TOLIC; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting
Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company
Transamerica Realty Services, LLC (“TRS”)	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments
Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services
Transamerica Securities Sales Corporation	Maryland	100% Transamerica International Holdings, Inc.	Broker/Dealer
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of administrative services
United Financial Services, Inc.	Maryland	100% AEGON USA, Inc.	General agency
Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator
USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator
Valley Forge Associates, Inc.	Pennsylvania	100% Commonwealth General Corporation	Furniture & equipment lessor
Westcap Investors, LLC	Delaware	100% Transamerica Investment Management, LLC	Inactive
Westcap Investors Series Fund, LLC	Delaware	Transamerica Investment Management, LLC is the Managing Member	This Series Fund is an unregistered investments vehicle for Transamerica Investment Management, LLC (former Westcap Investors, LLC) clients are Members

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, Inc.	Insurance
Westport Strategies, LLC	Delaware	AUSA Holding Company - sole Member	Provide administrative and support services, including but not limited to plan consulting, design and administration in connection with retail insurance brokerage business as carried on by producers related to corporate-owned or trust-owned life insurance policies
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Reinsurance Limited	Bermuda	100% World Financial Group, Inc.	Reinsurance
WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Holding Company of Canada Inc.	Canada	100% TIHI	Holding company
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive
Zero Beta Fund, LLC	Delaware	Manager: AEGON USA Investment Management, LLC	Aggregating vehicle formed to hold various fund investments.

As of 1/1/2008

Item 27.	Number of Contract Owners

As of February 9, 2008, there were 28,169 Contract owners for the WRL Freedom Premier and 1,378 Contract owners for the WRL Freedom Premier II.

Item 28.	Indemnification

Provisions exist under the Ohio General Corporation Law (see, e.g., Section 1701.13), the Second Amended Articles of Incorporation of Western Reserve and the Amended Code of Regulations of Western Reserve whereby Western Reserve may indemnify certain persons against certain payments incurred by such persons.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA Z, Separate Account VA EE, Separate Account VA-1, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA GNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA-2L, Separate Account VA-5, and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA WM, and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Merrill Lynch Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of ML Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

Robert R. Frederick	(1)	Chief Operations Officer, President and Director

John T. Mallett	(1)	Director

Mark W. Mullin	(1)	Director

Lon J. Olejniczak	(1)	Chief Executive Officer and Director

Michael W. Brandsma	(2)	Executive Vice President and Chief Financial Officer

David R. Paulsen	(2)	Executive Vice President

Michael G. Petko	(2)	Executive Vice President

Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer

Frank A. Camp	(1)	Secretary

Amy J. Boyle	(4)	Assistant Vice President

John W. Fischer	(4)	Assistant Vice President

Clifton W. Flenniken, III	(5)	Assistant Vice President

Dennis P. Gallagher	(4)	Assistant Vice President

Linda S. Gilmer	(1)	Vice President

Karen D. Heburn	(4)	Vice President

Kyle A. Keelan	(4)	Assistant Vice President

Christy Post-Rissin	(4)	Assistant Vice President

Brenda L. Smith	(4)	Assistant Vice President

Darin D. Smith	(1)	Assistant Vice President

Arthur D. Woods	(4)	Assistant Vice President

Tamara D. Barkdoll	(2)	Assistant Secretary

Erin K. Burke	(1)	Assistant Secretary

Jeffrey Eng	(6)	Assistant Secretary

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001

(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719

(3)	400 West Market Street, Louisville, KY 40202

(4)	570 Carillon Parkway, St. Petersburg, FL 33716

(5)	1111 North Charles Street, Baltimore, MD 21201

(6)	600 S. Hwy 169, Suite 1800, Minneapolis, MN 55426

(c) Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(2)	Compensation on Redemption	Brokerage Commissions	Compensation
AFSG Securities Corporation(1)	$3,401,880	0	0	0
Transamerica Capital, Inc.	$7,401,705	0	0	0

(1)	Effective May 1, 2007, Transamerica Capital, Inc. replaced AFSG Securities Corporation as principal underwriter for the policies.

(2)	Fiscal Year 2007

Item 30.	Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by Manager Regulatory Filing Unit, Western Reserve Life Assurance Co. of Ohio at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.	Management Services

Not Applicable

Item 32.	Undertakings

Western Reserve hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve.

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Item 33.	Section 403(b)(11) Representation

Registrant represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, Registrant is relying on the no-action letter issued by the Office of Insurance Products and Legal Compliance, Division of Investment Management, to the American Council of Life Insurance dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1)—(4) thereof have been complied with.

Texas ORP Representation

The Registrant intends to offer Contracts to participants in the Texas Optional Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) - (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 25 day of April, 2008.

WRL SERIES ANNUITY ACCOUNT

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
Depositor

*
Brenda K. Clancy
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

*	Director and Chairman of the Board	, 2008
Timmy L. Stonehocker

*	Director and Chief Executive Officer	, 2008
Charles T. Boswell

*	Director and President	, 2008
Brenda K. Clancy

*	Director and Chief Financial Officer	, 2008
John R. Hunter

*	Director, Senior Vice President, and Chief Tax Officer	, 2008
Arthur C. Schneider

/s/ Darin D. Smith	Vice President, Assistant Secretary and General Counsel	April 25, 2008
*By Darin D. Smith

*	Controller and Vice President	, 2008
Eric J. Martin

* By: Darin D. Smith - Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.

Registration No. 333-82705

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

WRL Series Annuity Account

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*
8(o)(4)	Amendment No. 29 to Participation Agreement (TST)

(9)	Opinion and Consent of Counsel

10(a)	Consent of Counsel

(10)(b)	Consent of Independent Registered Public Accounting Firm

*	Page numbers included only in manually executed original.